SEMI-ANNUAL REPORT (Unaudited)
FOR THE PERIOD ENDED JUNE 30, 2001
-------------------------------------------------------------------------------




JNL(R)SERIES TRUST

JNL(R)VARIABLE FUND LLC

JNL(R)VARIABLE FUND III LLC

JNL(R)VARIABLE FUND V LLC





                                 PERSPECTIVE
                                 Fixed and Variable Annuity(R)


                                 PERSPECTIVE ADVANTAGE
                                 Fixed and Variable Annuitysm

                                 DEFINED STRATEGIES
                                 Variable Annuity(R)

                                 PERSPECTIVE ADVISORS
                                 Fixed and Variable Annuity(R)

                                 NEW YORK

                                 PERSPECTIVE
                                 Fixed and Variable Annuitysm

                                 PERSPECTIVE ADVISORS
                                 Fixed and Variable Annuitysm



This report is for the general information of contract owners of the Perspective(R), Perspective Advantagesm, Defined Strategies(R), Perspective Advisors(R), Perspectivesm (New York) and Perspective Advisorssm (New York) Annuities. Not all the portfolios are available in all of the products. (For a list of available portfolios by product see inside front cover).

Perspective
Fixed and Variable Annuity(R)
-----------------------------
   JNL(R) Series Trust
JNL/Alger Growth Series
JNL/Alliance Growth Series
JNL/Eagle Core Equity Series
JNL/Eagle SmallCap Equity Series
JNL/Janus Aggressive Growth Series
JNL/Janus Balanced Series
JNL/Janus Capital Growth Series
JNL/Oppenheimer Global Growth Series
JNL/Oppenheimer Growth Series
JNL/Putnam Growth Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/Putnam Value Equity Series
JNL/S&P Conservative Growth Series I
JNL/S&P Moderate Growth Series I
JNL/S&P Aggressive Growth Series I
JNL/S&P Very Aggressive Growth Series I
JNL/S&P Equity Growth Series I
JNL/S&P Equity Aggressive Growth Series  I
PPM America/JNL Balanced Series
PPM America/JNL High Yield Bond Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL U.S. Government & Quality Bond Series
T. Rowe Price/JNL Established Growth Series
T. Rowe Price/JNL Mid-Cap Growth Series
T. Rowe Price/JNL Value Series

   JNL(R)Variable Fund LLC
JNL/First Trust The Dowsm Target 10 Series

Perspective Advantage
Fixed and Variable Annuitysm
----------------------------
   JNL(R) Series Trust
JNL/Alliance Growth Series
JNL/J.P. Morgan Enhanced S&P 500(R) Stock Index Series
JNL/J.P. Morgan International & Emerging Markets Series
JNL/Janus Aggressive Growth Series
JNL/Janus Growth & Income Series
JNL/Oppenheimer Global Growth Series
JNL/Oppenheimer Growth Series
JNL/PIMCO Total Return Bond Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/S&P Conservative Growth Series
JNL/S&P Moderate Growth Series
JNL/S&P Aggressive Growth Series
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Balanced Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL High Yield Bond Series
T.Rowe Price/JNL Mid-Cap Growth Series

   JNL(R)Variable Fund V LLC
JNL/First Trust The Dowsm Target 10 Series





Defined Strategies
Variable Annuity(R)
--------------------
    JNL(R) Series Trust
PPM America/ JNL Money Market Series

  JNL(R) Variable Fund LLC
JNL/First Trust The Dowsm Target 5 Series
JNL/First Trust The Dowsm Target 10 Series
JNL/First Trust The S&P(R) Target 10 Series
JNL/First Trust Global Target 15 Series
JNL/First Trust Target 25 Series
JNL/First Trust Target Small-Cap Series
JNL/First Trust Technology Sector Series
JNL/First Trust Pharmaceutical/Healthcare Sector Series
JNL/First Trust Financial Sector Series
JNL/First Trust Energy Sector Series
JNL/First Trust Leading Brands Sector Series
JNL/First Trust Communication Sector Series

Perspective Advisors
Fixed and Variable Annuity(R)
-----------------------------
   JNL(R) Series Trust
JNL/Alliance Growth Series
JNL/J.P. Morgan International & Emerging Markets Series
JNL/Janus Aggressive Growth Series
JNL/Janus Growth & Income Series
JNL/Oppenheimer Global Growth Series
JNL/Oppenheimer Growth Series
JNL/PIMCO Total Return Bond Series
JNL/Putnam Growth Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/Putnam Value Equity Series
JNL/S&P Conservative Growth Series II
JNL/S&P Moderate Growth Series II
JNL/S&P Aggressive Growth Series II
JNL/S&P Very Aggressive Growth Series II
JNL/S&P Equity Growth Series II
JNL/S&P Equity Aggressive Growth Series II
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Balanced Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL High Yield Bond Series
T.Rowe Price/JNL Mid-Cap Growth Series

  JNL(R)Variable Fund III LLC
JNL/First Trust The Dowsm Target 10 Series




Perspective (New York)
Fixed and Variable Annuitysm
----------------------------
   JNL(R) Series Trust
JNL/Alger Growth Series
JNL/Alliance Growth Series
JNL/Eagle Core Equity Series
JNL/Eagle SmallCap Equity Series
JNL/Janus Aggressive Growth Series
JNL/Janus Balanced Series
JNL/Janus Capital Growth Series
JNL/Oppenheimer Global Growth Series
JNL/Oppenheimer Growth Series
JNL/Putnam Growth Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/Putnam Value Equity Series
JNL/S&P Conservative Growth Series I
JNL/S&P Moderate Growth Series I
JNL/S&P Aggressive Growth Series I
JNL/S&P Very Aggressive Growth Series I
JNL/S&P Equity Growth Series I
JNL/S&P Equity Aggressive Growth Series I
PPM America/JNL Balanced Series
PPM America/JNL High Yield Bond Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL U.S. Government & Quality Bond Series
T. Rowe Price/JNL Established Growth Series
T. Rowe Price/JNL Mid-Cap Growth Series
T. Rowe Price/JNL Value Series

Perspective Advisors (New York)
Fixed and Variable Annuitysm
----------------------------
   JNL(R) Series Trust
JNL/Alliance Growth Series
JNL/J.P. Morgan International & Emerging Markets Series
JNL/Janus Aggressive Growth Series
JNL/Janus Growth & Income Series
JNL/Oppenheimer Global Growth Series
JNL/Oppenheimer Growth Series
JNL/PIMCO Total Return Bond Series
JNL/Putnam Growth Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/Putnam Value Equity Series
JNL/S&P Conservative Growth Series II
JNL/S&P Moderate Growth Series II
JNL/S&P Aggressive Growth Series II
JNL/S&P Very Aggressive Growth Series II
JNL/S&P Equity Growth Series II
JNL/S&P Equity Aggressive Growth Series II
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Balanced Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL High Yield Bond Series
T.Rowe Price/JNL Mid-Cap Growth Series

Dear Investors:                                                        [Photo]

We are pleased to provide you with this report on the operations of the JNL Series Trust and the JNL Variable Funds LLC for the six-month period ended June 30, 2001.

After 5% growth in 2000, the U.S. economy slowed sharply in the first half of 2001 with only 1.7% growth expected in 2001. Most analysts still expect the economy to avoid recession, but the soft landing is hitting the runway a little harder than anticipated. Consumer spending continues to offset the slowdown in business spending, while the inflation reports remain encouraging.

Responding to the weakening economic environment, the Federal Reserve has cut interest rates six times, by a total of 2.75 percentage points, since January 3, 2001. At least one more cut is expected, bringing the federal funds rate down to 3.5% from 6.5% at the beginning of the year. The Fed believes that the economy will recover in the second half of the year, as tax rebates will boost consumer spending in the coming months and the Fed's interest rate cuts should start to bear fruit late this year or early in 2002.

Despite a pullback in June, stocks ended the second quarter with comfortable gains across the board, shaking off the effects of an unsettling first quarter. For the year-to-date, however, most major indices were still in negative territory at the end of June. Smaller-cap value stocks outpaced the large cap growth funds with small caps up an average of 11.7 percent, while large cap growth funds have fallen 20 percent. Multi-cap value stocks were among the laggards, reversing the trend of the first quarter.

Technology stocks rebounded sharply following their steep reversal in early 2001, while natural resources stocks were lackluster after their relatively good first quarters. Growth took precedence over value investing with smaller cap growth outdistancing the field. That said, value stocks also scored strong gains in the period.

After several years of going to extremely positive results, the stock market may be getting back to normal. The largest 50 growth stocks are no longer the market leaders, while mid-cap stocks have been holding up pretty well in a tough environment for stocks. Most recently, mid cap value stocks, many with single digit long-term growth rates have produced strong price gains.

The JNL Series Trust and JNL Variable Funds LLC offer a selection of Series, each with its own investment objective and strategies. The performance of each Series is influenced by its investment objective and the investment style of its money manager, as well as the market environment. We hope that the selection of Series allows you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles for your financial goals and hope that you are pleased with the performance.

Respectfully,


/s/ Andrew B. Hopping
Andrew B. Hopping
President
JNL Series Trust
JNL Variable Funds LLC

JNL Series Trust (Unaudited)
Schedule of Investments (in thousands)
June 30, 2001
                                       Shares/Par     Value
--------------------------------------------------------------------------------
-------------------------------------------------------------
 JNL/Alger Growth Series
-------------------------------------------------------------

Common Stocks - 99.5%
Advertising - 1.1%
   Omnicom Group Inc.                         52   $   4,446

Aerospace & Defense - 2.9%
   General Dynamics Corp.                     64       5,003
   United Technologies Corp.                  87       6,341
                                                  -----------
                                                      11,344
Biotechnology - 2.5%
   Amgen Inc. (b)                            161       9,794

Computers - 7.8%
   Dell Computer Corp. (b)                   272       7,061
   EMC Corp. (b)                             405      11,767
   Sun Microsystems Inc. (b)                 747      11,743
                                                  -----------
                                                      30,571

Diversified Financial Services - 8.0%
   Charles Schwab Corp.                      149       2,280
   Citigroup Inc.                            279      14,767
   Merrill Lynch & Co. Inc.                  126       7,466
   Morgan Stanley Dean Witter & Co.           35       2,254
   Stilwell Financial Inc.                   135       4,537
                                                  -----------
                                                      31,304
Electric - 3.4%
   Calpine Corp. (b)                         266      10,062
   Duke Energy Corp.                          84       3,277
                                                  -----------
                                                      13,339
Electronics - 1.4%
   Sanmina Corp. (b)                         121       2,837
   Solectron Corp. (b)                       152       2,774
                                                  -----------
                                                       5,611

Food - 1.9%
   Safeway Stores Inc. (b)                   154       7,402

Healthcare - 5.8%
   Baxter International Inc.                 224      10,966
   Medtronic Inc.                             39       1,804
   Tenet Healthcare Corp. (b)                195      10,065
                                                  -----------
                                                      22,835
Insurance - 5.3%
   American International Group Inc.         154      13,235
   Marsh & McLennan Cos. Inc.                 74       7,459
                                                  -----------
                                                      20,694
Internet - 2.3%
   eBay Inc. (b)                             129       8,822

Manufacturing - 8.4%
   General Electric Co.                      325      15,863
   Tyco International Ltd.                   309      16,851
                                                  -----------
                                                      32,714

Media - 5.4%
   AOL Time Warner Inc. (b)                  245      12,998
   Comcast Corp. (b)                          82       3,559
   Viacom Inc. - Class B (b)                  87       4,505
                                                  -----------
                                                      21,062

Oil & Gas Producers - 6.8%
   Exxon Mobil Corp.                         130      11,321
   Nabors Industries Inc. (b)                107       3,977
   Texaco Inc.                                57       3,823
   Transocean Sedco Forex Inc.               184       7,582
                                                  -----------
                                                      26,703

Oil & Gas Services - 3.2%
   BJ Services Co. (b)                       116   $   3,278
   Halliburton Co.                           222       7,894
   Smith International Inc. (b)               20       1,210
                                                  -----------
                                                      12,382

Pharmaceuticals - 11.9%
   Abbott Laboratories                       126       6,044
   American Home Products Corp.              224      13,099
   Cardinal Health Inc.                      144       9,943
   Forest Laboratories Inc. (b)               35       2,464
   Pfizer Inc.                               369      14,762
                                                  -----------
                                                      46,312

Retail - 9.7%
   Best Buy Co. Inc. (b)                      81       5,158
   Gap Inc.                                  259       7,508
   Home Depot Inc.                           249      11,591
   Target Corp.                               53       1,827
   Wal-Mart Stores Inc.                      236      11,534
                                                  -----------
                                                      37,618

Software - 4.6%
   First Data Corp.                           33       2,126
   Intuit Inc. (b)                           105       4,207
   Microsoft Corp. (b)                       163      11,805
                                                  -----------
                                                      18,138

Telecommunications Equipment - 3.9%
   Cisco Systems Inc. (b)                    316       5,754
   Nokia Corp. - ADR                         438       9,643
                                                  -----------
                                                      15,397
Tobacco - 3.2%
   Philip Morris Cos. Inc.                   245      12,439

     Total Common Stocks
       (cost $391,991)                               388,927
                                                  -----------

Short Term Investment - 0.5%
--------------------------------------
Money Market Fund - 0.5%
   Dreyfus Cash Management Plus,           1,838       1,838
    4.11% (a)
                                                  -----------


     Total Short Term Investment
       (cost $1,838)                                   1,838
                                                  -----------

Total Investments - 100%
--------------------------------------
   (cost $393,829)                                 $ 390,765
                                                  ===========

-------------------------------------------------------------
 JNL/Alliance Growth Series
-------------------------------------------------------------

Common Stocks - 94.5%
Airlines - 0.8%
   Continental Airlines Inc. (b)              22   $   1,093

Banks - 0.8%
   JP Morgan Chase & Co.                      25       1,097

Computers - 3.7%
   Electronic Data Systems Corp.              29       1,825
   EMC Corp. (b)                              41       1,179
   International Business Machines             4         452
   Corp.
   Sun Microsystems Inc. (b)                  57         891
   Veritas Software Corp. (b)                 12         765
                                                  -----------
                                                       5,112

Cosmetics & Personal Care - 1.0%
   Colgate-Palmolive Co.                      23       1,363

                     See notes to the financial statements.

Diversified Financial Services - 18.6%
   Citigroup Inc.                            155   $   8,205
   Fannie Mae                                 18       1,550
   Freddie Mac                                86       6,034
   Goldman Sachs Group Inc.                   10         849
   Household International Inc.               35       2,308
   MBNA Corp.                                181       5,961
   Morgan Stanley Dean Witter & Co.           10         617
                                                  -----------
                                                      25,524

Healthcare - 2.9%
   Johnson & Johnson                          29       1,450
   Medtronic Inc.                             55       2,549
                                                  -----------
                                                       3,999

Insurance - 2.1%
   American International Group Inc.          34       2,950

Internet - 0.4%
     Check Point Software
     Technologies Ltd. (b)                    11         556

Manufacturing - 7.9%
   General Electric Co.                       43       2,081
   Honeywell International Inc.              119       4,164
   Tyco International Ltd.                    84       4,600
                                                  -----------
                                                      10,845

Media - 12.2%
   AOL Time Warner Inc. (b)                  144       7,654
   AT&T Corp. -  Liberty Media Group -
   Class A (b)                               114       1,992
   Comcast Corp.  (b)                         65       2,838
   Viacom Inc. - Class B (b)                  58       2,986
   Walt Disney Co.                            44       1,265
                                                  -----------
                                                      16,735

Oil & Gas Producers - 4.2%
   BP Plc - ADR                               64       3,176
   Chevron Corp.                              16       1,448
   Transocean Sedco Forex Inc.                27       1,097
                                                  -----------
                                                       5,721

Oil & Gas Services - 0.8%
   Baker Hughes Inc.                          33       1,112

Pharmaceuticals - 11.0%
   Merck & Co. Inc.                           17       1,074
   Pfizer Inc.                               164       6,577
   Pharmacia Corp.                            92       4,218
   Schering-Plough Corp.                      87       3,157
                                                  -----------
                                                      15,026

Retail - 8.8%
   Home Depot Inc.                            70       3,272
   Kohl's Corp. (b)                          104       6,499
   Wal-Mart Stores Inc.                        4         176
   Walgreen Co.                               61       2,097
                                                  -----------
                                                      12,044

Semiconductors - 2.4%
   Intel Corp.                                46       1,354
   Maxim Integrated Products Inc. (b)          7         309
   Micron Technology Inc. (b)                 41       1,685
                                                  -----------
                                                       3,348
Software - 3.9 %
   BEA Systems Inc. (b)                        3         105
   Microsoft Corp. (b)                        68       4,922
   Oracle Corp. (b)                           15         279
                                                  -----------
                                                       5,306

Telecommunications - 1.1%
   Amdocs Ltd. (b)                            28       1,486

Telecommunications Equipment - 5.4%
   Cisco Systems Inc. (b)                    201   $   3,664
   JDS Uniphase Corp. (b)                     26         333
   Nokia Corp. - ADR                         158       3,471
                                                  -----------
                                                       7,468
Tobacco - 0.6%
   Philip Morris Cos. Inc.                    16         812

Wireless Telecommunications - 5.9%
   AT&T Wireless Group (b)                   274       4,475
   Vodafone Group Plc - ADR                  163       3,641
                                                  -----------
                                                       8,116
                                                  -----------

     Total Common Stocks
       (cost $145,796)                               129,713
                                                  -----------

Short Term Investments - 5.5%
--------------------------------------
Money Market Funds - 5.5%
   Dreyfus Cash Management Plus,           6,868       6,868
   4.11% (a)
   Dreyfus Government Cash
    Management,  4.02% (a)                   640         640
                                                  -----------

     Total Short Term Investments
       (cost $7,508)                                   7,508
                                                  -----------

Total Investments - 100%
--------------------------------------
   (cost $153,304)                                 $ 137,221
                                                  ===========

-------------------------------------------------------------
 JNL/Eagle Core Equity Series
-------------------------------------------------------------

Common Stocks - 95.3%
Advertising - 0.7%
   Omnicom Group Inc.                         12   $   1,032

Aerospace & Defense - 0.4%
   Boeing Co.                                 13         695

Auto Parts & Equipment - 0.4%
     Delphi Automotive Systems Corp.          40         637

Banks - 5.5%
   Bank of New York Co. Inc.                  20         960
   JP Morgan Chase & Co.                      45       2,003
   Mellon Financial Corp.                     22       1,012
   PNC Financial Services Group               31       2,007
   Synovus Financial Corp.                    30         941
   US Bancorp                                 80       1,823
                                                  -----------
                                                       8,746

Beverages - 2.1%
   Adolph Coors Co. - Class B                 12         589
   Anheuser-Busch Cos. Inc.                   58       2,392
   PepsiCo Inc.                                9         398
                                                  -----------
                                                       3,379

Biotechnology - 1.1%
   Amgen Inc. (b)                              4         231
   Genentech Inc. (b)                         12         678
   IDEC Pharmaceuticals Corp. (b)              6         426
   Protein Design Labs Inc. (b)                4         373
                                                  -----------
                                                       1,708

Chemicals - 2.4%
   E.I. du Pont de Nemours                    25       1,218
   Praxair Inc.                               28       1,298
   Rohm and Haas Co.                          37       1,217
                                                  -----------
                                                       3,733

                     See notes to the financial statements.

Commercial Services - 0.2%
   Alliance Data Systems Corp. (b)            24   $     354

Computers - 5.0%
   Brocade Communications Systems Inc. (b)     6         242
   Compaq Computer Corp.                      53         821
   Dell Computer Corp. (b)                    63       1,634
   Electronic Data Systems Corp.              27       1,688
   EMC Corp. (b)                              50       1,444
   International Business Machines Corp.      15       1,655
   Sun Microsystems Inc. (b)                  29         447
                                                  -----------
                                                       7,931

Cosmetics & Personal Care - 1.4%
   Avon Products Inc.                         17         787
   Kimberly-Clark Corp.                        5         280
   Procter & Gamble Co.                       18       1,129
                                                  -----------
                                                       2,196

Diversified Financial Services - 8.5%
   American Express Co.                       11         419
   Capital One Financial Corp.                15         900
   Citigroup Inc.                            118       6,215
   Freddie Mac                                22       1,523
   Goldman Sachs Group Inc.                   11         909
   Instinet Group Inc. (b)                     9         164
   Lehman Brothers Holdings Inc.              35       2,706
   Merrill Lynch & Co. Inc.                   11         631
                                                  -----------
                                                      13,467

Electric - 0.7%
   NiSource Inc.                              20         547
   Teco Energy Inc.                           20         610
                                                  -----------
                                                       1,157

Electronics - 1.5%
   Celestica Inc. (b)                         16         806
   Koninklijke Philips Electronics NV - NYS   17         442
   Solectron Corp. (b)                        60       1,097
                                                  -----------
                                                       2,345

Entertainment - 0.4%
    International Game Technology (b)          9         576

Food - 2.5%
   Kraft Foods Inc. (b)                       67       2,074
   Kroger Co. (b)                             36         906
   Sysco Corp.                                37       1,010
                                                  -----------
                                                       3,990

Forest Products & Paper - 0.8%
   International Paper Co.                    35       1,250

Gas - 0.3%
   UGI Corp.                                  15         405

Healthcare - 3.1%
   Bausch & Lomb Inc.                         17         627
   Baxter International Inc.                  14         688
   HCA - The Healthcare Co.                   45       2,034
   Johnson & Johnson                          27       1,365
   Medtronic Inc.                              5         209
   Unilab Corp. (b)                            2          47
                                                  -----------
                                                       4,970

Insurance - 3.3%
   American International Group Inc.          17       1,493
   Hartford Financial Services Group Inc.     23       1,573
   Marsh & McLennan Cos. Inc.                  6         606
   MetLife Inc.                               39       1,208
   Phoenix Cos. Inc. (b)                      21         381
                                                  -----------
                                                       5,261

Internet - 0.3%
   DoubleClick Inc. (b)                       32   $     453

Investment Companies - 0.7%
   Allied Capital Corp.                       46       1,065

Leisure Time - 1.0%
   Sabre Holdings Corp. (b)                   30       1,500

Lodging - 0.2%
   Harrah's Entertainment Inc. (b)             8         293

Machinery - 2.8%
   Caterpillar Inc.                           36       1,802
   Deere & Co.                                24         908
   Dover Corp.                                46       1,725
                                                  -----------
                                                       4,435

Manufacturing - 4.2%
   General Electric Co.                       55       2,676
   Harsco Corp.                               29         787
   Minnesota Mining & Manufacturing Co.        8         856
   Pall Corp.                                 18         424
   SPX Corp. (b)                              15       1,877
                                                  -----------
                                                       6,620

Media - 6.1%
   AOL Time Warner Inc. (b)                   52       2,745
   Comcast Corp. (b)                          24       1,033
   Gannett Co. Inc.                           34       2,247
   Gemstar-TV Guide International Inc. (b)    28       1,225
   McGraw-Hill Cos. Inc.                       4         251
   Viacom Inc. - Class A (b)                  26       1,379
   Viacom Inc. - Class B (b)                  15         772
                                                  -----------
                                                       9,652

Oil & Gas Producers - 6.8%
   BP Plc - ADR                               51       2,528
   Conoco Inc. - Class B                      30         869
   Exxon Mobil Corp.                          35       3,057
   Santa Fe International Corp.               65       1,885
   Transocean Sedco Forex Inc.                30       1,217
   USX-Marathon Group Inc.                    41       1,219
                                                  -----------
                                                      10,775

Pharmaceuticals - 8.2%
   Allergan Inc.                               3         235
   American Home Products Corp.               22       1,280
   Bristol-Myers Squibb Co.                   35       1,804
   Eli Lilly & Co.                             6         477
   Forest Laboratories Inc. (b)                6         412
   Merck & Co. Inc.                           39       2,515
   Pfizer Inc.                                70       2,822
   Pharmacia Corp.                            63       2,911
   PRAECIS Pharmaceuticals Inc. (b)           26         419
                                                  -----------
                                                      12,875

Pipelines - 2.1%
   El Paso Corp.                              49       2,577
   Williams Cos. Inc.                         20         659
                                                  -----------
                                                       3,236

Real Estate - 1.0%
   Boston Properties Inc.                      6         245
   Equity Office Properties Trust             10         316
   Kimco Realty Corp.                          3         142
   Nationwide Health Properties Inc.          27         545
   Public Storage Inc.                         9         268
                                                  -----------
                                                       1,516

Retail - 3.3%
   Costco Wholesale Corp. (b)                  5         214

                     See notes to the financial statements.

   Federated Department Stores Inc. (b)       25   $   1,071
   Home Depot Inc.                            38       1,778
   Wal-Mart Stores Inc.                       37       1,815
   Wendy's International Inc.                 11         276
                                                  -----------
                                                       5,154
Savings & Loans - 1.6%
   Charter One Financial Inc.                 43       1,372
   Dime Bancorp Inc.                          30       1,117
                                                  -----------
                                                       2,489

Semiconductors - 5.0%
   Agere Systems Inc. (b)                     56         416
   Altera Corp. (b)                           29         832
   Cypress Semiconductor Corp. (b)            27         642
   Fairchild Semiconductor
    International Inc. - Class A (b)          11         261
   Intel Corp.                                70       2,045
   LSI Logic Corp. (b)                        65       1,216
   Mattson Technology Inc. (b)                26         457
   National Semiconductor Corp. (b)           37       1,073
   Novellus Systems Inc. (b)                   8         429
   Texas Instruments Inc.                     18         580
                                                  -----------
                                                       7,951

Software - 3.3%
   Microsoft Corp. (b)                        64       4,632
   Oracle Corp. (b)                           28         522
                                                  -----------
                                                       5,154

Telecommunications - 5.2%
   Alltel Corp.                               14         858
   Qwest Communication International Inc. (b) 36       1,154
   SBC Communications Inc.                    44       1,775
   Sprint Corp. (FON Group)                   65       1,388
   Verizon Communications Inc.                58       3,081
                                                  -----------
                                                       8,256


Telecommunications Equipment - 1.6%
   ADC Telecommunications Inc. (b)            28         187
   Cisco Systems Inc. (b)                     92       1,680
   Nokia Corp. - ADR                          27         602
                                                  -----------
                                                       2,469

Tobacco - 0.2%
   Philip Morris Cos. Inc.                     5         254

Transportation - 0.7%
   United Parcel Service Inc.                 18       1,046

Water - 0.2%
   American Water Works Inc.                  10         330

Wireless Telecommunications - 0.5%
   Nextel Communications Inc. (b)             48         840
                                                  -----------

     Total Common Stocks
       (cost $147,726)                               150,195
                                                  -----------

Corporate  Bonds - 0.6%
--------------------------------------
Machinery - 0.1%
   Hanover Compressor Co., 4.75%,     $      200         207
    03/15/2008 (j)

Media - 0.2%
   Liberty Media, 3.25%, 03/15/2031          330         370
    (e) (j)

Telecommunications - 0.3%
   Charter Communications, 4.75%,
    06/01/2006 (j)                           510         542
                                                  -----------

     Total  Corporate Bonds
       (cost $1,050)                                   1,119
                                                  -----------
Preferred Stocks - 0.8%
Electric - 0.5%
   Reliant Energy Inc., 2.00%                 11   $     853

Food - 0.3%
     Suiza Capital Trust II, 5.50%            12         491
                                                  -----------

     Total Preferred Stocks
       (cost $1,291)                                   1,344
                                                  -----------

Short Term Investment - 3.3%
-------------------------------------
Money Market Fund - 3.3%
   Dreyfus Cash Management Plus,
4.11% (a)                                  5,178       5,178
                                                  -----------


     Total Short Term Investment
       (cost $5,178)                                   5,178
                                                  -----------

Total Investments - 100%
--------------------------------------
   (cost $155,245)                                 $ 157,836
                                                  ===========

-------------------------------------------------------------
Summary of  Written Call Options for the Period Ended June
      30, 2001   (Premiums in thousands):
-------------------------------------------------------------
                                      Number of    Premiums
                                      Contracts
                                     ------------ -----------
Options outstanding at December 31,          25   $      17
2000
  Options written during the period         212          62
  Options closed during the period          (92)        (29)
  Options expired during the period        (145)        (50)
                                     ------------ -----------
Options outstanding at June 30, 2001          -   $       -
                                     ============ ===========


-------------------------------------------------------------
 JNL/Eagle SmallCap Equity Series
-------------------------------------------------------------

Common Stocks - 93.9%
Banks - 1.8%
   The Colonial BancGroup Inc.                40   $     575
   Trustco Bank Corp. NY                      98       1,302
                                                  -----------
                                                       1,877

Biotechnology - 3.2%
   Collateral Therapeutics Inc. (b)           73         435
   Cryolife Inc. (b)                          68       2,782
   Variagenics Inc. (b)                       24          92
                                                  -----------
                                                       3,309

Chemicals - 1.3%
   OM Group Inc.                              25       1,389

Commercial Services - 5.3%
   Alliance Data Systems Corp. (b)            49         735
   Spherion Corp. (b)                        210       1,880
   Steiner Leisure Ltd. (b)                   40         800
   Strayer Education Inc.                     30       1,463
   Wackenhut Corp. (b)                        50         687
                                                  -----------
                                                       5,566

Computers - 1.9%
   FactSet Research Systems Inc.              57       2,035

Distribution & Wholesale - 2.5%
   Hughes Supply Inc.                        110       2,602

Diversified Financial Services - 2.6%
   Investment Technology Group Inc. (b)       29       1,458
   Jefferies Group Inc.                       34       1,095
   Wit Soundview Group Inc. (b)              100         183
                                                  -----------
                                                       2,736

                     See notes to the financial statements.

Electric - 4.1%
   Avista Corp.                              118   $   2,351
   Sierra Pacific Resources                  120       1,919
                                                  -----------
                                                       4,270


Electrical Components & Equipment - 1.6%
   Artesyn Technologies Inc. (b)             130       1,677

Electronics - 11.2%
   Coherent Inc. (b)                         102       3,689
   Gentex Corp. (b)                          136       3,777
   OYO Geospace Corp. (b)                     51       1,156
   Rockford Corp. (b)                         50         353
   Sawtek Inc. (b)                            42         988
   Varian Inc. (b)                            55       1,760
                                                  -----------
                                                      11,723

Entertainment - 5.7%
    Alliance Gaming Corp. (b)                 41       1,610
    Anchor Gaming  (b)                        54       3,483
    Shuffle Master Inc. (b)                   44         914
                                                  -----------
                                                       6,007

Environmental Control - 0.7%
   IMCO Recycling Inc.                       105         748

Healthcare - 8.4%
   Edwards Lifesciences Corp. (b)            117       3,084
   ESC Medical Systems Ltd. (b)               91       2,625
   Horizon Health Corp. (b)                  130       1,640
   Kensey Nash Corp. (b)                      18         293
   Novoste Corp. (b)                          47       1,199
                                                  -----------
                                                       8,841

Home Furnishings - 3.1%
   Applica Inc. (b)                          189       1,504
   Universal Electronics Inc. (b)             95       1,710
                                                  -----------
                                                       3,214

Machinery - 0.2%
   Global Power Equipment Group Inc.(b)        8         234

Media - 4.8%
   Houghton Mifflin Co.                       62       3,686
   Mediacom Communications Corp. (b)          97       1,358
                                                  -----------
                                                       5,044

Mining - 0.7%
   Stillwater Mining Co. (b)                  23         673

Oil & Gas Producers - 2.8%
   Patterson-UTI Energy Inc. (b)              65       1,162
   Spinnaker Exploration Co. (b)              44       1,734
                                                  -----------
                                                       2,896

Oil & Gas Services - 2.2%
   Torch Offshore Inc. (b)                    36         353
   Veritas DGC Inc. (b)                       71       1,970
                                                  -----------
                                                       2,323

Pharmaceuticals - 3.1%
   Medicis Pharmaceutical Corp. -             38       2,014
   Class A (b)
   PRAECIS Pharmaceuticals Inc. (b)           73       1,203
                                                  -----------
                                                       3,217

Real Estate - 1.4%
   Meristar Hospitality Corp.                 60       1,425

Retail - 4.2%
   Cash America International Inc.           228       1,934
   Genesco Inc. (b)                           44       1,478
   MSC Industrial Direct Co. Inc. (b)         57         992
                                                  -----------
                                                       4,404

Savings & Loans - 2.1%
   BankAtlantic Bancorp Inc.                  57   $     495
   Commercial Federal Corp.                   55       1,271
   Waypoint Financial Corp.                   38         477
                                                  -----------
                                                       2,243

Semiconductors - 2.9%
   AstroPower Inc. (b)                        58       2,998

Software - 10.3%
   Avid Technology Inc. (b)                  100       1,570
   Barra Inc. (b)                             47       1,820
   Cerner Corp. (b)                           21         882
   Datastream Systems Inc. (b)               200       1,508
   Eclipsys Corp. (b)                         47       1,307
   Fair, Isaac & Co. Inc.                     32       1,947
   Take-Two Interactive Software Inc. (b)     96       1,781
                                                  -----------
                                                      10,815

Telecommunications - 0.4%
   MasTec Inc. (b)                            31         409

Telecommunications Equipment - 3.1%
   Acterna Corp. (b)                          26         286
   Aeroflex Inc. (b)                         142       1,491
   CommScope Inc. (b)                         63       1,481
                                                  -----------
                                                       3,258

Wireless Telecommunications - 2.3%
   EMS Technologies Inc. (b)                 132       2,013
   REMEC Inc. (b)                             35         434
                                                  -----------
                                                       2,447
                                                  -----------
     Total Common Stocks
       (cost $94,810)                                 98,380
                                                  -----------

Short Term Investments - 6.1%
--------------------------------------
Money Market Funds - 6.1%
    Dreyfus Cash Management Plus,
           4.11% (a)                       5,038       5,038
    Dreyfus Government Cash
           Management, 4.02% (a)           1,319       1,319
                                                  -----------

     Total Short Term Investments
       (cost $6,357)                                   6,357
                                                  -----------

Total Investments - 100%
--------------------------------------
   (cost $101,167)                                 $ 104,737
                                                  ===========


-------------------------------------------------------------
 JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series
-------------------------------------------------------------

Common Stocks - 99.3%
Aerospace & Defense - 1.0%
     Boeing Co.                                2      $  117
     Goodrich Corp.                            1         $42
   Lockheed Martin Corp.                       1          41
   United Technologies Corp.                   1          73
                                                  -----------
                                                         273

Airlines - 0.5%
   Delta Air Lines Inc.                        1          57
   Southwest Airlines Co.                      4          78
                                                  -----------
                                                         135

Apparel - 0.3%
   Jones Apparel Group Inc. (b)                1          48
   NIKE Inc.                                   1          29
                                                  -----------
                                                          77

Auto Manufacturers - 0.9%
   Ford Motor Co.                              1          20

                     See notes to the financial statements.

   General Motors Corp.                        3   $     212
   PACCAR Inc.                                 -           5
                                                  -----------
                                                         237

Auto Parts & Equipment - 0.2%
   Delphi Automotive Systems Corp.             2          25
   Lear Corp. (b)                              1          18
                                                  -----------
                                                          43
Banks - 4.1%
   AmSouth Bancorp.                            2          35
   Bank of America Corp.                       1          72
   Bank of New York Co. Inc.                   -          19
   Bank One Corp.                              7         236
   Banknorth Group Inc.                        1          11
   Compass Bancshares Inc.                     -           8
   First Union Corp.                           3         108
   Hibernia Corp.                              1           9
   KeyCorp                                     2          57
   Marshall & Ilsley Corp.                     -          11
   Mellon Financial Corp.                      -          18
   National Commerce Financial Corp.           1          12
   PNC Financial Services Group                2         151
   SunTrust Banks Inc.                         1          39
   US Bancorp                                 12         262
   Wachovia Corp.                              -          22
   Wilmington Trust Corp.                      -          14
                                                  -----------
                                                       1,084

Beverages - 1.2%
   Anheuser-Busch Cos. Inc.                    1          25
   Coca-Cola Co.                               5         239
   PepsiCo Inc.                                1          52
                                                  -----------
                                                         316

Biotechnology - 0.8%
   Amgen Inc. (b)                              3         158
   Human Genome Sciences Inc. (b)              1          42
                                                  -----------
                                                         200

Chemicals - 1.6%
   Air Products & Chemicals Inc.               2          69
   Dow Chemical Co.                            2          67
   E. I. du Pont de Nemours                    2          77
   PPG Industries Inc.                         1          74
   Praxair Inc.                                2          80
   Rohm & Haas Co.                             2          55
                                                  -----------
                                                         422

Commercial Services -  0.6%
   Cendant Corp. (b)                           8         164

Computers - 5.4%
   Compaq Computer Corp.                       8         124
   Dell Computer Corp. (b)                     5         140
   Electronic Data Systems Corp.               1          69
   EMC Corp. (b)                               5         131
   Hewlett-Packard Co.                         2          46
   International Business Machines Corp.       5         542
   NCR Corp. (b)                               3         136
   Sun Microsystems Inc. (b)                  11         173
   Veritas Software Corp. (b)                  1          66
                                                  -----------
                                                       1,427

Cosmetics & Personal Care - 2.2%
   Estee Lauder Cos. Inc.                      2          86
   Gillette Co.                                5         136
   Kimberly-Clark Corp.                        2         117
   Procter & Gamble Co.                        4         243
                                                  -----------
                                                         582

Distribution & Wholesale - 0.1%
   W.W. Grainger Inc.                          1          37

Diversified Financial Services - 9.0%
   A.G. Edwards Inc.                           1   $      23
   American Express Co.                        4         155
   AmeriCredit Corp. (b)                       1          52
   Capital One Financial Corp.                 3         162
   Charles Schwab Corp.                        6          92
   Citigroup Inc.                             17         893
   Countrywide Credit Industries Inc.          2          73
   E*TRADE Group Inc. (b)                      3          19
   Fannie Mae                                  3         281
   Freddie Mac                                 2         168
   Goldman Sachs Group Inc.                    1         103
   Household International Inc.                2         100
   Legg Mason Inc.                             -           5
   Morgan Stanley Dean Witter & Co.            1          58
   Providian Financial Corp.                   1          65
   Stilwell Financial Inc.                     2          81
   TD Waterhouse Group Inc. (b)                2          17
                                                  -----------
                                                       2,347

Electric - 2.9%
   Ameren Corp.                                1          38
   Cinergy Corp.                               1          38
   CMS Energy Corp.                            2          42
   Consolidated Edison Inc.                    -           8
   DTE Energy Co.                              1          65
   Edison International                        4          43
   Entergy Corp.                               4         134
   GPU Inc.                                    1          39
   NiSource Inc.                               1          16
   PG&E Corp.                                  4          46
   Pinnacle West Capital Corp.                 1          33
   Potomac Electric Power Co.                  1          10
   PPL Corp.                                   -          11
   Progress Energy Inc.                        1          63
   TXU Corp.                                   2         101
   Wisconsin Energy Corp.                      1          15
   XCEL Energy Inc.                            2          58
                                                  -----------
                                                         760

Electrical Components & Equipment -   0.2%
   Emerson Electric Co.                        1          48

Electronics - 0.5%
   Applera Corp. - Applied
   Biosystems Group                            1          29
   Johnson Controls Inc.                       1          87
   Parker Hannifin Corp.                       -           9
                                                  -----------
                                                         125

Environmental Control - 0.2%
   Waste Management Inc.                       2          52


Food - 1.8%
   General Mills Inc.                          -          18
   H.J. Heinz Co.                              1          53
   Kellogg Co.                                 1          26
   Kraft Foods Inc. (b)                        1          25
   Kroger Co. (b)                              2          60
   Quaker Oats Co.                             1          91
   Safeway Stores Inc. (b)                     4         178
   Unilever NV - NYS                           1          36
                                                  -----------
                                                         487

Forest Products & Paper - 0.1%
   Georgia-Pacific Group                       -           3
   Temple-Inland Inc.                          -          16
                                                  -----------
                                                          19

Healthcare - 3.8%
   Aetna Inc. (b)                              1   $      13

                     See notes to the financial statements.

   Baxter International Inc.                   2          83
   Becton, Dickinson & Co.                     2          75
   Boston Scientific Corp. (b)                 2          29
   C.R. Bard Inc.                              -          17
   Guidant Corp. (b)                           2          54
   HCA - The Healthcare Co.                    2          72
   Johnson & Johnson                           8         413
   Medtronic Inc.                              -          18
   St. Jude Medical Inc. (b)                   -          24
   Tenet Healthcare Corp. (b)                  4         186
                                                  -----------
                                                         984

Insurance - 4.5%
   Allstate Corp.                              5         216
   AMBAC Financial Group Inc.                  1          76
   American General Corp.                      4         163
   American International Group Inc.           4         327
   Cigna Corp.                                 1         134
   Hartford Financial Services Group Inc.      1          48
   Lincoln National Corp.                      1          41
   Marsh & McLennan Cos. Inc.                  -          30
   MBIA Inc.                                   1          72
   Protective Life Corp.                       -          10
   St. Paul Cos. Inc.                          -          15
   Torchmark Corp.                             1          36
                                                  -----------
                                                       1,168

Internet - 0.2%
   eBay Inc. (b)                               1          34
   IndyMac Bancorp Inc. (b)                    -           8
   Internet Security Systems Inc. (b)          -           5
                                                  -----------
                                                          47

Leisure Time - 0.1%
   Carnival Corp.                              -           3
   Harley-Davidson Inc.                        -          14
                                                  -----------
                                                          17

Lodging - 0.7%
   Hilton Hotels Corp.                         3          31
   Marriott International Inc. - Class A       2          76
   Starwood Hotels & Resorts
   Worldwide Inc.                              2          67
                                                   -----------
                                                         174

Machinery - 0.4%
   Dover Corp.                                 -          11
   Ingersoll-Rand Co.                          1          45
   Rockwell International Corp.                1          54
                                                   -----------
                                                         110

Manufacturing - 7.2%
   Cooper Industries Inc.                      1          51
   Danaher Corp.                               1          50
   Eastman Kodak Co.                           2          79
   Eaton Corp.                                 1          42
   General Electric Co.                       22       1,077
   Honeywell International Inc.                2          85
   ITT Industries Inc.                         1          32
   Tyco International Ltd.                     9         469
                                                   -----------
                                                       1,885

Media - 5.0%
   Adelphia Communications Corp. -
   Class A (b)                                 1          37
   AOL Time Warner Inc. (b)                   12         610
   AT&T Corp. - Liberty Media Group -
   Class A (b)                                 4          73
   Comcast Corp. (b)                           2          69
   Fox Entertainment Group Inc. (b)            2          42
   Gannett Co. Inc.                            2         132
   Gemstar-TV Guide International
   Inc. (b)                                    3         145
   Viacom Inc. - Class B (b)                   4         212
                                                  -----------
                                                       1,320

Mining - 0.7%
   Alcoa Inc.                                  5   $     181


Oil & Gas Producers - 6.5%
   Anadarko Petroleum Corp.                    2          92
   Chevron Corp.                               3         307
   Conoco Inc. - Class A                       1          23
   Conoco Inc. - Class B                       3          92
   Diamond Offshore Drilling Inc.              1          17
   Exxon Mobil Corp.                           8         725
   Global Marine Inc. (b)                      3          54
   Rowan Cos. Inc. (b)                         -           7
   Royal Dutch Petroleum Co. - NYS             4         216
   Sunoco Inc.                                 1          26
   Texaco Inc.                                 2         140
                                                  -----------
                                                       1,699

Oil & Gas Services - 0.5%
   Baker Hughes Inc.                           2          57
   Cooper Cameron Corp. (b)                    1          67
                                                  -----------
                                                         124

Packaging & Containers - 0.1%
   Smurfit-Stone Container Corp. (b)      1           19

Pharmaceuticals - 7.8%
   Abbott Laboratories                         1          48
   American Home Products Corp.                4         210
   Bristol-Myers Squibb Co.                    3         146
   Eli Lilly & Co.                             2         111
   Forest Laboratories Inc. (b)                1          71
   Merck & Co. Inc.                            6         390
   Pfizer Inc.                                16         629
   Pharmacia Corp.                             5         207
   Schering-Plough Corp.                       6         225
                                                   -----------
                                                       2,037

Pipelines - 0.5%
   Dynegy Inc. - Class A                       1          56
   El Paso Corp.                               -          16
   Enron Corp.                                 1          34
   Williams Cos. Inc.                          1          23
                                                  -----------
                                                         129

Retail - 5.6%
   Abercrombie & Fitch Co. - Class A (b)       2          71
   Best Buy Co. Inc. (b)                       -           6
   Circuit City Stores Inc.                    1          22
   Costco Wholesale Corp. (b)                  1          49
   Federated Department Stores Inc.(b)         3         119
   Home Depot Inc.                             7         303
   Kohl's Corp. (b)                            1          31
   May Department Stores Co.                   3          89
   McDonald's Corp.                            3          73
   Target Corp.                                4         125
   The Limited Inc.                            1          17
   TJX Cos. Inc.                               3         102
   Wal-Mart Stores Inc.                        9         425
   Walgreen Co.                                1          20
                                                  -----------
                                                       1,452

Savings & Loans - 0.9%
   Charter One Financial Inc.                  1          38
   Dime Bancorp Inc.                           1          19
   Golden State Bancorp Inc.                   1          22
   Greenpoint Financial Corp.                  1          23
   Washington Mutual Inc.                      3         126
                                                  -----------
                                                         228

Semiconductors - 3.9%
   Altera Corp. (b)                            2          52

                     See notes to the financial statements.

   Applied Materials Inc. (b)                  3   $     123
   Applied Micro Circuits Corp. (b)            -           3
   Broadcom Corp. (b)                          -           4
   Cypress Semiconductor Corp. (b)             -           5
   Intel Corp.                                17         494
   Lattice Semiconductor Corp. (b)             -          10
   Linear Technology Corp.                     2          71
   LSI Logic Corp. (b)                         1          17
   Maxim Integrated Products Inc. (b)          1          49
   Micron Technology Inc. (b)                  1          33
   PMC - Sierra Inc. (b)                       1          16
   Texas Instruments Inc.                      3          94
   Xilinx Inc. (b)                             1          58
                                                  -----------
                                                       1,029

Software - 5.4%
   Adobe Systems Inc.                          -          19
   Automatic Data Processing Inc.              2          75
   BEA Systems Inc. (b)                        1          25
   Citrix Systems Inc. (b)                     1          45
   Computer Associates International Inc.      1          25
   Microsoft Corp. (b)                        13         929
   Oracle Corp. (b)                           11         215
   Parametric Technology Corp. (b)             2          22
   Peregrine Systems Inc. (b)                  2          43
   Siebel Systems Inc. (b)                     -          19
                                                  -----------
                                                       1,417

Telecommunications - 4.9%
   AT&T Corp.                                  6         130
   Avaya Inc. (b)                              -           1
   BellSouth Corp.                             3         129
   Broadwing Inc. (b)                          -           7
   Global Crossing Ltd. (b)                    4          36
   Hughes Electronics Corp. (b)                -           2
   Level 3 Communications Inc. (b)             3          18
   Qwest Communications
    International Inc. (b)                     6         178
   SBC Communications Inc.                     7         268
   Verizon Communications Inc.                 7         391
   WorldCom Inc. (b)                           8         120
   WorldCom Inc. - MCI Group (b)               1          13
                                                  -----------
                                                       1,293

Telecommunications Equipment - 2.7%
   Cabletron Systems Inc. (b)                  -           7
   CIENA Corp. (b)                             3          99
   Cisco Systems Inc. (b)                     20         371
   Corning Inc.                                2          33
   JDS Uniphase Corp. (b)                      1          18
   Lucent Technologies Inc.                    7          43
   Qualcomm Inc. (b)                           2         129
                                                  -----------
                                                         700

Tobacco - 2.1%
   Philip Morris Cos. Inc.                    11         553


Toys & Hobbies - 0.4%
   Hasbro Inc.                                 2          23
   Mattel Inc.                                 4          83
                                                  -----------
                                                         106

Transportation - 0.5%
   Burlington Northern Santa Fe Corp.          3          87
   C.H. Robinson Worldwide Inc.                -          11
   GATX Inc.                                   -           4
   Union Pacific Corp.                         -          23
                                                  -----------
                                                         125

Wireless Telecommunications - 1.3%
   Motorola Inc.                              10         162
   Nextel Communications Inc. (b)              3          56
   Sprint Corp. (PCS Group) (b)                5   $     116
                                                  -----------
                                                         334
                                                  -----------

    Total Common Stocks
      (cost $27,207)                                  25,966
                                                  -----------

Government Security - 0.2%
   U.S. Treasury Note, 6.375%,
   04/30/2002 (l)                        $    50          51
                                                  -----------

    Total Government Security
      (cost $51)                                          51
                                                  -----------

Short Term Investment - 0.5%
--------------------------------------
Money Market Fund - 0.5%
   Dreyfus Cash Management Plus,
    4.11% (a)                                129         129
                                                  -----------

    Total Short Term Investment
      (cost $129)                                        129
                                                  -----------

Total Investments - 100%
--------------------------------------
   (cost $27,387)                                  $  26,146
                                                  ===========

-------------------------------------------------------------
Schedule of Futures Contracts, June 30, 2001:
-------------------------------------------------------------
                                                   Unrealized
  Contracts                                       Depreciation
--------------                                    -----------
      1         S&P 500 Index Future
                 Expiration September 2001        $      (3)
                                                   ===========

-------------------------------------------------------------
 JNL/J.P. Morgan International & Emerging Markets Series
-------------------------------------------------------------

Common Stocks - 95.1%
Airlines - 1.3%
   British Airways Plc                        22   $     105

Auto Manufacturers - 1.2%
   Hyundai Motor Co. Ltd. - GDR (b)            9          96

Banks - 12.2%
   Australia and New Zealand Banking           4          37
   Group Ltd.
   Banco Bilbao Vizcaya Argentaria            10         129
   SA (b)
   Barclays Plc                                1          40
   BNP Paribas                                 2         138
   Commerzbank AG                              4          91
   Commonwealth Bank of Australia              9         161
   Credit Suisse Group (b)                     -          39
   Dresdner Bank AG                            1          61
   Skandinaviska Enskilda Banken               9          81
   Societe Generale                            1          41
   UBS AG                                      1         113
   Unicredito Italiano SpA                    12          52
                                                  -----------
                                                         983

Beverages - 4.2%
   Heineken Holding NV (b)                     3          95
   Interbrew (b)                               5         121
   South African Breweries Plc (b)            16         124
                                                  -----------
                                                         340

Building Materials - 2.6%
   Compagnie de Saint-Gobain                   -          26
   Lafarge SA                                  1          53
   Tostem Corp.                                8         132
                                                  -----------
                                                         211

                     See notes to the financial statements.

Chemicals - 3.1%
   LG Chem Ltd. (b)                            5   $      63
   Mitsubishi Chemical Corp.                  35          94
   Reliance Industries Ltd. - GDR (b)          6          96
                                                  -----------
                                                         253

Computers - 1.7%
   Compal Electronics Inc. (b) (e)             7          35
   Fujitsu Ltd.                               10         105
                                                  -----------
                                                         140


Distribution & Wholesale - 1.4%
   Mitsubishi Corp.                           14         113

Diversified Financial Services - 2.0%
   Grupo Financiero BBVA Bancomer (b)         41          41
   Promise Co. Ltd.                            2         124
                                                  -----------
                                                         165

Electric - 5.3%
   Endesa SA (b)                               7         109
   First Philippine Holdings Corp.(b)         31          17

   Hong Kong Electric Holdings Ltd.           43         163
   Scottish Power Plc                         18         136
                                                  -----------
                                                         425

Electrical Components & Equipment - 1.6%
   Hitachi Ltd.                               13         128

Electronics - 2.4%
   Alcatel Optronics (b)                       1          12
   Minebea Co. Ltd.                           15          99
   NEC Corp.                                   6          80
                                                  -----------
                                                         191

Food - 3.7%
   Companhia Brasileira de
    Distribuicao Grupo Pao de Acucar
    - ADR                                      1          34
   Nestle SA                                   1         132
   Tesco Plc                                  37         132
                                                   -----------
                                                         298

Forest Products & Paper - 0.9%
   Stora Enso Oyj (b)                          7          74

Home Furnishing - 1.4%
   Matsushita Electric Industrial Co. Ltd.     7         110


Household Products - 1.9%
   LG Household & Health Care Ltd. (b)         1          28
   Reckitt Benckiser Plc                       9         129
                                                  -----------
                                                         157


Insurance - 6.6%
   Aegon NV (b)                                2          56
   AMP Ltd. (b)                                5          55
   Muenchener Rueckversicherungs AG            -          28
   Royal & Sun Alliance Insurance             19         145
     Group Plc
   Skandia Forsakrings AB (b)                  4          34
   Swiss Re                                    -          42
   Zurich Financial Services AG                1         174
                                                  -----------
                                                         534

Internet - 0.4%
   Check Point Software Technologies Ltd. (b)  1          33



Iron & Steel - 1.4%
   Acerinox SA                                 1          38
   Corus Group Plc                            83          71
                                                  -----------
                                                         109


Leisure Time - 1.7%
   P&O Princess Cruises Plc (b)               18          92
   Yamaha Motor Co. Ltd.                      6        $  49
                                                  -----------
                                                         141
Manufacturing - 1.2%
   BBA Group Plc                               8          27
   Invensys Plc                               38          73
                                                  -----------
                                                         100

Media - 4.9%
   ABS-CBN Broadcasting Corp. - ADR (b)       52          39
   News Corp. Ltd. (b)                         6          52
   Reuters Group Plc                          12         152
   Singapore Press Holdings Ltd.               8          88
   VNU NV (b)                                  2          69
                                                  -----------
                                                         400

Mining - 0.9%
   WMC Ltd. (b)                               15          73


Office & Business Equipment - 1.6%
   Ricoh Co. Ltd.                              6         129


Oil & Gas Producers - 7.3%
   CNOOC Ltd. (b)                             44          42
   Lukoil-Holding                              3         126
   Repsol YPF SA (b)                           6         101
   Santos Ltd. (b)                            29          95
   Southern Pacific Petroleum NL (b)          46          19
   Total Fina Elf SA                           1         207
   Total Fina SA - STRIP VVPR (b)              -           -
                                                  -----------
                                                         590

Pharmaceuticals - 8.1%
   Chugai Pharmaceutical Co. Ltd.              4          61
   GlaxoSmithKline Plc                         6         174
   Merck KGaA                                  1          38
   Novo-Nordisk A/S                            4         171
   Roche Holding AG                            1          36
   Schering AG                                 1          42
   Shionogi & Co. Ltd.                         2          42
   Takeda Chemical Industries Ltd.             1          46
   Welfide Corp.                               4          41
                                                  -----------
                                                         651

Real Estate - 0.5%
   Sun Hung Kai Properties Ltd.                4          36


Retail - 1.7%
   Cie. Financiere Richemont - A units         -         141


Telecommunications - 4.0%
   Cable & Wireless Plc                       15          88
   Companhia Anonima Nacional
    Telefonos de Venezuela - ADR               3          75
   Tele Norte Leste Participacoes SA- ADR      2          29
   Telefonica SA (b)                          11         134
                                                  -----------
                                                         326

Telecommunications Equipment - 1.8%
   JDS Uniphase Corp. (b)                      1          13
   Telefonaktiebolaget  LM Ericsson
   - Class B (b)                              25         134
                                                  -----------
                                                         147

Tobacco - 1.2%
   British American Tobacco Plc               13          99


Transportation - 2.1%

   TNT Post Group NV (b)                       4          82
   West Japan Railway Co.                      -          86
                                                  -----------
                                                         168

                     See notes to the financial statements.

Wireless Telecommunications - 2.8%
     Vodafone Group Plc                      102   $     225
                                                  -----------

     Total Common Stocks
       (cost $8,417)                                   7,691
                                                  -----------

Preferred Stock - 1.4%
Media - 1.4%
   News Corp. Ltd.                            15         117
                                                  -----------

     Total Preferred Stock
       (cost $147)                                       117
                                                  -----------

Short Term Investments - 3.5%
Money Market Fund - 3.3%
   Dreyfus Cash Management Plus,
   4.11%  (a)                                263         263


U.S. Treasury Security - 0.2%
    U.S. Treasury Bill, 3.43%,
   08/02/2001 (l)                             20          20
                                                  -----------

     Total Short Term Investments
       (cost $283)                                       283
                                                  -----------

Total Investments - 100%
--------------------------------------
   (cost $8,847)                                   $   8,091
                                                  ===========


Forward Currency Contracts, Open at June 30, 2001:
-------------------------------------------------------------
  Currency    Settlement   Notional    Currency   Unrealized
Purchased/Sold   Date       Amount       Value    Gain (Loss)
------------------------------------------------- -----------
   CAD/USD    09/17/2001      469CAD $       309  $        1
   EUR/USD    09/17/2001    1,521EUR       1,286          (8)
   GBP/USD    09/17/2001      133GBP         187           1
   JPY/USD    09/17/2001   29,132JPY         235          (5)
   SEK/GBP    09/17/2001      458SEK          42           -
   USD/AUD    09/17/2001    (763)AUD       (387)          12
   USD/CHF    09/17/2001    (402)CHF       (224)           -
   USD/DKK    09/17/2001    (688)DKK        (78)           -
   USD/EUR    09/17/2001    (510)EUR       (431)           1
   USD/GBP    09/17/2001    (238)GBP       (333)          (4)
   USD/HKD    09/17/2001    (705)HKD        (90)           -
   USD/JPY    09/17/2001 (51,362)JPY       (415)           5
   USD/SEK    09/17/2001  (1,684)SEK       (155)           -
   USD/SGD    09/17/2001     (26)SGD        (14)           -
                                     ------------ -----------
        Total                        $     (68)    $       3
                                     ============ ===========


Schedule of Futures Contracts, June 30, 2001:
-------------------------------------------------------------
                                                   Unrealized
   Contracts                                      Appreciation
--------------                                    -----------
      3      Euro   Stoxx   50  Index
             Future
                Expiration September 2001          $       1

      1      FTSE Index Future
                Expiration September 2001                  1
                                                  -----------
                                                  $        2
                                                  ===========

Summary of Investments by Country, June 30, 2001:
-------------------------------------------------------------
  Country                               % of        Market
                                     Investment     Value
------------------------------------------------- -----------
  Australia                                7.5 %   $     610
  Belgium                                  1.5           121
  Brazil                                   0.8            63
  Canada                                   0.2            13
  Denmark                                  2.1           171
  Finland                                  0.9            74

-------------------------------------------------------------
  Country (continued)                % of           Market
                                     Investment     Value
------------------------------------------------- -----------
  France                                   5.9 %   $     477
  Germany                                  3.2           261
  Hong Kong                                3.0           241
  India                                    1.2            97
  Israel                                   0.4            33
  Italy                                    0.6            52
  Japan                                   17.8         1,439
  Mexico                                   0.5            41
  Netherlands                              3.7           301
  Philippines                              0.7            56
  Russia                                   1.6           126
  Singapore                                1.1            88
  South Korea                              2.3           186
  Spain                                    6.3           510
  Sweden                                   3.1           250
  Switzerland                              8.4           676
  United Kingdom                          22.4         1,812
  United States                            3.9           318
  Venezuela                                0.9            75
------------------------------------------------- -----------
    Total                                100.0 %   $   8,091
                                     ============ ===========

-------------------------------------------------------------
 JNL/Janus Aggressive Growth Series
-------------------------------------------------------------

Common Stocks - 85.7%
Aerospace & Defense - 0.9%
   Boeing Co.                                 93   $   5,149

Banks - 1.9%
   Fifth Third Bancorp                        54       3,216
   JP Morgan Chase & Co.                     176       7,849
                                                  -----------
                                                      11,065

Beverages - 0.9%
   Anheuser-Busch Cos. Inc.                  123       5,049

Commercial Services - 1.1%
   McKesson HBOC Inc.                        178       6,620

Computers - 1.0%
   Brocade Communications Systems  Inc. (b)  134       5,899


Diversified Financial Services - 4.2%
   Citigroup Inc.                            294      15,527
   E*TRADE Group Inc. (b)                    571       3,681
   Goldman Sachs Group Inc.                   59       5,101
                                                  -----------
                                                      24,309

Electric - 1.0%
   Dominion Resources Inc.                    98       5,921


Electronics - 6.2%
   Celestica Inc. (b)                        251      12,914
   Flextronics International Ltd. (b)        371       9,698
   Symbol Technologies Inc.                  382       8,472
   Waters Corp. (b)                          184       5,067
                                                   -----------
                                                      36,151

Healthcare - 6.4%
   Guidant Corp. (b)                         234       8,430
   HCA - The Healthcare Co.                  310      14,005
   Laboratory Corp. of America                86       6,620
   Holdings (b)
   Tenet Healthcare Corp. (b)                155       8,004
   UnitedHealth Group Inc.                     7         402
                                                   -----------
                                                      37,461

                     See notes to the financial statements.

Insurance - 0.4%
   Berkshire Hathaway Inc. - Class B (b)       1    $  2,116


Internet - 6.9%
   Amazon.com Inc. (b)                       460       6,504
   eBay Inc. (b)                              67       4,616
   i2 Technologies Inc. (b)                  261       5,162
   Openwave Systems Inc. (b)                 315      10,933
   Sapient Corp. (b)                         111       1,078
   TMP Worldwide Inc. (b)                    130       7,678
   VeriSign Inc. (b)                          67       3,992
                                                   -----------
                                                      39,963

Media - 21.5%
   AOL Time Warner Inc. (b)                  709      37,591
   AT&T Corp. - Liberty Media Group -
   Class A (b)                             1,348      23,584
   Cablevision Systems Corp. (b)             282      16,500
   Cablevision Systems Corp. -
    Rainbow Media Group (b)                  129       3,339
   Charter Communications Inc. (b)           370       8,639
   Comcast Corp. (b)                         571      24,789
   Cox Communications Inc. (b)               183       8,100
   Viacom Inc. - Class B (b)                  56       2,879
                                                   -----------
                                                     125,421

Oil & Gas Producers - 2.6%
   Anadarko Petroleum Corp.                  136       7,357
   Petroleo Brasileiro SA - ADR              310       8,052
                                                  -----------
                                                      15,409

Pharmaceuticals - 6.2%
   Bristol-Myers Squibb Co.                  100       5,212
   Cardinal Health Inc.                      142       9,816
   IVAX Corp. (b)                             87       3,404
   Pfizer Inc.                               449      17,980
                                                  -----------
                                                      36,412

Pipelines - 3.2%
   El Paso Corp.                             109       5,713
   Enron Corp.                               265      12,977
                                                  -----------
                                                      18,690

Retail - 0.0%
   Tiffany & Co.                               4         130

Semiconductors - 5.4%
   Analog Devices Inc. (b)                   412      17,822
   Applied Materials Inc. (b)                 61       2,976
   ASML Holding NV (b)                       291       6,482
   Maxim Integrated Products Inc. (b)         93       4,104
                                                  -----------
                                                      31,384

Software - 1.6%
   Ascential Software Corp. (b)                1           4
   Electronic Arts Inc. (b)                  160       9,289
                                                  -----------
                                                       9,293

Telecommunications - 2.5%
   China Unicom - ADR (b)                    495       8,769
   Qwest Communications
   International Inc. (b)                    186       5,932
                                                  -----------
                                                      14,701

Telecommunications Equipment - 7.1%
   Juniper Networks Inc. (b)                 139       4,337
   Nokia Corp. - ADR                       1,467      32,338
   ONI Systems Corp. (b)                     162       4,534
                                                  -----------
                                                      41,209

Wireless Telecommunications - 4.7%
   America Movil SA de CV (b)                175       3,648
   AT&T Wireless Group (b)                   331       5,406
   China Mobile (Hong Kong) Ltd. (b)           6         161
   China Telecom (Hong Kong) Ltd. (b)      1,190       6,286
   NTT DoCoMo Inc.                             1   $  11,970
                                                  -----------
                                                      27,471
                                                  -----------

     Total Common Stocks
       (cost $563,617)                               499,823
                                                  -----------

Short Term Investments - 14.3%
--------------------------------------
Diversified Financial Services -
          4.6%
   CIT Group Holdings Inc., 4.14%,
    07/02/2001                        $   26,800      26,797

Money Market Fund - 0.0%
   Dreyfus Cash Management Plus,
    4.11% (a)                                 22          22


U.S. Government Agencies - 9.7%
   Federal Home Loan Bank
       3.85%, 07/23/2001                  10,000      9,976
       4.05%, 07/30/2001                  25,000      24,918

   Federal National Mortgage
    Association
       3.49%, 09/13/2001                  10,000       9,928
       3.55%, 09/27/2001                  12,000      11,897
                                                  -----------
                                                      56,719
                                                  -----------
    Total Short Term Investments
      (cost $83,538)                                  83,538
                                                  -----------

Total Investments - 100%
--------------------------------------
   (cost $647,155)                                 $ 583,361
                                                  ===========

Forward Currency Contracts, Open at June 30, 2001:
-------------------------------------------------------------
  Currency    Settlement   Notional    Currency   Unrealized
Purchased/Sold   Date      Amount        Value    Gain (Loss)
-------------------------------------- ---------- -----------
   EUR/USD    10/26/2001    6,700EUR  $    5,660  $      (44)
   EUR/USD    11/09/2001   10,700EUR       9,038        (305)
   JPY/USD    10/26/2001  130,000JPY       1,055         (33)
   JPY/USD    11/09/2001  115,000JPY         935         (22)
   USD/EUR    10/26/2001  (6,700)EUR      (5,660)        330
   USD/EUR    11/02/2001  (7,400)EUR      (6,251)        240
   USD/EUR    11/09/2001 (15,100)EUR     (12,755)        968
   USD/EUR    11/16/2001 (11,000)EUR      (9,291)        476
   USD/HKD    11/02/2001 (56,000)HKD      (7,182)         (2)
   USD/JPY    10/26/2001 (680,000JPY      (5,521)        159
   USD/JPY    11/02/2001 (81,000)JPY        (658)          6
   USD/JPY    11/09/2001 (215,000JPY      (1,748)         76
------------------------------------------------- -----------
     Total                            $  (32,378)  $   1,849
                                     ============ ===========


Summary of Investments by Country, June 30, 2001:
-------------------------------------------------------------
  Country                               % of         Market
                                     Investment      Value
------------------------------------------------- -----------
  Brazil                                    1.%    $   8,052
  Canada                                    2.2       12,914
  Finland                                   5.5       32,338
  Hong Kong                                 1.1        6,447
  Japan                                     2.1       11,970
  Mexico                                    0.6        3,648
  Netherlands                               1.1        6,482
  United States                            86.0      501,510
                                     ------------ -----------
     Total                                100.%    $ 583,361
                                     ============ ===========

-------------------------------------------------------------
 JNL/Janus Balanced Series
-------------------------------------------------------------

Common Stocks - 45.3%
Aerospace & Defense - 0.2%
   Boeing Co.                                  3   $     147

                     See notes to the financial statements.

Agriculture - 0.5%
   Monsanto Co.                                9   $     334

Auto Manufacturers - 1.6%
   Bayerische Motoren Werke (BMW) AG (b)      20         656
   General Motors Corp.                        7         445
                                                  -----------
                                                       1,101

Auto Parts & Equipment - 1.0%
   Delphi Automotive Systems Corp.            35         556
   Visteon Corp.                               6         111
                                                  -----------
                                                         667

Banks - 2.8%
   Bank of America Corp.                      10         627
   Bank of New York Co. Inc.                   3         143
   JP Morgan Chase & Co.                      15         677
   US Bancorp                                 21         478
                                                  -----------
                                                       1,925

Beverages - 1.6%
   Anheuser-Busch Cos. Inc.                   14         596
   Diageo Plc                                 25         271
   PepsiCo Inc.                                6         256
                                                  -----------
                                                       1,123

Chemicals - 1.7%
   E.I. du Pont de Nemours                    15         706
   Lyondell Chemical Co.                      28         428
                                                  -----------
                                                       1,134

Computers - 2.8%
   Apple Computer Inc. (b)                    24         566
   Cadence Design Systems Inc. (b)            22         409
   EMC Corp. (b)                               9         266
   Lexmark International Inc. (b)              7         477
   Veritas Software Corp. (b)                  3         194
                                                  -----------
                                                       1,912

Cosmetics & Personal Care - 1.0%
--------------------------------------
    Procter & Gamble Co.                      11         724


Diversified Financial Services - 3.8%
   Citigroup Inc.                             38       2,008
   Goldman Sachs Group Inc.                    2         134
   Merrill Lynch & Co. Inc.                    7         413
                                                  -----------
                                                       2,555

Food - 0.6%
   Safeway Stores Inc. (b)                     8         383

Healthcare - 2.2%
   Guidant Corp. (b)                           5         166
   Medtronic Inc.                              6         260
   Tenet Healthcare Corp. (b)                 21       1,091
                                                  -----------
                                                       1,517

Insurance - 3.0%
   American General Corp.                      3         143
   American International Group Inc.           7         579
   Berkshire Hathaway Inc. - Class B (b)       -         472
   Marsh & McLennan Cos. Inc.                  8         843
                                                  -----------
                                                       2,037
Leisure Time - 0.4%
   Harley-Davidson Inc.                        6         262


Machinery - 0.6%
   Cummins Inc.                               11         411

Manufacturing - 5.4%
   General Electric Co.                       46       2,251
   Honeywell International Inc.               11         381
   Illinois Tool Works Inc.                    4         260
   Minnesota Mining and
   Manufacturing Co.                           5   $     539
   Textron Inc.                                4         230
                                                  -----------
                                                       3,661

Media - 2.4%
   AOL Time Warner Inc. (b)                    3         149
   AT&T Corp. - Liberty Media Group -
   Class A (b)                                17         306
   Comcast Corp. (b)                          10         418
   Viacom Inc. - Class B (b)                  12         615
   Walt Disney Co.                             5         154
                                                  -----------
                                                       1,642
Mining - 0.0%
   Consol Energy Inc.                          1          16

Oil & Gas Producers - 2.7%
   Burlington Resources Inc.                  16         633
   Exxon Mobil Corp.                          14       1,225
                                                  -----------
                                                       1,858

Oil & Gas Services - 0.4%
   Halliburton Co.                             7         247


Pipelines - 1.5%
   El Paso Corp.                              10         533
   Enron Corp.                                10         491
                                                  -----------
                                                       1,024

Retail - 1.8%
   McDonald's Corp.                           15         405
   Tiffany & Co.                              12         447
   Wal-Mart Stores Inc.                        7         346
                                                  -----------
                                                       1,198

Semiconductors - 3.0%
   Advanced Micro Devices Inc. (b)            18         533
   Applied Materials Inc. (b)                  7         336
   Linear Technology Corp.                     8         345
   Maxim Integrated Products Inc. (b)          7         300
   National Semiconductor Corp. (b)           13         364
   Texas Instruments Inc.                      5         167
                                                  -----------
                                                       2,045
Software - 1.7%
   Automatic Data Processing Inc.             12         611
   Microsoft Corp. (b)                         8         557
                                                  -----------
                                                       1,168
Telecommunications - 0.1%
   AT&T Corp.                                  3          65

Telecommunications Equipment - 0.4%
   Nokia Corp. - ADR                          12         253
   Nokia Oyj (b)                               1          29
                                                  -----------
                                                         282

Transportation - 1.1%
   Canadian Pacific Ltd.                      10         376
   FedEx Corp. (b)                             9         376
                                                  -----------
                                                         752

Wireless Telecommunications - 1.0%
   AT&T Wireless Group (b)                    40         653


    Total Common Stocks
      (cost $31,808)                                  30,843
                                                  -----------

Corporate Bonds - 19.6%
Aerospace & Defense - 0.1%
   Lockheed Martin Corp., 7.65%,
   05/01/2016                       $        65          67

Auto Manufacturers - 0.1%
   General Motors Corp., 7.20%,
   01/15/2011                               105         106

                     See notes to the financial statements.

Auto Parts & Equipment - 0.6%
   Dana Corp.
    6.25%, 03/01/2004                 $       65   $      61
    7.00%, 03/01/2029                         70          52
   Delphi Auto Systems Corp., 6.55%,
   06/15/2006                                275         275
                                                  -----------
                                                         388

Banks - 0.3%
   JP Morgan Chase & Co., 6.75%,
   02/01/2011                                195         195

Beverages - 2.7%
   Anheuser-Busch Cos. Inc.
    5.65%, 09/15/2008                        425         417
    5.125%, 10/01/2008                       260         247
    5.75%, 04/01/2010                        750         724
    6.00%, 04/15/2011                        275         270
    7.55%, 10/01/2030                         40          43
    6.80%, 01/15/2031                         50          50
    6.80%, 08/20/2032                         95          94
                                                  -----------
                                                       1,845

Chemicals - 0.5%
   E.I. du Pont de Nemours, 6.875%,
      10/15/2009                             150         155
   Lyondell Chemical Co., 9.625%,
      05/01/2007                             160         159
                                                  -----------
                                                         314

Cosmetics & Personal Care - 0.2%
   International Flavors &
    Fragrance, 6.45%, 05/15/2006 (e)         150         150

Diversified Financial Services - 7.1%
   American Express Co., 6.75%,
      06/23/2004                             575         596
   Associates Corp. NA, 5.75%,
      11/01/2003                             930         938
   Citigroup Inc.
    6.75%, 12/01/2005                       555          574
    7.25%, 10/01/2010                       165          172
    6.50%, 01/18/2011                       545          541
   Ford Motor Credit Co., 6.875%,
      02/01/2006                             95          95
   General Electric Capital Corp.
    5.375%, 01/15/2003                       185         187
    5.375%, 04/23/2004                       315         317
    7.25%, 05/03/2004                        250         264
   General Motors Acceptance Corp.
    6.75%, 12/10/2002                        300         306
    5.80%, 03/12/2003                         95          96
    6.75%, 01/15/2006                        300         305
   Household Finance Corp., 6.75%,           130         128
      05/15/2011
   Salomon Smith Barney Holdings,
    6.50%, 02/15/2008                        195         194
   Washington Mutual Financial
    Corp., 6.875%, 05/15/2011                100         100
                                                  -----------
                                                       4,813

Electric - 0.2%
   Reliant Energy Resources, 7.75%,
    02/15/2011                               160         159

Entertainment - 0.0%
   Premier Parks, 9.75%, 06/15/2007           20          20

Food - 1.3%
   Archer-Daniels-Midland, 7.00%,
      02/01/2031                              30          29
   Fred Meyer Inc., 7.45%, 03/01/2008         50          52
   Kellogg Co.
    5.50%, 04/01/2003 (e)                    310         310
    7.45%, 04/01/2031 (e)                     30          30
   Kroger Co.
    7.625%, 09/15/2006                        45          47
    7.00%, 05/01/2018                         35          33
    6.80%, 12/15/2018                         75          70
   Kroger Co., 7.50%, 04/01/2031     $        85   $      84
   Safeway Inc.
    6.85%, 09/15/2004                         50          52
    6.15%, 03/01/2006                        150         149
                                                  -----------
                                                         856

Healthcare - 0.3%
   Tenet Healthcare Corp., 8.125%,
    12/01/2008                               175         180


Media - 1.6%
   Charter Communications Holdings LLC
    10.00%, 04/01/2009                        35          36
    9.625%, 11/15/2009 (e)                    35          35
    10.00%, 05/15/2011 (e)                   135         137
   Clear Channel Communications Inc.,
    2.625%, 04/01/2003 (j)                   113         124
   CSC Holdings Inc.
    8.125%, 08/15/2009                       225         223
    7.625%, 04/01/2011 (e)                   140         134
   TCI Communications Inc., 6.375%,
      05/01/2003                             425         431
                                                  -----------
                                                       1,120

Oil & Gas Services - 0.3%
   Tosco Corp., 8.125%, 02/15/2030           175         191


Pharmaceuticals - 0.5%
   Pfizer Inc., 5.625%, 02/01/2006           355         356

Pipelines - 0.5%
   El Paso Corp., 7.00%, 05/15/2011          170         164
   El Paso Energy Corp., 8.05%,
      10/15/2030                             170         171
                                                  -----------
                                                         335

Retail - 1.9%
   Target Corp., 5.50%, 04/01/2007           145         141
   Tricon Global Restaurant, 7.45%,
      05/15/2005                              80          78
   Wal-Mart Stores Inc., 6.875%,
      08/10/2009                           1,060       1,100
                                                  -----------
                                                       1,319

Telecommunications - 1.4%
   AT&T Wireless Group, 7.35%,
      03/01/2006 (e)                         820         833
   WorldCom Inc., 6.50%, 05/15/2004          100         100
                                                  -----------
                                                         933
                                                  -----------
    Total Corporate Bonds
      (cost $13,221)                                  13,347
                                                  -----------

Preferred Stocks - 1.4%
Electric - 0.6%
   Reliant Energy Inc., 2.00%                  5         410

Media - 0.3%
   Tribune Co., 2.00%                          2         183

Oil & Gas Services - 0.5%
   Coastal Corp., 6.625%                       9         330
                                                  -----------

    Total Preferred Stocks
      (cost $1,014)                                      923
                                                  -----------

Government Securities - 21.5%
--------------------------------------
U.S. Government Agencies - 10.5%
   Federal Home Loan Bank
    4.875%, 05/14/2004                $    1,080       1,075
    6.50%, 11/15/2005                        475         494
   Federal Home Loan Mortgage Corp.
    6.875%, 09/15/2010                       735         772
    5.875%, 03/21/2011                       195         188
    6.75%, 03/15/2031                        130         133

                     See notes to the financial statements.

   Federal National Mortgage Association
    4.75%, 11/14/2003                 $    1,740   $   1,738
    5.50%, 05/02/2006                        425         424
    5.25%, 06/15/2006                        170         168
    6.625%, 09/15/2009                       725         751
    6.25%, 02/01/2011                        410         408
    5.50%, 03/15/2011                      1,085       1,033
                                                  -----------
                                                       7,184

U.S. Treasury Securities - 11.0%
   U.S. Treasury Bonds
    7.25%, 05/15/2016                        830         944
    6.25%, 08/15/2023                        490         510
    5.25%, 02/15/2029                        500         458
    6.125%, 08/15/2029                     2,215       2,297
    6.25%, 05/15/2030                        655         695
   U.S. Treasury Notes
    4.75%, 01/31/2003                        295         298
    5.875%, 11/15/2004                       405         419
    6.50%, 10/15/2006                        910         968
    5.50%, 02/15/2008                        580         589
    5.00%, 02/15/2011                        300         290
                                                  -----------
                                                       7,468
                                                  -----------

    Total Government Securities
      (cost $14,800)                                  14,652
                                                  -----------

Short Term Investment - 12.2%
U.S. Government Agency - 12.2%
   Federal Home Loan Mortgage Corp.,
    3.94%, 07/02/2001                      8,300       8,299
                                                  -----------

     Total Short Term Investment
       (cost $8,299)                                   8,299
                                                  -----------

Total Investments - 100%
   (cost $69,142)                                  $  68,064
                                                  ===========

-------------------------------------------------------------
 JNL/Janus Capital Growth Series
-------------------------------------------------------------

Common Stocks - 93.1%
Advertising - 2.1%
   Lamar Advertising Co. (b)                 164   $   7,197

Airlines - 1.2%
   Southwest Airlines Co.                    219       4,048

Banks - 0.6%
   North Fork Bancorp. Inc.                    5         144
   Northern Trust Corp.                       32       2,011
                                                  -----------
                                                       2,155

Biotechnology - 8.2%
   Enzon Inc. (b)                            102       6,349
   Human Genome Sciences Inc. (b)            205      12,365
   Invitrogen Corp. (b)                       30       1,667
   Millennium Pharmaceuticals Inc.(b)        225       8,000
                                                  -----------
                                                      28,381

Commercial Services - 14.2%
   Apollo Group Inc. (b)                     245      10,420
   Cendant Corp. (b)                         332       6,472
   Concord EFS Inc. (b)                      113       5,860
   Paychex Inc.                              609      24,374
   Plexus Corp. (b)                           62       2,057
                                                  -----------
                                                      49,183

Distribution & Wholesale - 0.1%
   Fastenal Co.                                4         268

Diversified Financial Services - 1.3%
   Charles Schwab Corp.                      195   $   2,983
   E*TRADE Group Inc. (b)                    248       1,601
                                                  -----------
                                                       4,584

Electric - 6.5%
   Calpine Corp. (b)                          91       3,438
   Reliant Resources Inc. (b)                135       3,325
   The AES Corp. (b)                         366      15,771
                                                  -----------
                                                      22,534
Electronics - 0.6%
   Celestica Inc. (b)                         39       1,989

Healthcare - 3.3%
   Community Health Systems Inc. (b)          27         793
   Laboratory Corp. of America
   Holdings (b)                               64       4,955
   Manor Care Inc. (b)                        28         880
   Quest Diagnostics Inc. (b)                 66       4,903
                                                  -----------
                                                      11,531

Insurance - 1.2%
   Berkshire Hathaway Inc. - Class B (b)       2       4,152



Internet - 6.9%
   eBay Inc. (b)                             167      11,431
   HomeStore.com Inc. (b)                     49       1,724
   TMP Worldwide Inc. (b)                    183      10,807
                                                  -----------
                                                      23,962

Media - 5.2%
   Charter Communications Inc. (b)           427       9,980
   Cox Radio Inc. (b)                         56       1,547
   Entercom Communications Corp. (b)          32       1,738
   Hispanic Broadcasting Corp. (b)            79       2,279
   Sirius Satellite Radio Inc. (b)           196       2,394
                                                  -----------
                                                      17,938

Oil & Gas Producers - 1.1%
   EOG Resources Inc.                        112       3,967


Oil & Gas Services - 2.0%
   Hanover Compressor Co. (b)                170       5,615
   Universal Compression Holdings Inc. (b)    43       1,215
                                                  -----------
                                                       6,830

Pharmaceuticals - 11.4%
   Abgenix Inc. (b)                          116       5,212
   Andrx Group (b)                           124       9,546
   Cardinal Health Inc.                      156      10,740
   Medarex Inc. (b)                         165        3,878
   Omnicare Inc.                             62        1,244
   Priority Healthcare Corp. (b)             86        2,435
   Sepracor Inc. (b)                        166        6,586
                                                  -----------
                                                      39,641

Pipelines - 2.2%
   Kinder Morgan Inc.                       148        7,429

Retail - 2.9%
   Walgreen Co.                             296       10,107

Semiconductors - 9.2%
   Cree Inc. (b)                            334        8,725
   Integrated Device Technology Inc. (b)    208        6,597
   Intersil Holdings Corp. (b)              196        7,143
   Maxim Integrated Products Inc. (b)        82        3,616
   Vitesse Semiconductor Corp. (b)          280        5,889
                                                  -----------
                                                      31,970

Telecommunications - 1.2%
   Echostar Communications Corp. (b)        128        4,142

                     See notes to the financial statements.

Telecommunications Equipment - 1.2%
   Sonus Networks Inc. (b)                  182    $   4,259


Transportation - 0.1%
   C.H. Robinson Worldwide Inc.               4          100
   Expeditors International of
   Washington Inc.                            6          380
                                                  -----------
                                                         480

Wireless Telecommunications - 10.4%
   American Tower Corp. (b)                 505       10,431
   Crown Castle International Corp. (b)     721       11,827
   SBA Communications Corp. (b)             104        2,578
   Western Wireless Corp. (b)               259       11,159
                                                  -----------
                                                      35,995
                                                  -----------
     Total Common Stocks
       (cost $384,150)                               322,742
                                                  -----------

Corporate Bond - 0.1%
Wireless Telecommunications - 0.1%
   American Tower Corp., 9.375%,
      02/01/2009 (e)                  $      360         337
                                                  -----------

     Total Corporate Bond
       (cost $337)                                       337
                                                  -----------

Short Term Investments - 6.8%
--------------------------------------
Diversified Financial Services - 2.5%
   CIT Group Holdings Inc., 4.14%,
      07/02/2001                           8,800       8,799

Money Market Fund - 0.0%
   Dreyfus Cash Management Plus,               9           9
    4.11% (a)

U.S. Government Agency - 4.3%
   Federal National Mortgage
    Association, 3.49%, 09/13/2001    $   15,000      14,892
                                                  -----------


     Total Short Term Investments
       (cost $23,700)                                 23,700
                                                  -----------

Total Investments - 100%
--------------------------------------
   (cost $408,187)                                 $ 346,779
                                                  ===========

-------------------------------------------------------------
 JNL/Janus Global Equities Series
-------------------------------------------------------------

Common Stocks - 87.7%
Advertising - 0.2%
   WPP Group Plc                             113   $   1,110

Aerospace & Defense - 0.9%
   Boeing Co.                                 82       4,553

Airlines - 0.0%
   Southwest Airlines Co.                      -           3

Auto Manufacturers - 0.8%
   Bayerische Motoren Werke (BMW) AG (b)     120       3,975


Banks - 3.9%
   Banco Bilbao Vizcaya Argentaria SA (b)    832      10,764
   Bank of America Corp.                      24       1,417
   Bank of New York Co. Inc.                  21       1,004
   Lloyds TSB Group Plc                      129       1,295
   Standard Chartered Plc                    107       1,371
   State Street Corp.                         17         838
   UBS AG                                     17       2,429
                                                  -----------
                                                      19,118

Beverages - 1.2%
   Diageo Plc                                264   $   2,891
   PepsiCo Inc.                               63       2,770
                                                  -----------
                                                       5,661

Biotechnology - 0.5%
   Genentech Inc. (b)                         16         876
   Human Genome Sciences Inc. (b)             15         916
   Millennium Pharmaceuticals Inc. (b)        15         534
                                                  -----------
                                                       2,326

Chemicals - 0.7%
   Akzo Nobel NV                              35       1,473
   E.I. du Pont de Nemours                    39       1,860
                                                  -----------
                                                       3,333

Commercial Services - 2.4%
   Capita Group Plc                          318       2,066
   Cendant Corp. (b)                         115       2,236
   Paychex Inc.                               84       3,365
   Securitas AB                              238       4,164
                                                  -----------
                                                      11,831
Computers - 0.7%
   EMC Corp. (b)                              67       1,937
   Veritas Software Corp. (b)                 24       1,594
                                                  -----------
                                                       3,531

Cosmetics & Personal Care - 0.8%
   Estee Lauder Cos. Inc.                     91       3,934


Diversified Financial Services - 3.8%
   American Express Co.                       49       1,885
   Citigroup Inc.                            217      11,461
   Goldman Sachs Group Inc.                   38       3,270
   Merrill Lynch & Co. Inc.                   31       1,859
                                                  -----------
                                                      18,475

Electric - 0.7%
   The AES Corp. (b)                          80       3,446


Electrical Components & Equipment - 0.1%
   Furukawa Electric Co. Ltd.                 58         463


Electronics - 0.7%
   Celestica Inc. (b)                         50       2,560
   Flextronics International Ltd. (b)         15         386
   Samsung Electronics                         5         685
                                                  -----------
                                                       3,631

Food - 2.6%
   Compass Group Plc (b)                     246       1,967
   Koninklijke Ahold NV (b)                  124       3,888
   Safeway Plc                                87         490
   Unilever NV                               104       6,256
                                                  -----------
                                                      12,601
Hand & Machine Tools - 1.2%
   Schneider Electric SA                     110       6,074

Healthcare - 2.6%
   Guidant Corp. (b)                          86       3,084
   Hoya Corp.                                 25       1,584
   Johnson & Johnson                          72       3,623
   Medtronic Inc.                             93       4,271
   UnitedHealth Group Inc.                     4         273
                                                  -----------
                                                      12,835

Holding Companies - Diversified - 0.3%
   Citic Pacific Ltd. (b)                   498        1,542


Home Furnishings - 0.8%
   SONY Corp.                                 57       3,767

                     See notes to the financial statements.

Household Products - 0.1%
   Reckitt Benckiser Plc                      20   $     295


Insurance - 3.2%
   Aegon NV (b)                              157       4,424
   Axa (b)                                   169       4,809
   Marsh & McLennan Cos. Inc.                 12       1,239
   Zurich Financial Services AG               15       5,031
                                                  -----------
                                                      15,503

Manufacturing - 7.5%
   Bombardier Inc. - Class B (b)              90       1,351
   General Electric Co.                      346      16,867
   Tyco International Ltd.                   343      18,714
                                                  -----------
                                                      36,932

Media - 10.5%
   Adelphia Communications Corp. -
   Class A (b)                                18         740
   AOL Time Warner Inc. (b)                  149       7,914
   AT&T Corp. - Liberty Media Group
   Class A (b)                               165       2,880
   Clear Channel Communications Inc. (b)     117       7,354
   Comcast Corp. (b)                         161       6,998
   Grupo Televisa SA - GDR (b)               132       5,289
   Shaw Communications Inc. (b)               40         938
   Television Broadcasts Ltd. (b)            234         984
   Viacom Inc. - Class B (b)                 123       6,352
   Vivendi Universal SA - ADR                 48       2,810
   Vivendi Universal SA                       26       1,502
   Walt Disney Co.                           151       4,351
   Wolters Kluwer NV (b)                     131       3,530
                                                  -----------
                                                      51,642

Metal Fabrication & Hardware - 1.0%
   Assa Abloy AB - Class B (b)               330       4,710


Oil & Gas Producers - 7.0%
   Anadarko Petroleum Corp.                   37       2,005
   Anderson Exploration Ltd. (b)              10         194
   BP Plc                                    309       2,542
   Exxon Mobil Corp.                          35       3,030
   PetroChina Co. Ltd. (b)                11,048       2,295
   Petroleo Brasileiro SA - ADR              106       2,756
   Petroleo Brasileiro SA - ADR              312       7,294
   Repsol YPF SA (b)                         129       2,130
   Suncor Energy Inc. (b)                     13         338
   Total Fina Elf SA                          82      11,512
                                                  -----------
                                                      34,096


Oil & Gas Services - 0.5%
   Schlumberger Ltd.                          48       2,506


Pharmaceuticals - 9.1%
   Abbott Laboratories                        77       3,679
   American Home Products Corp.               29       1,711
   AstraZeneca  Plc (b)                       67       3,143
   Aventis SA (b)                             24       1,913
   Bristol-Myers Squibb Co.                   55       2,886
   Novartis (b)                               10         369
   Pfizer Inc.                               237       9,472
   Pharmacia Corp.                            76       3,472
   Roche Holdings AG                          69       4,935
   Sepracor Inc. (b)                          23         915
   Serono SA - Class B                         3       2,491
   Takeda Chemical Industries Ltd.           122       5,674
   Teva Pharmaceutical Industries
   Ltd. - ADR                                 28       1,762
   Yamanouchi Pharmaceutical Co. Ltd.         85       2,385
                                                  -----------
                                                      44,807


Retail - 1.8%
   McDonald's Crop.                           29         789
   Wal-Mart Stores Inc.                      116   $   5,683
   Walgreen Co.                               64       2,182
                                                  -----------
                                                       8,654


Semiconductors - 4.3%
   ASML Holding NV - NYS (b)                  94       2,102
   ASML Holding NV (b)                        80       1,790
   Linear Technology Corp.                    62       2,752
   Maxim Integrated Products Inc. (b)         32       1,432
   Rohm Co. Ltd.                               9       1,461
   STMicroelectronics NV (b)                 234       8,138
   STMicroelectronics NV - NYS               102       3,453
                                                  -----------
                                                      21,128

Software - 1.1%
   Automatic Data Processing Inc.             53       2,612
   Dimension Data Holdings Plc (b)           668       2,535
   Fiserv Inc. (b)                             2         133
                                                  -----------
                                                       5,280
Telecommunications - 4.4%
   Amdocs Ltd. (b)                          112        6,011
   Colt Telecom Group Plc (b)               108          745
   Qwest Communications                      33        1,060
   International Inc. (b)
   Telefonica SA (b)                        246        3,030
   Telefonica SA - ADR (b)                   30        1,108
   Telefonos de Mexico SA - ADR             277        9,727
                                                  -----------
                                                      21,681

Telecommunications Equipment - 3.1%
   Comverse Technology Inc. (b)              55        3,145
   Nokia Corp. - ADR                        331        7,294
   Nokia Oyj (b)                            212        4,795
                                                  -----------
                                                      15,234


Transportation - 0.0%
   Canadian National Railway Co.              1           50
   Canadian National Railway Co. (b)          1           47
                                                  -----------
                                                          97

Wireless Telecommunications - 9.2%
   American Movil SA de CV (b)              171        3,562
   China Mobile (Hong Kong) Ltd. (b)        631       16,903
   China Telecom (Hong Kong) Ltd. (b)       276        1,459
   NTT DoCoMo Inc.                            1       19,609
   Vodafone Group Plc                     1,064        2,356
   Vodafone Group Plc - ADR                  55        1,227
                                                  -----------
                                                      45,116
                                                  -----------
     Total Common Stocks
       (cost $458,921)                               429,890
                                                  -----------

Preferred Stock - 0.6%
--------------------------------------
Auto Manufacturers - 0.6%
   Porsche AG                                 8        2,773
                                                  -----------

     Total Preferred Stock
       (cost $2,118)                                   2,773
                                                  -----------

Short Term Investments - 11.7%
Diversified Financial Services - 4.1%
   CIT Group Holdings Inc., 4.14%,
    07/02/2001                        $  20,000       19,998


Money Market Fund - 0.0%
   Dreyfus Cash Management Plus,
       4.11% (a)                             74           74

U.S. Government Agencies - 7.6%
   Federal Home Loan Bank
    3.85%, 07/23/2001                 $  15,000       14,965

                     See notes to the financial statements.

   Federal Home Loan Mortgage Corp.
    3.94%, 07/02/2001                 $   7,600    $   7,599
    3.49%, 09/13/2001                    15,000       14,892
                                                  -----------
                                                      37,456
                                                  -----------
     Total Short Term Investments
       (cost $57,528)                                 57,528
                                                  -----------

Total Investments - 100%
--------------------------------------
     (cost $518,567)                               $ 490,191
                                                  ===========

-------------------------------------------------------------
Forward Currency Contracts, Open at June 30, 2001:
-------------------------------------------------------------
  Currency   Settlement   Notional    Currency    Unrealized
Purchased/Sold  Date       Amount       Value     Gain(Loss)
------------------------------------------------- -----------
   CAD/USD   08/10/2001       400CAD $      263   $       1
   CHF/USD   10/26/2001       600CHF        335           1
   CHF/USD   11/09/2001     7,900CHF      4,408         (82)
   EUR/USD   08/10/2001     4,200EUR      3,552        (452)
   EUR/USD   10/26/2001     4,450EUR      3,759         (29)
   EUR/USD   11/02/2001    12,950EUR     10,940         (48)
   EUR/USD   11/09/2001    19,800EUR     16,725        (755)
   EUR/USD   11/16/2001    10,300EUR      8,700          (7)
   GBP/USD   10/26/2001       900GBP      1,260          10
   GBP/USD   11/02/2001       500GBP        700          (1)
   GBP/USD   11/09/2001     1,700GBP      2,379         (29)
   JPY/USD   08/10/2001    73,750GBP        594          (5)
   JPY/USD   10/26/2001   965,000JPY      7,835        (260)
   JPY/USD   11/02/2001   150,000JPY      1,219         (48)
   JPY/USD   11/09/2001   902,000JPY      7,335        (115)
   JPY/USD   11/16/2001   150,000JPY      1,221         (28)
   KRW/USD   10/29/2001   570,000KRW        438           2
   USD/CAD   07/16/2001     (500)CAD       (329)         (7)
   USD/CAD   08/10/2001   (1,600)CAD     (1,054)        (16)
   USD/CHF   10/26/2001   (5,550)CHF     (3,096)         15
   USD/CHF   11/09/2001   (7,900)CHF     (4,408)        302
   USD/CHF   11/16/2001   (3,200)CHF     (1,786)         65
   USD/EUR   07/19/2001   (5,400)EUR     (4,569)        478
   USD/EUR   08/10/2001   (4,200)EUR     (3,552)         99
   USD/EUR   10/26/2001  (16,850)EUR    (14,235)        628
   USD/EUR   11/02/2001  (12,950)EUR    (10,940)        362
   USD/EUR   11/09/2001  (31,800)EUR    (26,862)      1,769
   USD/EUR   11/16/2001  (11,700)EUR     (9,882)        367
   USD/GBP   10/26/2001   (1,300)GBP     (1,820)         38
   USD/GBP   11/02/2001   (3,900)GBP     (5,459)         94
   USD/GBP   11/09/2001   (2,500)GBP     (3,497)        151
   USD/HKD   11/02/2001  (64,200)HKD     (8,234)         (2)
   USD/HKD   11/16/2001  (87,500)HKD    (11,222)        (10)
   USD/JPY   07/19/2001 (200,000)JPY     (1,607)        133
   USD/JPY   08/10/2001 (673,750)JPY     (5,425)      1,001
   USD/JPY   10/26/2001 (1,340,00JPY    (10,880)        105
   USD/JPY   11/02/2001 (1,025,00JPY     (8,329)         67
   USD/JPY   11/09/2001 (1,845,00JPY    (15,003)        714
   USD/JPY   11/16/2001 (305,000)JPY     (2,481)         67
   USD/KRW   08/10/2001 (200,000)KRW       (154)          5
   USD/KRW   10/29/2001 (810,000)KRW       (623)          4
                                     ------------ -----------
Total                                $  (83,784)   $  4,728
                                     ============ ===========

-------------------------------------------------------------
Summary of  Investments by Country, June 30, 2001:
-------------------------------------------------------------
Country                              % of            Market
                                     Investment      Value
-------------------------------------------------  ----------
Belgium                                     3.%    $ 18,714
Brazil                                      2.1      10,050
Canada                                      1.1       5,478
Finland                                     2.5      12,089
France                                      7.5      36,759
-------------------------------------------------------------
Country (continued)                  % of            Market
                                     Investment      Value
------------------------------------------------- -----------
Germany                                     1.4    $  6,748
Hong Kong                                   4.7      23,182
Israel                                      0.4       1,762
Japan                                       7.1      34,942
Mexico                                      3.8      18,578
Netherlands                                 5.5      26,918
South Korea                                 0.1         685
Spain                                       3.5      17,032
Sweden                                      1.8       8,874
Switzerland                                 3.1      15,254
United Kingdom                              4.9      24,034
United States                              46.7     229,092
                                     ------------ -----------
Total                                     100.%    $490,191
                                     ============ ===========

-------------------------------------------------------------
 JNL/Janus Growth & Income Series
-------------------------------------------------------------

Common Stocks - 76.3%
Aerospace & Defense - 0.3%
   Boeing Co.                                  1   $      72

Auto Manufacturers - 0.6%
   Bayerische Motoren Werke (BMW) AG (b)       4         118

Auto Parts & Equipment - 0.8%
   Delphi Automotive Systems Corp.            10         166

Banks - 2.8%
   Bank of America Corp.                       2         117
   JP Morgan Chase & Co.                       3         136
   US Bancorp                                 15         341
                                                  -----------
                                                         594

Beverages - 1.6%
   Anheuser-Busch Cos. Inc.                    6         250
   PepsiCo Inc.                                2         101
                                                  -----------
                                                         351

Chemicals - 1.6%
   E. I. du Pont de Nemours                    6         295
   Solutia Inc.                                4          52
                                                  -----------
                                                         347

Commercial Services - 2.2%
   Arbitron Inc. (b)                           1          25
   KPMG Consulting Inc. (b)                    3          44
   NOVA Corp. (b)                              2          65
   Paychex Inc.                                5         208
   Robert Half International Inc. (b)          1          26
   Valassis Communications Inc. (b)            3         105
                                                  -----------
                                                         473

Computers - 3.2%
   Apple Computer Inc. (b)                     7         169
   Ceridian Corp. (b)                          7         131
   EMC Corp. (b)                               9         248
   Veritas Software Corp. (b)                  2         148
                                                   -----------
                                                         696

Cosmetics & Personal Care - 1.1%
   Procter & Gamble Co.                        4         247

Diversified Financial Services - 6.8%
   Charles Schwab Corp.                        8         125
   Citigroup Inc.                             17         873
   Goldman Sachs Group Inc.                    1          69
   Household International Inc.                5         332

                     See notes to the financial statements.

   Merrill Lynch & Co. Inc.                    1          81
                                                   -----------
                                                       1,480

Electric - 0.5%
   Duke Energy Corp.                           3          98


Engineering & Construction - 0.4%
   Fluor Corp.                                 2          93

Food - 0.6%
   Albertson's Inc.                            2          46
   Quaker Oats Co.                             1          84
                                                  -----------
                                                         130


Healthcare - 1.7%
   Guidant Corp. (b)                           3         119
   Medtronic Inc.                              5         248
                                                  -----------
                                                         367
Home Furnishings - 0.4%
   SONY Corp.                                  1          85


Insurance - 8.1%
   American General Corp.                     9          407
   American International Group Inc.          4          331
   Berkshire Hathaway Inc. - Class B (b)      -          161
   John Hancock Financial Services Inc.       5          218
   Marsh & McLennan Cos. Inc.                 3          312
   PartnerRe Ltd.                             3          140
   Willis Group Holdings Ltd. (b)             5           89
   Zurich Financial Services AG               -           97
                                                  -----------
                                                       1,755
Internet - 0.6%
   VeriSign Inc. (b)                          2          135

Leisure Time - 1.3%
   Harley-Davidson Inc.                       3          133
   Royal Caribbean Cruises Ltd.               6          141
                                                  -----------
                                                         274

Lodging - 0.8%
   Park Place Entertainment Corp. (b)        14          175

Manufacturing - 5.6%
   General Electric Co.                      12          609
   Honeywell International Inc.               5          180
   Minnesota Mining and
     Manufacturing Co.                        -           54
   Textron Inc.                               2           98
   Tyco International Ltd.                    5          269
                                                   -----------
                                                       1,210

Media - 12.2%
   AOL Time Warner Inc. (b)                  13          706
   AT&T Corp. - Liberty Media Group -
   Class A (b)                               36          631
   Comcast Corp. (b)                         15          648
   Cox Communications Inc. (b)                6          259
   Viacom Inc. - Class B (b)                  8          404
                                                   -----------
                                                       2,648

Oil & Gas Producers - 3.6%
   Burlington Resources Inc.                  5          189
   Conoco Inc. - Class A                      3           78
   Exxon Mobil Corp.                          6          506
                                                   -----------
                                                         773

Pharmaceuticals - 4.3%
   Allergan Inc.                              1           82
   Bristol-Myers Squibb Co.                   8          394
   Merck & Co. Inc.                           3          191
   Pfizer Inc.                                6          253
                                                   -----------
                                                         920
Pipelines - 3.3%
   El Paso Corp.                              4    $     222
   Enron Corp.                                9          428
   Kinder Morgan Inc.                         1           69
                                                   -----------
                                                         719

Retail - 1.6%
   Gap Inc.                                   4          114
   McDonald's Corp.                           7          182
   Tiffany & Co.                              1           47
                                                   -----------
                                                         343

Semiconductors - 4.1%
   Advanced Micro Devices Inc. (b)            8          230
   Linear Technology Corp.                    4          174
   Maxim Integrated Products Inc. (b)         7          293
   Texas Instruments Inc.                     6          188
                                                   -----------
                                                         885

Software - 1.9%
   Electronic Arts Inc. (b)                   2          124
   Microsoft Corp. (b)                        4          282
                                                  -----------
                                                         406

Telecommunications - 0.7%
   McLeodUSA Inc. (b)                          4          18
   Telefonica SA (b)                           8          97
   Telefonos de Mexico SA - ADR                1          45
                                                  -----------
                                                         160

Telecommunications Equipment - 1.3%
   Nokia Corp. - ADR                          13         283

Toys & Hobbies - 0.8%
   Mattel Inc.                                 9         178

Transportation - 0.8%
   Canadian Pacific Ltd.                       4         171

Wireless Telecommunications - 0.7%
   America Movil SA de CV (b)                  1          27
   AT&T Wireless Group (b)                     8         132
                                                  -----------
                                                         159
                                                  -----------

     Total Common Stocks
       (cost $17,370)                                 16,511
                                                  -----------

Corporate Bonds -  5.0%
Auto Manufacturers - 0.2%
   DaimlerChrysler NA Holdings
    Corp., 6.67%, 02/15/2002          $       40          40

Banks - 0.2%
   Firstar Bank NA, 7.125%,                   50          51
   12/01/2009

Diversified Financial Services - 2.9%
   Ford Motor Credit
    6.55%, 09/10/2002                         50          51
    6.875%, 02/01/2006                        15          15
   General Electric Capital Corp.
    7.00%, 03/01/2002                        175         178
    7.00%, 02/03/2003                        155         161
    6.81%, 11/03/2003                         10          10
    5.375%, 04/23/2004                        45          45
    5.35%, 03/30/2006                        100          99
   Merrill Lynch & Co.
    6.80%, 11/03/2003                         25          26
    6.15%, 01/26/2006                         25          25
   Qwest Capital Funding, 7.75%,
   08/15/2006                                 20          21
                                                  -----------
                                                         631

                     See notes to the financial statements.

Food - 0.1%
   Safeway Stores, 7.00%, 09/15/2002  $       25   $      25

Oil & Gas Producers - 0.1%
   Devon Energy Corp., 3.944%,
    06/27/2020 (j) (k)                        45          21

Retail - 0.7%
   Wal-Mart Stores Inc., 6.875%,
   08/01/2002                                140         143

Software - 0.4%
   BEA Systems Inc., 4.00%,
   12/15/2006 (j)                             60          71

Telecommunications - 0.2%
   CenturyTel Inc., 8.375%, 10/15/2010        30          31
   NTL Inc., 5.75%, 12/15/2009 (e) (j)        55          18
                                                  -----------
                                                          49

Toys & Hobbies - 0.2%
   Mattel Inc.
    6.00%, 07/15/2003                         20          20
    6.125%, 07/15/2005                        34          32
                                                  -----------
                                                          52
     Total Corporate Bonds
       (cost $1,122)                                   1,083
                                                  -----------

Preferred Stocks - 2.8%
Auto Manufacturers - 1.0%
   Porsche AG                                  1         225

Electric - 1.8%
   Reliant Energy Inc., 2.00%                  5         376
                                                  -----------

     Total Preferred Stocks
       (cost $532)                                       601
                                                  -----------

Government Securities - 3.6%
--------------------------------------
U.S. Treasury Notes - 3.6%
   5.25%, 08/15/2003                  $      370         377
   5.25%, 05/15/2004                         390         397
                                                  -----------

     Total Government Securities
       (cost $762)                                       773
                                                  -----------

Short Term Investments - 12.3%
--------------------------------------
Money Market Fund - 0.3%
   Dreyfus Cash Management Plus,  4.11% (a)   67          67


U.S. Government Agency - 12.0%
   Federal Home Loan Mortgage
    Corp., 3.94%, 07/02/2001          $    2,600       2,600
                                                  -----------

     Total Short Term Investments
       (cost $2,667)                                   2,667
                                                  -----------

Total Investments - 100%
--------------------------------------
   (cost $22,453)                                  $  21,635
                                                  ===========

-------------------------------------------------------------
 JNL/Oppenheimer Global Growth Series
-------------------------------------------------------------

Common Stocks - 84.3%
Advertising - 0.5%
   WPP Group Plc                              31   $     307


Aerospace & Defense - 0.8%
   Embraer - Empresa Brasileira
    de Aeronautica SA - ADR                   12   $     473


Apparel - 0.2%
   Adidas-Salomon AG                           3         152

Auto Parts & Equipment - 0.5%
   Valeo SA                                    7         283

Banks - 4.7%
   Australia & New Zealand Banking            93         798
   Group Ltd.
   Bank One Corp.                             27         949
   First Union Corp.                          17         608
   Royal Bank of Scotland Group Plc           26         577
                                                  -----------
                                                       2,932

Biotechnology - 3.2%
   Affymetrix Inc. (b)                         7         150
   Amgen Inc. (b)                             16         989
   Human Genome Sciences Inc.  (b)             8         506
   Millennium Pharmaceuticals Inc. (b)         5         189
   Oxford GlycoSciences Plc (b)               12         196
                                                  -----------
                                                       2,030
Building Materials - 1.2%
   Hanson Plc                                105         773

Commercial Services - 2.9%
   Manpower Inc.                              10         308
   Quintiles Transnational Corp. (b)          32         805
   Rentokil Initial Plc                      205         695
                                                  -----------
                                                       1,808

Computers - 6.1%
   Cadence Design System Inc. (b)            125       2,334
   International Business Machines
   Corp.                                       6         695
   Mentor Graphics Corp. (b)                  16         271
   Sun Microsystems Inc. (b)                  10         157
   Synopsys Inc. (b)                           7         349
                                                  -----------
                                                       3,806

Cosmetics & Personal Care - 1.6%
   International Flavors &                    14         362
   Fragrances Inc.
   Wella AG (b)                               14         668
                                                  -----------
                                                       1,030

Diversified Financial Services - 6.8%
   American Express Co.                       16         605
   Citigroup Inc.                             13         671
   Credit Saison Co. Ltd.                     19         462
   Fannie Mae                                 16       1,354
   ICICI Ltd. - ADR                           39         358
   Lehman Brothers Holdings Inc.               4         334
   MBNA Corp.                                 13         435
                                                  -----------
                                                       4,219

Electrical Components & Equipment - 0.4%
   Toshiba Corp.                              49         259

Electronics - 1.5%
   Hirose Electric Co. Ltd.                    3         229
   Keyence Corp.                               1         198
   Koninklijke Philips Electronics NV          4         109
   Kyocera Corp.                               3         300
   Solectron Corp. (b)                         7         126
                                                  -----------
                                                         962


Entertainment - 1.6%
   Hilton Group Plc                           94         315
   International Game Technology (b)          11         685
                                                  -----------
                                                       1,000

                     See notes to the financial statements.

Food - 1.3%
   Cadbury Schweppes Plc                     116      $  784

Healthcare - 1.8%
   Cie Generale D'Optique Essilor              1         143
   International SA
   Johnson & Johnson                          17         858
   Oxford Health Plans Inc. (b)                5         145
                                                  -----------
                                                       1,146


Holding Companies - Diversified - 1.7%
   Bass Plc                                  104       1,086

Home Furnishings - 1.4%
   SONY Corp.                                  9         592
   Thomson Multimedia SA (b)                  10         312
                                                  -----------
                                                         904
Household Products - 3.8%
   Reckitt Benckiser Plc                     123       1,769
   Societe BIC SA (b)                         16         597
                                                  -----------
                                                       2,366

Insurance - 3.0%
   ACE Ltd.                                   14         563
   American International Group Inc.           8         684
   Axa (b)                                    11         313
   Manulife Financial Corp. (b)               11         301
                                                  -----------
                                                       1,861

Leisure Time - 0.7%
   P&O Princess Cruises Plc (b)               84         435

Machinery - 0.6%
   Alstom (b)                                 14         393

Manufacturing - 1.9%
   Bombardier Inc. - Class B (b)              60         908
   Invensys Plc                              142         269
                                                  -----------
                                                       1,177

Media - 6.7%
   AOL Time Warner Inc. (b)                   18         975
   Grupo Televisa SA - GDR (b)                11         452
   Pearson Plc                                11         175
   Reed International Plc                     72         634
   Singapore Press Holdings Ltd.              51         560
   Sirius Satellite Radio Inc. (b)             2          20
   Television Broadcasts Ltd. (b)             57         240
   Telewest Communications Plc (b)           223         280
   Wolters Kluwer NV (b)                      31         828
                                                  -----------
                                                       4,164

Oil & Gas Producers - 4.9%
   Alberta Energy Co. Ltd. (b)                 7         284
   Anderson Exploration Ltd. (b)              16         325
   BP Plc - ADR                               14         673
   Chevron Corp.                               7         624
   Husky Energy Inc. (b)                      46         493
   Royal Dutch Petroleum Co. - NYS            11         664
                                                  -----------
                                                       3,063

Pharmaceuticals - 8.8%
   American Home Products Corp.               14         801
   AstraZeneca Plc (b)                         7         308
   Elan Corp. Plc - ADR (b)                   13         799
   Gilead Sciences Inc. (b)                   11         640
   Novartis (b)                               27         959
   Pfizer Inc.                                15         585
   Sanofi-Synthelabo SA (b)                   22       1,416
                                                  -----------
                                                       5,508

Retail - 3.1%
   Best Buy Co. Inc. (b)                       6         400
   Boots Co. Plc                              60   $     503
   Circuit City Stores Inc.                   57       1,031
                                                  -----------
                                                       1,934

Semiconductors - 2.4%
   Applied Materials Inc. (b)                  3         137
   National Semiconductor Corp. (b)           39       1,127
   Novellus Systems Inc. (b)                   3         159
   STMicroelectronics NV - NYS                 3         102
                                                  -----------
                                                       1,525

Software - 3.7%
   Electronic Arts Inc. (b)                   24       1,395
   Konami Corp.                                4         182
   Oracle Corp. (b)                           11         211
   Sybase Inc. (b)                            33         540
                                                  -----------
                                                       2,328

Telecommunications - 2.7%
   Global Crossing Ltd. (b)                   40         344
   KDDI Corp.                                  -         583
   Tele Norte Leste Participacoes SA (b)  40,361         619
   United Pan-Europe Communications NV (b)    47         120
                                                  -----------
                                                       1,666

Telecommunications Equipment - 2.0%
   Cabletron Systems Inc. (b)                 18         409
   JDS Uniphase Corp. (b)                      8          97
   Qualcomm Inc. (b)                           3         181
   Scientific-Atlanta Inc.                    13         532
                                                  -----------
                                                       1,219

Toys & Hobbies - 1.4%
   Hasbro Inc.                                22         312
   Nintendo Co. Ltd.                           3         563
                                                  -----------
                                                         875
Wireless Telecommunications - 0.4%
   Telesp Celular Participacoes SA            15         222
                                                  -----------

     Total Common Stock
       (cost $54,026)                                 52,690
                                                  -----------

Preferred Stocks - 4.2%
Auto Manufacturers -2.5%
   Porsche AG                             4           1,552

Pharmaceuticals - 1.7%
   Fresenius AG                           11          1,053
                                                  -----------


     Total Preferred Stocks
       (cost $2,531)                                   2,605
                                                  -----------

Short Term Investments - 11.5%
--------------------------------------
Money Market Funds - 9.5%
    Dreyfus Cash Management Plus,
        4.11% (a)                          2,980       2,980
    Dreyfus Government Cash
        Management, 4.02% (a)              2,980       2,980
                                                  -----------
                                                       5,960

Repurchase Agreement - 2.0%
   Repurchase agreement with Mellon
    Trust, 2.50%, (Collateralized by
    $1,503,119 Federal Home Loan
    Mortgage Corp., 6.00%, due
    12/01/2018, market value
    $1,469,361), acquired on
    06/29/2001, due 07/02/2001        $    1,227       1,227
                                                  -----------


     Total Short Term Investments
       (cost $7,187)                                   7,187
                                                  -----------

Total Investments - 100%
--------------------------------------
   (cost $63,744)                                  $  62,482
                                                  ===========

                     See notes to the financial statements.

Summary of Investments by Country, June 30, 2001:
-------------------------------------------------------------
  Country                               % of         Market
                                     Investment      Value
------------------------------------------------- -----------
  Australia                                1.3%    $     798
  Bermuda                                  1.5           907
  Brazil                                   2.1         1,314
  Canada                                   3.7         2,310
  France                                   5.5         3,458
  Germany                                  5.5         3,425
  Hong Kong                                0.4           240
  India                                    0.6           358
  Ireland                                  1.3           799
  Japan                                    5.4         3,367
  Mexico                                   0.7           452
  Netherlands                              2.9         1,824
  Singapore                                0.9           560
  Switzerland                              1.5           959
  United Kingdom                          15.6         9,777
  United States                           51.1        31,934
                                     ------------ -----------
     Total                               100.0%    $  62,482
                                     ============ ===========

-------------------------------------------------------------
 JNL/Oppenheimer Growth Series
-------------------------------------------------------------

Common Stocks  - 72.4%
Biotechnology - 2.1%
   Amgen Inc. (b)                              3   $     191

Computers - 5.3%
   Sungard Data Systems Inc. (b)              10         294
   Veritas Software Corp. (b)                  3         193
                                                  -----------
                                                         487

Diversified Financial Services - 13.4%
   Citigroup Inc.                              4         201
   Freddie Mac                                 5         343
   Household International Inc.                5         313
   USA Education Inc.                          5         365
                                                  -----------
                                                       1,222

Electric - 3.6%
   Mirant Corp. (b)                            2          77
   The AES Corp. (b)                           6         250
                                                  -----------
                                                         327

Healthcare - 7.9%
   Biomet Inc.                                 4         195
   Johnson & Johnson                           4         180
   Lincare Holdings Inc. (b)                   5         156
   Stryker Corp.                               3         189
                                                  -----------
                                                         720

Insurance - 4.8%
   AMBAC Financial Group Inc.                  1          52
   American International Group Inc.           3         232
   MBIA Inc.                                   3         154
                                                  -----------
                                                         438

Manufacturing - 4.0%
   Tyco International Ltd.                     7         368

Media - 3.9%
   Comcast Corp. (b)                           6         278
   Cox Communications Inc. (b)                 2          82
                                                  -----------
                                                         360

Pharmaceuticals - 4.0%
   Cardinal Health Inc.                        5         369

Pipelines - 3.6%
   El Paso Corp.                               3         163
   Enron Corp.                                 3   $     166
                                                  -----------
                                                         329

Retail - 10.0%
   Bed Bath & Beyond Inc. (b)                  7         215
   Kohl's Corp. (b)                            6         401
   Target Corp.                                9         299
                                                  -----------
                                                         915

Software - 6.9%
   First Data Corp.                            4         263
   IMS Health Inc.                             6         170
   Microsoft Corp. (b)                         3         196
                                                  -----------
                                                         629

Telecommunications Equipment - 2.9%
   CIENA Corp. (b)                             3         118
   Juniper Networks Inc. (b)                   1          19
   ONI Systems Corp. (b)                       2          56
   Sonus Networks Inc. (b)                     3          75
                                                  -----------
                                                         268
                                                  -----------

     Total Common Stock
       (cost $6,728)                                   6,623
                                                  -----------

Short Term Investments - 27.6%
--------------------------------------
Money Market Funds - 10.0%
   Dreyfus Cash Management Plus,
   4.11% (a)                                 458         458
   Dreyfus Government Cash
    Management,    4.02% (a)                 457         457
                                                  -----------
                                                         915

Repurchase Agreement - 17.6%
   Repurchase agreement with Mellon
    Trust, 2.50%, (Collateralized by
    $1,971,082 Federal Home Loan
    Mortgage Corp., 6.00%, due
    12/01/2018, market value
    $1,927,602), acquired on
    06/29/2001, due 07/02/2001        $    1,609       1,609
                                                  -----------

     Total Short Term Investments
       (cost $2,524)                                   2,524
                                                  -----------

Total Investments - 100%
--------------------------------------
   (cost $9,252)                                   $   9,147
                                                  ===========


-------------------------------------------------------------
 JNL/PIMCO Total Return Bond Series
-------------------------------------------------------------

Corporate Bonds - 41.3%
Asset Backed Securities - 19.6%
   Advanta Mortgage Loan Trust
    6.81%, 05/25/2014 (f)             $       30   $      29
    4.205%, 08/25/2029 (f) (g)               191         192
   AFC Mortgage Loan Asset Backed
    Notes, 4.105%, 07/25/2030 (f) (g)        324         325
   Ameriquest Mortgage Securities
    Inc., 4.423% 07/15/2030 (g)              309         310
   Bayview Financial Acquisition
    Trust, 4.205%, 04/25/2031 (g)             98          98
   Bear Stearns Adjustable Rate
    Mortgage Trust
    7.497%, 11/25/2030                        86          87
    7.490%, 12/25/2030                        77          79
    7.50%, 12/29/2030 (f)                    701         715
   Conseco Finance Recreation
    Enthusiast Consumer Trust,
    7.56%, 02/24/2030                        113         117
   Countrywide Home Loans, 7.75%,
    04/25/2030                                47          47
   G-Wing Ltd., 6.681%, 05/06/2004
    (e) (g)                                  400         400
   GE Capital Mortgage Services
    Inc., 6.00%, 07/25/2029 (f)              300         301

                     See notes to the financial statements.

   Green Tree Financial Corp.,
    7.86%, 04/01/2031 (f)             $      300   $     307
   Irwin Low Balance Home Equity
    Loan Trust, 4.18%, 06/25/2021
    (e) (g)                                  140         140
   Morgan Stanley Capital I, 6.59%,          265         272
    10/03/2030 (f)
   Morgan Stanley Dean Witter Credit
    Corp., 4.095%, 09/25/2010 (g)            446         444
   PNC Mortgage Securities Corp.,
    6.30%, 07/25/2029                        800         809
   Provident Bank Equipment Lease
    Trust, 4.105%, 11/25/2011 (e) (g)        382         380
   Providian Gateway Master Trust,
    4.20%, 03/15/2007 (e) (g)                600         602
   Residential Funding Mortgage
    Securities I, 6.75%, 06/25/2028
    (f)                                      300         293
   Salomon Mortgage Loan Trust,
    7.597%, 08/25/2030 (g)                    58          58
   Small Business Administration
    Participants Certificates,
    6.29%, 01/01/2021                        100          99
   Structured Asset Securities
    Corp., 4.54%, 05/25/2031 (g)             464         463
   Torrens Trust, 5.056%, 7/15/2031
    (e)                                      373         373
   Washington Mutual Bank FA
    4.24%, 07/26/2003 (e) (g)                 38          38
    6.399%, 10/19/2039                       800         824
                                                  -----------
                                                       7,802

Auto Manufacturers - 1.3%
   DaimlerChrysler  NA Holdings
    Corp., 6.90%, 09/01/2004 (f)             500         516

Banks - 4.2%
   Bank of America Corp., 6.20%,
    08/15/2003  (f)                          200         204
   Bank One Corp.
    4.02%, 05/07/2002 (f) (g)                400         400
    8.25%, 06/15/2002 (f)                    200         207
   Banque Cent de Tunisie, 7.50%,
    08/06/2009 (e) EUR                       300         260
   Old Kent Bank, 7.75%, 08/15/2010 (f)      500         518
   Washington Mutual Bank FA,
    4.403%, 05/17/2004 (f) (g)               100         100
                                                  -----------
                                                       1,689

Chemicals - 0.5%
   Dow Chemical Co., 8.04%,
      07/02/2005 (f)                         200         211

Commercial Services - 0.6%
   Cox Enterprises Inc., 6.625%,
    06/14/2002 (e) (f)                       250         254

Diversified Financial Services - 9.1%
   CIT Group Inc.,  5.62%,
    04/07/2003 (f) (g)                       300         301
   Conseco Private Label Master Note
    Trust,  4.336%, 12/15/2008 (g)           600         603
   Donaldson Lufkin Jenrett,
    5.299%,     07/18/2003 (f) (g)           100         100
   Ford Motor Credit Co.
    6.70%, 07/16/2004 (f)                    500         510
    5.219%, 07/18/2005 (f) (g)               300         297
   General Motors Acceptance Corp.
    5.548%, 01/20/2004 (f) (g)               200         201
    5.114%, 05/04/2004 (f) (g)               500         501
    4.999%, 05/10/2004 (f) (g)               100         100
    4.76%, 07/21/2004 (f) (g)                300         297
   Goldman Sachs Group LP,
    7.80%,     07/15/2002 (e) (f)            115         118
   Lehman Brothers Holdings Plc,
    4.29%, 09/03/2002 (f) (g)                200         200
   Merrill Lynch Co., 4.34%,          $      100   $     100
    05/21/2004 (f) (g)
   Morgan Stanley Dean Witter,
    4.37%, 05/14/2004 (f) (g)                100         100
   Parker Hannifin Employee Stock
    Ownership Trust, 6.34%,
    07/15/2008 (e) (f)                       198         194
                                                  -----------
                                                       3,622

Healthcare - 0.9%
   Tenet Healthcare Corp., 7.875%,
    01/15/2003 (f)                           330         335

Insurance - 0.5%
   Allstate Corp., 6.75%, 06/15/2003         200         206
    (f)

Retail - 0.5%
   Sears Roebuck Acceptance Corp.,
    7.03%, 06/04/2003 (f)                    200         206

Telecommunications - 4.1%
   British Telecom Plc
    3.87%, 10/09/2001 (f) (g)                100         100
    5.185%, 12/15/2003 (f) (g)               400         405
    8.125%, 12/15/2010 (f)                   100         106
   France Telecom, 6.308%,
    03/14/2003 (e) (f)                       700         708
   US West Communications Inc.,
    5.65%, 11/01/2004 (f)                    315         309
                                                  -----------
                                                       1,628

        Total Corporate Bonds
         (cost $16,375)                               16,469
                                                  -----------

Government Securities - 50.7%
Sovereign - 0.5%
   Republic of Brazil, 5.438%,               240         213
      04/15/2006 (g)

U.S. Government Agencies - 42.5%
   Federal Home Loan Mortgage Corp.
    6.875%, 09/15/2010 (f)                   100         104
    7.00%, 05/15/2023 (f)                  1,406       1,387
    6.908%, 07/01/2027 (f)                    32          34
    4.43%, 11/15/2030 (g)                    402         403
   Federal National Mortgage
   Association
    7.508%, 09/01/2040 (f)                   487         493
   FHA-St. Regis Nursing Home
    7.50%, 03/01/2032 (f)                    191         190
    7.50%, 03/01/2032, TBA (c)                 9           9
   Government National Mortgage
      Association
    7.50%, 12/15/2029                         47          49
    7.50%, 02/15/2031                        951         975
    6.00%, TBA (c)                         1,000         968
    6.50%, TBA (c)                         6,000       5,934
    7.00%, TBA (c)                         3,000       3,025
   Government National Mortgage
   Association II
    6.375%, 02/20/2027                       106         108
    7.00%, 04/20/2030                        338         340
    6.50%, 05/20/2030                        232         234
    6.50%, TBA (c)                           500         495
    7.00%, TBA (c)                         1,000       1,008
    7.375%, TBA (c)                        1,167       1,188
   Small Business Administration
    7.449%, 08/01/2010                      100          101
                                                  -----------
                                                      17,045

                     See notes to the financial statements.

U.S. Treasury Securities - 7.7%
   U.S. Treasury Inflation Index
   Notes
    3.625%, 07/15/2002               $       552         562
    3.375%, 01/15/2007                       670         678
    3.625%, 01/15/2008                       109         112
    3.875%, 01/15/2009 (f)                   971       1,002
    3.625%, 04/15/2028                       109         112
    3.875%, 04/15/2029                       538         577
                                                  -----------
                                                       3,043
                                                  -----------

     Total Government Securities
         (cost $20,240)                               20,301
                                                  -----------

Options - 0.0%
Eurodollar Put Option, Expiration
  September 2001, Strike price $95
  EUR                                     20,000           -
Eurodollar Put Option, Expiration
  September 2001, Strike price
  $95.50 EUR                               9,000           -
Eurodollar Put Option, Expiration
  December 2001, Strike price $92.50
  EUR                                     60,000           1
Eurodollar Put Option, Expiration
  December 2001, Strike price $94.25
  EUR                                     12,000           -
Eurodollar Put Option, Expiration
  March 2002, Strike price $92.50 EUR     10,000           -
Eurodollar Put Option, Expiration
  September 2002, Strike price $93
  EUR                                     20,000           2
Eurodollar -BOBL Future, 5-Year,
  6.00%, Expiration September 2001,
  Strike price $93.25 EUR                 16,000           -
Eurodollar -BOBL Future, 5-Year,
  6.00%, Expiration December 2001,
  Strike price $92.50 EUR                 16,000           2
                                                  -----------

     Total Options
       (cost $4)                                           5
                                                  -----------

Short Term Investments - 8.0%
--------------------------------------
Money Market Funds - 5.9%
   Dreyfus Cash Management Plus,
    4.11% (a)                              1,435       1,435
   Dreyfus Government Cash
    Management,  4.02% (a)                   915         915
                                                  -----------
                                                       2,350

Commercial Paper - 2.0%
   UBS Finance, 4.59%, 08/15/2001       $    800         795

U.S. Treasury Security - 0.1%
   U.S. Treasury Bill, 3.623%,
    10/18/2001 (l)                            50          49
                                                  -----------

     Total Short Term Investments
       (cost $3,194)                                   3,194
                                                  -----------

Total Investments - 100%
-----------------------------------
   (cost $39,813)                                     39,969
                                                  ===========

-------------------------------------------------------------
Forward Currency Contracts, Open at June 30, 2001:
-------------------------------------------------------------
  Currency   Settlement   Notional    Currency    Unrealized
Purchased/Sold  Date       Amount       Value     Gain(Loss)
------------------------------------------------- -----------
   EUR/USD   07/11/2001       102EUR $       86           -
   USD/EUR   07/11/2001       (9)EUR         (7)          -
                                     ------------ -----------
                                      $      79           -
                                     ============ ===========

Schedule of Futures Contracts, June 30, 2001:
-------------------------------------------------------------
  Notional                                        Unrealized
                                                 Appreciation/
   Amount                                       (Depreciation)
--------------                                  -------------
  1,000 EUR  Eurodollar Future, Expiration
              March 2002                          $       1
 35,000 EUR  Eurodollar Future, Expiration
              March 2003                                 (5)
  1,000 EUR  Eurodollar Future, Expiration
              March 2004                                 (1)
 36,000 EUR  Eurodollar Future, Expiration
              June 2002                                   2
  1,000 EUR  Eurodollar Future, Expiration
              June 2003                                  (1)
 36,000 EUR  Eurodollar Future, Expiration
              September 2002                              1
  1,000 EUR  Eurodollar Future, Expiration
              September 2003                             (1)
 36,000 EUR  Eurodollar Future, Expiration
              December 2003                              (2)
  1,000 EUR  Eurodollar Future, Expiration
              December 2002                              (1)
  1,000 EUR  Euro Euribor Interest Rate
              Future, 3-Month, Expiration
              March 2002                                  1
  2,000 EUR  Euro BOBL Future, 5-Year, 6.00%,
              Expiration September 2002                  (2)
    600 USD  U.S. Treasury Bond Future,
              20-Year, 6.00%, Expiration
              September 2001                             (8)
                                                  -----------
                                                  $     (16)
                                                  ===========

-------------------------------------------------------------
Schedule of Options Written, June 30, 2001:
-------------------------------------------------------------
                                                     Market
   Contracts                                         Value
--------------                                    -----------
     11      U.S. 10-Year Treasury Note Future
              Call Option Expiration August
              2001, Exercise price $106           $      (2)
      3      U.S. 10-Year Treasury Note Future
              Call Option Expiration August
              2001, Exercise price $109                   -
      2      U.S. 10-Year Treasury Note Future
              Put Option Expiration December
              2001, Exercise price $95                    -
     33      U.S. 10-Year Treasury Note Future
              Put Option Expiration December
              2001, Exercise price $95.25                (4)
     17      U.S. 10-Year Treasury Note Future
              Put Option Expiration December
              2001, Exercise price $95.50                (4)
     11      U.S. 10-Year Treasury Note Future
              Put Option Expiration August
              2001, Exercise price $102                  (7)
                                                  -----------
                                                  $     (17)
                                                  ===========


Summary of Written Call Options for the Period Ended June 30, 2001 (Premiums in thousands):
-------------------------------------------------------------
                                      Number of
                                      Contracts    Premiums
                                     ------------ -----------
Options outstanding at December 31,
2000                                         14   $       5
  Options written during the period         104          42
  Options closed during the period            2           1
  Options expired during the period         (43)        (17)
                                     ------------ -----------
Options outstanding at June 30, 2001         77   $      31
                                     ============ ===========

                     See notes to the financial statements.

Summary of Swap Agreements, June 30, 2001:
-------------------------------------------------------------
                                      Notional   Unrealized
                                       Amount   Appreciation/
                                               (Depreciation)
                                     ------------------------
Bank of America
  Receive floating rate based on 3
    month LIBOR and pay fixed rate
    equal to 6.00%, 12/17/2006       $    700            (6)
Goldman Sachs Co.
  Receive floating rate based on 6
    month LIBOR and pay fixed rate
    equal to 5.25%, 09/19/2002            100             1
  Receive floating rate based on 6
    month LIBOR and pay fixed rate
    equal to 5.4997%, 03/02/2004          300            (5)
  Receive floating rate based on 6
    month LIBOR and pay fixed rate
    equal to 5.50%, 03/15/2004            600            (6)
  Receive floating rate based on 6
    month LIBOR and pay fixed rate
    equal to 5.25%, 03/15/2006            300            (9)
  Receive floating rate based on 6
    month LIBOR and pay fixed rate
    equal to 5.25%, 03/19/2006            100            (4)
  Receive floating rate based on 3
    month LIBOR and pay fixed rate
    equal to 6.00%, 12/17/2006            500            (5)
J.P. Morgan
  Receive floating rate based on 6
    month LIBOR and pay fixed rate
    equal to 5.25%, 09/19/2002            100             1
  Receive floating rate based on 6
    month LIBOR and pay fixed rate
    equal to 5.25%, 03/15/2004            200            (5)
  Receive floating rate based on 6
    month LIBOR and pay fixed rate
    equal to 5.25%, 03/15/2006            100            (3)
  Receive floating rate based on 6
    month LIBOR and pay fixed rate
    equal to 5.25%, 03/19/2006            100            (4)
Morgan Stanley
  Receive floating rate based on 6
    month LIBOR and pay fixed rate
    equal to 5.25%, 03/15/2003          1,700           (16)
  Receive floating rate based on 6
    month LIBOR and pay fixed rate
    equal to 4.50%, 06/17/2003          1,100             -
  Receive floating rate based on 6
    month LIBOR and pay fixed rate
    equal to 5.50%, 06/15/2006            940           (24)
Lehman Brothers
  Receive floating rate based on 6
    month LIBOR and pay fixed rate
    equal to 5.4997%, 03/02/2004          100            (2)
                                                  -----------
                                                   $    (87)
                                                  ===========

-------------------------------------------------------------
 JNL/Putnam Growth Series
-------------------------------------------------------------

Common Stocks - 96.1%
Advertising - 0.6%
   Omnicom Group Inc.                         24   $   2,021

Banks - 3.8%
   Bank of New York Co. Inc.                  41       1,983
   Fifth Third Bancorp.                      109       6,548
   Northern Trust Corp.                       17       1,056
   State Street Corp.                         22       1,099
   US Bancorp                                140       3,186
                                                   ----------
                                                      13,872

Beverages - 1.9%
   Pepsi Bottling Group Inc.                  47       1,897
   PepsiCo Inc.                              116       5,105
                                                   ----------
                                                       7,002

Biotechnology - 0.3%
   Genentech Inc. (b)                         20       1,091


Computers - 4.5%
   Dell Computer Corp. (b)                   184       4,764
   Electronic Data Systems Corp.              20       1,269
   EMC Corp. (b)                              61   $   1,760
   International Business Machines Corp.      36       4,023
   Veritas Software Corp. (b)                 69       4,594
                                                   -----------
                                                      16,410

Cosmetics & Personal Care - 0.6%
   Colgate-Palmolive Co.                      19       1,139
   Estee Lauder Cos. Inc.                     29       1,233
                                                   -----------
                                                       2,372

Diversified Financial Services - 10.8%
   Capital One Financial Corp.                68       4,062
   Charles Schwab Corp.                      179       2,746
   Citigroup Inc.                            280      14,783
   Fannie Mae                                 77       6,565
   Goldman Sachs Group Inc.                   31       2,694
   Household International Inc.               14         907
   MBNA Corp.                                143       4,698
   Morgan Stanley Dean Witter & Co.           45       2,916
                                                   -----------
                                                      39,371

Electric - 0.3%
   Entergy Corp.                               3         127
   FPL Group Inc.                             14         843
                                                   -----------
                                                         970

Electronics - 0.9%
   Celestica Inc. (b)                         27       1,396
   Flextronics International Ltd. (b)         25         663
   Sanmina Corp. (b)                          24         550
   Symbol Technologies Inc.                   34         744
                                                  -----------
                                                       3,353

Food - 2.0%
   Kraft Foods Inc. (b)                      119       3,695
   Sysco Corp.                               138       3,744
                                                  -----------
                                                       7,439

Healthcare - 6.2%
   HCA - The Healthcare Company               62       2,815
   Johnson & Johnson                         212      10,575
   Medtronic Inc.                             98       4,514
   St. Jude Medical Inc. (b)                  18       1,056
   UnitedHealth Group Inc.                    57       3,532
                                                  -----------
                                                      22,492

Insurance - 3.4%
   ACE Ltd.                                   64       2,482
   American International Group Inc.         116       9,985
                                                  -----------
                                                      12,467

Leisure Time - 1.0%
   Harley-Davidson Inc.                       78       3,653

Lodging - 0.5%
   Marriott International Inc. -              41       1,955
      Class A

Manufacturing - 9.4%
   General Electric Co.                      472      23,015
   Tyco International Ltd.                   208      11,352
                                                  -----------
                                                      34,367

Media - 8.0%
   AOL Time Warner Inc. (b)                  175       9,270
   AT&T - Liberty Media Group - Class A (b)  142       2,475
   Clear Channel Communications Inc. (b)      56       3,517
   Univision Communications Inc. (b)          37       1,591
   Viacom Inc. - Class B (b)                 147       7,608
   Walt Disney Co.                           169       4,880
                                                  -----------
                                                      29,341

Oil & Gas Producers - 2.3%
   Exxon Mobil Corp.                          74       6,455
   Royal Dutch Petroleum Co. - NYS            19       1,078

                     See notes to the financial statements.

   Transocean Sedco Forex Inc.                23   $     941
                                                  -----------
                                                       8,474

Oil & Gas Services - 0.3%
   Baker Hughes Inc.                          30       1,008


Pharmaceuticals - 10.8%
   Allergan Inc.                              54       4,634
   American Home Products Corp.              119       6,978
   Cardinal Health Inc.                       36       2,456
   Eli Lilly & Co.                            23       1,680
   Merck & Co. Inc.                          105       6,698
   Pfizer Inc.                               273      10,938
   Pharmacia Corp.                            32       1,457
   Schering-Plough Corp.                     128       4,634
                                                  -----------
                                                      39,475

Pipelines - 2.6%
   Dynegy Inc. - Class A                       1          37
   El Paso Corp.                              61       3,200
   Enron Corp.                               125       6,105
                                                  -----------
                                                       9,342

Retail - 6.8%
   Best Buy Co. Inc. (b)                      29       1,867
   Kohl's Corp. (b)                           70       4,372
   Lowe's Cos. Inc.                           70       5,057
   Rite Aid Corp. (b)                         65         527
   Starbucks Corp. (b)                       143       3,280
   Wal-Mart Stores Inc.                      139       6,778
   Walgreen Co.                               73       2,500
                                                  -----------
                                                      24,381

Savings & Loans - 0.8%
   Washington Mutual Inc.                     78       2,936


Semiconductors - 3.2%
   Applied Materials Inc. (b)                 39       1,891
   Linear Technology Corp.                    98       4,342
   Maxim Integrated Products Inc. (b)         66       2,922
   Micron Technology Inc. (b)                 33       1,352
   Texas Instruments Inc.                     37       1,178
                                                  -----------
                                                      11,685

Software - 7.0%
   Adobe Systems Inc.                         41       1,908
   BEA Systems Inc. (b)                       79       2,420
   Electronic Arts Inc. (b)                   27       1,575
   Microsoft Corp. (b)                       233      16,909
   Siebel Systems Inc. (b)                    62       2,903
                                                  -----------
                                                      25,715

Telecommunications - 2.8%
   Amdocs Ltd. (b)                             53      2,870
   Qwest Communications
   International Inc. (b)                     236      7,531
                                                  -----------
                                                      10,401

Telecommunications Equipment -  2.6%
   CIENA Corp. (b)                             18        676
   Cisco Systems Inc. (b)                      94      1,716
   Comverse Technology Inc. (b)                51      2,962
   Qualcomm Inc. (b)                           70      4,082
                                                  -----------
                                                       9,436

Tobacco - 2.1%
   Philip Morris Cos. Inc.                    152      7,694


Wireless Telecommunications - 0.6%
   Sprint Corp. (PCS Group) (b)                89      2,140
                                                  -----------
     Total Common Stocks
           (cost $356,057)                           350,863
                                                  -----------

Short Term Investment - 3.9%
-------------------------------------
Repurchase Agreement - 3.9%
   Repurchase agreement with Morgan
    Stanley, 4.06% (Collateralized
    by $14,340,000 Federal Home Loan
    Bank, 5.45%, due 09/04/2001,
    market value $14,372,862)
    acquired on 06/29/2001, due
    07/02/2001                        $   14,321   $  14,321
                                                  -----------

     Total Short Term Investment
       (cost $14,321)                                 14,321
                                                  -----------

Total Investments - 100%
--------------------------------------
   (cost $370,378)                                 $ 365,184
                                                  ===========

-------------------------------------------------------------
 JNL/Putnam International Equity Series
-------------------------------------------------------------

Common Stocks - 91.8%

Advertising - 1.8%
   Asatsu-DK Inc.                              7   $     144
   Havas Advertising SA (b)                   54         592
   Publicis Groupe (b)                         8         194
   WPP Group Plc                             119       1,169
                                                  -----------
                                                       2,099

Aerospace & Defense - 0.3%
   BAE Systems Plc                            64         306


Apparel - 0.8%
   Gucci Group NV - NYS                       11         889

Auto Manufacturers - 4.0%
   Bayerische Motoren Werke (BMW) AG (b)      42       1,378
   Honda Motor Co. Ltd.                       24       1,055
   Nissan Motor Co. Ltd.                      83         573
   Toyota Motor Corp.                         49       1,725
                                                  -----------
                                                       4,731

Banks - 9.9%
   ABN Amro Holding NV (b)                    25         468
   Allied Irish Banks Plc (b)                 38         420
   Banca Intesa Spa                          285       1,006
   Banco Popular Espanol                      12         409
   BNP Paribas                                 2         158
   Danske Bank A/S                            46         819
   DBS Group Holdings Ltd. (b)                47         346
   Dexia (b)                                  50         782
   Halifax Group Plc                          35         403
   Hang Seng Bank Ltd.                        22         227
   HSBC Holdings Plc (b)                      52         610
   Julius Baer Holding AG - Class B            -         804
   Oversea-Chinese Banking Corp. Ltd. (b)     63         411
   Royal Bank of Canada                       22         694
   Royal Bank of Scotland Group Plc           26         572
   San Paolo-IMI SpA                          49         633
   Societe Generale                           18       1,070
   Svenska Handelsbanken AB - Class A         48         684
   Toronto-Dominion Bank                      30         767
   UBS AG                                      2         232
   Uniao de Bancos Brasileiros - GDR          10         255
                                                  -----------
                                                      11,770

Beverages - 0.3%
     Companhia de Bebidas das Americas        14         332

Building Materials - 2.6%
   CRH Plc (b)                                90       1,517
   Lafarge SA                                 14       1,186

                     See notes to the financial statements.

   Matsushita Electric Works Ltd.             31   $     358
                                                  -----------
                                                       3,061

Chemicals - 2.3%
   Akzo Nobel NV                              38       1,605
   BOC Group Plc                              69       1,013
   Imperial Chemical Industries Plc           14          85
                                                  -----------
                                                       2,703

Computers - 0.9%
   Fujitsu Ltd.                               25         263
   Misys Plc                                  76         531
   Tietoenator Oyj (b)                        12         258
                                                  -----------
                                                       1,052

Cosmetics & Personal Care - 0.3%
   Shiseido Co. Ltd.                          33         310

Diversified Financial Services - 2.4%
   Aiful Corp.                                 3         253
   Fortis (B) (b)                              5         115
   Fortis (NL) NV (b)                          8         186
   Grupo Financiero BBVA Bancomer (b)        169         167
   Nikko Securities Co. Ltd.                 234       1,874
   Orix Corp.                                  3         301
                                                  -----------
                                                       2,896

Electric - 1.6%
   Hong Kong Electric Holdings Ltd.          123         471
   Korea Electric Power Corp. - ADR           46         437
   ScottishPower Plc                         136       1,000
                                                  -----------
                                                       1,908

Electronics - 1.7%
   Murata Manufacturing Co. Ltd.               2         146
   Omron Corp.                                 6         108
   Samsung Electronics                        11       1,594
   Samsung Electronics Co. Ltd. (b)            2         157
   Venture Manufacturing (Singapore )Ltd. (b)  6          40
                                                  -----------
                                                       2,045

Engineering & Construction - 0.8%
   Bouygues SA (b)                            30       1,005

Food - 4.2%
   Compass Group Plc (b)                     112         896
   Groupe Danone                               8       1,084
   Nestle SA                                  10       2,019
   Tesco Plc                                 284       1,025
                                                  -----------
                                                       5,024
Forest Products & Paper - 0.5%
   Stora Enso Oyj - Class R (b)               56         612

Gas - 0.3%
   Hong Kong & China Gas Co. Ltd. (b)        145         183
   Tokyo Gas Co. Ltd.                         60         182
                                                  -----------
                                                         365

Hand & Machine Tools - 0.5%
   Sandvik AB                                 28         573

Healthcare - 0.1%
   Smith & Nephew Plc                         24         122

Home Furnishings - 0.8%
   Matsushita Electric Industrial Co. Ltd.    11         172
   SONY Corp.                                 11         750
                                                  -----------
                                                         922

Insurance - 7.9%
   Allianz AG                                  9       2,517
   ING Groep NV (b)                           67       4,349
   Muenchener Rueckversicherungs AG            6       1,746
   Sun Life Financial Services of
      Canada (b)                              31   $     738
                                                  -----------
                                                       9,350

Investment Companies - 1.4%
   Investor AB - Class B                     127       1,612

Iron & Steel - 0.2%
   Pohang Iron & Steel Co. -  ADR (b)         15         295

Lodging - 0.2%
   Accor SA                                    7         283

Machinery - 0.3%
   Alstom (b)                                 14         389

Manufacturing - 0.9%
   Fuji Photo Film Co. Ltd.                    5         216
   Invensys Plc                              213         405
   Smiths Industries Plc                      38         440
                                                  -----------
                                                       1,061

Media - 4.6%
   Carlton Communications Plc                 52         246
   Fuji Television Network Inc.                -         839
   Granada Plc                               116         243
   Grupo Televisa SA - GDR (b)                15         589
   News Corp. Ltd. - ADR                      32       1,191
   Prosieben SAT.1 Media AG (b)                8         118
   Singapore Press Holdings Ltd.              32         351
   Societe Television Francaise 1 (b)         23         661
   United Business Media Plc                  36         292
   Vivendi Universal                           6         324
   VNU NV (b)                                  7         251
   Wolters Kluwer NV (b)                      13         358
                                                  -----------
                                                       5,463

Mining - 1.5%
   Alcan Inc. (b)                              7         303
   BHP Billiton Plc (b)                       89         444
   Broken Hill Proprietary Co. Ltd. (b)       66         350
   Rio Tinto Ltd.                             20         348
   Rio Tinto Plc                              22         385
                                                  -----------
                                                       1,830

Office & Business Equipment - 0.2%
   Canon Inc.                                  5         202

Oil & Gas Producers - 10.9%
   BP Plc                                     32         261
   ENI-Ente Nazionale Idrocarburi SpA        128       1,558
   PanCanadian Petroleum Ltd. (b)             11         334
   Petroleo Brasileiro SA - ADR               21         534
   Shell Transport & Trading Co.             526       4,370
   Suncor Energy Inc. (b)                     21         538
   Total Fina Elf SA                          38       5,263
                                                  -----------
                                                      12,858

Pharmaceuticals - 12.5%
   AstraZeneca Group Plc (b)                  87       4,075
   Aventis SA (b)                             18       1,418
   Elan Corp. Plc (b)                         19       1,179
   GlaxoSmithKline Plc                       110       3,100
   Sankyo Co. Ltd.                            37         675
   Sanofi-Synthelabo SA (b)                   54       3,518
   Serono SA - Class B                         -         435
   Shionogi & Co. Ltd.                        10         208
   Takeda Chemical Industries Ltd.             4         187
                                                  -----------
                                                      14,795

Real Estate - 1.4%
   Cheung Kong Holdings Ltd.                 150       1,635


                     See notes to the financial statements.

Retail - 1.9%
   Cie. Financiere Richemont - A Units         -   $     955
   Fast Retailing Co. Ltd.                     1         244
   Inditex SA (b)                              2          34
   Metro AG                                   12         432
   The Swatch Group AG (b)                     1         207
   The Swatch Group AG - Class B (b)           -         395
                                                  -----------
                                                       2,267

Semiconductors - 0.5%
   Chartered Semiconductor (b)               167         418
   Rohm Co. Limited                            1         202
                                                  -----------
                                                         620

Software - 0.2%
   SAP AG (b)                                  2         230

Telecommunications - 4.0%
   BCE Inc.                                    9         232
   BCE Inc.                                   12         304
   Korea Telecom Corp. - ADR                  28         611
   Nippon Telegraph & Telephone Corp.          -       1,121
   Portugal Telecom SA (b)                    47         327
   SK Telecom                                  1         130
   SK Telecom Co. Ltd. - ADR                  19         318
   Telecom Italia SpA                        128         610
   Telefonica SA (b)                          35         435
   Telefonos de Mexico SA - ADR               17         612
                                                  -----------
                                                       4,700

Telecommunications Equipment - 0.5%
   Nokia Oyj (b)                              10         235
   Nortel Networks Corp.                      23         205
   Telefonaktiebolaget LM Ericsson -
      Class B (b)                             33         178
                                                  -----------
                                                         618

Tobacco - 0.1%
   Altadis SA (b)                             10         137


Toys & Hobbies - 0.5%
   Nintendo Co. Ltd.                           3         619

Transportation - 0.3%
   Deutsche Post AG (b)                       23         363

Wireless Telecommunications - 5.7%
   American Movil SA de CV (b)                 2          47
   China Telecom (Hong Kong) Ltd. (b)         65         343
   NTT DoCoMo Inc.                             -       2,853
   Orange SA (b)                              40         326
   Vodafone Group Plc                      1,422       3,150
                                                  -----------
                                                       6,719
                                                  -----------
     Total Common Stocks
       (cost $117,757)                               108,771
                                                  -----------

Short Term Investments - 8.2%
--------------------------------------
Money Market Fund - 0.0%
   Dreyfus Cash Management Plus,
    4.11% (a)                                  1           1

Repurchase Agreement - 8.2%
   Repurchase agreement with Chase
    Manhattan, 4.05% (Collateralized
    by $9,725,000 Federal Home Loan
    Mortgage Corp., 4.75%, due
    03/15/2003, market value
    $9,793,542) acquired on
    06/29/2001, due 07/02/2001      $      9,653       9,653
                                                   -----------

     Total Short Term Investments
       (cost $9,654)                                   9,654
                                                   -----------

Total Investments - 100%
--------------------------------------
   (cost $127,411)                                 $ 118,425
                                                   ===========

Summary of Investments by Country, June 30, 2001:
-------------------------------------------------------------
   Country                              % of        Market
                                     Investment     Value
------------------------------------------------- -----------
   Australia                               1.6%   $    1,889
   Belgium                                 0.8           897
   Brazil                                  1.0         1,121
   Canada                                  3.5         4,115
   Denmark                                 0.7           819
   Finland                                 0.9         1,105
   France                                 14.7        17,470
   Germany                                 5.7         6,783
   Hong Kong                               2.4         2,858
   Ireland                                 2.6         3,116
   Italy                                   3.2         3,808
   Japan                                  13.1        15,579
   Mexico                                  1.2         1,415
   Netherlands                             6.8         8,106
   Portugal                                0.3           333
   Singapore                               1.3         1,566
   South Korea                             3.0         3,541
   Spain                                   0.9         1,015
   Sweden                                  2.6         3,046
   Switzerland                             4.3         5,046
   United Kingdom                         21.2        25,143
   United States                           8.2         9,654
                                     ------------ -----------
    Total                                100.0%   $  118,425
                                     ============ ===========

-------------------------------------------------------------
JNL/Putnam Midcap Growth Series
-------------------------------------------------------------

Common Stocks - 96.2%
---------------------
Advertising - 2.8%
   Interpublic Group Cos. Inc.                29   $     839
   Lamar Advertising Co. (b)                  14         629
                                                  -----------
                                                       1,468
Banks - 1.5%
   M&T Bank Corp.                              5         362
   Zions Bancorp.                              7         437
                                                  -----------
                                                         799
Biotechnology - 4.9%
   Diversa Corp. (b)                           6         116
   Genzyme Corp. -General Division (b)         6         372
   Human Genome Sciences Inc. (b)              5         301
   IDEC Pharmaceutical Corp. (b)               5         305
   Inhale Therapeutic Systems Inc. (b)        13         301
    Invitrogen Corp. (b)                       3         139
   Millennium Pharmaceutical Inc. (b)         19         687
   Protein Design Labs Inc. (b)                4         321
                                                  -----------
                                                       2,542
Chemicals - 1.0%
   Ecolab Inc.                                13         512

Commercial Services - 3.7%
   Concord EFS Inc. (b)                       10         517
   Convergys Corp. (b)                        30         898
   Moody's Corp.                              15         503
                                                  -----------
                                                       1,918
Computers - 1.5%
   Brocade Communications Systems Inc. (b)    11         471
   McDATA Corp. (b)                            5          88
   Sungard Data Systems Inc. (b)               4         122

                     See notes to the financial statements.

   Synopsys Inc. (b)                           3         126
                                                  -----------
                                                         807
Cosmetics & Personal Care - 1.6%
   Estee Lauder Cos. Inc.                     19         810

Diversified Financial Services - 4.4%
   AmeriCredit Corp. (b)                       5         260
   Capital One Financial Corp.                10         621
   Legg Mason Inc.                            13         637
   Metris Cos. Inc.                            7         249
   Providian Financial Corp.                   9         503
                                                  -----------
                                                       2,270
Electric - 2.1%
   Calpine Corp. (b)                          11         396
   CMS Energy Corp.                           14         390
   Mirant Corp. (b)                            8         286
                                                  -----------
                                                       1,072
Electronics - 7.6%
   Applera Corp. - Applied
      Biosystems Group                        19         500
   Celestica Inc. (b)                         12         603
   Jabil Circuit Inc. (b)                     14         441
   PerkinElmer Inc.                           32         870
   Symbol Technologies Inc.                   46       1,025
   Waters Corp. (b)                           18         494
                                                  -----------
                                                       3,933
Entertainment - 0.5%
   International Game Technology (b)           4         263

Food - 1.0%
   Sysco Corp.                                19         527

Healthcare - 2.5%
   Idexx Laboratories Inc. (b)                 9         278
   Quest Diagnostics Inc. (b)                  6         449
   Stryker Corp.                              11         593
                                                  -----------
                                                       1,320
Insurance - 2.6%
   ACE Ltd.                                   19         739
   XL Capital Ltd.                             8         640
                                                  -----------
                                                       1,379
Internet - 4.8%
   HomeStore.com Inc. (b)                     10         336
   i2 Technologies Inc. (b)                    9         168
   Internet Security Systems Inc. (b)          7         345
   Retek Inc. (b)                             16         743
   VeriSign Inc. (b)                          13         768
   webMethods Inc. (b)                         6         123
                                                  -----------
                                                       2,483
Leisure Time - 2.3%
   Harley-Davidson Inc.                       25       1,191

Lodging - 0.5%
   Four Seasons Hotel Inc.                     5         282

Media - 1.0%
   Radio One Inc. (b)                          4          94
   Radio One Inc. - Class D (b)                6         135
   Univision Communications Inc. (b)           7         308
                                                  -----------
                                                         537
Oil & Gas Producers - 4.1%
   Devon Energy Corp.                          7         360
   Global Marine Inc. (b)                     28         512
   Murphy Oil Corp.                            5         360
   Transocean Sedco Forex Inc.                22         912
                                                  -----------
                                                       2,144
Oil & Gas Services - 2.1%
   Cooper Cameron Corp. (b)                    7   $     368
   Smith International Inc. (b)               12         725
                                                  -----------
                                                       1,093
Pharmaceuticals - 12.7%
   Abgenix Inc. (b)                            7         324
   Allergan Inc.                              12         992
   AmeriSource Health Corp. (b)               10         542
   Andrx Group (b)                            11         835
   Gilead Sciences Inc. (b)                    7         431
   IVAX Corp. (b)                             29       1,132
   King Pharmaceuticals Inc.                  10         548
   MedImmune Inc. (b)                         29       1,378
   Shire Pharmaceuticals Group Plc - ADR (b)   8         444
                                                  -----------
                                                       6,626

Pipelines - 0.8%
   Dynegy Inc. - Class A                       9         439

Real Estate - 0.8%
   Boston Properties Inc.                     10         401

Retail - 6.9%
   Darden Restaurants Inc.                    19         530
   Family Dollar Stores Inc.                  28         723
   RadioShack Corp.                           16         476
   Starbucks Corp. (b)                        50       1,150
   Talbots Inc.                                6         267
   Tiffany & Co.                              12         431
                                                  -----------
                                                       3,577
Semiconductors - 8.8%
   Atmel Corp. (b)                            53         708
   Globespan Inc. (b)                         13         196
   Integrated Device Technology Inc. (b)      11         332
   KLA-Tencor Corp. (b)                        5         310
   Lam Research Corp. (b)                      8         222
   Linear Technology Corp.                     4         164
   LSI Logic Corp. (b)                        19         357
   Maxim Integrated Products Inc. (b)          6         265
   Micrel Inc. (b)                            11         350
   PMC - Sierra  Inc. (b)                     19         600
   QLogic Corp. (b)                           17       1,085
                                                  -----------
                                                       4,589
Software - 7.8%
   Adobe Systems Inc.                          9         428
   BEA Systems Inc. (b)                       14         436
   Fiserv Inc. (b)                            13         845
   Informatica Corp. (b)                      11         191
   Manugistics Group Inc. (b)                  7         183
   Micromuse Inc. (b)                         15         428
   Peregrine Systems Inc. (b)                 54       1,563
                                                  -----------
                                                       4,074
Telecommunications - 1.4%
   Telephone & Data Systems Inc.               4         479
   Time Warner Telecom Inc. (b)                8         268
                                                  -----------
                                                         747
Telecommunications Equipment - 2.5%
   Comverse Technology Inc. (b)                5         294
   Emulex Corp. (b)                            9         360
   Network Appliance Inc. (b)                 18         241
   Sonus Networks Inc. (b)                    17         392
                                                  -----------
                                                       1,287
Textiles - 1.2%
   Cintas Corp.                               13         615

                     See notes to the financial statements.

Wireless Communications - 0.8%
   Crown Castle International Corp. (b)       25   $     408

                                                  -----------

     Total Common Stocks
       (cost $52,267)                                 50,113
                                                  -----------

Short Term Investments - 3.8%
-----------------------------
Money Market Fund - 0.0%
   Dreyfus Cash Management Plus, 4.11% (a)     1           1

Repurchase Agreement - 3.8%
   Repurchase agreement Chase
    Manhattan, 4.05%,
    (Collateralized by $1,995,000
    Federal Home Loan Mortgage
    Corp., 4.75%, due 03/15/2003,
    market value $2,008,967)
    acquired on 06/29/2001, due
    07/02/2001                             1,977       1,977
                                                  -----------
     Total Short Term Investments
       (cost $1,978)                                   1,978
                                                  -----------

Total Investments - 100%
------------------------
   (cost $54,245)                                  $  52,091
                                                  ===========

-------------------------------------------------------------
 JNL/Putnam Value Equity Series
-------------------------------------------------------------

Common Stocks - 97.5%
---------------------
Advertising - 0.4%
    Interpublic Group Cos. Inc.               57   $   1,658

Aerospace & Defense - 0.5%
   Lockheed Martin Corp.                      49       1,801

Airlines - 0.5%
   Southwest Airlines Co.                    102       1,886

Banks - 11.5%
   Bank of America Corp.                     141       8,446
   Bank of New York Co. Inc.                  62       2,976
   Comerica Inc.                              89       5,109
   Fleet Boston Financial Corp.              145       5,701
   JP Morgan Chase & Co.                     136       6,083
   US Bancorp                                202       4,594
   Wells Fargo & Co.                         175       8,112
   Zions Bancorp.                             34       2,030
                                                  -----------
                                                      43,051
Beverages - 2.8%
   Anheuser-Busch Cos. Inc.                   77       3,189
   Coca-Cola Co.                              62       2,768
   PepsiCo Inc.                              105       4,645
                                                  -----------
                                                      10,602
Chemicals - 1.6%
   Dow Chemical Co.                           57       1,899
   E.I. du Pont de Nemours                    24       1,158
   PPG Industries Inc.                        57       2,996
                                                  -----------
                                                       6,053
Commercial Services - 3.1%
   Cendant Corp. (b)                         111       2,166
   Convergys Corp. (b)                       129       3,887
   KPMG Consulting Inc. (b)                  209       3,210
   McKesson HBOC Inc.                         67       2,480
                                                  -----------
                                                      11,743
Computers - 6.6%
   Cadence Design Systems Inc. (b)            92       1,705
   Compaq Computer Corp.                     239       3,701
   Dell Computer Corp. (b)                   167       4,321
   Hewlett-Packard Co.                       164       4,676
   International Business Machines Corp.      64       7,277
   Lexmark International Group Inc. (b)       44       2,978
                                                  -----------
                                                      24,658
Diversified Financial Services - 8.5%
   American Express Co.                       60       2,320
   Bear Stearns Cos. Inc.                     39       2,288
   Citigroup Inc.                            266      14,034
   Fannie Mae                                 35       2,980
   Goldman Sachs Group Inc.                   33       2,797
   Morgan Stanley Dean Witter & Co.           77       4,952
   Providian Financial Corp.                  38       2,268
                                                  -----------
                                                      31,639
Electric - 4.5%
   Cinergy Corp.                              79       2,762
   CMS Energy Corp.                           65       1,807
   Entergy Corp.                              95       3,662
   FirstEnergy Corp.                          58       1,878
   NiSource Inc.                              65       1,777
   Progress Energy Inc.                       71       3,189
   Reliant Energy Inc.                        51       1,649
                                                  -----------
                                                      16,724

Electronics - 0.4%
   Solectron Corp. (b)                        87      1,594

Environmental Control - 1.1%
   Waste Management Inc.                     135       4,164

Food - 0.5%
   Kraft Foods Inc. (b)                       31         964
   Quaker Oats Co.                            10         931
                                                  -----------
                                                       1,895
Forest Products & Paper - 0.9%
   Abitibi-Consolidated Inc. (b)             164       1,257
   International Paper Co.                    57       2,031
                                                  -----------
                                                       3,288
Healthcare - 2.9%
   Johnson & Johnson                         176       8,780
   St. Jude Medical Inc. (b)                  32       1,890
                                                  -----------
                                                      10,670
Household Products - 0.7%
   Avery Dennison Corp.                       52       2,675

Insurance - 3.4%
   ACE Ltd.                                   51       1,990
   American General Corp.                     86       3,976
   Cigna Corp.                                41       3,957
   XL Capital Ltd.                            32       2,660
                                                  -----------
                                                      12,583
Lodging - 0.5%
   Marriott International Inc. - Class A      43       2,045

Manufacturing - 5.4%
   Eaton Corp.                                27       1,865
   General Electric Co.                      247      12,027
   Honeywell International Inc.               31       1,081
   Tyco International Ltd.                    93       5,090
                                                  -----------
                                                      20,063
Media - 2.7%
   AT&T Corp. - Liberty Media Group -
    Class A (b)                              233       4,072
   Clear Channel Communications Inc. (b)      22       1,379
   Walt Disney Co.                           159       4,582
                                                  -----------
                                                      10,033

                     See notes to the financial statements.

Mining - 0.8%
   Alcoa Inc.                                 29       1,127
   Arch Coal Inc.                             29         755
   Peabody Energy Corp. (b)                   24         793
                                                  -----------
                                                       2,675
Office & Business Equipment - 0.5%
     Xerox Corp.                             181       1,729

Oil & Gas Producers - 9.6%
   Exxon Mobil Corp.                         198      17,295
   Royal Dutch Petroleum Co. - NYS           204      11,875
   Tosco Corp.                                78       3,454
   Transocean Sedco Forex Inc.                34       1,415
   Unocal Corp.                               52       1,759
                                                  -----------
                                                      35,798
Oil & Gas Services - 0.4%
   Schlumberger Ltd.                          31       1,627

Packaging & Containers - 0.3%
   Smurfit-Stone Container Corp. (b)          70       1,139

Pharmaceuticals - 7.7%
   American Home Products Corp.               78       4,552
   Bristol-Myers Squibb Co.                  104       5,413
   Merck & Co. Inc.                          157      10,047
   Pharmacia Corp.                           110       5,036
   Schering-Plough Corp.                      97       3,526
                                                  -----------
                                                      28,574
Pipelines - 0.8%
   Enron Corp.                                65       3,170

Real Estate - 0.5%
   Boston Properties Inc.                     48       1,975

Retail - 2.5%
   McDonald's Corp.                          118       3,201
   Staples Inc. (b)                           95       1,522
   The Limited Inc.                          138       2,272
   TJX Cos. Inc.                              72       2,307
                                                  -----------
                                                       9,302
Savings & Loans - 2.0%
   Charter One Financial Inc.                134       4,275
   Washington Mutual Inc.                     84       3,139
                                                  -----------
                                                       7,414
Semiconductors - 1.7%
   Intel Corp.                               211       6,160

Software - 3.9%
   Automatic Data Processing Inc.             55       2,748
   BMC Software Inc. (b)                      98       2,209
   Computer Associates International Inc.     88       3,162
   Microsoft Corp. (b)                        34       2,468
   Parametric Technology Corp. (b)           281       3,931
                                                  -----------
                                                      14,518
Telecommunications - 4.7%
   SBC Communications Inc.                   257      10,299
   Sprint Corp. (FON Group)                  205       4,382
   Verizon Communications Inc.                50       2,696
                                                  -----------
                                                      17,377
Tobacco - 2.7%
   Philip Morris Cos. Inc.                   196       9,947

Wireless Telecommunications - 0.9%
   Motorola Inc.                             203       3,359
                                                  -----------

     Total Common Stocks
           (cost $357,940)                           363,589
                                                  -----------

Warrants - 0.5%
---------------
Software - 0.5%
   Microsoft Warrants, Expiring               27       1,928
      07/09/2001 (e)
                                                  -----------

     Total Warrants
       (cost $1,903)                                   1,928
                                                  -----------

Short Term Investments - 2.0%
-----------------------------
Money Market Fund - 0.0%
   Dreyfus Cash Management Plus,4.11% (a)      1           1


Repurchase Agreement - 2.0%
  Repurchase agreement with Morgan
   Stanley, 4.06% (Collateralized by
   $7,390,000 Federal National Mortgage
   Association, 6.47%, due 09/25/2012,
   market value $7,514,551) acquired on
   06/29/2001, due 07/02/2001            $ 7,486       7,486
                                                  -----------

     Total Short Term Investments
       (cost $7,487)                                   7,487
                                                  -----------

Total Investments - 100%
------------------------
   (cost $367,330)                                 $ 373,004
                                                  ===========

-------------------------------------------------------------
 Lazard/JNL Mid Cap Value Series
-------------------------------------------------------------

Common Stocks - 93.5%
---------------------
Aerospace & Defense - 1.5%
   Titan Corp. (b)                            12   $     279

Auto Manufacturers - 2.1%
   Navistar International Corp. (b)           14         388

Auto Parts & Equipment - 1.8%
   Delphi Automotive Systems Corp.            21         332

Banks - 4.9%
   Mercantile Bankshares Corp.                 7         274
   North Fork Bancorp. Inc.                    6         200
   SouthTrust Corp.                            6         148
   TCF Financial Corp.                         6         296
                                                  -----------
                                                         918
Beverages - 1.8%
   PepsiAmericas Inc.                         25         331

Biotechnology - 1.8%
   Biogen Inc. (b)                             6         342

Chemicals - 2.3%
   PPG Industries Inc.                         8         436

Commercial Services - 10.3%
   Gartner Inc. (b)                           58         637
   Iron Mountain Inc. (b)                      5         242
   KPMG Consulting Inc. (b)                   19         284
   Valassis Communications Inc. (b)           11         397
   Viad Corp.                                 14         362
                                                  -----------
                                                       1,922
Computers - 5.3%
   Diebold Inc.                               12         399
   Maxtor Corp. (b)                           67         351

                     See notes to the financial statements.

   NCR Corp. (b)                               5   $     235
                                                  -----------
                                                         985
Diversified Financial Services - 4.2%
   A.G. Edwards Inc.                           4         189
   Capital One Financial Corp.                 2          90
   Heller Financial Inc.                       4         152
   Instinet Group Inc. (b)                    19         347
                                                  -----------
                                                         778
Electric - 7.8%
   Constellation Energy Group Inc.            10         413
   Entergy Corp.                               9         362
   FirstEnergy Corp.                           6         183
   NiSource Inc.                               5         139
   Utilicorp United Inc.                      11         350
                                                  -----------
                                                       1,447
Electronics - 1.5%
   Celestica Inc. (b)                          3         144
   Millipore Corp.                             2         130
                                                  -----------
                                                         274
Food - 2.2%
   Quaker Oats Co.                             5         420

Forest Products & Paper - 1.8%
   Bowater Inc.                                7         331

Household Products - 2.1%
    Newell Rubbermaid Inc.                    16         399

Insurance - 4.2%
   ACE Ltd.                                   10         407
   AMBAC Financial Group Inc.                  6         370
                                                  -----------
                                                         777
Investment Companies - 0.9%
   Allied Capital Corp.                        8         174

Manufacturing - 4.3%
   Cooper Industries Inc.                      4         174
   SPX Corp. (b)                               2         275
   Textron Inc.                                6         347
                                                  -----------
                                                         796
Media - 3.4%
   Charter Communications Inc. (b)            14         336
   New York Times Co.                          4         176
   USA Networks Inc. (b)                       5         130
                                                  -----------
                                                         642
Oil & Gas Producers - 1.8%
   USX-Marathon Group Inc.                    11         333

Oil & Gas Services - 5.3%
   Baker Hughes Inc.                          11         379
   Cooper Cameron Corp. (b)                    4         246
   Tidewater Inc.                             10         366
                                                  -----------
                                                         991
Pharmaceuticals - 5.0%
   Celgene Corp. (b)                          12         340
   King Pharmaceuticals Inc. (b)               7         387
   MedImmune Inc. (b)                          4         208
                                                  -----------
                                                         935
Real Estate - 4.5%
     Archstone Communities Trust              11         273
     Equity Office Properties Trust           12         380
     Health Care Property Investors Inc.       6         189
                                                  -----------
                                                         842
Retail - 6.6%
   Blockbuster Inc.                            8   $     142
   Ross Stores Inc.                           16         386
   The Limited Inc.                           24         388
   Venator Group Inc. (b)                     21         318
                                                  -----------
                                                       1,234
Semiconductors - 1.3%
   Agere Systems Inc. (b)                     33         249

Software - 2.2%
   Acxiom Corp. (b)                           17         216
   Intuit Inc. (b)                             5         204
                                                  -----------
                                                         420
Telecommunications Equipment - 2.6%
   Harris Corp.                               18         479
                                                  -----------

     Total Common Stocks
       (cost $15,934)                                 17,454
                                                  -----------

Short Term Investments - 6.5%
-----------------------------
Money Market Funds - 6.5%
   Dreyfus Cash Management Plus, 4.11% (a)   909         909
   Dreyfus Government Cash Management,
    4.02% (a)                                304         304
                                                  -----------

     Total Short Term Investments
       (cost $1,213)                                   1,213
                                                  -----------

Total Investments - 100%
------------------------
   (cost $17,147)                                 $   18,667
                                                  ===========

-------------------------------------------------------------
 Lazard/JNL Small Cap Value Series
-------------------------------------------------------------

Common Stocks - 95.9%
Advertising - 1.4%
   R.H. Donnelley Corp. (b)                    8  $      256

Aerospace & Defense - 2.0%
   Esterline Technologies Corp. (b)            6         135
   Titan Corp. (b)                            10         238
                                                  -----------
                                                         373
Airlines - 0.9%
   Alaska Air Group Inc. (b)                   5         147
     Atlantic Coast Airlines                   1          18
    Holdings Inc. (b)
                                                  -----------
                                                         165
Auto Manufacturers - 0.8%
   Navistar International Corp. (b)            5         138

Banks - 4.2%
   Chittenden Corp.                            6         188
   Cullen/Frost Bankers Inc.                   4         118
   East-West Bancorp Inc                       5         130
   Southwest Bancorp. of Texas Inc. (b)        3          76
   Westamerica Bancorp.                        4         141
   Wilmington Trust Corp.                      2         125
                                                  -----------
                                                         778
Beverages - 1.4%
   PepsiAmericas Inc.                         19         247

Biotechnology - 0.9%
   Gene Logic Inc. (b)                         8         170

Building Materials - 1.2%
   Dal-Tile International Inc. (b)             7         134

                     See notes to the financial statements.

   Martin Marietta Materials Inc.              2         108
                                                  -----------
                                                         242
Chemicals - 0.5%
   Ferro Corp.                                 4          96

Commercial Services - 7.5%
   Albany Molecular Research Inc. (b)          3          95
   Banta Corp.                                 3         100
   Gartner Inc. (b)                           22         239
   Iron Mountain Inc. (b)                      6         274
   ITT Educational Services Inc. (b)           -           8
   Learning Tree International Inc. (b)        3          64
   MAXIMUS Inc. (b)                            6         241
   Profit Recovery Group                      11         129
   International Inc. (b)
   Valassis Communications Inc. (b)            6         215
                                                  -----------
                                                       1,365

Computers - 2.3%
   Diebold Inc.                                4         135
   Maxtor Corp. (b)                           29         151
   Mentor Graphics Corp. (b)                   8         133
                                                  -----------
                                                         419
Distribution & Wholesale - 2.0%
   Owens & Minor Inc.                         10         180
   United Stationers Inc. (b)                  6         177
                                                  -----------
                                                         357
Diversified Financial Services - 3.1%
   Heller Financial Inc.                       8         316
   Investment Technology Group Inc. (b)        3         136
   WP Stewart & Co. Ltd.                       4         108
                                                  -----------
                                                         560
Electric - 2.5%
   Avista Corp.                                7         138
   Orion Power Holdings Inc. (b)               4         102
   Sierra Pacific Resources                   13         210
                                                  -----------
                                                         450
 Electrical Components & Equipment - 0.8%
   Ametek Inc.                                 2          64
   Belden Inc.                                 3          78
                                                  -----------
                                                         142
Electronics - 2.3%
   Garmin Ltd. (b)                             7         155
   Sensormatic Electronics Corp. (b)          11         180
   Varian Inc. (b)                             3          90
                                                  -----------
                                                         425
Forest Products & Paper - 0.8%
   Wausau-Mosinee Paper Corp.                 11         139

Healthcare - 6.3%
   American Medical Systems Holdings Inc. (b)  9         130
   Dentsply International Inc.                 5         204
   Inamed Corp. (b)                            5         153
   Invacare Corp.                              6         216
   Manor Care Inc. (b)                         6         198
   Renal Care Group Inc. (b)                   2          79
   STERIS  Corp. (b)                           9         178
                                                  -----------
                                                       1,158
Home Builders - 0.8%
   Toll Brothers Inc. (b)                      4         142

Home Furnishings - 2.3%
   Furniture Brands International Inc. (b)     6         176
   Harman International Industries             7         248
                                                  -----------
                                                         424

Household Products - 0.6%
   Pennzoil-Quaker State Co.                  11         118

Insurance - 6.9%
   AmerUs Group Co.                            6         202
   Arthur J. Gallagher & Co.                   4         104
   Everest Re Group Ltd.                       4         284
   HCC Insurance Holdings Inc.                 6         152
   Radian Group Inc.                           6         229
   RenaissanceRe Holdings Ltd.                 2         170
   W.R. Berkley Corp.                          3         112
                                                  -----------
                                                       1,253
Internet - 2.0%
   answerthink Inc. (b)                       20         198
   Avocent Corp. (b)                           7         166
                                                  -----------
                                                         364
Investment Companies - 1.0%
   Applied Capital Corp.                       8         188

Leisure Time - 2.6%
   Bally Total Fitness Holding Corp. (b)       8         231
   Brunswick Corp.                            10         245
                                                  -----------
                                                         476

Lodging - 0.4%
   Prime Hospitality Corp. (b)                 6          69

Machinery - 0.2%
   JLG Industries Inc.                         3          32

Manufacturing - 1.2%
   Crane Co.                                   2          66
   Federal Signal Corp.                        4          92
   Pittston Brink's Group                      3          68
                                                  -----------
                                                         226
Media - 3.3%
   Houghton Mifflin Co.                        4         216
   Journal Register  Co. (b)                  12         200
   Liberty Corp.                               2          60
   Pulitzer Inc.                               2         121
                                                  -----------
                                                         597
Oil & Gas Producers - 2.1%
   Helmerich & Payne Inc.                      6         180
   Louis Dreyfus Natural Gas Corp. (b)         6         213
                                                  -----------
                                                         393
Oil & Gas Services - 3.3%
   Coflexip SA - ADR                           3         241
   Core Laboratories NV (b)                   11         208
     Horizon Offshore Inc. (b)                 6          77
     Hydril Co. (b)                            3          68
                                                  -----------
                                                         594
Packaging & Containers - 0.8%
   Packaging Corp. of America (b)              9         146

Pharmaceuticals - 2.1%
   Celgene Corp. (b)                           8         222
   Pharmacopeia Inc. (b)                       6         154
                                                  -----------
                                                         376
Pipelines - 1.4%
   Kinder Morgan Management LLC (b)            4         253

Real Estate - 8.3%
   Alexandria Real Estate Equities Inc.        7         263
   Annaly Mortgage Management Inc.            14         188
   Catellus Development Corp. (b)              6          96

                     See notes to the financial statements.

   Charles E. Smith Residential Realty Inc.    2          75
   Chateau Communities Inc.                    6         188
   Chelsea Property Group Inc.                 3         155
   Cousins Properties Inc.                     4         113
   FelCor Lodging Trust Inc.                   6         145
   Health Care Property Investors Inc.         5         182
   Kilroy Realty Corp.                         4         102
                                                  -----------
                                                       1,507

Retail - 7.7%
   AnnTaylor Stores Corp. (b)                  2          82
   Blockbuster Inc.                            7         126
   Children's Place Retail Stores Inc. (b)     5         126
    Jack in the Box Inc. (b)                  12         303
   Pacific Sunwear of California Inc. (b)     12         271
   Ross Stores Inc.                           12         283
   Venator Group Inc. (b)                     14         216
                                                  -----------
                                                       1,407
Savings & Loans - 1.9%
   New York Community Bancorp, Inc.            6         213
   Richmond County Financial Corp.             4         139
                                                  -----------
                                                         352
Semiconductors - 0.5%
     LTX Corp. (b)                             4          89

Software - 2.3%
   Acxiom Corp. (b)                            9         113
   American Management Systems Inc. (b)        9         215
   Dendrite International Inc. (b)            12          89
                                                  -----------
                                                         417
Telecommunications - 0.7%
   West Corp. (b)                              6         137

Telecommunications Equipment - 1.9%
   ANTEC Corp. (b)                             6          78
     Black Box Corp. (b)                       2         162
   CommScope Inc. (b)                          5         108
                                                  -----------
                                                         348
Transportation - 0.7%
   CNF Inc.                                    4         119
                                                  -----------

     Total Common Stocks
       (cost $15,414)                                 17,506
                                                  -----------

Short Term Investment - 4.1%
----------------------------
Money Market Fund - 4.1%
   Dreyfus Cash Management Plus,             748         748
    4.11% (a)                                     -----------

     Total Short Term Investment
       (cost $748)                                       748
                                                  -----------

Total Investments - 100%
------------------------
     (cost $16,162)                                   18,254
                                                  ===========

------------------------------------------------------------
 PPM America/JNL Balanced Series
-------------------------------------------------------------

Common Stocks - 55.6%
Aerospace & Defense - 0.6%
   United Technologies Corp.                  16   $   1,165

Apparel - 1.9%
   Liz Claiborne Inc.                         29       1,468
   V.F. Corp.                                 56       2,045
                                                  -----------
                                                       3,513
Auto Manufacturers - 2.1%
   Ford Motor Co.                             83       2,043
   General Motors Corp.                       27       1,725
                                                  -----------
                                                       3,768
Auto Parts & Equipment - 1.9%
   Delphi Automotive Systems Corp.           105       1,664
   TRW Inc.                                   47       1,911
                                                  -----------
                                                       3,575
Banks - 4.3%
   Bank of America Corp.                      34       2,053
   Banknorth Group Inc.                       48       1,085
   JP Morgan Chase & Co.                      42       1,860
   KeyCorp                                    74       1,915
   SouthTrust Corp.                           41       1,056
                                                  -----------
                                                       7,969
Chemicals - 2.7%
   Ashland Inc.                               48       1,937
   PPG Industries Inc.                        29       1,509
   Rohm & Haas Co.                            45       1,487
                                                  -----------
                                                       4,933

Diversified Financial Services - 1.9%
   Franklin Resources Inc.                    44       1,996
   T. Rowe Price Group Inc.                   39       1,462
                                                  -----------
                                                       3,458
Electric - 2.2%
   FirstEnergy Corp.                          67       2,139
   GPU Inc.                                   54       1,905
                                                  -----------
                                                       4,044
Electronics - 1.0%
   Parker Hannifin Corp.                      42       1,774

Forest Products & Paper - 0.9%
   Mead Corp.                                 61       1,653

Healthcare - 1.8%
   Aetna Inc. (b)                             59       1,516
   HCA - The Healthcare Co.                   40       1,812
                                                  -----------
                                                       3,328
Home Furnishings - 0.9%
   Maytag Corp.                               53       1,562

Household Products - 2.3%
   Fortune Brands Inc.                        60       2,313
   Newell Rubbermaid Inc.                     79       1,978
                                                  -----------
                                                       4,291
Insurance - 2.9%
   American General Corp.                     22       1,040
   Cigna Corp.                                21       2,031
   Hartford Financial Services Group Inc.     32       2,182
                                                  -----------
                                                       5,253
Iron & Steel - 1.1%
   Nucor Corp.                                40       1,946

Leisure Time - 1.1%
   Brunswick Corp.                            80       1,932

Manufacturing - 2.1%
   Cooper Industries Inc.                     56       2,197
   ITT Industries Inc.                        36       1,589
                                                  -----------
                                                       3,786
Media - 1.1%
   Gannett Co. Inc.                           29       1,937

                     See notes to the financial statements.

Mining - 0.5%
   Phelps Dodge Corp.                         23   $     967

Oil & Gas Producers - 3.0%
   Chevron Corp.                              21       1,910
   Occidental Petroleum Corp.                 67       1,775
   Phillips Petroleum Co.                     33       1,870
                                                  -----------
                                                       5,555
Packaging & Containers - 0.5%
   Pactiv Corp. (b)                           71         949

Retail - 3.4%
   Federated Department Stores Inc. (b)       51       2,184
   Kmart Corp. (b)                           171       1,957
   Sears, Roebuck & Co.                       51       2,141
                                                  -----------
                                                       6,282
Savings & Loans - 3.7%
   Charter One Financial Inc.                 74       2,367
   Sovereign Bancorp Inc.                    167       2,168
   Washington Mutual Inc.                     61       2,304
                                                  -----------
                                                       6,839
Software - 2.9%
   Computer Associates International Inc.     76       2,725
   Compuware Corp. (b)                       184       2,570
                                                  -----------
                                                       5,295
Telecommunications - 5.6%
   BellSouth Corp.                            43       1,716
   CenturyTel Inc.                            72       2,176
   SBC Communications Inc.                    52       2,075
   Sprint Corp. (FON Group)                   97       2,074
   Verizon Communications Inc.                42       2,252
                                                  -----------
                                                      10,293
Tobacco - 1.3%
   Philip Morris Cos. Inc.                    47       2,400

Transportation - 1.9%
   Burlington Northern Santa Fe Corp.         55       1,668
   CSX Corp.                                  52       1,881
                                                  -----------
                                                       3,549
                                                  -----------
     Total Common Stocks
       (cost $87,580)                                102,016
                                                  -----------

Corporate Bonds - 11.4%
-----------------------
Aerospace & Defense - 0.6%
   Lockheed Martin Corp., 8.50%,
    12/01/2029                       $     1,000       1,109

Airlines - 0.5%
   Atlas Air Inc., 8.77%, 01/02/2011         830         845

Chemicals - 0.5%
   Nova Chemical Corp, 7.00%,              1,000         996
    05/15/2006

Commercial Services - 0.5%
   Aramark Services Inc., 7.00%,           1,000         959
    07/15/2006

Cosmetics and Personal Care - 0.5%
   International Flavors & Fragrance,
    6.45%, 05/15/2006 (e)                  1,000         999

Diversified Financial Services - 2.4%
   Erac USA Finance Co., 6.75%,
    05/15/2009 (e)                         1,000         949
   General Motors Acceptance Corp.,
     7.25%, 03/02/2011                     1,000       1,012
   Heller Financial Inc., 7.375%,          1,000       1,034
    11/01/2009
   Nisource Finance Corp.,                   700         731
    7.625%,11/15/2005
   Qwest Capital Funding, 7.90%,             700         722
    08/15/2010
                                                  -----------
                                                       4,448
Electric - 1.1%
   Exelon Generation Co. LLC,
     6.95%, 06/15/2011 (e)                 1,000         994
   Southern Energy Inc., 7.90%,            1,000         983
      07/15/2009 (e)                              -----------

                                                       1,977
Entertainment - 0.6%
   International Speedway
     Corp., 7.875%, 10/15/2004             1,000       1,034


Food - 0.6%
   Nabisco Inc., 7.05%, 07/15/2007         1,000       1,013

Lodging - 0.7%
   Harrah's Operating Co. Inc., 7.50%,
   01/15/2009                              1,000         996
   MGM Grand Inc., 6.875%, 02/06/2008        300         288
                                                  -----------
                                                       1,284
Media - 0.5%
   Comcast Cable
     Communications, 7.125%, 06/15/2013    1,000         994

Pharmaceuticals - 0.5%
   American Home Products, 6.70%,
    03/15/2011                             1,000       1,000

Retail - 0.6%
   Delhaize America Inc., 8.125%,
      04/15/2011 (e)                       1,000       1,043

Telecommunications - 0.7%
   AT&T Canada Inc., 12.00%,                 300         330
    08/15/2007
   AT&T Wireless Group,
    7.875%, 03/01/2001 (e)                 1,000       1,002
                                                  -----------
                                                       1,332
Tobacco - 0.5%
   Imperial Tobacco Overseas BV,
    7.125%, 04/01/2009                     1,000         983

Wireless Telecommunications - 0.6%
   Telus Corp., 8.00%, 06/01/2011          1,000       1,022
                                                  -----------

     Total Corporate Bonds
       (cost $20,905)                                 21,038
                                                  -----------

Government Securities - 30.0%
-----------------------------
U.S. Government Agencies - 21.3%
   Federal Home Loan Mortgage Corp.
     6.00%, 07/01/2001                        69          69
     6.45%, 04/29/2009                     3,400       3,376
     7.50%, 11/01/2011                       351         363
     6.50%, 04/01/2012                       439         445
     7.00%, 01/01/2013                       522         534
     8.00%, 10/01/2024                       260         272
     7.50%, 11/01/2024                       234         241
     6.50%, 02/01/2027                       219         217
     7.50%, 03/01/2027                       305         313
     6.50%, 12/01/2027                       352         349
     7.00%, 09/01/2028                       345         347
     7.00%, 11/01/2028                       426         430
     7.50%, 02/01/2029                       286         292
     6.50%, 05/01/2029                       451         445
     6.50%, 03/01/2030                     2,668       2,631
     6.50%, 12/01/2030                     1,119       1,104
     7.50%, 02/01/2031                     1,526       1,558
     6.50%, 03/01/2031                     1,984       1,955

                     See notes to the financial statements.

   Federal National Mortgage
    Association
     7.10%, 10/18/2004               $     3,400   $   3,432
     7.50%, 04/01/2012                       214         220
     5.50%, 01/01/2014                       620         603
     6.50%, 05/01/2014                       787         790
     7.50%, 10/01/2025                       999       1,023
     7.00%, 09/01/2027                       496         500
     6.50%, 08/01/2028                       535         529
     7.00%, 08/01/2028                       777         783
     7.00%, 09/01/2028                       563         567
     6.50%, 10/01/2028                       397         392
     6.50%, 11/01/2028                       716         707
     6.50%, 12/01/2028                       533         526
     6.00%, 03/01/2029                       867         836
     7.50%, 05/01/2029                       565         578
     7.50%, 09/01/2029                     1,668       1,705
     7.25%, 05/15/2030                     2,100       2,279
     7.00%, 03/01/2031                     1,971       1,982
     6.50%, 04/01/2031                     1,496       1,473
    Government National Mortgage
     Association
     7.00%, 09/15/2013                       363         373
     6.00%, 04/15/2014                       996         994
     6.50%, 04/15/2026                       745         741
     7.50%, 07/15/2027                       260         268
     8.00%, 02/15/2028                       232         241
     7.00%, 05/15/2028                       288         290
     7.00%, 06/15/2028                       599         605
     7.50%, 04/15/2029                       584         599
     7.00%, 07/15/2029                     1,071       1,081
                                                  -----------
                                                      39,058
U.S. Treasury Securities- 8.7%
  U.S. Treasury Bonds
     6.25%, 08/15/2023                     3,000       3,122
     6.125%, 11/15/2027                    2,400       2,473
  U.S. Treasury Notes
     5.50%, 02/28/2003                     2,100       2,143
     7.875%, 11/15/2004                      550         602
     6.50%, 05/15/2005                     4,200       4,441
     5.875%, 11/15/2005                    3,145       3,258
                                                  -----------
                                                      16,039
                                                  -----------
     Total Government Securities
       (cost $54,511)                                 55,097
                                                  -----------

Warrant - 0.0%
--------------
   AT&T Canada Inc., Expiring                  -          31
   08/15/2007 (e)                                 -----------


     Total Warrant
       (cost $0)                                          31
                                                  -----------

Short Term Investments - 3.0%
-----------------------------
Money Market Fund - 1.1%
 Dreyfus Cash Management Plus, 4.11% (a)   2,050       2,050


U.S. Treasury Security - 1.9%
   U.S. Treasury Note, 6.25%,
      10/31/2001                           3,500       3,529
                                                   ----------

     Total Short Term Investments
       (cost $5,564)                                   5,579
                                                  -----------

Total Investments - 100%
------------------------
   (cost $168,560)                                 $ 183,761
                                                  ===========

-------------------------------------------------------------
 PPM America/JNL High Yield Bond Series
-------------------------------------------------------------

Corporate Bonds - 97.0%
Aerospace & Defense - 2.5%
     Alliant Techsystems Inc.,        $    2,000   $   2,020
8.50%, 05/15/2011 (e)
     BE Aerospace, 8.00%, 03/01/2008       2,000       1,925
                                                  -----------
                                                       3,945
Auto Parts & Equipment - 1.2%
   Arvinmeritor Inc., 6.80%, 02/15/2009    1,000         887
   Lear Corp., 7.96%, 05/15/2005           1,000       1,018
                                                  -----------
                                                       1,905

Beverages - 2.6%
   Canandaigua Brands Inc., 8.625%,
    08/01/2006                             2,000       2,025
   National Wine & Spirits Inc.,
    10.125%,  01/15/2009                   2,000       2,025
                                                  -----------
                                                       4,050
Biotechnology - 0.5%
   Quest Diagnostic Inc., 7.50%,
     07/12/2011                              800         797

Building Materials - 1.9%
   Integrated Electrical Services,
    9.375%, 02/01/2009 (e)                 1,000         980
   Nortek Inc., 9.25%, 03/15/2007          2,000       1,970
                                                  -----------
                                                       2,950
Chemicals - 3.9%
   Georgia Gulf Corp., 10.375%,
    11/01/2007                             1,200       1,224
   Lyondell Chemical Co., 9.875%,
    05/01/2007                             2,000       1,985
   Methanex Corp., 7.40%, 08/15/2002       2,000       1,990
   PCI Chemicals Canada Inc., 9.25%,
    10/15/2007 (i)                         1,965         953
                                                  -----------
                                                       6,152
Commercial Services - 3.9%
   Flag Ltd., 8.25%, 01/30/2008            2,000       1,620
   Iron Mountain Inc., 8.125%,
      05/15/2008                           2,000       1,990
   Stewart Enterprises, 10.75%,              500         515
      07/01/2008 (e)
   Trico Marine Services, 8.50%,
      08/01/2005                           1,975       1,955
                                                  -----------
                                                       6,080

Diversified Financial Services - 1.2%
   Golden State Holdings, 7.125%,          1,000         980
      08/01/2005
   Kappa Beheer BV, 10.625%,                 800         852
      07/15/2009
                                                  -----------
                                                       1,832

Electric - 2.4%
   Calpine Canada Energy Finance,
      8.50%,  05/01/2008                   1,900       1,852
   Southern Energy, 7.90%, 07/15/2009 (e)  2,000       1,966
                                                  -----------
                                                       3,818
Electronics - 0.6%
   Fairchild Semiconductor, 10.50%,        1,000         975
      02/01/2009

Entertainment - 4.5%
   Alliance Atlantis Communications
      Corp., 13.00%, 12/15/2009            2,065       2,168
   Anchor Gaming, 9.875%, 10/15/2008       1,000       1,062
   Horseshoe Gaming Holdings Corp.,
    8.625%, 05/15/2009                     1,800       1,800
   Station Casinos Inc., 8.375%,
      02/15/2008                           2,000       2,008
                                                  -----------
                                                       7,038

Environmental Control - 1.2%
   Marsulex Inc., 9.625%, 07/01/2008       2,000       1,920


Food - 0.6%
   Stater Brothers Holdings Inc.,
    10.75%, 08/15/2006                     1,000         945

                     See notes to the financial statements.

Forest Products & Paper - 1.5%
   Buckeye Cellulose Corp., 9.25%,           440         447
      09/15/2008
   Buckeye Technologies Inc., 8.00%,
   10/15/2010                              2,000       1,900
                                                  -----------
                                                       2,347
Healthcare - 3.0%
   LifePoint Hospitals Holdings Inc.,
    10.75%, 05/15/2009                     2,000       2,180
   Tenet Healthcare Corp.
    8.625%, 01/15/2007                     2,000       2,075
    8.125%, 12/01/2008                       500         513
                                                  -----------
                                                       4,768

Holding Companies - Diversified - 1.6%
   Elgar Holdings Inc., 9.875%,
      02/01/2008                           2,400       1,512
   Kansas City Southern, 9.50%,
      10/01/2008                           1,000       1,058
                                                  -----------
                                                       2,570

Home Builders - 3.7%
   D.R. Horton Inc., 10.50%, 04/01/2005    2,200       2,332
   Schuler Homes, 10.50%, 07/15/2011 (e)   1,500       1,500
   Toll Corp.
    8.00%, 05/01/2009                      1,000         960
    8.25%, 02/01/2011                      1,000         973
                                                  -----------
                                                      5,765

Home Furnishings - 1.4%
   Windmere-Durable Holdings Inc.,
      10.00%, 07/31/2008                  2,400       2,232


Internet - 0.1%
   PSINet Inc., 11.00%, 08/01/2009 (i)    2,000         125


Leisure Time - 1.1%
   Royal Caribbean Cruises, 6.75%,        2,000        1,786
      03/15/2008

Lodging - 4.0%
   Ameristar Casinos Inc., 10.75%,
      02/15/2009 (e)                      2,000        2,090
   Jupiters Ltd., 8.50%, 03/01/2006       2,000        1,970
   MGM Grand Inc., 9.75%, 06/01/2007      2,000        2,135
                                                  -----------
                                                       6,195
Media - 13.6%
   Adelphia Communications Corp.,
      9.375%, 11/15/2009                   2,000       1,910
   British Sky Broadcasting Group Plc,
    8.20%, 07/15/2009                      2,000       1,977
   CBS Radio Inc., 11.375%, 01/15/2009       569         618
   Charter Communications Holdings LLC
    (Step-Up Bond), 11.75%, 01/15/2010 (d) 2,725       1,839
    10.25%, 01/15/2010                     1,000       1,023
   CSC Holdings Inc., 7.625%,
      04/01/2011 (e)                       1,000         954
   Echostar DBS Corp., 9.375%, 02/01/2009  2,000       1,960
   FrontierVision Holdings LP
    11.00%, 10/15/2006                       400         414
    (Step-Up Bond), 11.875%, 9/15/2007 (d) 1,300       1,326
   Gray Communications System Inc.,
    10.625%, 10/01/2006                    1,100       1,117
   Hollinger International Publishing
    Inc., 9.25%, 03/15/2007                1,000       1,005
   Key3Media Group Inc., 11.25%,
      06/15/2011                             900         882
   Olympus Communications LP, 10.625%,
       11/15/2006                            650         657
   Price Communications Wireless Inc.,
    9.125%, 12/15/2006                     1,400       1,449
   Primedia Inc., 8.50%, 02/01/2006        2,000       1,905
   Rogers Cablesystems Ltd.
    10.00%, 03/15/2005                     1,100       1,174
    10.00%, 12/01/2007                     1,000       1,075
                                                  -----------
                                                      21,285

Office & Business Equipment - 0.9%
   General Binding Corp., 9.375%,          2,000       1,360
      06/01/2008

Oil & Gas Producers - 5.4%
   Ocean Energy Inc., 8.875%, 07/15/2007   2,000       2,085
   Parker Drilling Co., 9.75%,
    11/15/2006                             2,000       2,040
   Pogo Producing Co., 8.75%, 05/15/2007   1,000       1,010
   Pride Petroleum Services Inc.,
    9.375%, 05/01/2007                     1,000       1,050
   R&B Falcon Corp., 9.50%, 12/15/2008     2,000       2,320
                                                  -----------
                                                       8,505
Oil & Gas Services - 0.5%
   SESI LLC, 8.875%, 05/15/2011 (e)          850         852

Packaging & Containers - 4.3%
   Four M Corp., 12.00%, 06/01/2006        2,000       1,960
   Packaging Corp. of America,
    9.625%, 04/01/2009                     2,000       1,061
   Riverwood International Corp.,
      10.625%, 08/01/2007                  2,000       2,040
   US Can Corp, 12.375%, 10/01/2010        1,620       1,636
                                                  -----------
                                                       6,697

Pharmaceuticals - 1.3%
   Omnicare Inc., 8.125%, 03/15/2011 (e)   2,000       2,020


Real Estate - 2.6%
   Choctaw Resort, 9.25%, 04/01/2009 (e)   2,000       2,040
   FelCor Lodging LP, 9.50%, 09/15/2008    2,000       2,010
                                                  -----------
                                                       4,050
Retail - 7.4%
   APCOA Inc., 9.25%, 03/15/2008           1,500         900
   Buhrmann US Inc., 12.25%, 11/01/2009    1,850       1,822
   Delhaize America Inc., 8.125%,
      04/15/2011 (e)                       2,000       2,087
   Eye Care Centers of America Inc.,
      9.125%, 05/01/2008                   2,000         800
   Finlay Enterprises Inc., 9.00%,
      05/01/2008                           2,075       1,909
   Michaels Stores Inc., 9.25%,
      07/01/2009 (c) (e)                   2,000       2,000
   Steinway Musical Instruments,
    8.75%,  04/15/2011 (e)                 2,068       2,078
                                                  -----------
                                                      11,596

Savings & Loans - 0.8%
   Sovereign Bancorp., 10.50%, 11/15/2006  1,150       1,251


Software - 0.6%
   Computer Associates International,
    6.50%, 04/15/2008                      1,000         894

Telecommunications - 9.5%
   American Cellular Corp.
    9.50%, 10/15/2009 (e)                  1,200        1,128
    9.50%, 10/15/2009 (e) (f)                500          470
   AT&T Canada Inc.
    12.00%, 08/15/2007                       800          881
    (Step-Up Bond), 9.95%,                 1,000          845
    06/15/2008 (d)
   AT&T Wireless Group, 7.875%,
    03/01/2011 (e) (f)                     2,000        2,004
   Global Crossing Holding Ltd.,
      9.625%, 05/15/2008                   2,000        1,580

                     See notes to the financial statements.

   Insight Midwest LP, 9.75%, 10/01/2009   2,000        2,070
   Intermedia Communications Inc.,
    (Step-Up Bond), 12.25%, 03/01/2009 (d) 2,750        2,008
    Level 3 Communications Inc.
    11.00%, 03/15/2008                     1,000          440
    9.125%, 05/01/2008                     1,250          519
   McLeodUSA Inc., 9.25%, 07/15/2007       2,000        1,160
   Time Warner Telecom LLC, 9.75%,
      07/15/2008                           2,000        1,794
                                                   -----------
                                                       14,899
Telecommunications Equipment - 1.4%
   Metromedia Fiber Network Inc.,
      10.00%, 12/15/2009                   2,000          760
   NorthEast Optic Network Inc.,
      12.75%, 08/15/2008                   2,000          560
   Williams Communications Group Inc.,
    10.875%, 10/01/2009                    2,000          810
                                                   -----------
                                                        2,130

Transportation - 1.7%
   GulfMark Offshore Inc., 8.75%,
      06/01/2008                           2,000        1,990
   Teekay Shipping, 8.875%,                  600          606
      07/15/2011 (e)
                                                   -----------
                                                        2,596

Wireless Telecommunications - 3.6%
   Crown Castle International Corp.,
    10.75%, 08/01/2011                     2,000        1,935
   Nextel Communications, (Step-Up
    Bond), 9.95%, 02/15/2008 (d)           2,550        1,594
   Rogers Cantel Inc.
    8.80%, 10/01/2007                      1,000         935
    9.375%, 06/01/2008                     1,000         982
    9.75%, 06/01/2016                        200         196
                                                  -----------
                                                       5,642

     Total Corporate Bonds
       (cost $163,686)                               151,972
                                                  -----------

Rights - 0.0%
-------------
Machinery - 0.0%
   Terex Corp., Expiring 05/15/2002 (e)        -           8
                                                  -----------

     Total Rights                                          8
       (cost $1)                                  -----------


Warrants - 0.1%
---------------
Telecommunications - 0.1%
   @track Communications Inc.,
    Expiring 09/15/2005                       2            2
   AT&T Canada Inc., Expiring
      08/15/2007 (e)                          1          135
                                                  -----------

     Total Warrants
       (cost $5)                                         137
                                                  -----------

Short Term Investment - 2.9%
----------------------------
Money Market Fund - 2.9%
   Dreyfus Cash Management Plus, 4.11% (a) 4,514       4,514
                                                  -----------

     Total Short Term Investment
       (cost $4,514)                                   4,514
                                                  -----------

Total Investments - 100%
------------------------
   (cost $168,206)                                $  156,631
                                                  ===========

-------------------------------------------------------------
 PPM America/JNL Money Market
-------------------------------------------------------------

Commercial Paper - 100%
-----------------------
Beverages - 3.3%
   Coca-Cola Co., 3.86%, 07/18/2001   $    7,000   $   6,987

Chemicals - 5.1%
   E.I. du Pont de Nemours & Co.
    4.18%, 07/11/2001                        830         829
    3.76%, 08/09/2001                     10,000       9,959
                                                  -----------
                                                      10,788
Diversified Financial Services - 66.9%
   American Express Credit Corp., 3.95%,
    07/05/2001                            10,000       9,996
   American General Finance Corp.
    4.09%, 07/02/2001                      2,755       2,755
    3.95%, 07/05/2001                      7,000       6,997
   Bellsouth Telecomm Inc., 3.70%,
    07/13/2001                             1,000         998
   Chevron UK Investment Plc, 3.80%,
    08/24/2001                             7,000       6,960
   CIT Group Holdings Inc., 4.04%,
    07/06/2001                            11,000      10,994
   Countywide Home Loans Inc, 4.20%,
    07/02/2001                             9,000       8,999
   DaimlerChrysler NA Holdings Inc.,
    4.35%, 08/10/2001                      1,000         995
   Ford Motor Credit Co., 3.87%,
      08/10/2001                          10,000       9,957
   General Electric Capital Corp.,
      3.89%, 07/11/2001                   11,500      11,488
   General Motors Acceptance Corp.,
      4.71%, 08/27/2001                    9,500       9,429
   Goldman Sachs Group, 3.83%, 10/01/2001  7,495       7,422
   Heller Financial Inc., 4.09%,
      07/13/2001                           1,000         999
   Household Finance Corp., 4.12%,
    07/02/2001                             9,000       8,999
   John Deere Capital Corp., 3.80%,
    07/26/2001                            10,300      10,273
   McGraw Hill Cos. Inc.
    4.62%, 07/30/2001                      3,200       3,188
    3.83%, 09/27/2001                      1,795       1,778
   Philip Morris Co., 3.60%, 08/10/2001    3,725       3,710
   Salomon Smith Barney, 3.83%,
    07/03/2001                             4,620       4,619
   USAA Capital Corp.
    3.74%, 07/18/2001                      3,355       3,349
    3.58%, 08/07/2001                      7,000       6,974
   Wells Fargo Financial Inc., 3.96%,
    07/13/2001                            11,000      10,985
                                                  -----------
                                                     141,864
Entertainment - 4.5%
   Walt Disney Co.
    4.06%, 09/06/2001                      5,200       5,161
    3.60%, 10/05/2001                      4,500       4,457
                                                  -----------
                                                       9,618
Food - 5.6%
   ConAgra Inc., 4.23%, 07/13/2001         1,000         999
   Hershey Foods Corp, 3.87%, 07/13/2001  11,000      10,986
                                                  -----------
                                                      11,985

Healthcare - 1.9%
   Schering Corp., 3.83%, 08/30/2001       4,000       3,974

Manufacturing - 0.5%
   Bombardier Capital Inc., 4.20%,         1,000         999
    07/09/2001 (e)

Media - 4.2%
   McGraw Hill Cos. Inc., 4.22%,
      07/10/2001                           5,000       4,995
   Merrill Lynch & Co. Inc., 3.88%,        4,000       3,989
      07/27/2001                                  -----------
                                                       8,984

Pharmaceuticals - 4.7%
   American Home Products, 4.03%,
    07/10/2001                            10,000       9,990

                     See notes to the financial statements.

Tobacco - 3.3%
   Philip Morris Co., 3.60%, 08/17/2001    7,000       6,967
                                                  -----------

     Total Commercial Paper
            (cost $212,156)                          212,156
                                                  -----------

Money Market Fund - 0.0%
------------------------
   Dreyfus Cash Management Plus, 4.11% (a)     5           5
                                                  -----------


     Total Money Market Fund
            (cost $5)                                      5
                                                  -----------

Total Investments - 100%
------------------------
   (cost $212,161)                                 $ 212,161
                                                  ===========

-------------------------------------------------------------
 Salomon Brothers/JNL Balanced Series
-------------------------------------------------------------

Common Stocks - 46.2%
---------------------
Aerospace & Defense - 0.4%
   United Technologies Corp.                   1   $      59

Auto Manufacturers - 0.2%
   DaimlerChrysler AG                          1          23

Banks - 3.2%
   Bank of America Corp.                       2         138
   Bank of New York Co. Inc.                   1          68
   First Union Corp.                           1          45
   Fleet Boston Financial Corp.                1          43
   JP Morgan Chase & Co.                       3         116
   Mercantile Bankshares Corp.                 1          35
   SunTrust Banks Inc.                         1          65
                                                  -----------
                                                         510
Beverages - 4.2%
   Anheuser-Busch Cos. Inc.                    2          95
   Coca-Cola Co.                               3         153
   Coca-Cola Enterprises Inc.                  4          60
   Pepsi Bottling Group Inc.                   5         209
   PepsiCo Inc.                                3         124
                                                  -----------
                                                         641
Computers - 3.6%
   Compaq Computer Corp.                       9         140
   International Business Machines Corp.       4         429
                                                  -----------
                                                         569
Cosmetics & Personal Care - 2.5%
   Avon Products Inc.                          2          88
   Gillette Co.                                5         139
   Kimberly-Clark Corp.                        1          56
   Procter & Gamble Co.                        2         115
                                                  -----------
                                                         398
Electric - 0.3%
   American Electric Power Co. Inc.            1          51

Food - 3.7%
   ConAgra Foods Inc.                          8         156
   H.J. Heinz Co.                              2          70
   Hormel Foods Corp.                          3          75
   Ralston Purina Co.                          1          30
   Safeway Stores Inc. (b)                     5         216
   Sara Lee Corp.                              2          44
                                                  -----------
                                                         591

Forest Products & Paper - 0.4%
   International Paper Co.                     2          68

Healthcare - 2.5%
   Bausch & Lomb Inc.                          1   $      25
   HCA - The Healthcare Co.                    6         249
   Johnson & Johnson                           2         120
                                                  -----------
                                                         394
Insurance - 3.4%
   Allstate Corp.                              4         154
   American International Group Inc.           1          79
   Berkshire Hathaway Inc. - Class B (b)       -         115
   Chubb Corp.                                 1          78
   Cigna Corp.                                 1          67
   Horace Mann Educators Corp.                 2          47
                                                  -----------
                                                         540
Internet - 0.2%
   Genuity Inc. (b)                           10          31

Manufacturing - 1.5%
   Cooper Industries Inc.                      1          24
   Eastman Kodak Co.                           1          47
   General Electric Co.                        3         132
   Honeywell International Inc.                1          32
                                                  -----------
                                                         235
Media - 0.4%
   AT&T Corp.- Liberty Media Group -           3          59
    Class A (b)

Mining - 1.1%
   Alcoa Inc.                                  5         181

Oil & Gas Producers - 1.7%
   Amerada Hess Corp.                          1          48
   BP Plc - ADR                                1          40
   Diamond Offshore Drilling Inc.              2          66
   Exxon Mobil Corp.                           1          61
   Royal Dutch Petroleum Co. -  NYS            1          47
                                                  -----------
                                                         262
Oil & Gas Services - 0.4%
   Schlumberger Ltd.                           1          63

Pharmaceuticals - 6.3%
   Abbott Laboratories                         5         250
   American Home Products Corp.                2          88
   Bristol-Myers Squibb Co.                    1          62
   Merck & Co. Inc.                            2         128
   Novartis - ADR                              5         192
   Pfizer Inc.                                 5         190
   Pharmacia Corp.                             2          91
                                                  -----------
                                                       1,001

Retail - 3.6%
   Costco Wholesale Corp. (b)                  6         251
   Federated Department Stores Inc. (b)        2         102
   McDonald's Corp.                            4         116
   Staples Inc. (b)                            6          99
                                                  -----------
                                                         568

Semiconductors - 0.2%
   Intel Corp.                                 1          26

Software - 0.4%
   Microsoft Corp. (b)                         1          65


Telecommunications - 4.4%
   AT&T Corp.                                  6         130
   BCE Inc.                                    1          21
   Hughes Electronics Corp. (b)                6         111
   NTL Inc. (b)                                6          74
   SBC Communications Inc.                     3         100

                     See notes to the financial statements.

   Verizon Communications Inc.                 4         227
   WorldCom Inc. (b)                           2          36
   WorldCom Inc. - MCI Group (b)               -           2
                                                  -----------
                                                         701

Telecommunications Equipment - 0.3%
   Alcatel SA - ADR                            1          21
   Lucent Technologies Inc.                    4          22
   Nortel Networks Corp.                       -           4
                                                  -----------
                                                          47
Transportation - 0.4%
   Canadian National Railway Co.               1          49
   United Parcel Service Inc.                  -          17
                                                  -----------
                                                          66
Wireless Telecommunications - 0.9%
   Motorola Inc.                               9         149
                                                  -----------

     Total Common Stocks
       (cost $7,439)                                   7,298
                                                  -----------

Corporate Bonds - 11.8%
-----------------------
Airlines - 0.7%
   US Airways 2000 - 3G, 7.89%,       $      100         104
      03/01/2019

Asset Backed Securities - 1.5%
   LB Commercial Conduit Mortgage
    Trust, 6.78%, 04/15/2009                 100         101
   Prime Credit Card Master Trust,
      6.70%, 10/15/2009                      125         129
                                                  -----------
                                                         230

Auto Parts & Equipment - 0.3%
   Goodyear Tire & Rubber, 8.125%,
      03/15/2003                              50          51

Banks - 1.3%
   Bank of America, 7.125%, 09/15/2006       100         104
   Standard Chart, 8.00%, 05/30/2031 (e)     100         102
                                                  -----------
                                                         206

Commercial Services - 0.4%
   Cendant Corp., 7.75%, 12/01/2003           65          66


Diversified Financial Services - 3.5%
   General Electric Capital Corp.,
      6.125% 02/22/2011                      100          98
   General Motors Acceptance Corp.,
      7.50%, 07/15/2005                      100         105
   Goldman Sachs Group Inc., 6.65%,
      05/15/2009                             100          99
   Household Finance Corp., 8.00%,
      07/15/2010                             100         107
   Qwest Capital Funding, 7.25%,              50          49
    02/15/2011 (e)
   Washington Mutual Financial
    Corp., 6.875%, 05/15/2011                100         100
                                                  -----------
                                                         558

Electric - 0.6
   Dominion Fiber Ventures, 7.05%,
    03/15/2005 (e)                           100         101

Insurance - 0.2%
   Fremont General Corp., 7.70%, 03/17/2004   50          40


Media - 0.6%
   Viacom Inc., 6.625%, 05/15/2011 (e)       100          98

Metal Fabrication & Hardware - 0.3%
   USX Corp., 6.65%, 02/01/2006               50          51

Pipelines - 1.3%
   El Paso Energy Corp., 8.05%, 10/15/2030   100         100
   Williams Cos., 6.75%, 01/15/2006 (e)      100         100
                                                  -----------
                                                         200

Retail - 0.8%
   Wal-Mart Stores Inc., 7.55%, 02/15/2030   100         109

Transportation - 0.3%
   CSX Corp., 7.95%, 05/01/2027               50          52
                                                  -----------

     Total Corporate Bonds
       (cost $1,863)                                   1,866
                                                  -----------

Preferred Stocks - 1.1%
-----------------------
Media - 1.1%
   News Corp. Ltd.                             6         181
                                                  -----------

     Total Preferred Stocks
       (cost $161)                                       181
                                                  -----------

U.S. Government Securities - 21.2%
----------------------------------
U.S. Government Agencies - 15.0%
   Federal Home Loan Mortgage Corp.,
    6.25%, 07/15/2004 (f)             $      200         206
   Federal National Mortgage
      Association
    6.25%, 02/01/2011 (f)                    200         199
    7.00%, 07/01/2015 (f)                     42          42
    6.50%, 07/01/2028 (f)                    179         178
    7.00%, 02/01/2029 (f)                     69          69
    8.00%, 08/01/2030 (f)                    211         218
    7.50%, 02/01/2031 (f)                    150         138
    6.00%, TBA (c)                           100          96
    6.50%, TBA (c)                         1,150       1,132
    7.00%, TBA (c)                           100         100
                                                  -----------
                                                       2,378

U.S. Treasury Securities - 6.2%
   U.S. Treasury Bonds
    6.125%, 08/15/2029 (f)                   250         259
    6.25%, 05/15/2030 (f)                     50          53
   U.S. Treasury Notes
    6.00%, 08/15/2004                        325         338
    5.625%, 05/15/2008 (f)                   100         102
    6.00%, 08/15/2009 (f)                     10          10
    5.75%, 08/15/2010 (f)                    200         205
                                                  -----------
                                                         967
                                                  -----------

    Total U.S. Government Securities
      (cost $3,322)                                    3,345
                                                  -----------

Short Term Investments - 19.7%
------------------------------
Money Market Fund - 0.0%
   Dreyfus Cash Management Plus, 4.11% (a)     1           1

Repurchase Agreements - 19.7%
   Repurchase agreement with SBC
    Warburg Dillon Read, 3.94%
    (Collateralized by $1,428,000
    U.S. Treasury Bond, 10.625%, due
    08/15/2015, market value
    $2,152,710 acquired on
    06/29/2001, due 07/02/2001         $   2,110       2,110
   Repurchase agreement with State
    Street Bank, 3.93% (Collateralized
    by $1,020,000 U.S. Treasury Note,
    4.25%, due 11/15/2003, market value
    $1,041,420) acquired on 06/29/2001,
    due 07/02/2001                         1,000       1,000
                                                  -----------
                                                       3,110
                                                  -----------

                     See notes to the financial statements.

    Total Short Term Investments
      (cost $3,111)                                $   3,111
                                                  -----------

Total Investments - 100%
------------------------
   (cost $15,896)                                  $  15,801
                                                  ===========

-------------------------------------------------------------
 Salomon Brothers/JNL Global Bond Series
-------------------------------------------------------------

Corporate Bonds - 30.0%
-----------------------
Advertising - 0.2%
   Lamar Media Corp.
    9.625%, 12/01/2006                $      100   $     104
    8.625%, 09/15/2007                       125         128
   SITEL Corp., 9.25%, 03/15/2006            125         110
                                                  -----------
                                                         342
Aerospace & Defense - 0.2%
   BE Aerospace, 9.50%, 11/01/2008           225         228
   Sequa Corp., 9.00%, 08/01/2009            125         124
                                                  -----------
                                                         352

Airlines - 0.7%
   Northwest Airlines Inc., 7.625%,          250         239
      03/15/2005
   US Airways 2000 - 3G, 7.89%,              700         733
      03/01/2019                                  -----------
                                                         972

Apparel - 0.1%
   Tropical Sportswear  International,
    11.00%, 06/15/2008                       125         115

Asset Backed Securities - 6.3%
   Ameriquest, 8.50%, 07/15/2030 (e)         382         379
   Commercial Mortgage Asset Trust,
    7.35%, 08/17/2013                      1,000       1,015
   ContiMortgage Home Equity Loan
    Trust, 7.00%, 12/25/2029                 500         447
   Countrywide Mortgage Backed
    Securities Inc., 7.75%, 06/25/2024       608         626
   DLJ Commercial Mortgage Corp.
    9.30%, 05/10/2023 - Interest only      4,313         150
    9.15%, 11/12/2031 - Interest only      4,321         191
   DLJ Mortgage Acceptance Corp.,
    8.64%, 11/15/2004 - Interest only (e) 24,500         944
    First Union Residential
     Securitization Trust, 7.00%,
     08/25/2028                               95          91
   GE Capital Mortgage Services
      Inc., 6.75%, 10/25/2028                388         373
   Green Tree Financial Corp.,
    7.07%, 01/15/2029                        535         538
   Indymac Home Equity Loan, 8.00%,
    06/25/2031 (e)                           487         481
   LB Commercial Conduit Mortgage
      Trust, 6.78%, 04/15/2009             1,000       1,014
   Mid-State Trust, 7.34%, 07/01/2035        648         648
   PNC Mortgage Securities Corp.
    6.75%, 05/25/2028                        217         202
    6.841%, 05/25/2028                       313         295
    6.734%, 07/25/2028                       286         266
    6.772%, 03/25/2029                       756         726
    6.905%, 04/25/2029                       353         331
                                                  -----------
                                                       8,717
Auto Parts & Equipment - 0.7%
   Advanced Stores Co. Inc., 10.25%,
      04/15/2008                             200         195
   Breed Technologies Inc., 9.25%,
      04/15/2008 (i)                         250           -
   Dura Operating Corp., 9.00%,
      05/01/2009 (e)                         125         118
   Goodyear Tire & Rubber, 8.125%,
      03/15/2003                             600         615
                                                  -----------
                                                         928
Banks - 1.3%
   Bank of America Corp., 7.125%,
    09/15/2006                        $      700   $     730
   Credito Italiano, 6.00%,
    03/16/2011 EUR                           110          91
   KFW International Finance, 16.30%,
    06/24/2003 PLN                           330          85
   Standard Chart, 8.00%, 05/30/2031 (e)     750         762
   Sudwest LB Capital Market, 17.50%,
    05/05/2003                               270          70
   The European Bank for Reconstruction
     and Development, 19.00%, 12/05/2001     360          90
                                                  -----------
                                                       1,828

Building Materials - 0.1%
   American Standard Inc., 7.375%,
      04/15/2005                             100         100

Chemicals - 0.4%
   Applied Extrusion Tech, 10.75%,
      07/01/2011 (e)                          75          76
   Borden Chemical & Plastics,
    9.50%,  05/01/2005 (i)                   140          25
   ISP Chemco Inc., 10.25%, 07/01/2011 (e)   200         200
   Millennium America Inc., 9.25%,
      06/15/2008 (e)                         125         124
   United Industries Corp., 9.875%,
      04/01/2009                             250         203
                                                  -----------
                                                         628

Commercial Services - 1.1%
   Avis Rent A Car Inc., 11.00%, 05/01/2009  250         278
   Cendant Corp., 7.75%, 12/01/2003          700         713
   Iron Mountain Inc.
    10.125%, 10/01/2006                      150         158
    8.125%, 05/15/2008                        75          75
   Mail-Well I Corp., 8.75%, 12/15/2008      125         108
   World Color Press Inc., 8.375%,
      11/15/2008                             125         126
                                                  -----------
                                                       1,458
Computers - 0.1%
   Unisys Corp., 8.125%, 06/01/2006          175         170

Cosmetics & Personal Care - 0.4%
   American Safety Razor Co., 9.875%,
    08/01/2005                               125         122
   French Fragrances Inc., 10.375%,
    05/15/2007                               125         123
   Playtex Products Inc., 9.375%,
    06/01/2011 (e)                           100         102
   Revlon Consumer Products Corp.
    8.125%, 02/01/2006                       100          70
    9.00%, 11/01/2006                        100          72
                                                  -----------
                                                         489

Diversified Financial Services - 3.6%
   Airplanes Pass through Trust, 10.875%,
    03/15/2012                               247         133
   Contifinancial Unit Trust 1,
    06/15/2002 (b)                           218           -
   Delta Funding, 12.50%, 10/26/2030         671         678
   DVI Inc., 9.875%, 02/01/2004              250         234
   General Electric Capital Corp.,
    6.125%, 02/22/2011                       700         686
   General Motors Acceptance Corp., 7.50%,
    07/15/2005                               700         732
   Goldman Sachs Group Inc., 6.65%,
    05/15/2009                               700         696
   Household Finance Corp., 8.00%,
    07/15/2010                               700         750
   Qwest Capital Funding, 7.25%,
    02/15/2011 (e)                           350         346
   Washington Mutual Financial,
    6.875%, 05/15/2011                       700         697
                                                  -----------
                                                       4,952
Electric - 0.8%
   AES Corp., 9.375%, 09/15/2010             150         151
   Birka Energy AB, 6.00%, 02/19/2008 EUR     50          42
   Calpine Canada Energy Finance, 8.50%,
    05/01/2008                               125         122
   Calpine Corp., 8.75%, 07/15/2007          225         222

                     See notes to the financial statements.

   CMS Energy, 9.875%, 10/15/2007            225         235
   Dominion Fiber Ventures, 7.05%,
    03/15/2005 (e)                           400         402
                                                  -----------
                                                       1,174

Entertainment - 0.3%
   Argosy Gaming Co., 10.75%, 06/01/2009 (e) 200         215
   Mohegan Tribal Gaming, 8.75%, 01/01/2009  150         154
                                                  -----------
                                                         369
Environmental Control - 0.2%
   Allied Waste North America, 7.875%,
    01/01/2009                               250         244
   Safety-Kleen Services, 9.25%,
    06/01/2008 (i)                           375           -
                                                  -----------
                                                         244
Food - 0.0%
   Pueblo Xtra International Inc.,  9.50%,
    08/01/2003                                28           5
   Vlasic Foods International Inc., 10.25%,
    07/01/2009 (i)                            75          21
                                                  -----------
                                                          26
Forest Products & Paper - 0.1%
   Abitibi-Consolidated Inc., 8.55%,
      08/01/2010                             125         131

Healthcare - 0.6%
   HCA-The Healthcare Company
    6.91%, 06/15/2005                        125         123
    8.75%, 09/01/2010                        200         212
   Iasis Healthcare Corp., 13.00%,
    10/15/2009                               175         186
   Tenet Healthcare Corp., 9.25%,
    09/01/2010                               100         113
   Triad Hospitals Inc., 8.75%,
    05/01/2009 (e)                           225         229
                                                  -----------
                                                         863
Holding Companies - Diversified - 0.3%
   Charter Communications Holdings
    LLC, 11.125%, 01/15/2011                 175         185
   Jordan Industries, 10.375%, 08/01/2007    125         109
   Murrin Murrin Holdings Property
      Ltd., 9.375%, 08/31/2007                75          63
   Nebco Evans Holding Co., (Step-Up
    Bond), 12.375%, 07/15/2007 (d) (i)       350           -
   P&L Coal Holdings Corp., 9.625%,
      05/15/2008                             101         106
                                                  -----------
                                                         463
Home Furnishings - 0.1%
   Windmere-Durable Holdings Inc.,
    10.00%, 07/31/2008                       125         116

Household Products - 0.0%
   Indesco International Inc.,
    9.75%, 04/15/2008 (i)                    250          23

Insurance - 0.1%
   Fremont General Corp., 7.70%, 03/17/2004  100          79

Internet - 0.0%
   PSINet Inc., 11.00%, 08/01/2009  (i)      125           8

Lodging - 1.5%
   Aztar Corp., 8.875%, 05/15/2007           225         226
   Coast Hotels & Casino, 9.50%, 04/01/2009  125         128
   Harrah's Operating Co. Inc., 7.875%,
    12/15/2005                               225         229
   HMH Properties, 7.875%, 08/01/2008        250         240
   Horseshoe Gaming LLC, 9.375%, 06/15/2007  250         264
   Mandalay Resort Group, 10.25%, 08/01/2007 125         130
   MGM Grand Inc., 9.75%, 06/01/2007         200         213
   Park Place Entertainment Corp.
    7.875%, 12/15/2005                       125         125
    8.875%, 09/15/2008                       200         206
   Station Casinos Inc., 9.875%, 07/01/2010  125         130
   Sun International Hotel Ltd., 8.625%,
    12/15/2007                               200         200
                                                  -----------
                                                       2,091

Manufacturing - 0.5%
   Aqua Chemical Inc., 11.25%, 07/01/2008     75          53
   Axiohm Transaction Solutions Inc., 9.75%,
    10/01/2007 (i)                           150           -
   Blount Inc., 13.00%, 08/01/2009           250         144
   DI Industries Inc., 8.75%, 07/01/2007     125         127
   Foamex LP, 9.875%, 06/15/2007             250         165
   Gentek Inc., 11.00%, 08/01/2009           120          98
   Polaroid Corp., 11.50%, 02/15/2006         60          19
   Polymer Group Inc., 9.00%, 07/01/2007     100          37
                                                  -----------
                                                         643

Media - 2.1%
   Adelphia Communications Corp.
    10.50%, 07/15/2004                       100         101
    10.875%, 10/01/2010                      275         278
   Charter Communications Holdings
    LLC, (Step-Up Bond), 9.92%,
    04/01/2011 (d)                           375         257
   CSC Holdings Inc.
    9.75%, 02/15/2013                        125         133
    10.50%, 05/15/2016                       275         303
   Diamond Cable Communications Plc,
    11.75%, 12/15/2005                       175         119
   Hollinger International
    Publishing Inc., 9.25%, 02/01/2006       210         211
   Mediacom LLC, 9.50%, 01/15/2013 (e)       225         216
   Nextmedia Operating Inc., 10.75%,
    07/01/2011, TBA (c) (e)                  100          99
   Price Communications Wireless
    Inc., 9.125%, 12/15/2006                 110         114
   Rogers Cablesystems, 10.125%,
    09/01/2012                               125         133
   Telewest Communications Plc,
    11.00%, 10/01/2007                       150         126
   UnitedGlobalCom Inc., (Step-Up
    Bond), 10.75%, 02/15/2008 (d)            400         134
   Viacom Inc., 6.625%, 05/15/2011 (e)       750         734
                                                  -----------
                                                       2,958

Metals Fabrication & Hardware - 0.5%
   USX Corp., 6.65%, 02/01/2006              700         711

Mining - 0.1%
   Glencore Nickel Property Ltd., 9.00%,
    12/01/2014                               175         135

Oil & Gas Producers - 1.6%
   Belco Oil & Gas Corp., 8.875%,
    09/15/2007                               175         178
   Canadian Forest Oil Ltd., 8.75%,
    09/15/2007                               225         227
   Continental Resources Inc., 10.25%,
    08/01/2008                               250         218
   Devon Energy Corp., 10.25%,
      11/01/2005                             250         287
   Gulf Canada Resources Ltd., 9.625%,
    07/01/2005                               125         129
   HS Resources Inc., 9.25%, 11/15/2006      125         131
   Nuevo Energy Co., 9.375%,  10/01/2010     250         251
   Ocean Energy Inc., 8.875%,  07/15/2007    125         130
   Parker Drilling Co., 9.75%, 11/15/2006    100         102
   Pioneer Natural Resources, 9.625%,
    04/01/2010                               125         137
   Plains Resources Inc., 10.25%, 03/15/2006 125         128
   Pride Petroleum Services Inc.,
    9.375%, 05/01/2007                       175         184

                     See notes to the financial statements.

   Range Resources Corp., 8.75%,             175         169
      01/15/2007                                  -----------
                                                       2,271

Oil & Gas Services - 0.2%
   Key Energy Services Inc., 14.00%,
      01/15/2009                             117         136
   SESI LLC, 8.875%, 05/15/2011 (e)          155         155
                                                  -----------
                                                         291
Packaging & Containers - 0.2%
   Radnor Holdings Corp., 10.00%,
      12/01/2003                             100          81
   Riverwood International Corp.,
    10.625%, 08/01/2007 (e)                  225         230
                                                  -----------
                                                         311

Pharmaceuticals - 0.2%
   AdvancePCS, 8.50%, 04/01/2008             225         230

Pipelines - 1.2%
   El Paso Energy Corp., 8.05%, 10/15/2030   750         754
   Western Gas Resources Inc., 10.00%,
    06/15/2009                               175         187
   Williams Cos., 6.75%, 01/15/2006 (e)      750         748
                                                  -----------
                                                       1,689

Real Estate - 0.5%
   CB Richard Ellis Services Inc.,  8.875%,
    06/01/2006                               250         269
   FelCor Lodging LP, 9.50%, 09/15/2008      125         126
   Forest City Enterprises Inc., 8.50%,
    03/15/2008                               125         118
   Meristar Hospitality Corp.,
    8.75%, 08/15/2007                        125         124
                                                  -----------
                                                         637

Retail - 0.9%
   Cole National Group Inc., 8.625%,         100          93
      08/15/2007
   Duane Reade Inc., 9.25%, 02/15/2008       100          99
   Finlay Fine Jewelry Corp., 8.375%,
    05/01/2008                               175         163
   Guitar Center Inc., 11.00%, 07/01/2006    250         248
   R.H. Donnelly Inc., 9.125%, 06/01/2008    150         152
   Wal-Mart Stores Inc., 7.55%, 02/15/2030   500         544
                                                  -----------
                                                       1,299

Savings & Loans - 0.1%
   Sovereign Bancorp., 10.50%, 11/15/2006    125         136


Telecommunications - 1.2%
   American Cellular Corp., 9.50%,
      10/15/2009 (e)                         200         188
   AT&T Canada Inc., (Step-Up Bond),
    9.95%, 06/15/2008 (d)                    250         211
   AT&T Wireless Group, 7.875%,
    03/01/2011 (e) (f)                       200         200
   Crown Castle International Corp.,
    9.375%, 08/01/2011 (e)                    15          14
   Diamond Cable Co., (Step-Up
      Bond), 10.75%, 02/15/2007 (d)          125          64
   France Telecom, 6.75%, 03/14/2008 EUR     110          96
   Global Crossing Holding Ltd.
    9.125%, 11/15/2006                       150         118
    9.625%, 05/15/2008                       120          95
    9.50%, 11/15/2009                         75          59
   Insight Midwest LP, 9.75%, 10/01/2009     125         129
   Level 3 Communications Inc., 9.125%,
    05/01/2008                               105          44
   Mannesmann Finance BV, 4.75%,
    05/27/2009 EUR                           110          85
   Nextel Communications Inc.,
    9.375%, 11/15/2009                       225         177
   NEXTLINK Communications Inc.,
    10.75%, 06/01/2009                       225          72
   NTL Inc., 11.50%, 02/01/2006              100          68
                                                  -----------
                                                       1,620

Textiles - 0.0%
   Pillowtex Corp., 9.00%, 12/15/2007 (i)     25           -
   WestPoint Stevens Inc., 7.875%, 06/15/2005 50          20
                                                  -----------
                                                          20
Tobacco - 0.2%
   BAT International Finance Plc,
    4.875%, 02/25/2009 EUR                   110          85
   Imperial Tobacco Finance, 6.375%,
      09/27/2006                              50          43
   North Atlantic Trading Co.,  11.00%,
    06/15/2004                               125         115
                                                  -----------
                                                         243

Transportation - 0.4%
   CSX Corp., 7.95%, 05/01/2027              350         364
   Holt Group, 9.75%, 01/15/2006 (i)         200          10
   Stena AB, 8.75%, 06/15/2007               125         113
   Teekay Shipping Corp., 8.32%, 02/01/2008  125         126
                                                  -----------
                                                         613

Water - 0.1%
   Azurix Corp., 10.75%, 02/15/2010          125         129

Wireless Telecommunications - 0.8%
   American Tower Corp., 9.375%,
      02/01/2009 (e)                         225         210
   Crown Castle International Corp., 10.75%,
    08/01/2011                               200         194
   Nextel Communications Inc.,
    (Step-Up Bond), 9.75%, 10/31/2007 (d)    365         243
   Rogers Cantel Inc., 8.80%, 10/01/2007     125         117
   SBA Communications Corp., 10.25%,
    02/01/2009                               225         206
   Spectrasite Holdings Inc.,
    (Step-Up Bond), 12.875%,
    03/15/2010 (d)                           125          52
   TeleCorp PCS Inc., 10.625%, 07/15/2010     50          47
                                                  -----------
                                                       1,069
                                                  -----------
     Total Corporate Bonds
       (cost $44,257)                                 41,643
                                                  -----------

Government Securities - 51.0%
-----------------------------
Sovereign - 9.1%
   Federal Republic of Germany,            1,380       1,147
    5.625%, 01/04/2028 EUR
   French Government Bond, 8.50%,
    10/25/2008 EUR                           260         267
   Government of Jamaica, 12.75%,
    09/01/2007                               100         105
   Kingdom of Denmark, 5.00%,
      08/15/2005 DKK                       2,360         269
   Kingdom of Morocco, 6.844%, 01/01/2009    448         412
   Kingdom of Spain, 6.15%,
      01/31/2013 EUR                         425         378
   Mexico Par Series B, 6.25%, 12/31/2019    250         231
   National Republic of Bulgaria
    6.50%, 07/28/2011                        225         177
    3.00%, 07/28/2012 (h)                    250         202
   Republic of Algeria, 6.375%,              235         190
   03/04/2010
   Republic of Argentina
    7.00%, 12/19/2008 (h)                    400         302
    11.75%, 06/15/2015                       250         186
    6.00%, 03/31/2023                        650         410
   Republic of Brazil
    8.00%, 04/15/2014                        259         191
    12.75%, 01/15/2020                       600         536
    11.00%, 08/17/2040                     1,151         853
   Republic of Columbia, 8.375%,
      02/15/2027                             300         209
   Republic of Croatia, 6.25%,
      07/31/2006 (g)                         255         250

                     See notes to the financial statements.

   Republic of Ecuador
    12.00%, 11/15/2012 (e)                     4           3
    4.00%, 08/15/2030 (e) (h)                500         213
    4.00%, 08/15/2030 (h)                    250         107
   Republic of Germany
    6.50%, 07/15/2003 EUR                    160         141
    6.00%, 01/05/2006 EUR                     50          45
    5.25%, 01/04/2011 EUR                    510         437
   Republic of Ivory Coast, 2.00%,
      03/29/2018 (h) (i)                     900         146
   Republic of Panama, 4.50%,
      07/17/2014 (h)                         500         449
   Republic of Peru, 4.50%,
      03/07/2017 (h)                         500         344
   Republic of Philippines
    9.875%, 01/15/2019                       150         131
    8.60%, 06/15/2027                        125          91
   Republic of Poland, 6.00%,
      10/27/2014 (h)                         190         187
   Republic of Venezuela
    6.875%, 03/31/2007                       286         239
    13.625%, 08/15/2018                      475         461
   Russian Federation
    8.25%, 03/31/2010 (e)                    218         167
    8.25%, 03/31/2010                        193         148
    5.00%, 03/31/2030 (e) (h)              1,770         836
    5.00%, 03/31/2030 (h)                    100          46
   Spanish Government Bond
    6.00%, 01/31/2008 EUR                    590         524
    5.40%, 07/30/2011 EUR                    270         227
   United Mexican States
    10.375%, 02/17/2009                      100         112
    9.875%, 02/01/2010                       150         164
    8.375%, 01/14/2011                       915         920
    11.375%, 09/15/2016                      150         180
                                                   ----------
                                                      12,633

U.S. Government Agencies - 24.9%
   Federal Home Loan Mortgage Corp.
    10.00%, 05/15/2020                        11          12
    30.62%, 06/15/2021 - Interest Only         1          11
   Federal National Mortgage Association
    7.372%, 01/17/2013 (f) (g)             1,836       1,933
    13.00%, 11/15/2015                         3           4
    10.40%, 04/25/2019                        21          22
    6.50%, 02/01/2026                        166         165
    7.50%, 08/01/2029                        202         207
    8.00%, 08/01/2029                        352         364
    7.50%, 09/01/2029                        897         917
    7.50%, 03/01/2030                        198         202
    7.50%, 04/01/2030                        182         186
    8.00%, 04/01/2030                        177         183
    7.50%, 05/01/2030                        362         369
    7.50%, 06/01/2030                        969         989
    7.50%, 07/01/2030                        702         717
    8.00%, 07/01/2030                         33          34
    7.50%, 08/01/2030                        389         397
    8.00%, 08/01/2030                        266         275
    7.50%, 09/01/2030                        196         200
    8.00%, 10/01/2030                        888         918
    7.50%, 11/01/2030                        198         203
    7.50%, 12/01/2030                        199         203
    7.50%, 01/01/2031                        886         904
    8.00%, 01/01/2031                        839         868
    7.50%, 02/01/2031                        697         712
    7.50%, 02/01/2031 (f)                  1,339       1,367
    8.00%, 02/01/2031                        225         232
    7.50%, 03/01/2031                      1,017       1,038
    8.09%, 02/25/2035 - Interest Only      2,013         112
    9.52%, 06/25/2038 - Interest Only      6,086         301
   Federal National Mortgage Association
    6.00%, TBA (c)                        14,000      13,453
    7.00%, TBA (c)                         7,000       7,032
                                                  -----------
                                                      34,530

U.S. Treasury Securities - 17.0%
   U.S. Treasury Bonds
    6.125%, 11/15/2027 (f)                   100         103
    5.50%, 08/15/2028  (f)                    70          66
    5.25%, 11/15/2028 (f)                  1,500       1,371
    5.25%, 02/15/2029 (f)                    500         458
    6.125%, 08/15/2029 (f)                 1,500       1,556
    6.25%, 05/15/2030 (f)                  3,500       3,712
   U.S. Treasury Notes
    5.125%, 12/31/2002                     1,500       1,521
    5.875%, 11/15/2004                       650         672
    5.75%, 11/15/2005                     11,300      11,637
    4.625%, 05/15/2006                     2,000       1,973
    5.00%, 02/15/2011                        600         582
                                                  -----------
                                                      23,651
                                                  -----------
     Total Government Securities
       (cost $70,796)                                 70,814
                                                  -----------

Short Term Investments - 19.0%
------------------------------
Diversified Financial Services - 15.7%
   Grand Funding II, 4.30%, 07/16/2001 (f) 5,288       5,280
   Mermaid Funding, 4.22%, 07/13/2001 (f)  5,750       5,742
   Motorola Inc., 4.60%, 07/16/2001 (f)    5,500       5,489
   Sprint Corp., 4.30%, 07/16/2001 (f)     5,355       5,345
                                                  -----------
                                                      21,856

Repurchase Agreement - 3.3%
   Repurchase agreement with State Street
    Bank, 3.93% (Collateralized by
    $4,590,000 U.S. Treasury Note, 4.25%,
    due 11/15/2003, market value
    $4,686,390), acquired on06/29/2001,
    due 07/02/2001                         4,500       4,500
                                                  -----------

     Total Short Term Investments
       (cost $26,356)                                 26,356
                                                  -----------

Total Investments - 100%
------------------------
   (cost $141,409)                                 $ 138,813
                                                  ===========

Forward Currency Contracts, Open at June 30, 2001:
-------------------------------------------------------------
  Currency         Settlement     Notional      Currency         Unrealized
 Purchased/Sold      Date          Amount        Value           Gain (Loss)
-------------------------------------------------------------    -----------
   EUR/USD         07/26/2001    691  EUR         $    584        $    (20)
   PLN/EUR         07/26/2001    450  EUR              112               6
   PLN/USD         07/26/2001    447  PLN              112               2
   USD/EUR         07/26/2001  (2,453)EUR           (2,075)            118
   USD/PLN         07/26/2001  (1,080)PLN             (269)            (11)
                                                 ----------      -----------


                                                 ----------      -----------
        Total                                     $  (1,536)      $      95
                                                 ===========     ===========


Summary of Investments by Country, June 30, 2001:
-------------------------------------------------------------
   Country                              % of       Market
                                     Investment      Value
------------------------------------------------- -----------
  Algeria                                  0.1 %  $     190
  Argentina                                0.6          897
  Australia                                0.1          198
  Bahamas                                  0.1          200
  Bermuda                                  0.1          213
  Brazil                                   1.1        1,579
  Bulgaria                                 0.3          379
  Canada                                   0.8        1,070
  Columbia                                 0.1          209

                     See notes to the financial statements.

  Denmark                                  0.2 %        269
  Ecuador                                  0.2          323
  France                                   0.3          363
  Germany                                  1.3        1,769
  Hungary                                  0.2          250
  Italy                                    0.1           92
  Ivory Coast                              0.1          146
  Jamaica                                  0.1          105
  Liberia                                  0.1          127
  Mexico                                   1.2        1,609
  Morocco                                  0.3          412
  Netherlands                              0.1           85
  Panama                                   0.3          449
  Peru                                     0.3          344
  Philippines                              0.2          222
  Poland                                   0.2          277
  Russia                                   0.9        1,198
  Spain                                    0.8        1,129
  Sweden                                   0.1          155
  United Kingdom                           0.9        1,269
  United States                           88.3      122,585
  Venezuela                                0.5          700
                                     ------------ -----------
    Total                                100.0 %    138,813
                                     ============ ===========


-------------------------------------------------------------
 Salomon Brothers/JNL High Yield Bond Series
-------------------------------------------------------------

Corporate Bonds - 93.6%
-----------------------
Advertising - 1.7%
   Lamar Media Corp.
    9.625%, 12/01/2006                $       50   $      52
    8.625%, 09/15/2007                       125         128
   SITEL Corp., 9.25%, 03/15/2006            150         132
                                                  -----------
                                                         312
Aerospace & Defense - 1.9%
   Alliant Techsystems Inc., 8.50%,
      05/15/2011 (e)                          75          76
   BE Aerospace, 9.50%, 11/01/2008           150         152
   Sequa Corp., 9.00%, 08/01/2009            125         124
   Stellex Industries Inc., 9.50%,
    11/01/2007 (i)                           125           4
                                                  ------------
                                                         356
Agriculture - 1.0%
   Hines Horticulture Inc., 11.75%,
    10/15/2005                                75          69
   Scotts Co., 8.625%, 01/15/2009            125         126
                                                  -----------
                                                         195
Airlines - 0.6%
   Northwest Airlines Inc., 7.625%,
    03/15/2005                               125         119

Apparel - 0.6%
   Tropical Sportswear International,
    11.00%, 06/15/2008                       125         115

Auto Parts & Equipment - 1.0%
   Advanced Stores Co. Inc., 10.25%,
    04/15/2008                               100          98
   Breed Technologies Inc., 9.25%,
    04/15/2008 (i)                           100           -
   Dura Operating Corp., 9.00%,
    05/01/2009 (e)                           100          94
                                                  -----------
                                                         192

Beverages - 0.7%
   Canandaigua Wine, 8.75%, 12/15/2003       125         125

Building Materials - 0.8%
   International Utility Structures
    Inc., 10.75%, 02/01/2008                  50          30

   Nortek Inc., 9.875%, 03/01/2004           125         127
                                                  -----------
                                                         157
Chemicals - 3.1%
   Applied Extrusion Tech, 10.75%,
    07/01/2011 (e)                            75          76
   Borden Chemical & Plastics,
    9.50%,  05/01/2005 (i)                    85          15
   ISP Chemco Inc., 10.25%, 07/01/2011 (e)   125         125
   Millennium America Inc., 9.25%,
    06/15/2008 (e)                            75          75
   PCI Chemicals Canada Inc., 9.25%,
    10/15/2007 (i)                           125          60
   PMD Group Inc., 11.00%, 02/28/2011 (e)    125         127
   United Industries Corp., 9.875%,
    04/01/2009                               125         101
                                                  -----------
                                                         579
Commercial Services - 3.6%
   Avis Rent A Car Inc., 11.00%, 05/01/2009  125         140
   Comforce Operating Inc., 12.00%,
    12/01/2007                               100          80
   Iron Mountain Inc.
    8.125%, 05/15/2008                        50          50
    8.75%, 09/30/2009                        125         127
   Mail-Well I Corp., 8.75%, 12/15/2008      150         128
   World Color Press Inc., 8.375%,
      11/15/2008                             150         152
                                                  -----------
                                                         677

Computers - 0.8%
   Unisys Corp., 8.125%, 06/01/2006          150         146
                                                  -----------
                                                         146

Cosmetics & Personal Care - 2.1%
   French Fragrances Inc., 10.375%,
    05/15/2007                               125         123
   Playtex Products Inc., 9.375%,
    06/01/2011 (e)                           152         153
   Revlon Consumer Products Corp.
    8.125%, 02/01/2006                        25          17
    9.00%, 11/01/2006                        150         107
                                                  -----------
                                                         400

Distribution & Wholesale - 0.7%
   Owens & Minor Inc., 10.875%, 06/01/2006   125         132

Diversified Financial Services - 1.0%
   Airplanes Pass Through Trust,
    10.875%, 03/15/2012                      123          67
   Contifinancial Unit Trust 1,
      06/15/2002 (b)                          65           -
   Contifinancial Unit Trust  2,
    06/15/2002 (b)                            44           -
   DVI Inc., 9.875%, 02/01/2004              125         117
                                                  -----------
                                                         184

Electric - 4.2%
     AES Corp., 9.375%, 09/15/2010           150         152
   BRL Universal Equipment, 8.875%,
      02/15/2008                             150         153
   Calpine Canada Energy Finance,
    8.50%, 05/01/2008                        100          97
   Calpine Corp.
    8.75%, 07/15/2007                        125         123
    8.625%, 08/15/2010                        75          73
   CMS Energy, 9.875%, 10/15/2007            175         182
                                                  -----------
                                                         780

Entertainment - 2.3%
   Argosy Gaming Co., 10.75%, 06/01/2009 (e) 150         161
   Horseshoe Gaming Holding Corp.,
    8.625%, 05/15/2009                       150         150
   Mohegan Tribal Gaming, 8.75%, 01/01/2009  100         103
   Station Casinos Inc., 8.375%, 02/15/2008   25          25
                                                  -----------
                                                         439

Environmental Control - 0.9%
   Allied Waste North America,
    7.875%, 01/01/2009                       175         171
   Safety-Kleen Services, 9.25%,
    06/01/2008 (i)                           125           -
                                                  -----------
                                                         171

                     See notes to the financial statements.

Food - 0.5%
   Premier International Foods Plc,
    12.00%, 09/01/2009                        75          77
   Vlasic Foods International Inc.,
    10.25%, 07/01/2009 (i)                    75          21
                                                  -----------
                                                          98

Forest Products & Paper - 0.7%
   Tembec Industries Inc., 8.625%,
    06/30/2009                               125         128


Healthcare - 4.4%
   Beverly Enterprises Inc., 9.625%,
    04/15/2009 (e)                           125         128
   HCA-The Healthcare Co.
    6.91%, 06/15/2005                        125         123
    8.75%, 09/01/2010                        125         133
   Iasis Healthcare Corp., 13.00%,
      10/15/2009                             175         186
   Tenet Healthcare Corp., 7.625%,
      06/01/2008                              75          76
   Triad Hospitals Inc., 8.75%,
      05/01/2009 (e)                         175         178
                                                  -----------
                                                         824

Holding Companies - Diversified - 1.7%
   Charter Communications Holdings
    LLC, 11.125%, 01/15/2011                 100         106
   Jordan Industries, 10.375%, 08/01/2007    125         109
   P&L Coal Holdings Corp.
    8.75%, 05/15/2008                         18          19
    9.625%, 05/15/2008                        81          85
                                                  -----------
                                                         319

Home Furnishings - 1.4%
   Fedders North America, 9.375%,
    08/15/2007                               125         111
   Mattress Discounters Corp.,
    12.625%, 07/15/2007                      100          33
   Windmere-Durable Holdings Inc.,
    10.00%, 07/31/2008                       125         116
                                                  -----------
                                                         260

Household Products - 0.1%
   Indesco International Inc., 9.75%,
      04/15/2008 (i)                         125          11


Internet - 0.0%
    PSINet Inc., 11.50%, 11/01/2008 (i)      125           8

Lodging - 7.8%
   Aztar Corp., 8.875%, 05/15/2007           125         126
   Coast Hotels & Casino, 9.50%,
    04/01/2009                               125         128
   FelCor Lodging LP, 9.50%,
    09/15/2008 (e)                            25          25
   Harrah's Operating Co. Inc.,
    7.875%, 12/15/2005                       175         178
   HMH Properties
    7.875%, 08/01/2005                        75          73
    7.875%, 08/01/2008                       125         120
   Mandalay Resort Group, 10.25%,            100         105
    08/01/2007
   MGM Grand Inc., 9.75%, 06/01/2007         175         187
   Park Place Entertainment
    9.375%, 02/15/2007                       125         131
    8.875%, 09/15/2008                       125         128
   Station Casinos Inc., 9.875%,             125         130
    07/01/2010
   Sun International Hotel Ltd.,
    8.625%, 12/15/2007                       125         125
                                                  -----------
                                                       1,456

Manufacturing - 2.9%
   Aqua Chemical Inc., 11.25%, 07/01/2008     50          35
   Axiohm Transaction Solutions
    Inc., 9.75%, 10/01/2007 (i)              125           -
   Blount Inc., 13.00%, 08/01/2009           125          72
   DI Industries Inc., 8.75%, 07/01/2007     125         127
   Foamex LP, 9.875%, 06/15/2007             125          83
   Gentek Inc., 11.00%, 08/01/2009            95          78
   Hexcel Corp., 9.75%, 01/15/2009 (f)       100          96
   Polaroid Corp., 11.50%, 02/15/2006         45          14
   Polymer Group Inc., 9.00%, 07/01/2007     125          46
                                                  -----------
                                                         551

Media - 9.4%
   Adelphia Communications Corp.,
    9.50%, 02/15/2004                         25          25
    10.50%, 07/15/2004                        17          16
    10.875%, 10/01/2010                       75          76
   Century Communications Corp.,
    8.375%, 12/15/2007                       125         114
   Charter Communications Holdings LLC
    8.625%, 04/01/2009                       200         190
    10.25%, 01/15/2010                        50          51
   CSC Holdings Inc.
    9.75%, 02/15/2013                        100         107
    10.50%, 05/15/2016                        50          55
    7.625%, 07/15/2018                       125         113
    9.875%, 04/01/2023                        75          80
   FrontierVision Holdings LP,
    11.00%, 10/15/2006                        50          52
   Hollinger International
    Publishing Inc.
    9.25%, 02/01/2006                         50          50
    9.25%, 03/15/2007                        110         111
   MediaCom LLC, 9.50%, 01/15/2013 (e)       175         168
   Nextmedia Operating Inc., 10.75%,
    07/01/2011, TBA (c) (e)                   75          74
   Price Communications Wireless
    Inc., 9.125%, 12/15/2006                 100         104
   Radio One Inc., 8.875%,
    07/01/2011 (e)                            75          75
   Rogers Communications Inc.,
    8.75%, 07/15/2007                        125         124
   Telewest Communications Plc,
    (Step-Up Bond), 9.25%, 04/15/2009 (d)    125          61
   UnitedGlobalCom Inc., (Step-Up
    Bond), 10.75%, 02/15/2008 (d)            325         108
                                                  -----------
                                                       1,754

Mining - 0.5%
   AEI Resources Inc., 10.50%,
    12/15/2005 (e) (i)                       125          87

Oil & Gas Producers - 11.6%
   Belco Oil & Gas Corp., 8.875%,
    09/15/2007                               150         152
   Canadian Forest Oil Ltd., 8.75%,
    09/15/2007                               125         126
   Comstock Resources Inc., 11.25%,
    05/01/2007                               150         158
   Devon Energy Corp., 10.25%, 11/01/2005    125         144
   Gulf Canada Resources Ltd.,
    9.625%, 07/01/2005                       125         129
   HS Resources Inc., 9.25%, 11/15/2006      150         157
   Nuevo Energy Co., 9.375%, 10/01/2010      125         126
   Ocean Energy Inc., 8.875%, 07/15/2007     145         151
   Parker Drilling Co., 9.75%, 11/15/2006    175         179
   Pioneer Natural Resources, 9.625%,
    04/01/2010                               125         137
   Plains Resources Inc., 10.25%, 03/15/2006 125         128
   Pogo Producing Co., 8.25%, 04/15/2011     125         125
   Pride Petroleum Services Inc.,
    9.375%, 05/01/2007                       175         184
   R&B Falcon Corp., 9.50%, 12/15/2008       125         145
   Vintage Petroleum Inc., 8.625%,
    02/01/2009                               125         129
                                                  -----------
                                                       2,170

Oil & Gas Services - 0.9%
   Key Energy Services Inc., 14.00%,
    01/15/2009                               139         161


                     See notes to the financial statements.

Packaging & Containers - 1.3%
   Radnor Holdings Corp., 10.00%,
    12/01/2003                                75          61
   Riverwood International Co.,
    10.625%, 08/01/2007 (e)                  175         178
                                                  -----------
                                                         239

Pharmaceuticals - 1.0%
   AdvancePCS, 8.50%, 04/01/2008             175         179

Pipelines - 0.9%
   Western Gas Resources Inc.,
    10.00%, 06/15/2009                       150         161

Real Estate - 2.1%
   FelCor Lodging LP, 9.50%, 09/15/2008      125         126
   Forest City Enterprises Inc.,
    8.50%, 03/15/2008                        100          94
   Meristar Hospitality Corp.,
    8.75%, 08/15/2007                        175         174
                                                  -----------
                                                         394

Retail - 4.4%
   Cole National Group Inc.
    9.875%, 12/31/2006                        50          49
    8.625%, 08/15/2007                        75          69
   Duane Reade Inc., 9.25%, 02/15/2008       125         124
   Finlay Fine Jewelry Corp.,
    8.375%, 05/01/2008                       125         116
   Guitar Center Inc., 11.00%, 07/01/2006    125         124
   Home Interiors & Gifts Inc.,
    10.125%, 06/01/2008                      125          56
   Leslie's Poolmart, 10.375%, 07/15/2004    125         104
   R.H. Donnelly Inc., 9.125%, 06/01/2008    175         178
                                                 ------------
                                                         820

Savings & Loans - 0.7%
   Sovereign Bancorp., 10.50%, 11/15/2006    125         136

Shipbuilding - 0.7%
   Newport News Shipbuilding, 9.25%,
      12/01/2006                             125         132

Telecommunications - 7.3%
   American Cellular Corp., 9.50%,
    10/15/2009 (e) (f)                       125         118
   AT&T Wireless Group, 7.875%,
    03/01/2011 (e) (f)                       150         150
   Crown Castle International Corp.,
    9.375%, 08/01/2011 (e)                    50          45
   Frontier Corp., 6.00%, 10/15/2003         175         142
   Global Crossing Holding Ltd.,
    9.625%, 05/15/2008                       110          87
   Insight Midwest LP
    9.75%, 10/01/2009                        125         129
    10.50%, 11/01/2010 (e)                    50          53
   Level 3 Communications Inc.,
    9.125%, 05/01/2008                        85          35
   Nextel Communications Inc.,
    9.375%, 11/15/2009                       450         357
   NEXTLINK Communications Inc.,
    10.75%, 06/01/2009                       175          56
   NTL Communications Corp.,
    (Step-Up Bond), 12.375%,
    10/01/2008 (d)                           100          44
   NTL Inc., 11.50%, 02/01/2006              225         151
                                                  -----------
                                                       1,367

Textiles - 0.1%
   Pillowtex Corp., 9.00%, 12/15/2007 (i)     75           1
   WestPoint Stevens Inc., 7.875%,
    06/15/2005                                45          17
                                                  -----------
                                                          18

Tobacco - 0.6%
   North Atlantic Trading Co.,
    11.00%, 06/15/2004                       125         115

Transportation - 1.1%
   Enterprises Shipholding Corp.,
    8.875%, 05/01/2008 (i)                   125          66
   Holt Group, 9.75%, 01/15/2006 (i)         125           6
   Teekay Shipping Corp., 8.32%, 02/01/2008  125         127
                                                  -----------
                                                         199

Water - 0.4%
   Azurix Corp., 10.75%, 02/15/2010           75          77

Wireless Telecommunications - 4.1%
   American Tower Corp., 9.375%,
    02/01/2009 (e)                           175         163
   Crown Castle International Corp.,
    10.75%, 08/01/2011                       125         121
   Nextel Communications Inc.,
    (Step-Up Bond), 9.75%,
    10/31/2007 (d)                           200         133
   Rogers Cantel Inc., 8.80%,
    10/01/2007                               125         117
   SBA Communications Corp., 10.25%,
    02/01/2009                               150         137
   Spectrasite Holdings Inc., (Step-Up
    Bond), 12.875%, 03/15/2010 (d)           150          63
   TeleCorp PCS Inc., 10.625%, 07/15/2010     25          24
                                                  -----------
                                                         758

     Total Corporate Bonds
       (cost $19,426)                                 17,501
                                                  -----------

Preferred Stocks - 0.4%
-----------------------
Wireless Telecommunications - 0.4%
    Rural Cellular Corp., 12.25%               -          70
                                                  -----------

     Total Preferred Stocks
       (cost $71)                                         70
                                                  -----------

Short Term Investments - 6.0%
-----------------------------
Money Market Fund - 0.0%
   Dreyfus Cash Management Plus, 4.11% (a)     1           1

Repurchase Agreement - 6.0%
   Repurchase agreement with State
    Street Bank, 3.93%
    (Collateralized by $1,155,000
    U.S. Treasury Note, 4.25%, due
    11/15/2003, market value
    $1,179,602), acquired on
    06/29/2001, due 07/02/2001       $     1,132       1,132
                                                  -----------

         Total Short Term Investments
             (cost $1,133)                             1,133
                                                  -----------

Total Investments - 100%
------------------------
    (cost $20,630)                                 $  18,704
                                                  ===========

-------------------------------------------------------------
 Salomon Brothers/JNL U.S. Government & Quality Bond Series
-------------------------------------------------------------

Corporate Bond - 0.6%
---------------------
Asset Backed Security - 0.6%
   Green Tree Financial Corp.,
      7.07%, 01/15/2029                    1,337       1,345
                                                  -----------

     Total Corporate Bond
       (cost $1,282)                                   1,345
                                                  -----------
                     See notes to the financial statements.

U.S. Government Securities - 76.9%
----------------------------------
U.S. Government Agencies - 35.5%
   Federal Home Loan Bank, 5.80%,
    09/02/2008 (f)                   $     3,500       3,473
   Federal Home Loan Mortgage Corp.
    6.00%, 09/01/2010                          1           1
    7.00%, 07/01/2011                         48          49
    6.50%, 08/01/2013                        333         336
    8.25%, 04/01/2017                        135         142
    10.50%, 06/01/2020                       309         341
    8.00%, 07/01/2020                        455         472
    10.00%, 09/01/2020                       616         668
    8.50%, 03/15/2024                      1,750       1,832
    6.00%, 11/01/2028 (f)                  3,868       3,741
    6.00%, TBA (c)                        20,000      19,355
    7.00%, TBA (c)                         4,000       4,026
   Federal National Mortgage
   Association
    7.372%, 01/17/2013 (f) (g)             2,755       2,899
    12.50%, 09/20/2015                         9          10
    13.00%, 11/15/2015                         7           8
    12.00%, 01/01/2016                       254         293
    12.00%, 01/15/2016                         9          10
    12.50%, 01/15/2016                       130         150
    11.50%, 09/01/2019                         2           3
    10.50%, 08/01/2020                        43          47
    6.50%, 03/01/2026                        237         234
    7.00%, 05/01/2026                        170         172
    9.00%, 08/01/2026                         74          79
    7.00%, 11/01/2028                        395         397
    7.00%, 12/01/2028                        211         212
    6.69%, 12/28/2028                      1,182       1,215
    7.00%, 03/01/2029                        807         812
    8.00%, 07/01/2029                         40          41
    8.00%, 11/01/2029                        275         284
    8.00%, 12/01/2029                        598         618
    7.00%, 01/01/2030                      2,130       2,142
    8.00%, 01/01/2030                        807         835
    8.00%, 02/01/2030                        145         150
    8.00%, 05/01/2030                        130         134
    6.527%, 05/25/2030                     2,250       2,229
    8.00%, 09/01/2030                         88          91
    8.00%, 10/01/2030                        374         387
    8.00%, 11/01/2030                         41          42
    8.00%, 01/01/2031                      1,575       1,630
    7.50%, 02/01/2031 (f)                  4,462       4,556
    8.00%, 02/01/2031                      1,154       1,193
    8.00%, 03/01/2031                        620         643
    8.00%, 04/01/2031                        158         164
    6.00%, TBA (c)                         9,400       9,032
    6.50%, TBA (c)                        13,000      12,800
   Government National Mortgage
      Association
    13.50%, 07/15/2010                       137         160
    8.50%, 01/15/2018                         73          78
   Government National Mortgage
      Association II
    9.00%, 12/20/2019                      2,526       2,721

                                                  -----------
                                                      80,907
U.S. Treasury Securities - 41.4%
   U.S. Treasury Bonds
    6.625%, 02/15/2027                     2,350       2,575
    6.375%, 08/15/2027                     1,000       1,063
    5.25%, 11/15/2028 (f)                  2,000       1,829
    5.25%, 02/15/2029 (f)                  2,000       1,831
    6.125%, 08/15/2029 (f)                 5,750       5,963


   U.S. Treasury Notes
    5.25%, 05/15/2004 (l)                  8,500       8,649
    5.875%, 11/15/2004                     5,000       5,172
    6.75%, 05/15/2005                     12,000      12,777
    5.75%, 11/15/2005                     18,500      19,052
    4.625%, 05/15/2006                     9,000       8,876
    6.50%, 02/15/2010                      6,750       7,251
    5.00%, 02/15/2011                     20,000      19,406
                                                  -----------
                                                      94,444
                                                  -----------
     Total U.S. Government Securities
      (cost $173,819)                                175,351
                                                  -----------

Short Term Investments - 22.5%
------------------------------
Commercial Paper - 19.9%
   Grand Funding II, 4.30%,
   07/16/2001 (f)                         10,000       9,982
   Mermaid Funding, 4.22%,
   07/13/2001 (f)                         10,000       9,986
   Motorola Inc., 4.60%, 07/16/2001 (f)    9,970       9,951
   Nisource Finance, 4.15%,
   07/16/2001 (f)                          5,393       5,384
   Safeco Credit Co., 4.25%,
   07/16/2001 (f)                         10,000       9,982
                                                  -----------
                                                      45,285
Money Market Fund - 0.0%
   Dreyfus Cash Management Plus, 4.11% (a)     1           1


Repurchase Agreement - 2.6%
   Repurchase agreement with State
    Street Bank, 3.93%
    (Collateralized by $5,985,000
    U.S. Treasury Note, 4.25%, due
    1/15/2003, market value
    $6,108,291), acquired on
    06/29/2001, due 07/02/2001       $     5,870       5,870
                                                  -----------

     Total Short Term Investments
      (cost $51,156)                                  51,156
                                                  -----------

Total Investments - 100%
------------------------
   (cost $226,257)                                 $ 227,852
                                                  ===========


Schedule of Futures Contracts, June 30, 2001:
---------------------------------------------
  Notional                                        Unrealized
   Amount                                         Appreciation
--------------                                   -------------
  $30,000       U.S. Treasury Note Future,
                5-Year, 6.00%, Expiration
                September 2001                    $       101

    2,500       U.S. Treasury Note Future,
                10-Year, 6.00%, Expiration
                September 2001                             16
                                                  -------------
                                                   $      117
                                                  =============

-------------------------------------------------------------
T. Rowe Price/JNL Established Growth Series
-------------------------------------------------------------

Common Stocks - 95.5%
---------------------
Advertising - 1.2%
   Omnicom Group Inc.                         39       3,328
   WPP Group Inc.                            268       2,638
                                                  -----------
                                                       5,966
Aerospace & Defense - 0.3%
   United Technologies Corp.                  22       1,626

Banks - 4.6%
   Bank of New York Co. Inc.                  69       3,312
   Fifth Third Bancorp.                       71       4,276
   JP Morgan Chase & Co.                      36       1,608
   Mellon Financial Corp.                    115       5,295
   State Street Corp.                         32       1,603
   US Bancorp                                106       2,409

                     See notes to the financial statements.

   Wells Fargo & Co.                          86   $   3,987
                                                  -----------
                                                      22,490
Beverages - 2.1%
   Coca-Cola Co.                             106       4,752
   PepsiCo Inc.                              126       5,560
                                                  -----------
                                                      10,312
Biotechnology - 0.3%
   Amgen Inc. (b)                             25       1,517

Commercial Services - 2.0%
   Cendant Corp. (b)                         174       3,385
   Concord EFS Inc. (b)                      121       6,293
                                                  -----------
                                                       9,678
Computers - 1.3%
   Brocade Communications Systems Inc. (b)    26       1,125
   Dell Computer Corp. (b)                    67       1,736
   Electronic Data Systems Corp.              25       1,575
   EMC Corp. (b)                              66       1,906
                                                  -----------
                                                       6,342
Diversified Financial Services - 11.8%
   American Express Co.                       29       1,129
   Capital One Financial Corp.                39       2,322
   Charles Schwab Corp.                       44         672
   Citigroup Inc.                            350      18,512
   Fairfax Financial Holdings Ltd. (b)        17       2,493
   Fannie Mae                                 71       6,071
   Freddie Mac                               230      16,114
   Morgan Stanley Dean Witter & Co.           77       4,926
   Providian Financial Corp.                  99       5,831
                                                  -----------
                                                      58,070
Electronics - 2.5%
   Celestica Inc. (b)                         20       1,034
   Flextronics International Ltd. (b)        222       5,802
   Koninklijke Phillips Electronics NV        43       1,145
   Samsung Electronics                        13       1,890
   Waters Corp. (b)                           86       2,366
                                                  -----------
                                                      12,237
Food - 3.8%
   Compass Group Plc (b)                      65         516
   General Mills Inc.                         35       1,537
   Kraft Foods Inc. (b)                       42       1,305
   Kroger Co. (b)                            259       6,470
   Safeway Stores Inc. (b)                   112       5,390
   Sysco Corp.                               129       3,491
                                                  -----------
                                                      18,709
Healthcare - 6.9%
   Baxter International Inc.                  90       4,395
   HCA - The Healthcare Co.                   98       4,415
   Johnson & Johnson                         168       8,410
   UnitedHealth Group Inc.                   177      10,948
   Wellpoint Health Networks Inc. (b)         60       5,692
                                                  -----------
                                                      33,860
Holding Companies - Diversified - 0.8%
   Hutchison Whampoa Ltd.                    393       3,963

Home Furnishings - 0.7%
   SONY Corp.                                 55       3,590

Insurance - 5.1%
   ACE Ltd.                                  156       6,110
   American International Group Inc.          45       3,904
   Hartford Financial Services Group Inc.     78       5,342
   Loews Corp.                                39       2,493
   Marsh & McLennan Cos. Inc.                 38       3,808
   Progressive Corp.                          18       2,460
   XL Capital Ltd.                            11   $     870
                                                  -----------
                                                      24,987
Internet - 1.8%
   Check Point Software Technologies Ltd.(b)  15         769
   Exodus Communications Inc. (b)            126         260
   TMP Worldwide Inc. (b)                     37       2,175
   VeriSign Inc. (b)                          95       5,683
                                                  -----------
                                                       8,887

Leisure Time - 0.2%
   Harley-Davidson Inc.                       25       1,186

Lodging - 1.0%
   MGM Grand Inc.(b)                          78       2,340
     Starwood Hotels & Resorts
     Worldwide Inc.                           76       2,815
                                                  -----------
                                                       5,155

Manufacturing - 4.8%
   Danaher Corp.                              16         874
   General Electric Co.                      307      14,966
   Honeywell International Inc.              101       3,537
   Tyco International Ltd.                    82       4,459
                                                  -----------
                                                      23,836

Media - 8.0%
   AOL Time Warner Inc. (b)                  208      11,019
   AT&T Corp. - Liberty Media Group  -
    Class A (b)                              392       6,856
   Clear Channel Communications Inc. (b)      81       5,054
   Comcast Corp. (b)                         104       4,522
   Fox Entertainment Group Inc. (b)           30         823
   Univision Communications Inc. (b)          40       1,724
   Viacom Inc. - Class B (b)                 141       7,293
   VNU NV (b)                                 62       2,103
                                                  -----------
                                                      39,394

Oil & Gas Producers - 3.6%
   Chevron Corp.                              70       6,335
   Exxon Mobil Corp.                          67       5,827
   Royal Dutch Petroleum Co. - NYS            92       5,338
                                                  -----------
                                                      17,499

Oil & Gas Services - 0.8%
   Baker Hughes Inc.                         125       4,184

Pharmaceuticals - 9.4%
   Abbott Laboratories                        63       3,024
   Allergan Inc.                              54       4,634
   American Home Products Corp.              140       8,158
   Bristol-Myers Squibb Co.                   38       1,987
   MedImmune Inc. (b)                        113       5,324
   Merck & Co. Inc.                           25       1,623
   Pfizer Inc.                               389      15,576
   Pharmacia Corp.                            60       2,740
   Schering-Plough Corp.                      95       3,436
                                                  -----------
                                                      46,503

Pipelines - 0.4%
   El Paso Corp.                              33       1,744

Retail - 3.6%
   CVS Corp.                                  28       1,068
   Home Depot Inc.                            91       4,257
   Target Corp.                              133       4,612
   Wal-Mart de Mexico SA de CV -  ADR (b)    109       2,937
   Wal-Mart Stores Inc.                      101       4,943
                                                  -----------
                                                      17,817

Semiconductors - 2.0%
   Altera Corp. (b)                           60       1,752
   Analog Devices Inc. (b)                    56       2,439
   Applied Materials Inc. (b)                 40       1,944

                     See notes to the financial statements.

   Intel Corp.                                29         854
   KLA-Tencor Corp. (b)                       10         591
   Maxim Integrated Products Inc. (b)         49       2,171
                                                  -----------
                                                       9,751

Software - 6.4%
   Adobe Systems Inc.                         32       1,512
   Automatic Data Processing Inc.             77       3,827
   Electronic Arts Inc. (b)                   37       2,137
   First Data Corp.                          194      12,452
   Microsoft Corp. (b)                       126       9,119


   Siebel Systems Inc. (b)                    52       2,420
                                                  -----------
                                                      31,467

Telecommunications - 0.6%
   China Unicom - ADR (b)                    114       2,014
   SBC Communications Inc.                    30       1,182
                                                  -----------
                                                       3,196

Telecommunications Equipment - 2.5%
   CIENA Corp. (b)                            49       1,873
   Cisco Systems Inc. (b)                    318       5,791
   JDS Uniphase Corp. (b)                     93       1,191
   Juniper Networks Inc. (b)                  25         790
   Nokia Corp. - ADR                          84       1,856
   Qualcomm Inc. (b)                          12         719
                                                  -----------
                                                      12,220

Tobacco - 2.0%
   Philip Morris Cos. Inc.                   195       9,917

Wireless Telecommunications - 5.0%
   China Telecom (Hong Kong) Ltd. (b)        467       2,467
   Crown Castle International Corp. (b)      265       4,344
   Nextel Communications Inc. (b)             25         431
   NTT DoCoMo Inc.                             -       3,758
   Orange SA (b)                             154       1,250
   Sprint Corp. (PCS Group) (b)              279       6,728
   Vodafone Group Plc                      2,618       5,799
                                                  -----------
                                                      24,777
                                                  -----------

     Total Common Stocks
       (cost $457,260)                               470,890
                                                  -----------

Short Term Investments - 4.5%
-----------------------------
Money Market Funds - 4.5%
   Dreyfus Cash Management Plus,
   4.11% (a)                               2,562       2,562
   T. Rowe Price Reserves Investment
    Fund, 4.36% (a)                       19,383      19,383
                                                  -----------

     Total Short Term Investments
       (cost $21,945)                                 21,945
                                                  -----------

 Total Investments - 100%
-------------------------
     (cost $479,205)                               $ 492,835
                                                  ===========


Summary of Investments by Country, June 30, 2001:
-------------------------------------------------------------
   Country                           % of            Market
                                     Investment      Value
-----------------------------------------------   ----------
  Bermuda                                  2.3%   $   11,439
  Canada                                   0.7         3,528
  Finland                                  0.4         1,856
  France                                   0.3         1,250
  Hong Kong                                1.3         6,430
  Israel                                   0.2           769
  Japan                                    1.5         7,348
  Mexico                                   0.6         2,937
  Netherlands                              1.7         8,586
-------------------------------------------------------------
   Country (continued)               % of         Market
                                     Investment       Value
-------------------------------------------------------------
  South Korea                              0.4%    $   1,890
  United Kingdom                           1.8         8,953
  United States                           88.8       437,849
                                     ------------ -----------
     Total                               100.0%   $  492,835
                                     ============ ===========

-------------------------------------------------------------
  T. Rowe Price/JNL Mid-Cap Growth Series
-------------------------------------------------------------

Common Stocks - 94.4%
---------------------
Advertising - 1.9%
   Catalina Marketing Corp. (b)               99   $   3,014
   Lamar Advertising Co. (b)                 101       4,435
                                                  -----------
                                                       7,449
Aerospace & Defense - 0.6%
   L-3 Communications Holdings Inc. (b)       34       2,594

Agriculture - 0.3%
   Monsanto Co.                               28       1,036

Banks - 0.9%
   North Fork Bancorp. Inc.                  102       3,150
   Silicon Valley Bancshares (b)              31         682
                                                  -----------
                                                       3,832

Biotechnology - 1.7%
   Human Genome Sciences Inc. (b)             27       1,621
   IDEC Pharmaceuticals Corp. (b)             41       2,802
   Invitrogen Corp. (b)                       40       2,242
                                                  -----------
                                                       6,665
Commercial Services - 9.4%
   BISYS Group Inc. (b)                       72       4,248
   Concord EFS Inc. (b)                      183       9,523
   Equifax Inc.                               21         759
   Iron Mountain Inc. (b)                     64       2,870
   KPMG Consulting Inc. (b)                  179       2,748
   Manpower Inc.                             131       3,929
   Robert Half International Inc. (b)        238       5,919
   Sungard Data Systems Inc. (b)             143       4,285
   Viad Corp.                                 86       2,270
                                                  -----------
                                                      36,551
Computers - 3.0%
   Affiliated Computer Services
      Inc.  -  Class A (b)                   110       7,931
   Brocade Communications Systems Inc. (b)    19         836
   Ceridian Corp. (b)                        115       2,205
   McDATA Corp. (b)                           30         527
                                                  -----------
                                                      11,499

Diversified Financial Services - 6.9%
   Capital One Financial Corp.                41       2,435
   E*TRADE Group Inc. (b)                     68         441
   Federated Investors Inc.                  175       5,641
   Franklin Resources Inc.                   104       4,742
   Heller Financial Inc.                     108       4,320
   Instinet Group Inc. (b)                    11         198
   Legg Mason Inc.                            14         697
   Waddell & Reed Financial Inc. - Class A   259       8,233
                                                  -----------
                                                      26,707

Electric - 0.7%
   Orion Power Holdings Inc. (b)              96       2,286
   Reliant Resources Inc. (b)                 24         593
                                                  -----------
                                                       2,879

Electrical Components & Equipment - 0.5%
   Molex Inc.                                 59       1,771


                     See notes to the financial statements.

Electronics - 3.4%
   Celestica Inc. (b)                         23   $   1,184
   Flextronics International Ltd. (b)        117       3,055
   Garmin Ltd. (b)                            37         855
   Jabil Circuit Inc. (b)                    114       3,521
   Sanmina Corp. (b)                          86       2,011
   Waters Corp. (b)                           90       2,485
                                                  -----------
                                                      13,111

Environmental Control - 1.2%
   Republic Services Inc. (b)                243       4,824

Food - 1.3%
   Sysco Corp.                                63       1,719

   Whole Foods Market Inc. (b)               124       3,363
                                                  -----------
                                                       5,082

Healthcare - 6.1%
   Apogent Technologies Inc. (b)             173       4,256
   Cytyc Corp. (b)                            81       1,860
   Health Management Associates Inc. (b)     144       3,030
   Laboratory Corp. of America Holdings (b)   56       4,306
   Lincare Holdings Inc. (b)                 132       3,955
   Wellpoint Health Networks Inc. (b)         64       6,003
                                                  -----------
                                                      23,410
Insurance - 4.2%
   ACE Ltd.                                   88       3,448
   MGIC Investment Corp.                      29       2,107
   Progressive Corp.                          30       4,015
   Protective Life Corp.                      75       2,571
   Radian Group Inc.                          94       3,810
   Willis Group Holdings Ltd. (b)              8         142
                                                   ----------
                                                      16,093

Internet - 3.6%
   CNET Networks Inc. (b)                     62         814
   Exodus Communications Inc. (b)            212         437
   HomeStore.com Inc. (b)                     76       2,646
   Internet Security Systems Inc. (b)         48       2,331
   RealNetworks Inc. (b)                      91       1,074
   TMP Worldwide Inc. (b)                     43       2,554
   VeriSign Inc. (b)                          61       3,661
   WebMD Corp. (b)                            31         215
                                                  -----------
                                                      13,732

Leisure Time - 0.9%
   Sabre Holdings Corp. (b)                   69       3,450

Machinery - 0.4%
   Dover Corp.                                43       1,619

Manufacturing - 1.9%
   Danaher Corp.                              43       2,408
   ITT Industries Inc.                        74       3,283
   Teleflex Inc.                              40       1,773
                                                  -----------
                                                       7,464

Media - 2.6%
   Adelphia Communications Corp. -
      Class A (b)                             58       2,378
   Charter Communications Inc. (b)           146       3,409
   Cox Radio Inc. (b)                        102       2,841
   Entercom Communications Corp. (b)          23       1,233
                                                  -----------
                                                       9,861

Mining - 0.2%
   Peabody Energy Corp. (b)                   20         655

Oil & Gas Producers - 3.4%
   Devon Energy Corp.                         99       5,187
   Diamond Offshore Drilling Inc.            115       3,801
   Ocean Energy Inc.                         233       4,057
                                                  -----------
                                                      13,045

Oil & Gas Services - 2.3%
   BJ Services Co. (b)                       125       3,536
   Smith International Inc. (b)               43       2,582
   Tidewater Inc.                             68       2,579
                                                  -----------
                                                       8,697

Pharmaceuticals - 13.5%
   Abgenix Inc. (b)                           20         878
   Alkermes Inc. (b)                          43       1,499
   Allergan Inc.                              48       4,138
   AmeriSource Health Corp. (b)              160       8,848
   Cephalon Inc. (b)                          59       4,160
   Gilead Sciences Inc. (b)                  102       5,924
   IVAX Corp. (b)                             29       1,131
   King Pharmaceuticals Inc. (b)              98       5,262
   MedImmune Inc. (b)                         97       4,593
   Omnicare Inc.                             277       5,598
   QLT Photo Therapeutics Inc. (b)            32         626
   Sepracor Inc. (b)                          37       1,485
   Shire Pharmaceuticals Group Plc - ADR (b)  75        4,157
   Teva Pharmaceutical Industries
      Ltd. - ADR                              49       3,071
   Vertex Pharmaceuticals Inc. (b)            14         693
                                                  -----------
                                                      52,063

Pipelines - 0.4%
   Aquila Inc. (b)                            66       1,627

Retail - 6.7%
   Best Buy Co. Inc. (b)                      38       2,420
   BJ's Wholesale Club Inc. (b)               87       4,617
   Dollar Tree Stores Inc. (b)               125       3,480
   Family Dollar Stores Inc.                 159       4,078
   MSC Industrial Direct Co. Inc. (b)         73       1,274
   O'Reilly Automotive Inc. (b)              120       3,441
   Outback Steakhouse Inc. (b)               104       2,984
   TJX Cos. Inc.                             114       3,633
                                                  -----------
                                                      25,927

Semiconductors - 5.5%
   Analog Devices Inc. (b)                    67       2,889
   Applied Micro Circuits Corp. (b)           63       1,084
   KLA-Tencor Corp. (b)                       69       4,058
   Lattice Semiconductor Corp. (b)           213       5,202
   Maxim Integrated Products Inc. (b)         70       3,090
   Novellus Systems Inc. (b)                  55       3,123
   Xilinx Inc. (b)                            41       1,678
                                                  -----------
                                                      21,124

Software - 4.7%
   Adobe Systems Inc.                         12         564
   ChoicePoint Inc. (b)                       39       1,657
   Electronic Arts Inc. (b)                   70       4,053
   Informatica Corp. (b)                      58         998
   Intuit Inc. (b)                            62       2,479
   Mercury Interactive Corp. (b)              50       2,965
   NetIQ Corp. (b)                            50       1,576
   Peregrine Systems Inc. (b)                129       3,750
                                                  -----------
                                                      18,042

Telecommunications - 0.8%
   Allegiance Telecom Inc. (b)               180       2,697
   McLeodUSA Inc. (b)                         56         257
                                                  -----------
                                                       2,954

Telecommunications Equipment - 0.7%
   Newport Corp.                              20         533
   ONI Systems Corp. (b)                      34         960
   Sonus Networks Inc. (b)                    52       1,212
                                                  -----------
                                                       2,705

                     See notes to the financial statements.

Transportation - 0.8%
   C.H. Robinson Worldwide Inc.               32         881
   Expeditors International of
      Washington Inc.                         40       2,388
                                                  -----------
                                                       3,269

Wireless Telecommunications - 3.9%
   Crown Castle International Corp. (b)      136       2,233
   Rogers Communications Inc. -
      Class B (b)                            147       2,226
   Triton PCS Holdings Inc. (b)               97       3,977
   Western Wireless Corp. (b)                158       6,803
                                                  -----------
                                                      15,239
                                                  -----------
     Total Common Stocks
       (cost $289,307)                               364,976
                                                  -----------

Short Term Investments - 5.6%
-----------------------------
Money Market Funds - 5.6%
   Dreyfus Cash Management Plus,
    4.11% (a)                             10,357      10,357
   T. Rowe Price Reserves Investment
      Fund, 4.36% (a)                     11,148      11,148
                                                  -----------

     Total Short Term Investments
       (cost $21,505)                                 21,505
                                                  -----------

Total Investments - 100%
------------------------
   (cost $310,812)                                 $ 386,481
                                                  ===========

-------------------------------------------------------------
   T. Rowe Price/JNL Value Series
-------------------------------------------------------------

Common Stocks - 93.9%
Aerospace & Defense - 2.4%
   Lockheed Martin Corp.                      62   $   2,290
   Raytheon Co.                               68       1,816
                                                  -----------
                                                       4,106

Auto Manufacturers - 1.0%
   Ford Motor Co.                             68       1,675

Auto Parts & Equipment - 2.6%
   Dana Corp.                                 46       1,073
   Goodyear Tire & Rubber Co.                 55       1,543
   TRW Inc.                                   47       1,911
                                                  -----------
                                                       4,527

Banks - 6.0%
   AmSouth Bancorp.                           73       1,356
   Bank of America Corp.                      26       1,573
   Bank One Corp.                             54       1,937
   Fleet Boston Financial Corp.               35       1,378
   Mellon Financial Corp.                     26       1,187
   US Bancorp.                                35         800
   Wachovia Corp.                             30       2,149
                                                  -----------
                                                      10,380

Beverages - 1.1%
   Coca-Cola Enterprises Inc.                113       1,848

Chemicals - 2.4%
   E.I. du Pont de Nemours                    42       2,026
   Great Lakes Chemical Corp.                 47       1,441
   Hercules Inc.                              56         636
                                                  -----------
                                                       4,103

Commercial Services - 2.3%
   H&R Block Inc.                             23       1,504
   Moody's Corp.                              31       1,045
   R.R. Donnelley & Sons Co.                  49       1,452
                                                  -----------
                                                       4,001

Computers - 2.4%
   Compaq Computer Corp.                     100   $   1,550
   Hewlett-Packard Co.                        54       1,533
   Unisys Corp. (b)                           78       1,143
                                                  -----------
                                                       4,226

Cosmetics & Personal Care - 1.6%
   Gillette Co.                               53       1,548
   Procter & Gamble Co.                       20       1,270
                                                  -----------
                                                       2,818

Diversified Financial Services - 3.7%
   American Express Co.                       47       1,807
   Citigroup Inc.                             30       1,568
   Fannie Mae                                 14       1,218
   Franklin Resources Inc.                    40       1,831
                                                  -----------
                                                       6,424

Electric - 0.8%
   Niagara Mohawk Holdings Inc. (b)           76       1,348

Electrical Components & Equipment - 0.8%
   American Power Conversion Corp. (b)        84       1,315

Electronics - 1.1%
   Agilent Technologies Inc. (b)              57       1,843

Environmental Control - 1.2%
   Waste Management Inc.                      65       2,013

Forest Products & Paper - 1.0%
   Mead Corp.                                 62       1,683

Hand & Machine Tools - 2.1%
   Black & Decker Corp.                       50       1,969
   Stanley Works                              39       1,645
                                                  -----------
                                                       3,614
Healthcare - 3.1%
   Aetna Inc. (b)                             29         737
   Becton, Dickinson & Co.                    54       1,943
   Boston Scientific Corp. (b)                53         896
   Guidant Corp. (b)                          49       1,753
                                                  -----------
                                                       5,329

Home Furnishings - 1.5%
   Maytag Corp.                               15         427
   SONY Corp.                                 34       2,218
                                                  -----------
                                                       2,645

Household Products - 2.2%
   Clorox Co.                                 52       1,754
   Fortune Brands Inc.                        55       2,094
                                                  -----------
                                                       3,848

Insurance - 7.4%
   Allstate Corp.                             41       1,799
   AON Corp.                                  47       1,635
   Berkshire Hathaway Inc. - Class A (b)       -       1,457
   Chubb Corp.                                28       2,145
   Hartford Financial Services Group Inc.     26       1,792
   Lincoln National Corp.                     27       1,382
   Loews Corp.                                13         863
   UnumProvident Corp.                        56       1,805
                                                  -----------
                                                      12,878

Lodging - 2.1%
   Hilton Hotels Corp.                       150       1,741
   Starwood Hotels & Resorts Worldwide Inc.   53       1,957
                                                  -----------
                                                       3,698

                     See notes to the financial statements.

Machinery -  1.2%
   Rockwell International Corp.               53   $   2,036

Manufacturing - 5.3%
   Cooper Industries Inc.                     59       2,320
   Eastman Kodak Co.                          30       1,395
   Eaton Corp.                                17       1,220
   Honeywell International Inc.               79       2,768
   Pall Corp.                                 60       1,405
                                                  -----------
                                                       9,108

Media - 6.1%
   AOL Time Warner Inc. (b)                   50       2,623
   Chris-Craft Industries Inc. (b)             7         493
   Comcast Corp. (b)                          37       1,614
   Fox Entertainment Group Inc. (b)           46       1,274
   Meredith Corp.                             39       1,404
   Viacom Inc. - Class B (b)                  20       1,036
   Walt Disney Co.                            73       2,121
                                                  -----------
                                                      10,565

Mining - 0.8%
   Phelps Dodge Corp.                         35       1,436

Oil & Gas Producers - 7.7%
   Amerada Hess Corp.                         21       1,721
   Burlington Resources Inc.                  47       1,858
   Conoco Inc. - Class B                      56       1,607
   Exxon Mobil Corp.                          27       2,385
   Imperial Oil Ltd.                          59       1,514
   Texaco Inc.                                23       1,512
   Unocal Corp.                               52       1,779
   USX-Marathon Group Inc.                    31         908
                                                  -----------
                                                      13,284

Pharmaceuticals - 2.5%
   Bristol-Myers Squibb Co.                   43       2,264
   Schering-Plough Corp.                      57       2,055
                                                  -----------
                                                       4,319

Retail - 5.5%
   May Department Stores Co.                  60       2,059
   McDonald's Corp.                           70       1,905
   Nordstrom Inc.                             84       1,562
   RadioShack Corp.                           79       2,413
   Toys "R" Us Inc. (b)                       67       1,658
                                                  -----------
                                                       9,597

Semiconductors - 2.5%
   Agere Systems Inc. (b)                    111         832
   Cypress Semiconductor Corp. (b)            77       1,846
   Texas Instruments Inc.                     53       1,660
                                                  -----------
                                                       4,338

Software - 0.7%
   Microsoft Corp. (b)                        17       1,241

Telecommunications - 4.4%
   AT&T Corp.                                 85       1,870
   Cable & Wireless Plc - ADR                 59       1,055
   CenturyTel Inc.                            38       1,148
   Sprint Corp. (FON Group)                   90       1,927
   WorldCom Inc. (b)                         105       1,571
                                                  -----------
                                                       7,571

Telecommunications Equipment - 1.3%
   Corning Inc.                               79       1,322
   JDS Uniphase Corp. (b)                     50         640
   Lucent Technologies Inc.                   55         341
                                                  -----------
                                                       2,303

Tobacco - 0.5%
   UST Inc.                                   32         932

Toys & Hobbies - 0.9%
   Hasbro Inc.                               111   $   1,603


Transportation - 3.5%
   CNF Inc.                                   48       1,353
   Norfolk Southern Corp.                     66       1,366
   Ryder System Inc.                          91       1,780
   Union Pacific Corp.                        27       1,505
                                                  -----------
                                                       6,004

Wireless Telecommunications - 2.2%
   Motorola Inc.                             107       1,767
   Rogers Communications Inc. -  Class B (b) 130       1,971
                                                  -----------
                                                       3,738
                                                  -----------
     Total Common Stocks
       (cost $161,909)                               162,397
                                                  -----------

Short Term Investments - 6.1%
-----------------------------
Money Market Funds - 6.1%
   Dreyfus Cash Management Plus, 4.11% (a) 3,006       3,006
   T. Rowe Price Reserves Investment
      Fund, 4.36% (a)                      7,490       7,490
                                                  -----------

     Total Short Term Investments
       (cost $10,496)                                 10,496
                                                  -----------

Total Investments - 100%
------------------------
   (cost $172,405)                                 $ 172,893
                                                  ===========

-------------------------------------------------------------
 JNL/S&P Conservative Growth Series
-------------------------------------------------------------

Investment Company Securities - 100%
------------------------------------
   JNL/Alliance Growth Series                181   $   2,204
   JNL/Janus Aggressive Growth Series         54       1,192
   JNL/Janus Growth & Income Series           33         259
   JNL/J.P. Morgan Enhanced S&P 500
    Stock Index Series                       300       2,647
   JNL/Oppenheimer Global Growth Series       78         753
   JNL/PIMCO Total Return Bond Series        239       2,533
   PPM America/JNL Money Market Series       701         701
   Salomon Brothers/JNL Balanced Series       92         963
   Salomon Brothers/JNL Global Bond Series    92         983
   Salomon Brothers/JNL High Yield
    Bond Series                              122         984
                                                  -----------

Total Investments - 100%
------------------------
   (cost  $14,160)                                 $  13,219
                                                  ===========

-------------------------------------------------------------
 JNL/S&P Moderate Growth Series
-------------------------------------------------------------

Investment Company Securities - 100%
------------------------------------
   JNL/Alliance Growth Series                429   $   5,212
   JNL/Janus Aggressive Growth Series        145       3,194
   JNL/Janus Growth & Income Series          148       1,167
   JNL/J.P. Morgan Enhanced S&P 500
    Stock Index Series                       743       6,550
   JNL/Oppenheimer Global Growth Series      233       2,249
   JNL/PIMCO Total Return Bond Series        361       3,821
   JNL/Putnam Midcap Growth Series           101         866
   Lazard/JNL Mid Cap Value Series            26         341
   Lazard/JNL Small Cap Value Series          61         685
   Salomon Brothers/JNL Balanced Series      149       1,555
   Salomon Brothers/JNL Global Bond Series   149       1,589
   Salomon Brothers/JNL High Yield
    Bond Series                              197       1,591

                     See notes to the financial statements.

   T. Rowe Price/JNL Mid-Cap Growth Series    27         638
                                                  -----------
Total Investments - 100%
------------------------
   (cost  $32,668)                                 $  29,458
                                                  ===========

-------------------------------------------------------------
 JNL/S&P Aggressive Growth Series
-------------------------------------------------------------

Investment Company Securities - 100%
   JNL/Alliance Growth Series                379   $   4,603
   JNL/Janus Aggressive Growth Series        129       2,839
   JNL/J.P. Morgan Enhanced S&P 500
    Stock Index Series                       665       5,868
   JNL/Oppenheimer Global Growth Series      195       1,889
   JNL/Putnam Midcap Growth Series           137       1,170
   Lazard/JNL Mid Cap Value Series            73         942
   Lazard/JNL Small Cap Value Series         105       1,180
   T. Rowe Price/JNL Mid-Cap Growth Series    47       1,089
                                                  -----------
Total Investments - 100%
------------------------
   (cost  $22,919)                                 $  19,580
                                                  ===========


-------------------------------------------------------------
 JNL/S&P Conservative Growth Series I
-------------------------------------------------------------

Investment Company Securities - 100%
------------------------------------
   JNL/Alger Growth Series                   186       3,292
   JNL/Alliance Growth Series                489       5,938
   JNL/Eagle Core Equity Series              960      14,844
   JNL/Janus Aggressive Growth Series        260       5,729
   JNL/Janus Balanced Series                 356       3,324
   JNL/Oppenheimer Global Growth Series      945       9,134
   JNL/Putnam Growth Series                  393       7,635
   JNL/Putnam Value Equity Series            392       6,893
   PPM America/JNL High Yield Bond
   Series                                  1,149      10,252
   PPM America/JNL Money Market Series    17,466      17,466
   Salomon Brothers/JNL Global Bond
    Series                                 1,804      19,265
   Salomon Brothers/JNL U.S.
    Government & Quality Bond Series       2,033      22,724
   T. Rowe Price/JNL Established
   Growth Series                           1,018      17,618
   T. Rowe Price/JNL Value Series          1,963      22,809
                                                  -----------

Total Investments - 100%
------------------------
   (cost  $175,886)                                $ 166,923
                                                  ===========

-------------------------------------------------------------
 JNL/S&P Moderate Growth Series I
-------------------------------------------------------------

Investment Company Securities - 100%
------------------------------------
   JNL/Alger Growth Series                   468   $   8,266
   JNL/Alliance Growth Series              1,028      12,485
   JNL/Eagle Core Equity Series            1,787      27,628
   JNL/Eagle SmallCap Equity Series          193       3,028
   JNL/Janus Aggressive Growth Series        658      14,480
   JNL/Janus Balanced Series                 895       8,350
   JNL/Oppenheimer Global Growth Series    2,118      20,478
   JNL/Putnam Growth Series                  529      10,265
   JNL/Putnam Midcap Growth Series           615       5,255
   JNL/Putnam Value Equity Series            655      11,526
   PPM America/JNL High Yield Bond Series  1,281      11,426
   PPM America/JNL Money Market Series    14,606      14,606
   Salomon Brothers/JNL Global Bond
    Series                                 2,193      23,424
   Salomon Brothers/JNL U.S.
    Government & Quality Bond Series       2,091      23,380
   T. Rowe Price/JNL Established
    Growth Series                          2,019      34,934
   T. Rowe Price/JNL Mid-Cap Growth Series   125      2,919
   T. Rowe Price/JNL Value Series          3,785      43,977
                                                  -----------

Total Investments - 100%
------------------------
   (cost  $295,172)                                $ 276,427
                                                  ===========

-------------------------------------------------------------
 JNL/S&P Aggressive Growth Series I
-------------------------------------------------------------

Investment Company Securities - 100%
------------------------------------
   JNL/Alger Growth Series                   239   $   4,230
   JNL/Alliance Growth Series                469       5,703
   JNL/Eagle Core Equity Series              822      12,710
   JNL/Eagle SmallCap Equity Series          149       2,330
   JNL/Janus Aggressive Growth Series        291       6,408
   JNL/Janus Balanced Series                 343       3,201
   JNL/Janus Capital Growth Series            47         805
   JNL/Oppenheimer Global Growth Seri        907       8,772
   JNL/Putnam Growth Series                  252       4,891
   JNL/Putnam Midcap Growth Series           470       4,017
   JNL/Putnam Value Equity Series            252       4,431
   PPM America/JNL High Yield Bond Series    616       5,492
   Salomon Brothers/JNL Global Bond Series   422       4,503
   T. Rowe Price/JNL Established
    Growth Series                            891      15,409
   T. Rowe Price/JNL Mid-Cap Growth Series    96       2,242
   T. Rowe Price/JNL Value Series          1,650      19,175
                                                  -----------

Total Investments - 100%
------------------------
   (cost  $114,476)                                $ 104,319
                                                  ===========

-------------------------------------------------------------
 JNL/S&P Very Aggressive Growth Series I
-------------------------------------------------------------

Investment Company Securities - 100%
------------------------------------
   JNL/Alger Growth Series                   244   $   4,315
   JNL/Alliance Growth Series                726       8,818
   JNL/Eagle Core Equity Series              319       4,938
   JNL/Eagle SmallCap Equity Series           87       1,360
   JNL/Janus Aggressive Growth Series        192       4,235
   JNL/Janus Capital Growth Series            54         921
   JNL/Janus Global Equities Series          129       2,881
   JNL/Oppenheimer Global Growth Series      278       2,686
   JNL/Putnam Growth Series                  146       2,838
   JNL/Putnam Midcap Growth Series           341       2,912
   JNL/Putnam Value Equity Series            110       1,941
   T. Rowe Price/JNL Established
    Growth Series                            690      11,944
   T. Rowe Price/JNL Mid-Cap Growth Series    84       1,961
   T. Rowe Price/JNL Value Series            624       7,254
                                                  -----------

Total Investments - 100%
------------------------
   (cost  $67,400)                                 $  59,004
                                                  ===========

-------------------------------------------------------------
 JNL/S&P Equity Growth Series I
-------------------------------------------------------------

Investment Company Securities - 100%
------------------------------------
   JNL/Alger Growth Series                   721   $  12,743
   JNL/Alliance Growth Series              1,774      21,549
   JNL/Eagle Core Equity Series              827      12,779
   JNL/Eagle SmallCap Equity Series          336       5,260
   JNL/Janus Aggressive Growth Series        440       9,696
   JNL/Janus Capital Growth Series           214       3,668
   JNL/Janus Global Equities Series          336       7,472
   JNL/Oppenheimer Global Growth Series      729       7,047
   JNL/Oppenheimer Growth Series             610       5,937

                     See notes to the financial statements.

   JNL/Putnam Growth Series                   79       1,529
   JNL/Putnam Midcap Growth Series         1,065       9,091
   T. Rowe Price/JNL Established
    Growth Series                          1,793      31,013
   T. Rowe Price/JNL Mid-Cap Growth
    Series                                   290       6,754
   T. Rowe Price/JNL Value Series          1,609      18,697
                                                  -----------

Total Investments - 100%
------------------------
   (cost  $175,480)                                $ 153,235
                                                  ===========

-------------------------------------------------------------
 JNL/S&P Equity Aggressive Growth Series I
-------------------------------------------------------------

Investment Company Securities - 100%
------------------------------------
   JNL/Alger Growth Series                   255   $   4,517
   JNL/Alliance Growth Series                366       4,449
   JNL/Eagle Core Equity Series              234       3,622
   JNL/Eagle SmallCap Equity Series          127       1,994
   JNL/Janus Aggressive Growth Series        123       2,718
   JNL/Janus Capital Growth Series            79       1,355
   JNL/Janus Global Equities Series           95       2,115
   JNL/Oppenheimer Global Growth Series      204       1,973
   JNL/Oppenheimer Growth Series             173       1,687
   JNL/Putnam Midcap Growth Series           350       2,990
   T. Rowe Price/JNL Established
    Growth Series                            481       8,325
   T. Rowe Price/JNL Mid-Cap Growth Series   103       2,395
   T. Rowe Price/JNL Value Series            458       5,325
                                                  -----------

Total Investments - 100%
------------------------
   (cost  $50,517)                                 $  43,465
                                                  ===========

-------------------------------------------------------------
 JNL/S&P Conservative Growth Series II
-------------------------------------------------------------

Investment Company Securities - 100%
------------------------------------
   JNL/Alliance Growth Series                202   $   2,458
   JNL/Janus Aggressive Growth Series         31         691
   JNL/Oppenheimer Global Growth Series       65         634
   JNL/PIMCO Total Return Bond Series        127       1,340
   JNL/Putnam Growth Series                   27         527
   JNL/Putnam Value Equity Series            122       2,146
   Salomon Brothers/JNL Balanced Series      102       1,067
   Salomon Brothers/JNL Global Bond Series   114       1,215


   Salomon Brothers/JNL High Yield
    Bond Series                              151       1,218
                                                  -----------

Total Investments - 100%
------------------------
   (cost  $11,782)                                 $  11,296
                                                  ===========

-------------------------------------------------------------
 JNL/S&P Moderate Growth Series II
-------------------------------------------------------------

Investment Company Securities - 100%
   JNL/Alliance Growth Series                361   $   4,382
   JNL/Janus Aggressive Growth Series         59       1,297
   JNL/Oppenheimer Global Growth Series      143       1,384
   JNL/PIMCO Total Return Bond Series        114       1,212
   JNL/Putnam Growth Series                   63       1,215
   JNL/Putnam Midcap Growth Series            42         355
   JNL/Putnam Value Equity Series            179       3,157
   Lazard/JNL Mid Cap Value Series            50         648
   Lazard/JNL Small Cap Value Series          38         433
   Salomon Brothers/JNL Balanced Series      188       1,964
   Salomon Brothers/JNL Global Bond Series   113       1,208


   Salomon Brothers/JNL High Yield           150       1,212
    Bond Series
                                                  -----------

Total Investments - 100%
------------------------
   (cost  $20,145)                                 $  18,467
                                                  ===========

-------------------------------------------------------------
 JNL/S&P Aggressive Growth Series II
-------------------------------------------------------------

Investment Company Securities - 100%
------------------------------------
   JNL/Alliance Growth Series                137   $   1,670
   JNL/Janus Aggressive Growth Series         27         600
   JNL/Oppenheimer Global Growth Series       50         482
   JNL/Putnam Growth Series                   25         485
   JNL/Putnam Midcap Growth Series            13         111
   JNL/Putnam Value Equity Series             67       1,180
   Lazard/JNL Mid Cap Value Series            21         273
   Lazard/JNL Small Cap Value Series          18         204
   Salomon Brothers/JNL Global Bond Series    30         318
   Salomon Brothers/JNL High Yield
    Bond Series                               40         319
                                                  -----------

Total Investments - 100%
------------------------
   (cost  $6,454)                                  $   5,642
                                                  ===========

-------------------------------------------------------------
 JNL/S&P Very Aggressive Growth Series II
-------------------------------------------------------------

Investment Company Securities - 100%
------------------------------------
   JNL/Alliance Growth Series                 92   $   1,115
   JNL/Janus Aggressive Growth Series         18         400
   JNL/Janus Global Equities Series            8         183
   JNL/Oppenheimer Global Growth Series       17         169
   JNL/Putnam Growth Series                   17         324
   JNL/Putnam Midcap Growth Series            17         148
   JNL/Putnam Value Equity Series             45         791
   Lazard/JNL Mid Cap Value Series            18         230
   Lazard/JNL Small Cap Value Series          20         229
   T. Rowe Price/JNL Mid-Cap Growth Series     7         168
                                                  -----------

Total Investments - 100%
------------------------
   (cost  $4,438)                                  $   3,757
                                                  ===========

-------------------------------------------------------------
 JNL/S&P Equity Growth Series II
-------------------------------------------------------------

Investment Company Securities - 100%
------------------------------------
   JNL/Alliance Growth Series                242   $   2,935
   JNL/Janus Aggressive Growth Series         58       1,272
   JNL/Janus Global Equities Series           22         494
   JNL/Oppenheimer Global Growth Series       48         463
   JNL/Oppenheimer Growth Series              60         579
   JNL/Putnam Growth Series                   21         405
   JNL/Putnam Midcap Growth Series            47         402
   JNL/Putnam Value Equity Series             96       1,683
   Lazard/JNL Mid Cap Value Series            48         617
   Lazard/JNL Small Cap Value Series          66         740
   T. Rowe Price/JNL Mid-Cap Growth Series    24         567
                                                  -----------

Total Investments - 100%
------------------------
   (cost  $11,615)                                 $  10,157
                                                  ===========


                     See notes to the financial statements.

-------------------------------------------------------------
 JNL/S&P Equity Aggressive Growth Series II
-------------------------------------------------------------

Investment Company Securities - 100%
   JNL/Alliance Growth Series                 72   $     874
   JNL/Janus Aggressive Growth Series         19         418
   JNL/Janus Global Equities Series            7         153
   JNL/Oppenheimer Global Growth Series       15         142
   JNL/Oppenheimer Growth Series              25         244
   JNL/Putnam Midcap Growth Series            14         124
   JNL/Putnam Value Equity Series             30         520
   Lazard/JNL Mid Cap Value Series            18         228
   Lazard/JNL Small Cap Value Series          24         266
   T. Rowe Price/JNL Mid-Cap Growth Series     7         174
                                                  -----------

Total Investments - 100%
   (cost  $3,604)                                  $   3,143
                                                  ===========


--------------------------------------------------------------------------------


(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2001.
(b)  Non-income producing security.
(c)  Investment purchased on a when-issued basis.
(d) Deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(e)  Restricted security. Certain conditions for public sale may exist.
(f) Security pledged as collateral for an investment purchased on a when-issued basis.
(g)  Variable rate security. Rate stated is in effect as of June 30, 2001.
(h) Coupon payment periodically increases over the life of the security. Rate is in effect as of June 30, 2001.
(i)  Security is in default.
(j)  Convertible security.
(k)  Zero coupon security. Rate stated is the quoted yield as of June 30, 2001.
(l)  Security pledged to cover margin requirements on open futures contracts.



Key to Currency Abbreviations:
-----------------------------

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - European Currency Unit
GBP - British Pound
GRD - Greek Drachma
HKD - Hong Kong Dollar
JPY - Japanese Yen
KRW - Korean Won
NOK - Norwegian Krone
PLN - Polish Zolty
SEK - Swedish Krona
SGD - Singapore Dollar


                     See notes to the financial statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities
(in thousands, except net asset value per share)
June 30, 2001


                                                                                              JNL/           JNL/
                                                                               JNL/Eagle   J.P. Morgan    J.P. Morgan    JNL/Janus
                                        JNL/Alger   JNL/Alliance  JNL/Eagle    SmallCap   Enhanced S&P   International  Aggressive
                                         Growth       Growth      Core Equity   Equity      500 Stock     & Emerging      Growth
                                         Series       Series        Series      Series    Index Series   Markets Series   Series
Assets                                 ----------- ------------- ------------ ----------  ------------- --------------- ------------
Investments, at cost                     $393,829     $ 153,304    $ 155,245    $101,167       $ 27,387        $ 8,847    $ 647,155
                                       =========== ============= ============ ==========  ============= =============== ============
Investments, at value (a)                $390,765     $ 137,221    $ 157,836    $104,737       $ 26,146        $ 8,091    $ 583,361
Cash                                            -             -            -           -              -              2            -
Foreign currency                                -             -            -           -              -             51            -
Receivables:
   Dividends and interest                     164            72          132          47             26              9           75
   Forward currency contracts                   -             -            -           -              -             22        2,255
   Foreign taxes recoverable                    -             -            -           -              -             10            -
   Fund shares sold                            33           132           51          54              9              -          147
   Investment securities sold               1,045             -          873           -            231             23        1,960
   Other                                        -             -            -           -              1              4            -
Collateral for securities loaned                -         1,368          390       2,694             19              -          911
                                       ----------- ------------- ------------ ----------  ------------- --------------- ------------
Total assets                              392,007       138,793      159,282     107,532         26,432          8,212      588,709
                                       ----------- ------------- ------------ ----------  ------------- --------------- ------------

Liabilities
Cash overdraft                                  -             -            -           -              -              -            -
Payables:
   Administrative fees                         33            11           13           8              2              1           48
   Advisory fees                              322            88          113          79             17              7          427
   Investment securities purchased            778           260          991       1,381            234             38        2,056
   Income payable                               -             -            -           -              -              -            -
   Forward currency contracts                   -             -            -           -              -             18          406
   Fund shares redeemed                       363            15           37          63              1            126        5,800
   Other                                        -             -            -           -              -              -            -
Options written, at value (b)                   -             -            -           -              -              -            -
Return of collateral for securities loaned      -         1,368          390       2,694             19              -          911
                                        ----------- ------------- ------------ ----------  ------------- --------------- -----------
Total liabilities                           1,496         1,742        1,544       4,225            273            190        9,648
                                        ----------- ------------- ------------ ----------  ------------- --------------- -----------
Net assets                               $390,511     $ 137,051    $ 157,738    $103,307       $ 26,159        $ 8,022    $ 579,061
                                        =========== ============= ============ ==========  ============= =============== ===========

Net assets consist of:
Paid-in capital                          $416,197     $ 172,344    $ 169,026    $100,422       $ 29,456       $ 10,064    $ 756,830
Undistributed (accumulated) net
   investment income (loss)                  (499)           47          391        (105)            64             46         (392)
Accumulated net realized gain (loss)      (22,123)      (19,257)     (14,270)       (580)        (2,117)        (1,336)    (115,432)
Net unrealized appreciation (depreciation) (3,064)      (16,083)       2,591       3,570         (1,244)          (752)     (61,945)
                                        ----------- ------------- ------------ ----------  ------------- --------------- -----------
                                         $390,511     $ 137,051    $ 157,738    $103,307       $ 26,159        $ 8,022    $ 579,061
                                        =========== ============= ============ ==========  ============= =============== ==========
Shares outstanding (no par value),
   unlimited shares authorized             22,086        11,283       10,201       6,598          2,965            951       26,300
                                        =========== ============= ============ ==========  ============= =============== ===========
Net asset value per share                 $ 17.68       $ 12.15      $ 15.46     $ 15.66         $ 8.82         $ 8.43      $ 22.02
-------------------------------------   =========== ============= ============ ==========  ============= =============== ===========

(a)   Including securities on loan of:        $ -       $ 1,332        $ 368     $ 2,595           $ 17            $ -        $ 882
(b)   Premiums from options written             -             -            -           -              -              -            -



                     See notes to the financial statements.


                                                        JNL/Janus     JNL/Janus   JNL/Janus        JNL/           JNL/
                                          JNL/Janus      Capital       Global      Growth &     Oppenheimer     Oppenheimer
                                          Balanced       Growth       Equities      Income     Global Growth     Growth
                                           Series        Series         Series      Series        Series         Series
Assets                                   ------------  ------------  ------------ -----------  --------------  -------------
Investments, at cost                        $ 69,142     $ 408,187     $ 518,567    $ 22,453       $ 63,744         $ 9,252
                                         ============  ============  ============ ===========  ==============  =============
Investments, at value (a)                   $ 68,064     $ 346,779     $ 490,191    $ 21,635       $ 62,482         $ 9,147
Cash                                               -             -            18           -              1               1
Foreign currency                                   7             -           194           3             62               -
Receivables:
   Dividends and interest                        449            20            61          39            106               6
   Forward currency contracts                      -             -         6,630           -              -               -
   Foreign taxes recoverable                       -             -           126           1              9               -
   Fund shares sold                               97            30            34           -             42              74
   Investment securities sold                    705         2,684         3,720          31            506               -
   Other                                           -             -             -           -              -               -
Collateral for securities loaned              14,674           353        16,105           -              -               -
                                         ------------  ------------  ------------ -----------  --------------  -------------
Total assets                                  83,996       349,866       517,079      21,709         63,208           9,228
                                         ------------  ------------  ------------ -----------  --------------  -------------

Liabilities
Cash overdraft                                    90             -             -           -              -               -
Payables:
   Administrative fees                             5            29            41           2              7               1
   Advisory fees                                  53           264           390          17             45               6
   Investment securities purchased                 -         2,678         3,821          43            745               -
   Income payable                                  -             -             -           -              -               -
   Forward currency contracts                      -             -         1,900           -              -               -
   Fund shares redeemed                           12           524         9,585           2          1,131               2
   Other                                           -             -             -           -              -               -
Options written, at value (b)                      -             -             -           -              -               -
Return of collateral for securities loaned    14,674           353        16,105           -              -               -
                                         ------------  ------------  ------------ -----------  --------------  -------------
Total liabilities                             14,834         3,848        31,842          64          1,928               9
                                         ------------  ------------  ------------ -----------  --------------  -------------
Net assets                                  $ 69,162     $ 346,018     $ 485,237    $ 21,645       $ 61,280         $ 9,219
                                         ============  ============  ============ ===========  ==============  =============

Net assets consist of:
Paid-in capital                             $ 72,500     $ 599,874     $ 528,595    $ 25,061       $ 63,146         $ 9,459
Undistributed (accumulated) net
   investment income (loss)                      756        (1,049)         (941)         93            175               8
Accumulated net realized gain (loss)          (3,016)     (191,399)      (18,759)     (2,691)          (777)           (143)
Net unrealized appreciation (depreciation)    (1,078)      (61,408)      (23,658)       (818)        (1,264)           (105)
                                         ------------  ------------  ------------ -----------  --------------  -------------
                                            $ 69,162     $ 346,018     $ 485,237    $ 21,645       $ 61,280         $ 9,219
                                         ============  ============  ============ ===========  ==============  =============
Shares outstanding (no par value),
   unlimited shares authorized                 7,412        20,184        21,797       2,750          6,337             948
                                         ============  ============  ============ ===========  ==============  =============
Net asset value per share                     $ 9.33       $ 17.14       $ 22.26      $ 7.87         $ 9.67          $ 9.73
-------------------------------------    ============  ============  ============ ===========  ==============  =============

(a)   Including securities on loan of:      $ 14,316         $ 345      $ 15,126         $ -            $ -             $ -
(b)   Premiums from options written                -             -             -           -              -               -


                     See notes to the financial statements.



                                           JNL/PIMCO        JNL/      JNL/Putnam      JNL/Putnam    JNL/Putnam
                                          Total Return      Putnam    International      Midcap        Value
                                             Bond          Growth       Equity          Growth        Equity
                                            Series         Series       Series          Series        Series
Assets                                   --------------  ----------- --------------  ------------- -------------
Investments, at cost                          $ 39,813    $ 370,378      $ 127,411       $ 54,245     $ 367,330
                                         ==============  =========== ==============  ============= =============
Investments, at value (a)                     $ 39,969    $ 365,184      $ 118,425       $ 52,091     $ 373,004
Cash                                                 -            -              1              -             -
Foreign currency                                    75            -            150              -             9
Receivables:
   Dividends and interest                          243          215             84             16           436
   Forward currency contracts                        -            -              5              -             -
   Foreign taxes recoverable                         -            -             61              -             -
   Fund shares sold                                  1           46              7             92           142
   Investment securities sold                        -        4,369          1,491          1,019         6,743
   Other                                             -            -              -              -             -
Collateral for securities loaned                     -        2,378         13,146          1,142             -
                                         --------------  ----------- --------------  ------------- -------------
Total assets                                    40,288      372,192        133,370         54,360       380,334
                                         --------------  ----------- --------------  ------------- -------------

Liabilities
Cash overdraft                                       -            -              -              -             -
Payables:
   Administrative fees                               2           30             10              4            31
   Advisory fees                                    16          258            105             39           270
   Investment securities purchased              11,490        9,317          1,078          1,739         1,691
   Income payable                                    -            -              -              -             -
   Forward currency contracts                        -            -              -              -             -
   Fund shares redeemed                              1        3,661          2,384            508            95
   Other                                           129            -              -              -             -
Options written, at value (b)                       17            -              -              -             -
Return of collateral for securities loaned           -        2,378         13,146          1,142             -
                                         --------------  ----------- --------------  ------------- -------------
Total liabilities                               11,655       15,644         16,723          3,432         2,087
                                         --------------  ----------- --------------  ------------- -------------
Net assets                                    $ 28,633    $ 356,548      $ 116,647       $ 50,928     $ 378,247
                                         ==============  =========== ==============  ============= =============

Net assets consist of:
Paid-in capital                               $ 27,607    $ 411,432      $ 136,570       $ 58,274     $ 374,564
Undistributed (accumulated) net
   investment income (loss)                        650         (161)           793            (79)        1,583
Accumulated net realized gain (loss)               298      (49,529)       (11,724)        (5,113)       (3,574)
Net unrealized appreciation (depreciation)          78       (5,194)        (8,992)        (2,154)        5,674
                                         --------------  ----------- --------------  ------------- -------------
                                              $ 28,633    $ 356,548      $ 116,647       $ 50,928     $ 378,247
                                         ==============  =========== ==============  ============= =============
Shares outstanding (no par value),
   unlimited shares authorized                   2,704       18,365         11,058          5,966        21,500
                                         ==============  =========== ==============  ============= =============
Net asset value per share                      $ 10.59      $ 19.41        $ 10.55         $ 8.54       $ 17.59
-------------------------------------    ==============  =========== ==============  ============= =============

(a)   Including securities on loan of:             $ -      $ 2,302       $ 12,468        $ 1,123           $ -
(b)   Premiums from options written                 31            -              -              -             -



                     See notes to the financial statements.


                                          Lazard/JNL     Lazard/JNL        PPM            PPM             PPM
                                            Mid Cap       Small Cap    America/JNL    America/JNL      America/
                                             Value          Value        Balanced      High Yield      JNL Money
                                            Series         Series         Series      Bond Series    Market Series
Assets                                   --------------  ------------  -------------  -------------  --------------
Investments, at cost                          $ 17,147      $ 16,162      $ 168,560      $ 168,206       $ 212,161
                                         ==============  ============  =============  =============  ==============
Investments, at value (a)                     $ 18,667      $ 18,254      $ 183,761      $ 156,631       $ 212,161
Cash                                                 -             -              -              -               -
Foreign currency                                     -             -              -              -               -
Receivables:
   Dividends and interest                           18            14          1,049          3,871               -
   Forward currency contracts                        -             -              -              -               -
   Foreign taxes recoverable                         1             -              -              -               -
   Fund shares sold                                 11            11             69            137          10,487
   Investment securities sold                       41           268              -          3,253               -
   Other                                             -             -              -              -               -
Collateral for securities loaned                     -             -         25,507         34,752               -
                                         --------------  ------------  -------------  -------------  --------------
Total assets                                    18,738        18,547        210,386        198,644         222,648
                                         --------------  ------------  -------------  -------------  --------------

Liabilities
Cash overdraft                                       -             -              -              -               -
Payables:
   Administrative fees                               1             1             15             14              19
   Advisory fees                                    15            15            107             96             109
   Investment securities purchased                 383           157              -          2,001               -
   Income payable                                    -             -              -              -             638
   Forward currency contracts                        -             -              -              -               -
   Fund shares redeemed                             26           181             74             39              90
   Other                                             -             -              -              -               -
Options written, at value (b)                        -             -              -              -               -
Return of collateral for securities loaned           -             -         25,507         34,752               -
                                         --------------  ------------  -------------  -------------  --------------
Total liabilities                                  425           354         25,703         36,902             856
                                         --------------  ------------  -------------  -------------  --------------
Net assets                                    $ 18,313      $ 18,193      $ 184,683      $ 161,742       $ 221,792
                                         ==============  ============  =============  =============  ==============

Net assets consist of:                        $ 14,731      $ 15,550      $ 169,322      $ 194,346       $ 221,792
Paid-in capital
Undistributed (accumulated) net                     34            18          3,338          7,535               -
   investment income (loss)                      2,028           533         (3,178)       (28,564)              -
Accumulated net realized gain (loss)             1,520         2,092         15,201        (11,575)              -
Net unrealized appreciation (depreciation)    $ 18,313      $ 18,193      $ 184,683      $ 161,742       $ 221,792
                                         ==============  ============  =============  =============  ==============


Shares outstanding (no par value),
   unlimited shares authorized                   1,423         1,612         12,910         18,125         221,792
                                         ==============  ============  =============  =============  ==============
Net asset value per share                      $ 12.87       $ 11.28        $ 14.31         $ 8.92          $ 1.00
-------------------------------------    ==============  ============  =============  =============  ==============

(a)   Including securities on loan of:             $ -           $ -       $ 25,029       $ 33,957             $ -
(b)   Premiums from options written                  -             -              -              -               -


                     See notes to the financial statements.

                                                                                            Salomon          T. Rowe
                                            Salomon         Salomon        Salomon        Brothers/JNL      Price/JNL
                                          Brothers/JNL   Brothers/JNL    Brothers/JNL   U.S. Government    Established
                                            Balanced      Global Bond     High Yield        & Quality        Growth
                                             Series         Series       Bond Series      Bond Series        Series
Assets                                    -------------  --------------  -------------  -----------------  ------------
Investments, at cost                          $ 15,896       $ 141,409       $ 20,630          $ 226,257     $ 479,205
                                          =============  ==============  =============  =================  ============
Investments, at value (a)                     $ 15,801       $ 138,813       $ 18,704          $ 227,852     $ 492,835
Cash                                               200              43             13                  -             1
Foreign currency                                     -              22              -                  -           100
Receivables:
   Dividends and interest                           75           1,512            417              1,562           367
   Forward currency contracts                        -             127              -                  -             -
   Foreign taxes recoverable                         -               -              -                  -             5
   Fund shares sold                                  2              35              4                 80           107
   Investment securities sold                        -             152             26                 52         5,198
   Other                                             4               -              -                  -             -
Collateral for securities loaned                     -               -              -             56,023             -
                                          -------------  --------------  -------------  -----------------  ------------
Total assets                                    16,082         140,704         19,164            285,569       498,613
                                          -------------  --------------  -------------  -----------------  ------------

Liabilities
Cash overdraft                                       -               -              -                  -             -
Payables:
   Administrative fees                               2              10              1                 15            41
   Advisory fees                                    10              83             13                104           334
   Investment securities purchased               1,339          20,853             74             45,596         5,887
   Income payable                                    -               -              -                  -             -
   Forward currency contracts                        -              33              -                  -             -
   Fund shares redeemed                              1              71              2                 59           117
   Other                                                             -              -                 59             -
Options written, at value (b)                        -               -              -                  -             -
Return of collateral for securities loaned           -               -              -             56,023             -
                                          -------------  --------------  -------------  -----------------  ------------
Total liabilities                                1,352          21,050             90            101,856         6,379
                                          -------------  --------------  -------------  -----------------  ------------
Net assets                                    $ 14,730       $ 119,654       $ 19,074          $ 183,713     $ 492,234
                                          =============  ==============  =============  =================  ============

Net assets consist of:                        $ 14,649       $ 120,132       $ 21,391          $ 180,257     $ 507,127
Paid-in capital
Undistributed (accumulated) net                    188           4,207            789              4,817           332
   investment income (loss)                        (12)         (2,176)        (1,180)            (3,073)      (28,854)
Accumulated net realized gain (loss)               (95)         (2,509)        (1,926)             1,712        13,629
Net unrealized appreciation (depreciation)    $ 14,730       $ 119,654       $ 19,074          $ 183,713     $ 492,234
                                          =============  ==============  =============  =================  ============


Shares outstanding (no par value),
   unlimited shares authorized                   1,412          11,204          2,366             16,429        28,452
                                          =============  ==============  =============  =================  ============
Net asset value per share                      $ 10.43         $ 10.68         $ 8.06            $ 11.18       $ 17.30
-------------------------------------     =============  ==============  =============  =================  ============

(a)   Including securities on loan of:             $ -             $ -            $ -           $ 54,797           $ -
(b)   Premiums from options written                  -               -              -                  -             -


                     See notes to the financial statements.


                                             T. Rowe
                                            Price/JNL      T. Rowe        JNL/S&P      JNL/S&P       JNL/S&P         JNL/S&P
                                             Mid-Cap      Price/JNL    Conservative    Moderate     Aggressive    Conservative
                                              Growth        Value         Growth        Growth        Growth         Growth
                                              Series       Series         Series        Series        Series        Series I
Assets                                     ------------  ------------  -------------- -----------  -------------  --------------
Investments, at cost                          $ 310,812    $ 172,405        $ 14,160    $ 32,668       $ 22,919       $ 175,886
                                           ============  ============  ============== ===========  =============  ==============
Investments, at value (a)                     $ 386,481    $ 172,893        $ 13,219    $ 29,458       $ 19,580       $ 166,923
Cash                                                  2            3               -           -              -               -
Foreign currency                                      -            -               -           -              -               -
Receivables:                                          -
   Dividends and interest                           106          201               2           -              -              49
   Forward currency contracts                         -            -               -           -              -               -
   Foreign taxes recoverable                          -            -               -           -              -               -
   Fund shares sold                                 114          195               -           -              -              35
   Investment securities sold                     1,606        1,399               -           -              -               -
   Other                                              -            -               -           -              -               -
Collateral for securities loaned                      -            -               -           -              -               -
                                           ------------  ------------  -------------- -----------  -------------  --------------
Total assets                                    388,309      174,691          13,221      29,458         19,580         167,007
                                           ------------  ------------  -------------- -----------  -------------  --------------

Liabilities
Cash overdraft                                        -            -               -           -              -               -
Payables:                                                          -
   Administrative fees                               31           14               -           -              -               -
   Advisory fees                                    289          126               2           5              3              27
   Investment securities purchased                1,525          755               -           -              -               -
   Income payable                                     -            -               -           -              -               -
   Forward currency contracts                         -            -               -           -              -               -
   Fund shares redeemed                           4,360           27               1           1              1              11
   Other                                              -            -               -           -              -               -
Options written, at value (b)                         -            -               -           -              -               -
Return of collateral for securities loaned            -            -               -           -              -               -
                                           ------------  ------------  -------------- -----------  -------------  --------------
Total liabilities                                 6,205          922               3           6              4              38
                                           ------------  ------------  -------------- -----------  -------------  --------------
Net assets                                    $ 382,104    $ 173,769        $ 13,218    $ 29,452       $ 19,576       $ 166,969
                                           ============  ============  ============== ===========  =============  ==============

Net assets consist of:                        $ 313,155    $ 167,804        $ 14,280    $ 33,081       $ 23,607       $ 171,013
Paid-in capital
Undistributed (accumulated) net                    (889)         714             293         623            352           5,911
   investment income (loss)                      (5,831)       4,763            (414)     (1,042)        (1,044)           (992)
Accumulated net realized gain (loss)             75,669          488            (941)     (3,210)        (3,339)         (8,963)
Net unrealized appreciation (depreciation)    $ 382,104    $ 173,769        $ 13,218    $ 29,452       $ 19,576       $ 166,969
                                           ============  ============  ============== ===========  =============  ==============


Shares outstanding (no par value),
   unlimited shares authorized                   16,375       14,953           1,451       3,403          2,253          14,579
                                           ============  ============  ============== ===========  =============  ==============
Net asset value per share                       $ 23.33      $ 11.62          $ 9.11      $ 8.65         $ 8.69         $ 11.45
-------------------------------------      ============  ============  ============== ===========  =============  ==============

(a)   Including securities on loan of:              $ -          $ -             $ -         $ -            $ -             $ -
(b)   Premiums from options written                   -            -               -           -              -               -


                     See notes to the financial statements.




                                                                             JNL/S&P                     JNL/S&P
                                             JNL/S&P         JNL/S&P          Very        JNL/S&P        Equity
                                             Moderate       Aggressive     Aggressive     Equity       Aggressive
                                              Growth          Growth         Growth       Growth         Growth
                                             Series I        Series I       Series I     Series I       Series I
Assets                                     -------------  -------------  ------------- ------------  -------------
Investments, at cost                          $ 295,172      $ 114,476       $ 67,400    $ 175,480       $ 50,517
                                           =============  =============  ============= ============  =============
Investments, at value (a)                     $ 276,427      $ 104,319       $ 59,004    $ 153,235       $ 43,465
Cash                                                  -              -              -            -              -
Foreign currency                                      -              -              -            -              -
Receivables:
   Dividends and interest                            41              -              -            -              -
   Forward currency contracts                         -              -              -            -              -
   Foreign taxes recoverable                          -              -              -            -              -
   Fund shares sold                                 180             28             10          113             11
   Investment securities sold                         -              -              -            -              -
   Other                                              -              -              -            -              -
Collateral for securities loaned                      -              -              -            -              -
                                           -------------  -------------  ------------- ------------  -------------
Total assets                                    276,648        104,347         59,014      153,348         43,476
                                           -------------  -------------  ------------- ------------  -------------

Liabilities
Cash overdraft                                        -              -              -            -              -
Payables:
   Administrative fees                                -              -              -            -              -
   Advisory fees                                     45             17             10           25              7
   Investment securities purchased                    -              -              -            -              -
   Income payable                                     -              -              -            -              -
   Forward currency contracts                         -              -              -            -              -
   Fund shares redeemed                              79             15              2           35              3
   Other                                              -              -              -            -              -
Options written, at value (b)                         -              -              -            -              -
Return of collateral for securities loaned            -              -              -            -              -
                                           -------------  -------------  ------------- ------------  -------------
Total liabilities                                   124             32             12           60             10
                                           -------------  -------------  ------------- ------------  -------------
Net assets                                    $ 276,524      $ 104,315       $ 59,002    $ 153,288       $ 43,466
                                           =============  =============  ============= ============  =============

Net assets consist of:
Paid-in capital                               $ 290,239      $ 115,363       $ 73,055    $ 180,364       $ 51,687
Undistributed (accumulated) net
   investment income (loss)                       8,375          3,210          1,411        3,299          1,146
Accumulated net realized gain (loss)             (3,345)        (4,101)        (7,068)      (8,130)        (2,315)
Net unrealized appreciation (depreciation)      (18,745)       (10,157)        (8,396)     (22,245)        (7,052)
                                           -------------  -------------  ------------- ------------  -------------
                                              $ 276,524      $ 104,315       $ 59,002    $ 153,288       $ 43,466
                                           =============  =============  ============= ============  =============
Shares outstanding (no par value),
   unlimited shares authorized                   23,439          8,624          4,912       13,380          3,754
                                           =============  =============  ============= ============  =============
Net asset value per share                       $ 11.80        $ 12.10        $ 12.01      $ 11.46        $ 11.58
-------------------------------------      =============  =============  ============= ============  =============

(a)   Including securities on loan of:              $ -            $ -            $ -          $ -            $ -
(b)   Premiums from options written                   -              -              -            -              -



                     See notes to the financial statements.



                                                                                         JNL/S&P                       JNL/S&P
                                            JNL/S&P        JNL/S&P        JNL/S&P         Very          JNL/S&P         Equity
                                          Conservative     Moderate     Aggressive     Aggressive       Equity        Aggressive
                                             Growth         Growth        Growth         Growth         Growth          Growth
                                           Series II      Series II      Series II      Series II      Series II      Series II
Assets                                  --------------- -------------  -------------- -------------- -------------  --------------
Investments, at cost                          $ 11,782      $ 20,145       $ 6,454        $ 4,438      $ 11,615          $ 3,604
                                        =============== =============  ============== ============== =============  ==============
Investments, at value (a)                     $ 11,296      $ 18,467       $ 5,642        $ 3,757      $ 10,157          $ 3,143
Cash                                                 -             -             -              -             -                -
Foreign currency                                     -             -             -              -             -                -
Receivables:
   Dividends and interest                            -             -             -              -             -                -
   Forward currency contracts                        -             -             -              -             -                -
   Foreign taxes recoverable                         -             -             -              -             -                -
   Fund shares sold                                  2            18            58              -             -                -
   Investment securities sold                        -             -             -              -             -                -
   Other                                             -             -             -              -             -                -
Collateral for securities loaned                     -             -             -              -             -                -
                                        --------------- -------------  -------------- -------------- -------------  --------------
Total assets                                    11,298        18,485         5,700          3,757        10,157            3,143
                                        --------------- -------------  -------------- -------------- -------------  --------------

Liabilities
Cash overdraft                                       -             -             -              -             -                -
Payables:
   Administrative fees                               -             -             -              -             -                -
   Advisory fees                                     2             3             1              1             2                1
   Investment securities purchased                   -             -             -              -             -                -
   Income payable                                    -             -             -              -             -                -
   Forward currency contracts                        -             -             -              -             -                -
   Fund shares redeemed                              -             1             -              -             -                -
   Other                                             -             -             -              -             -                -
Options written, at value (b)                        -             -             -              -             -                -
Return of collateral for securities loaned           -             -             -              -             -                -
                                        --------------- -------------  -------------- -------------- -------------  --------------
Total liabilities                                    2             4             1              1             2                1
                                        --------------- -------------  -------------- -------------- -------------  --------------
Net assets                                    $ 11,296      $ 18,481       $ 5,699        $ 3,756      $ 10,155          $ 3,142
                                        =============== =============  ============== ============== =============  ==============

Net assets consist of:
Paid-in capital                               $ 12,535      $ 19,982       $ 6,515        $ 4,430      $ 11,985          $ 3,771
Undistributed (accumulated) net
   investment income (loss)                        207           481           143            100           211               71
Accumulated net realized gain (loss)              (960)         (304)         (147)           (93)         (583)            (239)
Net unrealized appreciation (depreciation)        (486)       (1,678)         (812)          (681)       (1,458)            (461)
                                        --------------- -------------  -------------- -------------- -------------  --------------
                                              $ 11,296      $ 18,481       $ 5,699        $ 3,756      $ 10,155          $ 3,142
                                        =============== =============  ============== ============== =============  ==============
Shares outstanding (no par value),
   unlimited shares authorized                   1,178         1,753           545            327           936              274
                                        =============== =============  ============== ============== =============  ==============
Net asset value per share                       $ 9.59       $ 10.54       $ 10.46        $ 11.49       $ 10.85          $ 11.47
-------------------------------------   =============== =============  ============== ============== =============  ==============

(a)   Including securities on loan of:             $ -           $ -           $ -            $ -           $ -              $ -
(b)   Premiums from options written                  -             -             -              -             -                -

                     See notes to the financial statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
Six Months Ended June 30, 2001


                                                                                                               JNL/
                                                                                            JNL/Eagle      J.P. Morgan
                                            JNL/Alger     JNL/Alliance      JNL/Eagle       SmallCap       Enhanced S&P
                                             Growth          Growth        Core Equity       Equity         500 Stock
                                             Series          Series           Series         Series        Index Series
                                           ------------   -------------    -------------   ------------   ---------------
Investment income
   Dividends                                   $ 1,291           $ 476            $ 847          $ 180             $ 147
   Interest                                        360             144              237            190                11
   Foreign taxes withheld                          (14)            (13)              (4)             -                (1)
   Securities lending                                8               6                8             18                 -
                                           ------------   -------------    -------------   ------------   ---------------
Total investment income                          1,645             613            1,088            388               157
                                           ------------   -------------    -------------   ------------   ---------------

Expenses
   Administrative fees                             201              64               75             47                12
   Advisory fees                                 1,943             502              651            446                97
   Interest expense                                  -               -                -              -                 -
   12b-1 fees                                        -              28               11             11                 -
                                           ------------   -------------    -------------   ------------   ---------------
Total expenses                                   2,144             594              737            504               109
                                           ------------   -------------    -------------   ------------   ---------------
   Fees paid indirectly                              -             (28)             (11)           (11)                -
                                           ------------   -------------    -------------   ------------   ---------------
Net expenses                                     2,144             566              726            493               109
                                           ------------   -------------    -------------   ------------   ---------------
Net investment income (loss)                      (499)             47              362           (105)               48
                                           ------------   -------------    -------------   ------------   ---------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies           -               -                -              -                 -
   Investments                                 (18,853)        (15,199)         (10,240)        (1,664)           (1,151)
   Foreign currency related items                    -               -                -              -                 -
   Futures contracts and options written             -               -               71              -                (9)
   Investment securities sold short                  -               -                -              -                 -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                  (2,304)         (3,138)           2,229          9,951              (231)
   Foreign currency related items                    -               -                -              -                 -
   Futures contracts and options written             -               -                1              -                 -
   Investment securities sold short                  -               -                -              -                 -
                                           ------------   -------------    -------------   ------------   ---------------
Net realized and unrealized gain (loss)        (21,157)        (18,337)          (7,939)         8,287            (1,391)
                                           ------------   -------------    -------------   ------------   ---------------

Net increase (decrease) in net assets
   from operations                           $ (21,656)      $ (18,290)        $ (7,577)       $ 8,182          $ (1,343)
                                           ============   =============    =============   ============   ===============

                     See notes to the financial statements.


                                               JNL/
                                            J.P. Morgan       JNL/Janus                   JNL/Janus       JNL/Janus      JNL/Janus
                                           International     Aggressive     JNL/Janus      Capital         Global         Growth &
                                            & Emerging         Growth       Balanced        Growth        Equities         Income
                                          Markets Series       Series        Series         Series          Series         Series
                                          ----------------   ------------  ------------  ------------   ------------   -------------
Investment income
   Dividends                                        $ 122        $ 1,750         $ 136        $ 168        $ 3,316            $ 80
   Interest                                             9          1,855           896          714          1,534             114
   Foreign taxes withheld                             (18)          (105)           (1)           -           (288)             (1)
   Securities lending                                   -            141             9           40            113               -
                                          ----------------   ------------  ------------  ------------   ------------   -------------
Total investment income                               113          3,641         1,040          922          4,675             193
                                          ----------------   ------------  ------------  ------------   ------------   -------------

Expenses
   Administrative fees                                  4            310            28          196            288              10
   Advisory fees                                       42          2,748           272        1,775          2,700              97
   Interest expense                                     -              -             -            -              -               -
   12b-1 fees                                           -             18             1            2             21               -
                                          ----------------   ------------  ------------  ------------   ------------   -------------
Total expenses                                         46          3,076           301        1,973          3,009             107
                                          ----------------   ------------  ------------  ------------   ------------   -------------
   Fees paid indirectly                                 -            (18)           (1)          (2)           (21)              -
                                          ----------------   ------------  ------------  ------------   ------------   -------------
Net expenses                                           46          3,058           300        1,971          2,988             107
                                          ----------------   ------------  ------------  ------------   ------------   -------------
Net investment income (loss)                           67            583           740       (1,049)         1,687              86
                                          ----------------   ------------  ------------  ------------   ------------   -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies              -              -             -             -              -               -
   Investments                                       (779)      (100,586)       (1,833)     (156,021)       (23,986)         (2,054)
   Foreign currency related items                     (65)        (1,520)           (1)            -          6,588               -
   Futures contracts and options written              (13)             -             -             -              -               -
   Investment securities sold short                     -              -             -             -              -               -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                       (436)       (25,072)       (1,014)       24,259        (74,990)            519
   Foreign currency related items                     (12)         5,083             -             -          3,192               -
   Futures contracts and options written                5              -             -             -              -               -
   Investment securities sold short                     -              -             -             -              -               -
                                          ----------------   ------------  ------------  -------------   ------------   ------------
Net realized and unrealized gain (loss)            (1,300)      (122,095)       (2,848)     (131,762)       (89,196)         (1,535)
                                          ----------------   ------------  ------------  -------------   ------------   ------------

Net increase (decrease) in net assets
   from operations                               $ (1,233)     $ (121,512)    $ (2,108)   $ (132,811)     $ (87,509)       $ (1,449)
                                          ================   ============= ============  =============   ============   ============


                     See notes to the financial statements.




                                                JNL/           JNL/         JNL/PIMCO        JNL/       JNL/Putnam     JNL/Putnam
                                             Oppenheimer    Oppenheimer   Total Return      Putnam     International     Midcap
                                            Global Growth     Growth          Bond          Growth        Equity         Growth
                                             Series (a)     Series (a)       Series         Series        Series         Series
                                            --------------  ------------  --------------  ------------ -------------  -------------
Investment income
   Dividends                                        $ 208           $ 5             $ -       $ 1,428       $ 1,407           $ 96
   Interest                                            81            17             744           239           215             60
   Foreign taxes withheld                             (14)            -               -            (2)         (179)             -
   Securities lending                                   -             -               -             4            71              5
                                            --------------  ------------  --------------  ------------ -------------  -------------
Total investment income                               275            22             744         1,669         1,514            161
                                            --------------  ------------  --------------  ------------ -------------  -------------
Expenses
   Administrative fees                                 14             1              13           191           647             23
   Advisory fees                                       86            13              88         1,639            60            217
   Interest expense                                     -             -               -             -             -              -
   12b-1 fees                                           -             -               -            53             2              9
                                            --------------  ------------  --------------  ------------ -------------  -------------
Total expenses                                        100            14             101         1,883           709            249
                                            --------------  ------------  --------------  ------------ -------------  -------------
   Fees paid indirectly                                 -             -               -           (53)           (2)            (9)
                                            --------------  ------------  --------------  ------------ -------------  -------------

Net expenses                                          100            14             101         1,830           707            240
                                            --------------  ------------  --------------  ------------ -------------  -------------
Net investment income (loss)                          175             8             643          (161)          807            (79)
                                            --------------  ------------  --------------  ------------ -------------  -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies              -             -               -             -             -              -
   Investments                                       (552)         (143)            265       (36,066)      (10,376)        (4,086)
   Foreign currency related items                    (225)            -              (3)            -           (33)             -
   Futures contracts and options written                -             -            (100)            -             -              -
   Investment securities sold short                     -             -             (70)            -             -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                     (1,262)         (105)           (138)      (32,512)       (7,776)        (2,294)
   Foreign currency related items                      (2)            -             (11)            -            (6)             -
   Futures contracts and options written                -             -               1             -             -              -
   Investment securities sold short                     -             -              63             -             -              -
                                            --------------  ------------  --------------  ------------ -------------  -------------
Net realized and unrealized gain (loss)            (2,041)         (248)              7       (68,578)      (18,191)        (6,380)
                                            --------------  ------------  --------------  ------------ -------------  -------------

Net increase (decrease) in net assets
   from operations                               $ (1,866)       $ (240)          $ 650     $ (68,739)    $ (17,384)      $ (6,459)
                                            ==============  ============  ==============  ============ =============  =============


                     See notes to the financial statements.



                                            JNL/Putnam    Lazard/JNL    Lazard/JNL       PPM            PPM           PPM
                                               Value        Mid Cap      Small Cap   America/JNL    America/JNL     America/
                                              Equity         Value         Value       Balanced     High Yield     JNL Money
                                              Series        Series        Series        Series      Bond Series   Market Series
                                            ------------  ------------  ------------ -------------  ------------  -------------
Investment income
   Dividends                                    $ 3,121          $ 94          $ 84       $ 1,070           $ -            $ -
   Interest                                         257            24            18         2,477         7,867          5,295
   Foreign taxes withheld                           (33)            -             -             -             -              -
   Securities lending                                 5             -             -            30            46              -
                                            ------------  ------------  ------------ -------------  ------------  -------------
Total investment income                           3,350           118           102         3,577         7,913          5,295
                                            ------------  ------------  ------------ -------------  ------------  -------------
Expenses
   Administrative fees                              187             8             8            84            79            104
   Advisory fees                                  1,608            78            80           602           565            618
   Interest expense                                   -             -             -             -             -              -
   12b-1 fees                                        58            10             5             -             -              -
                                            ------------  ------------  ------------ -------------  ------------  -------------
Total expenses                                    1,853            96            93           686           644            722
                                            ------------  ------------  ------------ -------------  ------------  -------------
   Fees paid indirectly                             (58)          (10)           (5)            -             -              -
                                            ------------  ------------  ------------ -------------  ------------  -------------

Net expenses                                      1,795            86            88           686           644            722
                                            ------------  ------------  ------------ -------------  ------------  -------------
Net investment income (loss)                      1,555            32            14         2,891         7,269          4,573
                                            ------------  ------------  ------------ -------------  ------------  -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies            -             -             -             -             -              -
   Investments                                   12,236         1,522           744          (393)      (10,101)             -
   Foreign currency related items                    (1)            -             -             -             -              -
   Futures contracts and options written              -             -             -             -             -              -
   Investment securities sold short                   -             -             -             -             -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                  (19,165)          (14)          757        11,972         7,947              -
   Foreign currency related items                     -             -             -             -             -              -
   Futures contracts and options written              -             -             -             -             -              -
   Investment securities sold short                   -             -             -             -             -              -
                                            ------------  ------------  ------------ -------------  ------------  -------------
Net realized and unrealized gain (loss)          (6,930)        1,508         1,501        11,579        (2,154)             -
                                            ------------  ------------  ------------ -------------  ------------  -------------

Net increase (decrease) in net assets
   from operations                             $ (5,375)      $ 1,540       $ 1,515      $ 14,470       $ 5,115        $ 4,573
                                            ============  ============  ============ =============  ============  =============


                     See notes to the financial statements.


                                                                                           Salomon          T. Rowe
                                              Salomon       Salomon        Salomon       Brothers/JNL      Price/JNL
                                            Brothers/JNL  Brothers/JNL   Brothers/JNL   U.S. Government   Established
                                              Balanced    Global Bond     High Yield       & Quality         Growth
                                               Series        Series      Bond Series      Bond Series        Series
                                            ------------- -------------  -------------  ----------------  -------------
Investment income
   Dividends                                        $ 51           $ -            $ -               $ -        $ 1,872
   Interest                                          188         4,460            853             5,225            679
   Foreign taxes withheld                             (1)            -              -                 -            (27)
   Securities lending                                  -             -              -                90             14
                                            ------------- -------------  -------------  ----------------  -------------
Total investment income                              238         4,460            853             5,315          2,538
                                            ------------- -------------  -------------  ----------------  -------------
Expenses
   Administrative fees                                 7            56              9                84            240
   Advisory fees                                      53           480             72               581          1,957
   Interest expense                                    4            38              -                57              -
   12b-1 fees                                          -             -              -                 -             15
                                            ------------- -------------  -------------  ----------------  -------------
Total expenses                                        64           574             81               722          2,212
                                            ------------- -------------  -------------  ----------------  -------------
   Fees paid indirectly                                -             -              -                 -            (15)
                                            ------------- -------------  -------------  ----------------  -------------

Net expenses                                          64           574             81               722          2,197
                                            ------------- -------------  -------------  ----------------  -------------
Net investment income (loss)                         174         3,886            772             4,593            341
                                            ------------- -------------  -------------  ----------------  -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies             -             -              -                 -              -
   Investments                                        86           243           (319)            1,292        (26,413)
   Foreign currency related items                      -          (216)             -                 -            (78)
   Futures contracts and options written               -             -              -              (611)             -
   Investment securities sold short                    -             -              -                 -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                      (472)         (546)           382            (2,459)       (15,944)
   Foreign currency related items                      -           (60)             -                 -            (11)
   Futures contracts and options written               -             -              -               117
   Investment securities sold short                    -             -              -                 -              -
                                            ------------- -------------  -------------  ----------------  -------------
Net realized and unrealized gain (loss)             (386)         (579)            63            (1,661)       (42,446)
                                            ------------- -------------  -------------  ----------------  -------------

Net increase (decrease) in net assets
   from operations                                $ (212)      $ 3,307          $ 835           $ 2,932      $ (42,105)
                                            ============= =============  =============  ================  =============


                     See notes to the financial statements.

                                               T. Rowe
                                              Price/JNL      T. Rowe
                                               Mid-Cap      Price/JNL
                                                Growth        Value
                                                Series        Series
                                             -------------  -----------
Investment income
   Dividends                                        $ 479      $ 1,118
   Interest                                           490          285
   Foreign taxes withheld                              (1)          (3)
   Securities lending                                  54            -
                                             -------------  -----------
Total investment income                             1,022        1,400
                                             -------------  -----------
Expenses
   Administrative fees                                188           68
   Advisory fees                                    1,723          616
   Interest expense                                     -            -
   12b-1 fees                                           -           10
                                             -------------  -----------
Total expenses                                      1,911          694
                                             -------------  -----------
   Fees paid indirectly                                 -          (10)
                                             -------------  -----------

Net expenses                                        1,911          684
                                             -------------  -----------
Net investment income (loss)                         (889)         716
                                             -------------  -----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies              -            -
   Investments                                     (4,266)       4,311
   Foreign currency related items                       -            -
   Futures contracts and options written                -            -
   Investment securities sold short                     -            -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                        989       (1,475)
   Foreign currency related items                       -            -
   Futures contracts and options written                -            -
   Investment securities sold short                     -            -
                                             -------------  -----------
Net realized and unrealized gain (loss)            (3,277)       2,836
                                             -------------  -----------

Net increase (decrease) in net assets
   from operations                               $ (4,166)     $ 3,552
                                             =============  ===========

                     See notes to the financial statements.




                                                JNL/S&P        JNL/S&P       JNL/S&P       JNL/S&P        JNL/S&P      JNL/S&P
                                              Conservative    Moderate     Aggressive    Conservative    Moderate    Aggressive
                                                 Growth        Growth        Growth         Growth        Growth       Growth
                                                 Series        Series        Series        Series I      Series I     Series I
                                             --------------- ------------  ------------  -------------  ------------ ------------
Investment income
   Dividends                                            $ -          $ -           $ -            $ -           $ -          $ -
   Interest                                              12            -             -            348           283            -
   Foreign taxes withheld                                 -            -             -              -             -            -
   Securities lending                                     -            -             -              -             -            -
                                             --------------- ------------  ------------  -------------  ------------ ------------
Total investment income                                  12            -             -            348           283            -
                                             --------------- ------------  ------------  -------------  ------------ ------------
Expenses
   Administrative fees                                    -            -             -              -             -            -
   Advisory fees                                         11           25            18            151           244           97
   Interest expense                                       -            -             -              -             -            -
   12b-1 fees                                             -            -             -              -             -            -
                                             --------------- ------------  ------------  -------------  ------------ ------------
Total expenses                                           11           25            18            151           244           97
                                             --------------- ------------  ------------  -------------  ------------ ------------
   Fees paid indirectly                                   -            -             -              -             -            -
                                             --------------- ------------  ------------  -------------  ------------ ------------

Net expenses                                             11           25            18            151           244           97
                                             --------------- ------------  ------------  -------------  ------------ ------------
Net investment income (loss)                              1          (25)          (18)           197            39          (97)
                                             --------------- ------------  ------------  -------------  ------------ ------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                -            -             -              -             -            -
   Investments                                         (546)      (1,571)       (1,811)        (5,941)      (12,571)     (10,022)
   Foreign currency related items                         -            -             -              -             -            -
   Futures contracts and options written                  -            -             -              -             -            -
   Investment securities sold short                       -            -             -              -             -            -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                           68          153           261            911         1,148        4,245
   Foreign currency related items                         -            -             -              -             -            -
   Futures contracts and options written                  -            -             -              -             -            -
   Investment securities sold short                       -            -             -              -             -            -
                                             --------------- ------------  ------------  -------------  ------------ ------------
Net realized and unrealized gain (loss)                (478)      (1,418)       (1,550)        (5,030)      (11,423)      (5,777)
                                             --------------- ------------  ------------  -------------  ------------ ------------

Net increase (decrease) in net assets
   from operations                                   $ (477)    $ (1,443)     $ (1,568)      $ (4,833)    $ (11,384)    $ (5,874)
                                             =============== ============  ============  =============  ============ ============


                     See notes to the financial statements.


                                               JNL/S&P                    JNL/S&P
                                                 Very        JNL/S&P      Equity        JNL/S&P      JNL/S&P      JNL/S&P
                                              Aggressive      Equity    Aggressive    Conservative  Moderate     Aggressive
                                                Growth        Growth      Growth        Growth       Growth        Growth
                                               Series I      Series I    Series I      Series II    Series II    Series II
                                              ------------  ----------- ------------  ------------  ----------  -------------
Investment income
   Dividends                                          $ -          $ -          $ -           $ -         $ -            $ -
   Interest                                             -            -            -             -           -              -
   Foreign taxes withheld                               -            -            -             -           -              -
   Securities lending                                   -            -            -             -           -              -
                                              ------------  ----------- ------------  ------------  ----------  -------------
Total investment income                                 -            -            -             -           -              -
                                              ------------  ----------- ------------  ------------  ----------  -------------
Expenses
   Administrative fees                                  -            -            -             -           -              -
   Advisory fees                                       57          140           42            11          18              6
   Interest expense                                     -            -            -             -           -              -
   12b-1 fees                                           -            -            -             -           -              -
                                              ------------  ----------- ------------  ------------  ----------  -------------
Total expenses                                         57          140           42            11          18              6
                                              ------------  ----------- ------------  ------------  ----------  -------------
   Fees paid indirectly                                 -            -            -             -           -              -
                                              ------------  ----------- ------------  ------------  ----------  -------------

Net expenses                                           57          140           42            11          18              6
                                              ------------  ----------- ------------  ------------  ----------  -------------
Net investment income (loss)                          (57)        (140)         (42)          (11)        (18)            (6)
                                              ------------  ----------- ------------  ------------  ----------  -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies              -            -            -             -           -              -
   Investments                                    (12,370)     (18,841)      (5,957)         (834)       (981)          (450)
   Foreign currency related items                       -            -            -             -           -              -
   Futures contracts and options written                -            -            -             -           -              -
   Investment securities sold short                     -            -            -             -           -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                      7,384        5,428        2,240           309        (159)           (73)
   Foreign currency related items                       -            -            -             -           -              -
   Futures contracts and options written                -            -            -             -           -              -
   Investment securities sold short                     -            -            -             -           -              -
                                              ------------  ----------- ------------  ------------  ----------  -------------
Net realized and unrealized gain (loss)            (4,986)     (13,413)      (3,717)         (525)     (1,140)          (523)
                                              ------------  ----------- ------------  ------------  ----------  -------------

Net increase (decrease) in net assets
   from operations                               $ (5,043)   $ (13,553)    $ (3,759)       $ (536)   $ (1,158)        $ (529)
                                              ============  =========== ============  ============  ==========  =============


                     See notes to the financial statements.



                                                 JNL/S&P                    JNL/S&P
                                                   Very        JNL/S&P       Equity
                                                Aggressive     Equity      Aggressive
                                                  Growth       Growth        Growth
                                                Series II     Series II     Series II
                                                -----------  ------------ --------------
Investment income
   Dividends                                           $ -           $ -            $ -
   Interest                                              -             -              -
   Foreign taxes withheld                                -             -              -
   Securities lending                                    -             -              -
                                                -----------  ------------ --------------
Total investment income                                  -             -              -
                                                -----------  ------------ --------------
Expenses
   Administrative fees                                   -             -              -
   Advisory fees                                         4            10              3
   Interest expense                                      -             -              -
   12b-1 fees                                            -             -              -
                                                -----------  ------------ --------------
Total expenses                                           4            10              3
                                                -----------  ------------ --------------
   Fees paid indirectly                                  -             -              -
                                                -----------  ------------ --------------

Net expenses                                             4            10              3
                                                -----------  ------------ --------------
Net investment income (loss)                            (4)          (10)            (3)
                                                -----------  ------------ --------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               -             -              -
   Investments                                        (369)       (1,084)          (397)
   Foreign currency related items                        -             -              -
   Futures contracts and options written                 -             -              -
   Investment securities sold short                      -             -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                          48            93            111
   Foreign currency related items                        -             -              -
   Futures contracts and options written                 -             -              -
   Investment securities sold short                      -             -              -
                                                -----------  ------------ --------------
Net realized and unrealized gain (loss)               (321)         (991)          (286)
                                                -----------  ------------ --------------

Net increase (decrease) in net assets
   from operations                                  $ (325)     $ (1,001)        $ (289)
                                                ===========  ============ ==============




(a) Period from May 1, 2001 (commencement of operations).
(b) Period from January 26, 2000 (commencement of operations).
(c) Period from January 13, 2000 (commencement of operations).
(d) Period from January 6, 2000 (commencement of operations).

                     See notes to the financial statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
Six Months Ended June 30, 2001


                                                                                                                           JNL/
                                                                                                       JNL/Eagle       J.P. Morgan
                                                JNL/Alger         JNL/Alliance        JNL/Eagle         SmallCap       Enhanced S&P
                                                  Growth             Growth          Core Equity         Equity         500 Stock
                                                  Series             Series             Series           Series        Index Series
                                             -----------------  -----------------   ---------------   -------------  ---------------
Net investment income (loss)                           $ (499)              $ 47             $ 362          $ (105)            $ 48
Net realized gain (loss) on:
   Distributions from investment companies                  -                  -                 -               -                -
   Investments                                        (18,853)           (15,199)          (10,240)         (1,664)          (1,151)
   Foreign currency related items                           -                  -                 -               -                -
   Futures contracts and options written                    -                  -                71               -               (9)
   Investment securities sold short                         -                  -                 -               -                -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                         (2,304)            (3,138)            2,229           9,951             (231)
   Foreign currency related items                           -                  -                 -               -                -
   Futures contracts and options written                    -                  -                 1               -                -
   Investment securities sold short                         -                  -                 -               -                -
                                             -----------------  -----------------   ---------------   -------------  ---------------
Net increase (decrease) in net assets
   from operations                                    (21,656)           (18,290)           (7,577)          8,182           (1,343)
                                             -----------------  -----------------   ---------------   -------------  ---------------

Share transactions(1)
   Proceeds from the sale of shares                    57,532             88,855            46,843          38,602           13,258
   Reinvestment of distributions                            -                  -                 -               -                -
   Cost of shares redeemed                           (104,942)           (26,495)          (28,416)        (20,677)          (8,378)
                                             -----------------  -----------------   ---------------   -------------  ---------------
Net increase (decrease) in net assets from
   share transactions                                 (47,410)            62,360            18,427          17,925            4,880
                                             -----------------  -----------------   ---------------   -------------  ---------------

Net increase (decrease) in net assets                 (69,066)            44,070            10,850          26,107            3,537

Net assets beginning of period                        459,577             92,981           146,888          77,200           22,622
                                             -----------------  -----------------   ---------------   -------------  ---------------

Net assets end of period                            $ 390,511          $ 137,051         $ 157,738       $ 103,307         $ 26,159
                                             =================  =================   ===============   =============  ===============

Undistributed (accumulated) net
   investment income (loss)                            $ (499)              $ 47             $ 391          $ (105)            $ 64
                                             =================  =================   ===============   =============  ===============

(1)Share transactions
   Shares sold                                          3,150              6,563             2,964           2,564            1,462
   Reinvestment of distributions                            -                  -                 -               -                -
   Shares redeemed                                     (5,805)            (2,141)           (1,827)         (1,402)            (920)
                                             -----------------  -----------------   ---------------   -------------  ---------------
   Net increase (decrease)                             (2,655)             4,422             1,137           1,162              542
                                             =================  =================   ===============   =============  ===============


                     See notes to the financial statements.


                                                    JNL/
                                                J.P. Morgan         JNL/Janus                            JNL/Janus        JNL/Janus
                                                International       Aggressive         JNL/Janus           Capital           Global
                                                 & Emerging          Growth            Balanced            Growth          Equities
                                               Markets Series        Series             Series             Series           Series
                                               ---------------  -----------------  -----------------  -----------------  -----------
Net investment income (loss)                           $ 67              $ 583              $ 740           $ (1,049)       $ 1,687
Net realized gain (loss) on:
   Distributions from investment companies                -                  -                  -                  -              -
   Investments                                         (779)          (100,586)            (1,833)          (156,021)       (23,986)
   Foreign currency related items                       (65)            (1,520)                (1)                 -          6,588
   Futures contracts and options written                (13)                 -                  -                  -              -
   Investment securities sold short                       -                  -                  -                  -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                         (436)           (25,072)            (1,014)            24,259        (74,990)
   Foreign currency related items                       (12)             5,083                  -                  -          3,192
   Futures contracts and options written                  5                  -                  -                  -              -
   Investment securities sold short                       -                  -                  -                  -              -
                                               ---------------  -----------------  -----------------  -----------------  -----------
Net increase (decrease) in net assets
   from operations                                   (1,233)          (121,512)            (2,108)          (132,811)       (87,509)
                                               ---------------  -----------------  -----------------  -----------------  -----------

Share transactions(1)
   Proceeds from the sale of shares                  19,897            681,587             36,261             63,439        766,820
   Reinvestment of distributions                          -                  -                  -                  -              -
   Cost of shares redeemed                          (19,906)          (725,986)            (9,285)           (81,440)      (859,261)
                                               ---------------  -----------------  -----------------  -----------------  -----------
Net increase (decrease) in net assets from
   share transactions                                    (9)           (44,399)            26,976            (18,001)       (92,441)
                                               ---------------  -----------------  -----------------  -----------------  -----------

Net increase (decrease) in net assets                (1,242)          (165,911)            24,868           (150,812)      (179,950)

Net assets beginning of period                        9,264            744,972             44,294            496,830        665,187
                                               ---------------  -----------------  -----------------  -----------------  -----------

Net assets end of period                            $ 8,022          $ 579,061           $ 69,162          $ 346,018      $ 485,237
                                               ===============  =================  =================  =================  ===========

Undistributed (accumulated) net
   investment income (loss)                            $ 46             $ (392)             $ 756           $ (1,049)        $ (941)
                                               ===============  =================  =================  =================  ===========

(1)Share transactions
   Shares sold                                        2,284             29,201              3,817              3,256         32,252
   Reinvestment of distributions                          -                  -                  -                  -              -
   Shares redeemed                                   (2,279)           (30,850)              (977)            (4,173)       (36,072)
                                               ---------------  -----------------  -----------------  -----------------  -----------
   Net increase (decrease)                                5             (1,649)             2,840               (917)        (3,820)
                                               ===============  =================  =================  =================  ===========


                     See notes to the financial statements.




                                                  JNL/Janus            JNL/             JNL/         JNL/PIMCO
                                                   Growth &         Oppenheimer       Oppenheimer    Total Return
                                                   Income         Global Growth        Growth           Bond
                                                   Series           Series (a)       Series (a)        Series
                                               ----------------  -----------------  --------------  -------------
Net investment income (loss)                              $ 86              $ 175             $ 8          $ 643
Net realized gain (loss) on:
   Distributions from investment companies                   -                  -               -              -
   Investments                                          (2,054)              (552)           (143)           265
   Foreign currency related items                            -               (225)              -             (3)
   Futures contracts and options written                     -                  -               -           (100)
   Investment securities sold short                          -                  -               -            (70)
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                             519             (1,262)           (105)          (138)
   Foreign currency related items                            -                 (2)              -            (11)
   Futures contracts and options written                     -                  -               -              1
   Investment securities sold short                          -                  -               -             63
                                               ----------------  -----------------  --------------  -------------
Net increase (decrease) in net assets
   from operations                                      (1,449)            (1,866)           (240)           650
                                               ----------------  -----------------  --------------  -------------

Share transactions(1)
   Proceeds from the sale of shares                      7,289             81,898           9,684         12,203
   Reinvestment of distributions                             -                  -               -              -
   Cost of shares redeemed                              (7,407)           (18,752)           (225)        (5,935)
                                               ----------------  -----------------  --------------  -------------
Net increase (decrease) in net assets from
   share transactions                                     (118)            63,146           9,459          6,268
                                               ----------------  -----------------  --------------  -------------

Net increase (decrease) in net assets                   (1,567)            61,280           9,219          6,918

Net assets beginning of period                          23,212                  -               -         21,715
                                               ----------------  -----------------  --------------  -------------

Net assets end of period                              $ 21,645           $ 61,280         $ 9,219       $ 28,633
                                               ================  =================  ==============  =============

Undistributed (accumulated) net
   investment income (loss)                               $ 93              $ 175             $ 8          $ 650
                                               ================  =================  ==============  =============

(1)Share transactions
   Shares sold                                             902              8,221             970          1,159
   Reinvestment of distributions                             -                  -               -              -
   Shares redeemed                                        (893)            (1,884)            (23)          (566)
                                               ----------------  -----------------  --------------  -------------
   Net increase (decrease)                                   9              6,337             947            593
                                               ================  =================  ==============  =============



                     See notes to the financial statements.



                                                      JNL/       JNL/Putnam     JNL/Putnam    JNL/Putnam
                                                      Putnam     International     Midcap        Value
                                                     Growth        Equity         Growth        Equity
                                                     Series        Series         Series        Series
                                                   -----------  -------------  -------------  ------------
Net investment income (loss)                           $ (161)         $ 807          $ (79)      $ 1,555
Net realized gain (loss) on:
   Distributions from investment companies                  -              -              -             -
   Investments                                        (36,066)       (10,376)        (4,086)       12,236
   Foreign currency related items                           -            (33)             -            (1)
   Futures contracts and options written                    -              -              -             -
   Investment securities sold short                         -              -              -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                        (32,512)        (7,776)        (2,294)      (19,165)
   Foreign currency related items                           -             (6)             -             -
   Futures contracts and options written                    -              -              -             -
   Investment securities sold short                         -              -              -             -
                                                   -----------  -------------  -------------  ------------
Net increase (decrease) in net assets
   from operations                                    (68,739)       (17,384)        (6,459)       (5,375)
                                                   -----------  -------------  -------------  ------------

Share transactions(1)
   Proceeds from the sale of shares                    82,632        186,115         48,549        64,983
   Reinvestment of distributions                            -              -              -             -
   Cost of shares redeemed                           (154,644)      (178,900)       (37,284)     (104,111)
                                                   -----------  -------------  -------------  ------------
Net increase (decrease) in net assets from
   share transactions                                 (72,012)         7,215         11,265       (39,128)
                                                   -----------  -------------  -------------  ------------

Net increase (decrease) in net assets                (140,751)       (10,169)         4,806       (44,503)

Net assets beginning of period                        497,299        126,816         46,122       422,750
                                                   -----------  -------------  -------------  ------------

Net assets end of period                            $ 356,548      $ 116,647       $ 50,928     $ 378,247
                                                   ===========  =============  =============  ============

Undistributed (accumulated) net
   investment income (loss)                            $ (161)         $ 793          $ (79)      $ 1,583
                                                   ===========  =============  =============  ============

(1)Share transactions
   Shares sold                                          4,078         16,699          5,492         3,700
   Reinvestment of distributions                            -              -              -             -
   Shares redeemed                                     (7,419)       (16,011)        (4,184)       (5,981)
                                                   -----------  -------------  -------------  ------------
   Net increase (decrease)                             (3,341)           688          1,308        (2,281)
                                                   ===========  =============  =============  ============


                     See notes to the financial statements.



                                                     Lazard/JNL     Lazard/JNL         PPM            PPM            PPM
                                                      Mid Cap        Small Cap     America/JNL    America/JNL      America/
                                                       Value           Value        Balanced      High Yield      JNL Money
                                                       Series         Series         Series       Bond Series    Market Series
                                                   --------------- -------------- -------------- --------------  -------------
Net investment income (loss)                                 $ 32           $ 14        $ 2,891        $ 7,269        $ 4,573
Net realized gain (loss) on:
   Distributions from investment companies                      -              -              -              -              -
   Investments                                              1,522            744           (393)       (10,101)             -
   Foreign currency related items                               -              -              -              -              -
   Futures contracts and options written                        -              -              -              -              -
   Investment securities sold short                             -              -              -              -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                (14)           757         11,972          7,947              -
   Foreign currency related items                               -              -              -              -              -
   Futures contracts and options written                        -              -              -              -              -
   Investment securities sold short                             -              -              -              -              -
                                                   --------------- -------------- -------------- --------------  -------------
Net increase (decrease) in net assets
   from operations                                          1,540          1,515         14,470          5,115          4,573
                                                   --------------- -------------- -------------- --------------  -------------

Share transactions(1)
   Proceeds from the sale of shares                         5,164          7,014         32,328         43,075      1,135,203
   Reinvestment of distributions                                -              -              -              -          4,592
   Cost of shares redeemed                                 (3,869)        (4,950)       (17,385)       (30,964)    (1,103,015)
                                                   --------------- -------------- -------------- --------------  -------------
Net increase (decrease) in net assets from
   share transactions                                       1,295          2,064         14,943         12,111         36,780
                                                   --------------- -------------- -------------- --------------  -------------

Net increase (decrease) in net assets                       2,835          3,579         29,413         17,226         36,780

Net assets beginning of period                             15,478         14,614        155,270        144,516        185,012
                                                   --------------- -------------- -------------- --------------  -------------

Net assets end of period                                 $ 18,313       $ 18,193      $ 184,683      $ 161,742      $ 221,792
                                                   =============== ============== ============== ==============  =============

Undistributed (accumulated) net
   investment income (loss)                                  $ 34           $ 18        $ 3,338        $ 7,535            $ -
                                                   =============== ============== ============== ==============  =============

(1)Share transactions
   Shares sold                                                428            665          2,346          4,753      1,135,203
   Reinvestment of distributions                                -              -              -              -          4,592
   Shares redeemed                                           (323)          (474)        (1,262)        (3,431)    (1,103,015)
                                                   --------------- -------------- -------------- --------------  -------------
   Net increase (decrease)                                    105            191          1,084          1,322         36,780
                                                   =============== ============== ============== ==============  =============

                     See notes to the financial statements.





                                                                                                    Salomon
                                                      Salomon        Salomon        Salomon        Brothers/JNL
                                                    Brothers/JNL   Brothers/JNL   Brothers/JNL    U.S. Government
                                                      Balanced     Global Bond     High Yield        & Quality
                                                       Series         Series      Bond Series       Bond Series
                                                    -------------  ------------- --------------- ------------------
Net investment income (loss)                               $ 174        $ 3,886           $ 772            $ 4,593
Net realized gain (loss) on:
   Distributions from investment companies                     -              -               -                  -
   Investments                                                86            243            (319)             1,292
   Foreign currency related items                              -           (216)              -                  -
   Futures contracts and options written                       -              -               -               (611)
   Investment securities sold short                            -              -               -                  -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                              (472)          (546)            382             (2,459)
   Foreign currency related items                              -            (60)              -                  -
   Futures contracts and options written                       -              -               -                117
   Investment securities sold short                            -              -               -                  -
                                                    -------------  ------------- --------------- ------------------
Net increase (decrease) in net assets
   from operations                                          (212)         3,307             835              2,932
                                                    -------------  ------------- --------------- ------------------

Share transactions(1)
   Proceeds from the sale of shares                        5,411         28,160           5,697             70,698
   Reinvestment of distributions                               -              -               -                  -
   Cost of shares redeemed                                (3,066)       (28,467)         (3,895)           (28,039)
                                                    -------------  ------------- --------------- ------------------
Net increase (decrease) in net assets from
   share transactions                                      2,345           (307)          1,802             42,659
                                                    -------------  ------------- --------------- ------------------

Net increase (decrease) in net assets                      2,133          3,000           2,637             45,591

Net assets beginning of period                            12,597        116,654          16,437            138,122
                                                    -------------  ------------- --------------- ------------------

Net assets end of period                                $ 14,730      $ 119,654        $ 19,074          $ 183,713
                                                    =============  ============= =============== ==================

Undistributed (accumulated) net
   investment income (loss)                                $ 188        $ 4,207           $ 789            $ 4,817
                                                    =============  ============= =============== ==================

(1)Share transactions
   Shares sold                                               515          2,653             709              6,342
   Reinvestment of distributions                               -              -               -                  -
   Shares redeemed                                          (293)        (2,701)           (487)            (2,519)
                                                    -------------  ------------- --------------- ------------------
   Net increase (decrease)                                   222            (48)            222              3,823
                                                    =============  ============= =============== ==================

                     See notes to the financial statements.

                                               T. Rowe         T. Rowe
                                               Price/JNL      Price/JNL
                                              Established      Mid-Cap
                                                 Growth         Growth
                                                 Series         Series
                                              -------------  -------------
                                                     $ 341         $ (889)
Net investment income (loss)
Net realized gain (loss) on:                             -              -
   Distributions from investment companies         (26,413)        (4,266)
   Investments                                         (78)             -
   Foreign currency related items                        -              -
   Futures contracts and options written                 -              -
   Investment securities sold short
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                     (15,944)           989
   Foreign currency related items                      (11)             -
   Futures contracts and options written                                -
   Investment securities sold short                      -              -
                                              -------------  -------------
Net increase (decrease) in net assets
   from operations                                 (42,105)        (4,166)
                                              -------------  -------------

Share transactions(1)
   Proceeds from the sale of shares                187,760        214,653
   Reinvestment of distributions                         -              -
   Cost of shares redeemed                         (65,276)      (248,179)
                                              -------------  -------------
Net increase (decrease) in net assets from
   share transactions                              122,484        (33,526)
                                              -------------  -------------

Net increase (decrease) in net assets               80,379        (37,692)

Net assets beginning of period                     411,855        419,796
                                              -------------  -------------

Net assets end of period                         $ 492,234      $ 382,104
                                              =============  =============

Undistributed (accumulated) net
   investment income (loss)                          $ 332         $ (889)
                                              =============  =============

(1)Share transactions
   Shares sold                                      10,279          9,437
   Reinvestment of distributions                         -              -
   Shares redeemed                                  (3,803)       (10,948)
                                              -------------  -------------
   Net increase (decrease)                           6,476         (1,511)
                                              =============  =============

                     See notes to the financial statements.




                                                 T. Rowe        JNL/S&P      JNL/S&P       JNL/S&P        JNL/S&P
                                                Price/JNL     Conservative   Moderate     Aggressive    Conservative
                                                  Value         Growth        Growth        Growth         Growth
                                                 Series         Series        Series        Series        Series I
                                              --------------  ------------  -----------  -------------  -------------
Net investment income (loss)                          $ 716           $ 1        $ (25)         $ (18)         $ 197
Net realized gain (loss) on:
   Distributions from investment companies                -             -            -              -              -
   Investments                                        4,311          (546)      (1,571)        (1,811)        (5,941)
   Foreign currency related items                         -             -            -              -              -
   Futures contracts and options written                  -             -            -              -              -
   Investment securities sold short                       -             -            -              -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                       (1,475)           68          153            261            911
   Foreign currency related items                         -             -            -              -              -
   Futures contracts and options written                  -             -            -              -              -
   Investment securities sold short                       -             -            -              -              -
                                              --------------  ------------  -----------  -------------  -------------
Net increase (decrease) in net assets
   from operations                                    3,552          (477)      (1,443)        (1,568)        (4,833)
                                              --------------  ------------  -----------  -------------  -------------

Share transactions(1)
   Proceeds from the sale of shares                 160,988         6,537       11,396          4,541         48,095
   Reinvestment of distributions                          -             -            -              -              -
   Cost of shares redeemed                          (17,217)       (1,579)      (1,990)        (2,294)       (15,994)
                                              --------------  ------------  -----------  -------------  -------------
Net increase (decrease) in net assets from
   share transactions                               143,771         4,958        9,406          2,247         32,101
                                              --------------  ------------  -----------  -------------  -------------

Net increase (decrease) in net assets               147,323         4,481        7,963            679         27,268

Net assets beginning of period                       26,446         8,737       21,489         18,897        139,701
                                              --------------  ------------  -----------  -------------  -------------

Net assets end of period                          $ 173,769      $ 13,218     $ 29,452       $ 19,576      $ 166,969
                                              ==============  ============  ===========  =============  =============

Undistributed (accumulated) net
   investment income (loss)                           $ 714         $ 293        $ 623          $ 352        $ 5,911
                                              ==============  ============  ===========  =============  =============

(1)Share transactions
   Shares sold                                       14,106           709        1,292            516          4,170
   Reinvestment of distributions                          -             -            -              -              -
   Shares redeemed                                   (1,527)         (174)        (227)          (259)        (1,402)
                                              --------------  ------------  -----------  -------------  -------------
   Net increase (decrease)                           12,579           535        1,065            257          2,768
                                              ==============  ============  ===========  =============  =============



                     See notes to the financial statements.



                                                                                JNL/S&P                    JNL/S&P
                                                  JNL/S&P        JNL/S&P         Very         JNL/S&P       Equity
                                                 Moderate       Aggressive    Aggressive      Equity      Aggressive
                                                  Growth          Growth        Growth        Growth        Growth
                                                 Series I        Series I      Series I      Series I      Series I
                                               --------------  ------------- -------------  ------------ -------------
Net investment income (loss)                            $ 39          $ (97)        $ (57)       $ (140)        $ (42)
Net realized gain (loss) on:
   Distributions from investment companies                 -              -             -             -             -
   Investments                                       (12,571)       (10,022)      (12,370)      (18,841)       (5,957)
   Foreign currency related items                          -              -             -             -             -
   Futures contracts and options written                   -              -             -             -             -
   Investment securities sold short                        -              -             -             -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                         1,148          4,245         7,384         5,428         2,240
   Foreign currency related items                          -              -             -             -             -
   Futures contracts and options written                   -              -             -             -             -
   Investment securities sold short                        -              -             -             -             -
                                               --------------  ------------- -------------  ------------ -------------
Net increase (decrease) in net assets
   from operations                                   (11,384)        (5,874)       (5,043)      (13,553)       (3,759)
                                               --------------  ------------- -------------  ------------ -------------

Share transactions(1)
   Proceeds from the sale of shares                   82,641         24,923        12,212        44,727        11,613
   Reinvestment of distributions                           -              -             -             -             -
   Cost of shares redeemed                           (16,785)        (9,809)       (6,008)      (13,409)       (4,859)
                                               --------------  ------------- -------------  ------------ -------------
Net increase (decrease) in net assets from
   share transactions                                 65,856         15,114         6,204        31,318         6,754
                                               --------------  ------------- -------------  ------------ -------------

Net increase (decrease) in net assets                 54,472          9,240         1,161        17,765         2,995

Net assets beginning of period                       222,052         95,075        57,841       135,523        40,471
                                               --------------  ------------- -------------  ------------ -------------

Net assets end of period                           $ 276,524      $ 104,315      $ 59,002     $ 153,288      $ 43,466
                                               ==============  ============= =============  ============ =============

Undistributed (accumulated) net
   investment income (loss)                          $ 8,375        $ 3,210       $ 1,411       $ 3,299       $ 1,146
                                               ==============  ============= =============  ============ =============

(1)Share transactions
   Shares sold                                         6,919          2,034           985         3,788           960
   Reinvestment of distributions                           -              -             -             -             -
   Shares redeemed                                    (1,431)          (804)         (495)       (1,176)         (419)
                                               --------------  ------------- -------------  ------------ -------------
   Net increase (decrease)                             5,488          1,230           490         2,612           541
                                               ==============  ============= =============  ============ =============


                         See notes to the financial statements.


                                                                                          JNL/S&P                     JNL/S&P
                                                  JNL/S&P       JNL/S&P       JNL/S&P       Very         JNL/S&P       Equity
                                                Conservative    Moderate    Aggressive   Aggressive      Equity      Aggressive
                                                   Growth        Growth       Growth       Growth        Growth        Growth
                                                 Series II     Series II     Series II    Series II     Series II    Series II
                                                -------------  -----------  ------------ ------------  ------------ -------------
Net investment income (loss)                           $ (11)       $ (18)         $ (6)        $ (4)        $ (10)         $ (3)
Net realized gain (loss) on:
   Distributions from investment companies                 -            -             -            -             -             -
   Investments                                          (834)        (981)         (450)        (369)       (1,084)         (397)
   Foreign currency related items                          -            -             -            -             -             -
   Futures contracts and options written                   -            -             -            -             -             -
   Investment securities sold short                        -            -             -            -             -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                           309         (159)          (73)          48            93           111
   Foreign currency related items                          -            -             -            -             -             -
   Futures contracts and options written                   -            -             -            -             -             -
   Investment securities sold short                        -            -             -            -             -             -
                                                -------------  -----------  ------------ ------------  ------------ -------------
Net increase (decrease) in net assets
   from operations                                      (536)      (1,158)         (529)        (325)       (1,001)         (289)
                                                -------------  -----------  ------------ ------------  ------------ -------------

Share transactions(1)
   Proceeds from the sale of shares                    5,772        5,462         1,127          217         1,888           426
   Reinvestment of distributions                           -            -             -            -             -             -
   Cost of shares redeemed                            (3,807)      (3,707)       (1,156)        (531)       (1,975)         (470)
                                                -------------  -----------  ------------ ------------  ------------ -------------
Net increase (decrease) in net assets from
   share transactions                                  1,965        1,755           (29)        (314)          (87)          (44)
                                                -------------  -----------  ------------ ------------  ------------ -------------

Net increase (decrease) in net assets                  1,429          597          (558)        (639)       (1,088)         (333)

Net assets beginning of period                         9,867       17,884         6,257        4,395        11,243         3,475
                                                -------------  -----------  ------------ ------------  ------------ -------------

Net assets end of period                            $ 11,296     $ 18,481       $ 5,699      $ 3,756      $ 10,155       $ 3,142
                                                =============  ===========  ============ ============  ============ =============

Undistributed (accumulated) net
   investment income (loss)                            $ 207        $ 481         $ 143        $ 100         $ 211          $ 71
                                                =============  ===========  ============ ============  ============ =============

(1)Share transactions
   Shares sold                                           599          509           104           18           167            36
   Reinvestment of distributions                           -            -             -            -             -             -
   Shares redeemed                                      (401)        (349)         (110)         (44)         (177)          (41)
                                                -------------  -----------  ------------ ------------  ------------ -------------
   Net increase (decrease)                               198          160            (6)         (26)          (10)           (5)
                                                =============  ===========  ============ ============  ============ =============




(a) Period from May 1, 2001 (commencement of operations).
(b) Period from January 26, 2000 (commencement of operations).
(c) Period from January 13, 2000 (commencement of operations).
(d) Period from January 6, 2000 (commencement of operations).



                     See notes to the financial statements.

JNL Series Trust
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2000


                                                                                              JNL/           JNL/
                                                                               JNL/Eagle   J.P. Morgan    J.P. Morgan    JNL/Janus
                                         JNL/Alger    JNL/Alliance JNL/Eagle   SmallCap   Enhanced S&P   International   Aggressive
                                           Growth       Growth     Core Equity  Equity      500 Stock     & Emerging       Growth
                                           Series       Series      Series      Series    Index Series   Markets Series    Series
                                         -----------  ------------ ----------  ---------- -------------- --------------  -----------
Net investment income (loss)              $    (140)          $ 4      $ 693      $ (226)          $ 85           $ 37      $ 2,009
Net realized gain (loss) on:
   Distributions from investment companies        -             -          -           -              -              -            -
   Investments                               23,808        (3,215)     8,070       4,744           (879)           501       53,908
   Foreign currency related items                 -             -          -           -              -            (66)       9,699
   Futures contracts and options written          -             -        138           -            (75)          (102)           -
   Investment securities sold short               -             -          -           -              -              -            -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                              (96,823)      (15,827)    (9,400)    (16,439)        (1,286)        (1,817)    (264,160)
   Foreign currency related items                 -             -          -           -              -             15       (5,047)
   Futures contracts and options written          -             -          1           -             (3)           (25)           -
   Investment securities sold short               -             -          -           -              -              -            -
                                         -----------  ------------ ----------  ---------- -------------- --------------  -----------
Net increase (decrease) in net assets
   from operations                          (73,155)      (19,038)      (498)    (11,921)        (2,158)        (1,457)    (203,591)
                                         -----------  ------------ ----------  ---------- -------------- --------------  -----------

Distributions to shareholders
   From net investment income                     -            (4)      (717)          -            (69)           (47)     (12,209)
   From net realized gains on
      investment transactions               (28,600)       (1,089)   (17,029)     (2,626)           (15)        (1,034)    (106,881)
                                         -----------  ------------ ----------  ---------- -------------- --------------  -----------
Total distributions to shareholders         (28,600)       (1,093)   (17,746)     (2,626)           (84)        (1,081)    (119,090)
                                         -----------  ------------ ----------  ---------- -------------- --------------  -----------

Share transactions(1)
   Proceeds from the sale of shares         254,900       113,571     91,421      56,798         22,472         17,656      868,092
   Reinvestment of distributions             28,600         1,093     17,746       2,626             84          1,081      119,090
   Cost of shares redeemed                 (122,807)      (19,808)   (39,364)    (29,181)        (3,033)       (14,712)    (574,075)
                                         -----------  ------------ ----------  ---------- -------------- --------------  -----------
Net increase in net assets from
   share transactions                       160,693        94,856     69,803      30,243         19,523          4,025      413,107
                                         -----------  ------------ ----------  ---------- -------------- --------------  -----------

Net increase (decrease) in net assets        58,938        74,725     51,559      15,696         17,281          1,487       90,426

Net assets beginning of period              400,639        18,256     95,329      61,504          5,341          7,777      654,546
                                         -----------  ------------ ----------  ---------- -------------- --------------  -----------

Net assets end of period                  $ 459,577      $ 92,981   $146,888     $77,200       $ 22,622        $ 9,264     $744,972
                                         ===========  ============ ==========  ========== ============== ==============  ===========

Undistributed (accumulated) net
   investment income (loss)                     $ -           $ -       $ 29         $ -           $ 16          $ (21)      $ (975)
                                         ===========  ============ ==========  ========== ============== ==============  ===========

(1)Share transactions
   Shares sold                               10,982         6,946      4,854       3,352          2,207          1,520       21,978
   Reinvestment of distributions              1,555            80      1,121         192              9            113        4,383
   Shares redeemed                           (5,287)       (1,262)    (2,072)     (1,732)          (298)        (1,278)     (14,786)
                                         -----------  ------------ ----------  ---------- -------------- --------------  -----------
   Net increase                               7,250         5,764      3,903       1,812          1,918            355       11,575
                                         ===========  ============ ==========  ========== ============== ==============  ===========


                     See notes to the financial statements.




                                                        JNL/Janus     JNL/Janus    JNL/Janus     JNL/PIMCO       JNL/
                                           JNL/Janus     Capital       Global       Growth &     Total Return   Putnam
                                            Balanced      Growth      Equities       Income         Bond        Growth
                                           Series (a)     Series        Series       Series        Series       Series
                                           -----------  -----------  ------------ -------------  -----------   ----------
Net investment income (loss)                    $ 499     $ (4,319)        $ 221         $ 240        $ 868     $ (1,154)
Net realized gain (loss) on:
   Distributions from investment companies           -            -             -             -            -            -
   Investments                                 (1,185)      10,911        47,960            41          356      (13,245)
   Foreign currency related items                   -           (2)       11,986            (2)          27            -
   Futures contracts and options written            -            -             -           (18)         164            -
   Investment securities sold short                 -            -             -             -         (116)           -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                    (64)    (279,612)     (207,303)       (1,835)         544      (87,940)
   Foreign currency related items                   -            -           150             -          (31)           -
   Futures contracts and options written            -            -             -           (14)          18            -
   Investment securities sold short                 -            -             -             -          (63)           -
                                           -----------  -----------  ------------ -------------  -----------   ----------
Net increase (decrease) in net assets
   from operations                               (750)    (273,022)     (146,986)       (1,588)       1,767     (102,339)
                                           -----------  -----------  ------------ -------------  -----------   ----------

Distributions to shareholders
   From net investment income                    (480)           -       (14,036)         (231)        (902)           -
   From net realized gains on
      investment transactions                       -      (86,605)      (62,620)            -          (24)      (9,625)
                                           -----------  -----------               -------------  -----------   ----------
Total distributions to shareholders              (480)     (86,605)      (76,656)         (231)        (926)      (9,625)
                                           -----------  -----------  ------------ -------------  -----------   ----------

Share transactions(1)
   Proceeds from the sale of shares            50,759      435,038     1,843,739        20,908       14,570      257,015
   Reinvestment of distributions                  480       86,605        76,656           231          926        9,625
   Cost of shares redeemed                     (5,715)    (174,272)   (1,628,807)       (3,785)      (4,073)    (111,770)
                                           -----------  -----------  ------------ -------------  -----------   ----------
Net increase in net assets from
   share transactions                          45,524      347,371       291,588        17,354       11,423      154,870
                                           -----------  -----------  ------------ -------------  -----------   ----------

Net increase (decrease) in net assets          44,294      (12,256)       67,946        15,535       12,264       42,906

Net assets beginning of period                      -      509,086       597,241         7,677        9,451      454,393
                                           -----------  -----------  ------------ -------------  -----------   ----------

Net assets end of period                     $ 44,294    $ 496,830     $ 665,187      $ 23,212     $ 21,715     $497,299
                                           ===========  ===========  ============ =============  ===========   ==========

Undistributed (accumulated) net
   investment income (loss)                      $ 16          $ -      $ (2,628)          $ 7          $ 7          $ -
                                           ===========  ===========  ============ =============  ===========   ==========

(1)Share transactions
   Shares sold                                  5,102       10,165        52,271         2,312        1,446        9,444
   Reinvestment of distributions                   50        3,634         2,907            27           91          427
   Shares redeemed                               (580)      (4,368)      (46,296)         (418)        (407)      (4,139)
                                           -----------  -----------  ------------ -------------  -----------   ----------
   Net increase                                 4,572        9,431         8,882         1,921        1,130        5,732
                                           ===========  ===========  ============ =============  ===========   ==========


                     See notes to the financial statements.



                                            JNL/Putnam      JNL/Putnam    JNL/Putnam   Lazard/JNL    Lazard/JNL        PPM
                                            International     Midcap        Value        Mid Cap      Small Cap    America/JNL
                                              Equity          Growth        Equity        Value         Value       Balanced
                                              Series        Series (a)      Series       Series        Series        Series
                                            ------------    ------------  -----------  ------------  ------------  ------------
Net investment income (loss)                      $ 509           $ (20)     $ 3,825          $ 37          $ 36       $ 5,760
Net realized gain (loss) on:
   Distributions from investment companies             -              -            -             -             -             -
   Investments                                   17,565          (1,027)     (12,562)          823            11        (2,507)
   Foreign currency related items                  (426)              -            -             -             -             -
   Futures contracts and options written              -               -            -             -             -             -
   Investment securities sold short                   -               -            -             -             -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                  (33,047)            140       38,205         1,608         1,650         8,622
   Foreign currency related items                     1               -            -             -             -             -
   Futures contracts and options written              -               -            -             -             -             -
   Investment securities sold short                   -               -            -             -             -             -
                                            ------------    ------------  -----------  ------------  ------------  ------------
Net increase (decrease) in net assets
   from operations                              (15,398)           (907)      29,468         2,468         1,697        11,875
                                            ------------    ------------  -----------  ------------  ------------  ------------

Distributions to shareholders
   From net investment income                       (98)              -       (3,797)          (35)          (36)       (5,286)
   From net realized gains on
      investment transactions                   (19,160)              -            -          (352)            -          (341)
                                            ------------    ------------  -----------  ------------  ------------  ------------
Total distributions to shareholders             (19,258)              -       (3,797)         (387)          (36)       (5,627)
                                            ------------    ------------  -----------  ------------  ------------  ------------

Share transactions(1)
   Proceeds from the sale of shares             316,897          56,225      197,889        10,714         9,502        43,446
   Reinvestment of distributions                 19,258               -        3,797           387            36         5,627
   Cost of shares redeemed                     (279,717)         (9,196)    (124,061)       (4,098)       (2,898)      (43,063)
                                            ------------    ------------  -----------  ------------  ------------  ------------
Net increase in net assets from
   share transactions                            56,438          47,029       77,625         7,003         6,640         6,010
                                            ------------    ------------  -----------  ------------  ------------  ------------

Net increase (decrease) in net assets            21,782          46,122      103,296         9,084         8,301        12,258

Net assets beginning of period                  105,034               -      319,454         6,394         6,313       143,012
                                            ------------    ------------  -----------  ------------  ------------  ------------

Net assets end of period                      $ 126,816        $ 46,122    $ 422,750      $ 15,478      $ 14,614     $ 155,270
                                            ============    ============  ===========  ============  ============  ============

Undistributed (accumulated) net
   investment income (loss)                       $ (14)            $ -         $ 28           $ 2           $ 4         $ 447
                                            ============    ============  ===========  ============  ============  ============

(1)Share transactions
   Shares sold                                   20,680           5,590       12,012         1,002         1,006         3,502
   Reinvestment of distributions                  1,618               -          221            34             4           441
   Shares redeemed                              (18,186)           (932)      (7,493)         (382)         (303)       (3,465)
                                            ------------    ------------  -----------  ------------  ------------  ------------
   Net increase                                   4,112           4,658        4,740           654           707           478
                                            ============    ============  ===========  ============  ============  ============



                     See notes to the financial statements.


                                                 PPM             PPM         Salomon       Salomon        Salomon
                                             America/JNL      America/     Brothers/JNL  Brothers/JNL  Brothers/JNL
                                              High Yield      JNL Money      Balanced    Global Bond    High Yield
                                             Bond Series    Market Series     Series       Series       Bond Series
                                             -------------  -------------- ------------- ------------  --------------
Net investment income (loss)                     $ 14,785         $ 8,968         $ 403      $ 7,262         $ 1,236
Net realized gain (loss) on:
   Distributions from investment companies              -               -             -            -               -
   Investments                                    (13,258)              -           (30)         164            (524)
   Foreign currency related items                       -               -             -         (517)              -
   Futures contracts and options written                -               -             -            -               -
   Investment securities sold short                     -               -             -            -               -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                    (10,098)              -           518          420          (1,323)
   Foreign currency related items                       -               -             -         (187)              -
   Futures contracts and options written                -               -             -            -               -
   Investment securities sold short                     -               -             -            -               -
                                             -------------  -------------- ------------- ------------  --------------
Net increase (decrease) in net assets
   from operations                                 (8,571)          8,968           891        7,142            (611)
                                             -------------  -------------- ------------- ------------  --------------

Distributions to shareholders
   From net investment income                     (14,519)         (8,968)         (394)      (6,515)         (1,219)
   From net realized gains on
      investment transactions                           -               -             -            -               -
                                             -------------  -------------- ------------- ------------  --------------
Total distributions to shareholders               (14,519)         (8,968)         (394)      (6,515)         (1,219)
                                             -------------  -------------- ------------- ------------  --------------

Share transactions(1)
   Proceeds from the sale of shares                58,997       1,689,868         9,968       61,572          10,286
   Reinvestment of distributions                   14,519           8,900           394        6,515           1,219
   Cost of shares redeemed                        (52,933)     (1,678,202)       (5,779)     (33,121)         (3,928)
                                             -------------  -------------- ------------- ------------  --------------
Net increase in net assets from
   share transactions                              20,583          20,566         4,583       34,966           7,577
                                             -------------  -------------- ------------- ------------  --------------

Net increase (decrease) in net assets              (2,507)         20,566         5,080       35,593           5,747

Net assets beginning of period                    147,023         164,446         7,517       81,061          10,690
                                             -------------  -------------- ------------- ------------  --------------

Net assets end of period                        $ 144,516       $ 185,012      $ 12,597    $ 116,654        $ 16,437
                                             =============  ============== ============= ============  ==============

Undistributed (accumulated) net
   investment income (loss)                         $ 266             $ -          $ 14        $ 321            $ 17
                                             =============  ============== ============= ============  ==============

(1)Share transactions
   Shares sold                                      5,933       1,689,868           959        5,876           1,222
   Reinvestment of distributions                    1,682           8,900            38          633             160
   Shares redeemed                                 (5,321)     (1,678,202)         (551)      (3,165)           (465)
                                             -------------  -------------- ------------- ------------  --------------
   Net increase                                     2,294          20,566           446        3,344             917
                                             =============  ============== ============= ============  ==============

                     See notes to the financial statements.



                                                 Salomon           T. Rowe       T. Rowe
                                                Brothers/JNL      Price/JNL     Price/JNL     T. Rowe       JNL/S&P
                                              U.S. Government    Established     Mid-Cap     Price/JNL    Conservative
                                                  & Quality        Growth        Growth        Value        Growth
                                                Bond Series        Series        Series      Series (a)   Series (b)
                                              ----------------- -------------- ------------  -----------  ------------
Net investment income (loss)                           $ 7,137          $ 101       $ (727)       $ 187         $ 244
Net realized gain (loss) on:
   Distributions from investment companies                   -              -            -            -           189
   Investments                                          (2,408)        43,042       23,258          501            (9)
   Foreign currency related items                            -           (327)           -           (3)            -
   Futures contracts and options written                     -              -            -            -             -
   Investment securities sold short                          -              -            -            -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                           8,561        (47,635)         (88)       1,963        (1,009)
   Foreign currency related items                            -             11            -            -             -
   Futures contracts and options written                     -              -            -            -             -
   Investment securities sold short                          -              -            -            -             -
                                              ----------------- -------------- ------------  -----------  ------------
Net increase (decrease) in net assets
   from operations                                      13,290         (4,808)      22,443        2,648          (585)
                                              ----------------- -------------- ------------  -----------  ------------

Distributions to shareholders
   From net investment income                           (6,956)          (106)           -         (186)            -
   From net realized gains on
      investment transactions                                -        (54,187)     (30,745)         (49)            -
                                              ----------------- -------------- ------------  -----------  ------------
Total distributions to shareholders                     (6,956)       (54,293)     (30,745)        (235)            -
                                              ----------------- -------------- ------------  -----------  ------------

Share transactions(1)
   Proceeds from the sale of shares                   60,432        144,663      306,687       31,708        10,678
   Reinvestment of distributions                       6,956         54,293       30,745          235             -
   Cost of shares redeemed                           (41,929)       (79,338)    (195,836)      (7,910)       (1,356)
                                            ----------------- -------------- ------------  -----------  ------------
Net increase in net assets from
   share transactions                                 25,459        119,618      141,596       24,033         9,322
                                            ----------------- -------------- ------------  -----------  ------------

Net increase (decrease) in net assets                 31,793         60,517      133,294       26,446         8,737

Net assets beginning of period                       106,329        351,338      286,502            -             -
                                            ----------------- -------------- ------------  -----------  ------------

Net assets end of period                           $ 138,122      $ 411,855    $ 419,796     $ 26,446       $ 8,737
                                            ================= ============== ============  ===========  ============

Undistributed (accumulated) net
   investment income (loss)                            $ 224           $ (9)         $ -         $ (2)        $ 292
                                            ================= ============== ============  ===========  ============

(1)Share transactions
   Shares sold                                         5,612          6,393       12,333        3,099         1,050
   Reinvestment of distributions                         638          2,938        1,361           22             -
   Shares redeemed                                    (3,910)        (3,546)      (7,893)        (747)         (134)
                                            ----------------- -------------- ------------  -----------  ------------
   Net increase                                        2,340          5,785        5,801        2,374           916
                                            ================= ============== ============  ===========  ============


                     See notes to the financial statements.




                                              JNL/S&P       JNL/S&P        JNL/S&P       JNL/S&P      JNL/S&P
                                              Moderate     Aggressive    Conservative    Moderate   Aggressive
                                               Growth        Growth         Growth        Growth      Growth
                                             Series (c)    Series (d)      Series I      Series I    Series I
                                             -----------  -------------  -------------  ----------- ------------
Net investment income (loss)                      $ 408          $ 100        $ 3,792      $ 4,533      $ 1,175
Net realized gain (loss) on:
   Distributions from investment companies          781            994          4,403        9,597        5,604
   Investments                                      (12)            43          2,500        3,477        2,467
   Foreign currency related items                     -              -              -            -            -
   Futures contracts and options written              -              -              -            -            -
   Investment securities sold short                   -              -              -            -            -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                   (3,363)        (3,600)       (14,061)     (29,306)     (19,129)
   Foreign currency related items                     -              -              -            -            -
   Futures contracts and options written              -              -              -            -            -
   Investment securities sold short                   -              -              -            -            -
                                             -----------  -------------  -------------  ----------- ------------
Net increase (decrease) in net assets
   from operations                               (2,186)        (2,463)        (3,366)     (11,699)      (9,883)
                                             -----------  -------------  -------------  ----------- ------------

Distributions to shareholders
   From net investment income                         -              -         (2,558)      (3,536)      (1,206)
   From net realized gains on
      investment transactions                         -              -         (2,160)      (4,315)      (1,961)
                                             -----------  -------------  -------------  ----------- ------------
Total distributions to shareholders                   -              -         (4,718)      (7,851)      (3,167)
                                             -----------  -------------  -------------  ----------- ------------

Share transactions(1)
   Proceeds from the sale of shares              26,289         23,524         96,690      151,906       73,479
   Reinvestment of distributions                      -              -          4,718        7,851        3,167
   Cost of shares redeemed                       (2,614)        (2,164)       (26,621)     (28,763)      (9,850)
                                             -----------  -------------  -------------  ----------- ------------
Net increase in net assets from
   share transactions                            23,675         21,360         74,787      130,994       66,796
                                             -----------  -------------  -------------  ----------- ------------

Net increase (decrease) in net assets            21,489         18,897         66,703      111,444       53,746

Net assets beginning of period                        -              -         72,998      110,608       41,329
                                             -----------  -------------  -------------  ----------- ------------

Net assets end of period                       $ 21,489       $ 18,897      $ 139,701    $ 222,052     $ 95,075
                                             ===========  =============  =============  =========== ============

Undistributed (accumulated) net
   investment income (loss)                       $ 648          $ 370        $ 5,714      $ 8,336      $ 3,307
                                             ===========  =============  =============  =========== ============

(1)Share transactions
   Shares sold                                    2,600          2,201          7,675       11,207        5,017
   Reinvestment of distributions                      -              -            403          641          249
   Shares redeemed                                 (262)          (205)        (2,128)      (2,137)        (685)
                                             -----------  -------------  -------------  ----------- ------------
   Net increase                                   2,338          1,996          5,950        9,711        4,581
                                             ===========  =============  =============  =========== ============


                     See notes to the financial statements.


                                                JNL/S&P                    JNL/S&P
                                                  Very        JNL/S&P      Equity        JNL/S&P      JNL/S&P
                                               Aggressive     Equity     Aggressive    Conservative   Moderate
                                                 Growth       Growth       Growth        Growth        Growth
                                                Series I     Series I     Series I      Series II    Series II
                                               -----------  ------------ ------------  ------------  -----------
Net investment income (loss)                        $ 244         $ 558        $ 180         $ 239        $ 317
Net realized gain (loss) on:
   Distributions from investment companies          4,537         8,952        3,050           211          543
   Investments                                      2,069         4,652        1,603           161          339
   Foreign currency related items                       -             -            -             -            -
   Futures contracts and options written                -             -            -             -            -
   Investment securities sold short                     -             -            -             -            -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                    (18,383)      (36,017)     (12,116)       (1,138)      (2,492)
   Foreign currency related items                       -             -            -             -            -
   Futures contracts and options written                -             -            -             -            -
   Investment securities sold short                     -             -            -             -            -
                                               -----------  ------------ ------------  ------------  -----------
Net increase (decrease) in net assets
   from operations                                (11,533)      (21,855)      (7,283)         (527)      (1,293)
                                               -----------  ------------ ------------  ------------  -----------

Distributions to shareholders
   From net investment income                        (752)       (1,519)        (525)         (260)        (254)
   From net realized gains on
      investment transactions                      (2,050)       (3,362)      (1,281)           (9)        (430)
                                               -----------  ------------ ------------  ------------  -----------
Total distributions to shareholders                (2,802)       (4,881)      (1,806)         (269)        (684)
                                               -----------  ------------ ------------  ------------  -----------

Share transactions(1)
   Proceeds from the sale of shares                52,466       108,570       34,395         5,770       10,925
   Reinvestment of distributions                    2,802         4,881        1,806           269          684
   Cost of shares redeemed                         (6,680)      (12,071)      (5,321)       (1,889)      (2,198)
                                               -----------  ------------ ------------  ------------  -----------
Net increase in net assets from
   share transactions                              48,588       101,380       30,880         4,150        9,411
                                               -----------  ------------ ------------  ------------  -----------

Net increase (decrease) in net assets              34,253        74,644       21,791         3,354        7,434

Net assets beginning of period                     23,588        60,879       18,680         6,513       10,450
                                               -----------  ------------ ------------  ------------  -----------

Net assets end of period                         $ 57,841     $ 135,523     $ 40,471       $ 9,867     $ 17,884
                                               ===========  ============ ============  ============  ===========

Undistributed (accumulated) net
   investment income (loss)                       $ 1,468       $ 3,439      $ 1,188         $ 218        $ 499
                                               ===========  ============ ============  ============  ===========

(1)Share transactions
   Shares sold                                      3,209         7,198        2,225           533          873
   Reinvestment of distributions                      215           390          144            27           61
   Shares redeemed                                   (422)         (822)        (356)         (171)        (178)
                                               -----------  ------------ ------------  ------------  -----------
   Net increase                                     3,002         6,766        2,013           389          756
                                               ===========  ============ ============  ============  ===========


                     See notes to the financial statements.


                                                                JNL/S&P                       JNL/S&P
                                                 JNL/S&P         Very        JNL/S&P          Equity
                                               Aggressive     Aggressive     Equity         Aggressive
                                                 Growth         Growth       Growth           Growth
                                                Series II      Series II    Series II        Series II
                                              --------------  ------------ ------------  ------------------
Net investment income (loss)                           $ 79          $ 23         $ 55                $ 18
Net realized gain (loss) on:
   Distributions from investment companies              207           257          511                 176
   Investments                                          187           128          167                  59
   Foreign currency related items                         -             -            -                   -
   Futures contracts and options written                  -             -            -                   -
   Investment securities sold short                       -             -            -                   -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                       (1,080)       (1,088)      (2,057)               (688)
   Foreign currency related items                         -             -            -                   -
   Futures contracts and options written                  -             -            -                   -
   Investment securities sold short                       -             -            -                   -
                                              --------------  ------------ ------------  ------------------
Net increase (decrease) in net assets
   from operations                                     (607)         (680)      (1,324)               (435)
                                              --------------  ------------ ------------  ------------------

Distributions to shareholders
   From net investment income                           (75)          (73)         (93)                (20)
   From net realized gains on
      investment transactions                          (135)         (236)        (245)                (77)
                                              --------------  ------------ ------------  ------------------
Total distributions to shareholders                    (210)         (309)        (338)                (97)
                                              --------------  ------------ ------------  ------------------

Share transactions(1)
   Proceeds from the sale of shares                   5,579         2,728        9,636               3,459
   Reinvestment of distributions                        210           309          338                  97
   Cost of shares redeemed                           (2,094)         (775)      (1,802)               (495)
                                              --------------  ------------ ------------  ------------------
Net increase in net assets from
   share transactions                                 3,695         2,262        8,172               3,061
                                              --------------  ------------ ------------  ------------------

Net increase (decrease) in net assets                 2,878         1,273        6,510               2,529

Net assets beginning of period                        3,379         3,122        4,733                 946
                                              --------------  ------------ ------------  ------------------

Net assets end of period                            $ 6,257       $ 4,395     $ 11,243             $ 3,475
                                              ==============  ============ ============  ==================

Undistributed (accumulated) net
   investment income (loss)                           $ 149         $ 104        $ 221                $ 74
                                              ==============  ============ ============  ==================

(1)Share transactions
   Shares sold                                           436           176          707                 241
   Reinvestment of distributions                          19            25           29                   8
   Shares redeemed                                      (165)          (51)        (136)                (35)
                                               --------------  ------------ ------------  ------------------
   Net increase                                          290           150          600                 214
                                               ==============  ============ ============  ==================


=======================================
(a) Period from May 1, 2000 (commencement of operations).
(b) Period from January 26, 2000 (commencement of operations).
(c) Period from January 13, 2000 (commencement of operations).
(d) Period from January 6, 2000 (commencement of operations).




                     See notes to the financial statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
--------------------------------------------------------------------------------------------------------------------
JNL/Alger Growth Series
    06/30/01         $18.58   $(0.02)        $(0.88)       $(0.90)       $ -           $ -         $ -      $17.68
    12/31/00          22.91    (0.01)         (3.08)        (3.09)         -         (1.24)          -       18.58
    12/31/99          18.95    (0.03)          6.42          6.39          -         (2.43)          -       22.91
    12/31/98          13.56        -           6.20          6.20          -         (0.81)          -       18.95
    12/31/97          11.16    (0.01)          2.93          2.92          -         (0.52)          -       13.56
  4/01-12/31/96       10.38        -           0.78          0.78          -             -           -       11.16
--------------------------------------------------------------------------------------------------------------------
JNL/Alliance Growth Series
    06/30/01          13.55        -          (1.40)        (1.40)         -             -           -       12.15
    12/31/00          16.64        -          (2.93)        (2.93)         -         (0.16)          -       13.55
    12/31/99          13.28    (0.01)          3.76          3.75          -         (0.39)          -       16.64
3/02(a)-12/31/98      10.00    (0.01)          3.29          3.28          -             -           -       13.28
--------------------------------------------------------------------------------------------------------------------
JNL/Eagle Core Equity Series
    06/30/01          16.21     0.04          (0.79)        (0.75)         -             -           -       15.46
    12/31/00          18.47     0.08          (0.08)            -      (0.09)        (2.17)          -       16.21
    12/31/99          15.91     0.11           3.63          3.74      (0.11)        (1.07)          -       18.47
    12/31/98          13.75     0.10           2.17          2.27      (0.09)        (0.02)          -       15.91
    12/31/97          10.62     0.08           3.35          3.43      (0.08)        (0.22)          -       13.75
9/16(a)-12/31/96      10.00     0.03           0.62          0.65      (0.03)            -           -       10.62
--------------------------------------------------------------------------------------------------------------------
JNL/Eagle SmallCap Equity Series
    06/30/01          14.20    (0.02)          1.48          1.46          -             -           -       15.66
    12/31/00          16.97    (0.04)         (2.23)        (2.27)         -         (0.50)          -       14.20
    12/31/99          14.82    (0.04)          2.88          2.84          -         (0.69)          -       16.97
    12/31/98          14.73    (0.06)          0.23          0.17          -         (0.08)          -       14.82
    12/31/97          11.54    (0.07)          3.26          3.19          -             -           -       14.73
9/16(a)-12/31/96      10.00    (0.01)          1.55          1.54          -             -           -       11.54
--------------------------------------------------------------------------------------------------------------------
JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series
    06/30/01           9.34     0.01          (0.53)        (0.52)         -             -           -        8.82
    12/31/00          10.58     0.04          (1.24)        (1.20)     (0.03)        (0.01)          -        9.34
5/16(a)-12/31/99      10.00     0.03           0.65          0.68      (0.03)        (0.07)          -       10.58
--------------------------------------------------------------------------------------------------------------------
JNL/J.P. Morgan International & Emerging Markets Series
    06/30/01           9.79     0.07          (1.43)        (1.36)         -             -           -       8.43
    12/31/00          13.15     0.04          (2.10)        (2.06)     (0.06)        (1.24)          -       9.79
    12/31/99           9.82     0.06           3.67          3.73      (0.21)        (0.19)          -      13.15
3/02(a)-12/31/98      10.00     0.08          (0.20)        (0.12)     (0.06)            -           -       9.82
--------------------------------------------------------------------------------------------------------------------




                                                                                      Assuming No Expense Reimbursement
                                                                                           or Fees Paid Indirectly
                                                                                      ---------------------------------
                               Supplemental Data                        Ratio of Net                  Ratio of Net
                      -----------------------------------   Ratio of     Investment     Ratio of       Investment
                                Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period            Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended           Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
-----------------------------------------------------------------------------------------------------------------------
JNL/Alger Growth Series
    06/30/01           (4.84)%     $390,511      39.15%        1.07%        (0.25)%       n/a             n/a
    12/31/00          (13.44)       459,577      88.34         1.07         (0.03)        n/a             n/a
    12/31/99           33.80        400,639     122.58         1.07         (0.22)        n/a             n/a
    12/31/98           45.66        164,948     121.39         1.06         (0.02)       1.06%          (0.02)%
    12/31/97           26.20         85,877     125.44         1.10         (0.07)       1.10           (0.07)
  4/01-12/31/96         7.51         38,252      59.92         1.07         (0.02)       1.19           (0.14)
-----------------------------------------------------------------------------------------------------------------------
JNL/Alliance Growth Series
    06/30/01          (10.33)       137,051      35.58         0.88          0.07        0.92            0.03
    12/31/00          (17.59)        92,981      47.01         0.87          0.01        n/a             n/a
    12/31/99           28.23         18,256      51.15         0.88         (0.07)       n/a             n/a
3/02(a)-12/31/98       32.80          4,5713      6.69         0.93         (0.08)       2.13           (1.28)
-----------------------------------------------------------------------------------------------------------------------
JNL/Eagle Core Equity Series
    06/30/01           (4.63)       157,738      54.19         0.97          0.48        0.98            0.47
    12/31/00            0.28        146,888     192.40         0.97          0.57        n/a             n/a
    12/31/99           23.55         95,329     124.71         0.99          0.97        n/a             n/a
    12/31/98           16.54         37,169      67.04         1.05          1.07        1.17            0.95
    12/31/97           32.35         11,896      51.48         1.05          1.00        1.54            0.51
9/16(a)-12/31/96        6.47          1,954       1.36         1.05          1.10        4.57           (2.42)
-----------------------------------------------------------------------------------------------------------------------
JNL/Eagle SmallCap Equity Series
    06/30/01           10.28        103,307      31.12         1.05         (0.22)       1.07           (0.24)
    12/31/00          (13.25)        77,200      89.43         1.05         (0.30)       n/a             n/a
    12/31/99           19.27         61,504      61.69         1.05         (0.35)       n/a             n/a
    12/31/98            1.18         34,953      51.90         1.10         (0.42)       1.17           (0.49)
    12/31/97           27.64         13,493      60.78         1.10         (0.54)       1.51           (0.95)
9/16(a)-12/31/96       15.40          1,944      28.01         1.10         (0.26)       4.77           (3.93)
-----------------------------------------------------------------------------------------------------------------------
JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series
    06/30/01           (5.57)        26,159      23.84         0.90          0.39        n/a             n/a
    12/31/00          (11.38)        22,622      57.14         0.90          0.56        n/a             n/a
5/16(a)-12/31/99        6.85          5,341      34.39         0.90          0.56        n/a             n/a
-----------------------------------------------------------------------------------------------------------------------
JNL/J.P. Morgan International & Emerging Markets Series
    06/30/01          (13.89)         8,022      42.50         1.07          1.57        n/a             n/a
    12/31/00          (15.45)         9,261      20.75         1.07          0.40        n/a             n/a
    12/31/99           38.02          7,777      66.82         1.08          0.53        n/a             n/a
3/02(a)-12/31/98       (1.24)         4,992      31.88         1.13          0.62        2.64           (0.09)
-----------------------------------------------------------------------------------------------------------------------


(a) Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
    Total Return is not annualized for periods less than one year.
(c) Annualized for periods less than one year.


                     See notes to the financial statements.



                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
----------------------------------------------------------------------------------------------------------------------
JNL/Janus Aggressive Growth Series
    06/30/01         $26.65     $0.05       $ (4.68)       $ (4.63)        $ -         $ -        $ -      $22.02
    12/31/00          39.97      0.16         (8.45)         (8.29)      (0.51)      (4.52)         -       26.65
    12/31/99          22.09     (0.06)        20.87          20.81           -       (2.93)         -       39.97
    12/31/98          14.53     (0.06)         8.45           8.39       (0.05)      (0.78)         -       22.09
    12/31/97          13.38      0.04          1.65           1.69           -       (0.54)         -       14.53
  4/01-12/31/96       13.13      0.05          1.10           1.15       (0.05)      (0.71)     (0.14)      13.38
----------------------------------------------------------------------------------------------------------------------
JNL/Janus Balanced Series
    06/30/01           9.69      0.10         (0.46)        (0.36)           -           -          -        9.33
5/01(a) -12/31/00     10.00      0.11         (0.31)        (0.20)       (0.11)          -          -        9.69
----------------------------------------------------------------------------------------------------------------------
JNL/Janus Capital Growth Series
    06/30/01          23.55      0.05         (6.46)        (6.41)           -           -          -       17.14
    12/31/00          43.62     (0.20)       (14.90)       (15.10)           -       (4.97)         -       23.55
    12/31/99          20.73     (0.13)        25.85         25.72            -       (2.83)         -       43.62
    12/31/98          16.50     (0.12)         5.92          5.80            -       (1.57)         -       20.73
    12/31/97          14.46     (0.06)         2.23          2.17        (0.02)      (0.04)     (0.07)      16.50
  4/01-12/31/96       13.86      0.06          0.70          0.76            -       (0.16)         -       14.46
----------------------------------------------------------------------------------------------------------------------
JNL/Janus Global Equities Series
    06/30/01          25.97      0.06         (3.77)        (3.71)           -           -          -       22.26
    12/31/00          35.69      0.07         (6.55)        (6.48)       (0.59)      (2.65)         -       25.97
    12/31/99          22.11         -         14.27         14.27            -       (0.69)         -       35.69
    12/31/98          17.48      0.04          4.66          4.70        (0.07)          -          -       22.11
    12/31/97          15.20      0.07          2.84          2.91            -       (0.63)         -       17.48
  4/01-12/31/96       13.75      0.03          2.72          2.75        (0.08)      (0.90)     (0.32)      15.20
----------------------------------------------------------------------------------------------------------------------
JNL/Janus Growth & Income Series
    06/30/01           8.47      0.03         (0.63)        (0.60)           -           -          -        7.87
    12/31/00           9.36      0.09         (0.89)        (0.80)       (0.09)          -          -        8.47
    12/31/99           9.00      0.09          0.36          0.45        (0.09)          -          -        9.36
3/02(a)-12/31/98      10.00      0.07         (1.00)        (0.93)       (0.07)          -          -        9.00
----------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Global Growth Series
5/01(a)- 6/30/01      10.00      0.03         (0.36)        (0.33)           -           -          -        9.67
---------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Growth Series
5/01(a)- 6/30/01      10.00      0.01         (0.28)        (0.27)           -           -          -        9.73
----------------------------------------------------------------------------------------------------------------------



                                                                                      Assuming No Expense Reimbursemen
                                                                                           or Fees Paid Indirectly
                                                                                      --------------------------------
                               Supplemental Data                        Ratio of Net                  Ratio of Net
                      -----------------------------------   Ratio of     Investment     Ratio of       Investment
                                Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period            Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended           Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
----------------------------------------------------------------------------------------------------------------------
JNL/Janus Aggressive Growth Series
    06/30/01         (17.37)%     $579,061       47.73%        0.99%         0.19%       1.00%           0.18%
    12/31/00         (20.97)       744,972       61.65         0.98          0.25         n/a             n/a
    12/31/99          94.43        654,546       95.06         1.01         (0.40)        n/a             n/a
    12/31/98          57.66        161,842      114.51         1.10         (0.35)       1.10           (0.35)
    12/31/97          12.67         78,870      137.26         1.10          0.39        1.17            0.32
  4/01-12/31/96        8.72         29,555       85.22         1.09          0.77        1.40            0.46
----------------------------------------------------------------------------------------------------------------------
JNL/Janus Balanced Series
    06/30/01          (3.72)        69,162       76.36         1.05          2.59        1.06            2.58
5/01(a) -12/31/00     (2.00)        44,294       41.10         1.05          2.42         n/a             n/a
----------------------------------------------------------------------------------------------------------------------
JNL/Janus Capital Growth Series
    06/30/01         (27.22)       346,018       51.86         1.01         (0.54)       1.01           (0.54)
    12/31/00         (34.74)       496,830      110.81         0.99         (0.67)        n/a             n/a
    12/31/99         124.19        509,086      102.26         1.03         (0.75)        n/a             n/a
    12/31/98          35.16        111,037      128.95         1.09         (0.68)       1.09           (0.68)
    12/31/97          15.01         73,749      131.43         1.10         (0.30)       1.11           (0.31)
  4/01-12/31/96        5.45         36,946      115.88         1.09          0.91        1.27            0.73
----------------------------------------------------------------------------------------------------------------------
JNL/Janus Global Equities Series
    06/30/01         (14.29)       485,237       47.60         1.04          0.59        1.05            0.58
    12/31/00         (18.28)       665,187       65.56         1.03          0.03         n/a             n/a
    12/31/99          64.58        597,241       61.60         1.06          0.01         n/a             n/a
    12/31/98          26.87        240,385       81.46         1.14          0.13        1.30           (0.03)
    12/31/97          19.12        151,050       97.21         1.15          0.33        1.37            0.11
  4/01-12/31/96       19.99         48,638       52.02         1.14          0.37        1.63           (0.12)
----------------------------------------------------------------------------------------------------------------------
JNL/Janus Growth & Income Series
    06/30/01          (7.08)        21,645       22.94         1.05          0.85        1.06            0.84
    12/31/00          (8.56)        23,212      160.19         1.04          1.61         n/a             n/a
    12/31/99           4.98          7,671       20.54         1.03          1.17         n/a             n/a
3/02(a)-12/31/98      (9.31)         4,311       29.99         1.08          1.01        2.16           (0.08)
----------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Global Growth Series
5/01(a)- 6/30/01      (3.30)        61,280       11.84         1.05          1.82         n/a             n/a
----------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Growth Series
5/01(a)- 6/30/01      (2.70)         9,219       24.25         1.00          0.60         n/a             n/a
----------------------------------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
     Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

                     See notes to the financial statements.






                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
---------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Series
    06/30/01         $10.29     $0.26          $0.04         $0.30        $ -           $ -       $ -      $10.59
    12/31/00           9.64      0.45           0.68          1.13      (0.47)        (0.01)        -       10.29
    12/31/99          10.16      0.49          (0.52)        (0.03)     (0.49)            -         -        9.64
3/02(a)-12/31/98      10.00      0.31           0.26          0.57      (0.31)        (0.10)        -       10.16
---------------------------------------------------------------------------------------------------------------------
JNL/Putnam Growth Series
    06/30/01          22.91     (0.01)         (3.49)        (3.50)         -             -         -       19.41
    12/31/00          28.45     (0.05)         (5.03)        (5.08)         -         (0.46)        -       22.91
    12/31/99          22.88     (0.04)          6.76          6.72          -         (1.15)        -       28.45
    12/31/98          16.99     (0.01)          5.94          5.93      (0.01)        (0.03)        -       22.88
    12/31/97          14.21      0.04           3.07          3.11      (0.02)        (0.31)        -       16.99
  4/01-12/31/96       12.50      0.04           2.12          2.16      (0.05)        (0.40)        -       14.21
---------------------------------------------------------------------------------------------------------------------
JNL/Putnam International Equity Series
    06/30/01          12.23      0.07          (1.75)        (1.68)         -             -         -       10.55
    12/31/00          16.79      0.08          (2.49)        (2.41)     (0.01)        (2.14)        -       12.23
    12/31/99          13.62      0.09           4.28          4.37      (0.16)        (1.04)        -       16.79
    12/31/98          12.09      0.16           1.58          1.74      (0.19)        (0.02)        -       13.62
    12/31/97          12.08      0.09           0.23          0.32      (0.08)        (0.23)        -       12.09
  4/01-12/31/96       11.25      0.06           0.90          0.96      (0.12)        (0.01)        -       12.08
---------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Series
    06/30/01           9.90      0.01          (1.37)        (1.36)         -             -         -        8.54
5/01(a)-12/31/00      10.00         -          (0.10)        (0.10)         -             -         -        9.90
---------------------------------------------------------------------------------------------------------------------
JNL/Putnam Value Equity Series
    06/30/01          17.78      0.07          (0.26)        (0.19)         -             -         -       17.59
    12/31/00          16.78      0.16           1.00          1.16      (0.16)            -         -       17.78
    12/31/99          18.24      0.19          (0.38)        (0.19)     (0.20)        (1.07)        -       16.78
    12/31/98          16.82      0.16           1.94          2.10      (0.16)        (0.52)        -       18.24
    12/31/97          14.50      0.13           3.03          3.16      (0.13)        (0.71)        -       16.82
  4/01-12/31/96       12.77      0.10           1.97          2.07      (0.15)        (0.19)        -       14.50
---------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Series
    06/30/01          11.75      0.02           1.10          1.12          -             -         -       12.87
    12/31/00           9.63      0.03           2.40          2.43      (0.03)        (0.28)        -       11.75
    12/31/99           9.21      0.02           0.42          0.44      (0.02)            -         -        9.63
3/02(a)-12/31/98      10.00      0.03          (0.79)        (0.76)     (0.03)            -         -        9.21
---------------------------------------------------------------------------------------------------------------------

                                                                                  Assuming No Expense Reimbursement
                                                                                       or Fees Paid Indirectly
                                                                                  ---------------------------------
                            Supplemental Data                        Ratio of Net                  Ratio of Net
                   -----------------------------------   Ratio of     Investment     Ratio of       Investment
                             Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period         Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended        Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
--------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Series
    06/30/01        2.92%       $28,633       107.54%        0.80%         5.11%      n/a             n/a
    12/31/00       11.75         21,715       221.61         0.93          5.98       n/a             n/a
    12/31/99       (0.26)         9,451        91.12         0.80          5.41       n/a             n/a
3/02(a)-12/31/98   (5.70)         6,132        69.16         0.85          4.95       1.57%           4.23%
--------------------------------------------------------------------------------------------------------------------
JNL/Putnam Growth Series
    06/30/01      (15.28)       356,548        41.13         0.96         (0.08)      0.99           (0.11)
    12/31/00      (17.85)       497,299        77.67         0.94         (0.22)      0.95           (0.23)
    12/31/99       29.41        454,393        74.67         0.97         (0.21)      n/a             n/a
    12/31/98       34.93        182,097        70.55         1.01         (0.07)      1.01           (0.07)
    12/31/97       21.88         83,612       194.81         1.13          0.31       1.13            0.31
  4/01-12/31/96    17.28         22,804       184.33         1.04          0.94       1.27            0.71
--------------------------------------------------------------------------------------------------------------------
JNL/Putnam International Equity Series
    06/30/01      (13.74)       116,647        35.80         1.17          1.34       1.17            1.34
    12/31/00      (13.99)       126,816       138.12         1.17          0.44       n/a             n/a
    12/31/99       32.11        105,034        26.19         1.18          0.63       n/a             n/a
    12/31/98       14.43         70,927        16.39         1.23          0.88       1.28            0.83
    12/31/97        2.65         78,685        18.81         1.24          0.74       1.32            0.66
  4/01-12/31/96     8.54         48,204         5.93         1.25          1.09       1.29            1.05
--------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Series
    06/30/01      (13.74)        50,928        95.39         1.05          0.35       1.09            0.31
5/01(a)-12/31/00   (1.00)        46,122        58.67         1.05         (0.09)      1.06           (0.10)
--------------------------------------------------------------------------------------------------------------------
JNL/Putnam Value Equity Series
    06/30/01       (1.07)       378,247        50.30         0.96          0.83       0.99            0.80
    12/31/00        6.96        422,750        86.43         0.96          1.05       0.97            1.04
    12/31/99       (1.04)       319,454        72.23         0.98          1.19       n/a             n/a
    12/31/98       12.48        195,936        77.80         1.01          1.06       1.01            1.06
    12/31/97       21.82        108,565       112.54         1.03          1.43       1.09            1.37
  4/01-12/31/96    16.25         17,761        13.71         0.85          2.29       1.53            1.61
--------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Series
    06/30/01        9.53         18,313        73.05         1.07          0.40       1.20            0.27
    12/31/00       25.37         15,478       134.53         1.07          0.37       n/a             n/a
    12/31/99        4.77          6,391        18.56         1.08          0.25       n/a             n/a
3/02(a)-12/31/98   (7.64)         4,731        70.72         1.13          0.34       1.85           (0.38)
--------------------------------------------------------------------------------------------------------------------


(a) Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
    Total Return is not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) The ratio of net operating expenses was 0.80%.

                     See notes to the financial statements.



                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
--------------------------------------------------------------------------------------------------------------------
JNL/Lazard Small Cap Value Series
    06/30/01         $10.28    $0.01          $0.99         $1.00       $    -        $    -     $   -      $11.28
    12/31/00           8.84     0.02           1.45          1.47        (0.03)            -         -       10.28
    12/31/99           8.70     0.03           0.14          0.17        (0.03)            -         -        8.84
3/02(a)-12/31/98      10.00    (0.01)         (1.28)        (1.29)           -             -     (0.01)       8.70
--------------------------------------------------------------------------------------------------------------------
PPM America/JNL Balanced Series
    06/30/01          13.13     0.22           0.96          1.18            -             -         -       14.31
    12/31/00          12.60     0.50           0.52          1.02        (0.46)        (0.03)        -       13.13
    12/31/99          13.48     0.44          (0.45)        (0.01)       (0.44)        (0.43)        -       12.60
    12/31/98          13.06     0.47           0.84          1.31        (0.47)        (0.42)        -       13.48
    12/31/97          11.92     0.36           1.83          2.19        (0.36)        (0.69)        -       13.06
  4/01-12/31/96       11.17     0.10           0.98          1.08        (0.15)        (0.18)        -       11.92
--------------------------------------------------------------------------------------------------------------------
PPM America/JNL High Yield Series
    06/30/01           8.60     0.40          (0.08)         0.32            -             -         -        8.92
    12/31/00          10.13     0.98          (1.55)        (0.57)       (0.96)            -         -        8.60
    12/31/99          10.89     0.88          (0.76)         0.12        (0.88)            -         -       10.13
    12/31/98          11.48     0.91          (0.47)         0.44        (0.91)        (0.12)        -       10.89
    12/31/97          10.67     0.59           1.02          1.61        (0.59)        (0.21)        -       11.48
  4/01-12/31/96       10.23     0.51           0.64          1.15        (0.69)        (0.02)        -       10.67
---------------------------------------------------------------------------------------------------------------------
PPM America/JNL Money Market Series
    06/30/01           1.00     0.02              -          0.02        (0.02)            -         -        1.00
    12/31/00           1.00     0.06              -          0.06        (0.06)            -         -        1.00
    12/31/99           1.00     0.05              -          0.05        (0.05)            -         -        1.00
    12/31/98           1.00     0.05              -          0.05        (0.05)            -         -        1.00
    12/31/97           1.00     0.05              -          0.05        (0.05)            -         -        1.00
  4/01-12/31/96        1.00     0.04              -          0.04        (0.04)            -         -        1.00
--------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL Balanced Series
    06/30/01          10.58     0.12          (0.27)        (0.15)          -              -         -       10.43
    12/31/00          10.11     0.36           0.46          0.82       (0.35)             -         -       10.58
    12/31/99          10.38     0.28          (0.27)         0.01       (0.28)             -         -       10.11
3/02(a)-12/31/98      10.00     0.21           0.38          0.59       (0.21)             -         -       10.38
--------------------------------------------------------------------------------------------------------------------




                                                                                     Assuming No Expense Reimbursement
                                                                                          or Fees Paid Indirectly
                                                                                     ---------------------------------
                              Supplemental Data                        Ratio of Net                  Ratio of Net
                     -----------------------------------   Ratio of     Investment     Ratio of       Investment
                               Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period           Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended          Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
----------------------------------------------------------------------------------------------------------------------
JNL/Lazard Small Cap Value Series
    06/30/01          9.73%       $ 18,193      40.43%        1.15%         0.18%        1.21%           0.12%
    12/31/00         16.60          14,614      58.07         1.15          0.36          n/a             n/a
    12/31/99          1.96           6,313      53.35         1.15          0.43          n/a             n/a
3/02(a)-12/31/98    (12.92)          4,804      40.15         1.20         (0.04)        1.89           (0.73)
----------------------------------------------------------------------------------------------------------------------
PPM America/JNL Balanced Series
    06/30/01          8.99         184,683      12.87         0.81          3.42          n/a             n/a
    12/31/00          8.25         155,270      25.76         0.82          4.02          n/a             n/a
    12/31/99         (0.11)        143,012      35.02         0.82          3.71          n/a             n/a
    12/31/98         10.06          95,974      33.74         0.85          3.87         0.85            3.87
    12/31/97         18.43          59,694     160.88         0.93          3.72         0.84            3.71
  4/01-12/31/96       9.72          24,419     158.15         1.04          2.39         1.22            2.21
----------------------------------------------------------------------------------------------------------------------
PPM America/JNL High Yield Series
    06/30/01          3.72         161,742      21.40         0.81          9.19          n/a             n/a
    12/31/00         (5.62)        144,516      62.41         0.82         10.06          n/a             n/a
    12/31/99          1.09         147,023      61.03         0.82          9.22          n/a             n/a
    12/31/98          3.84         101,485     129.85         0.83          8.62         0.83            8.62
    12/31/97         15.05          62,712     189.25         0.90          8.15         0.90            8.15
  4/01-12/31/96      11.24          13,396     113.08         0.88          8.64         1.21            8.31
----------------------------------------------------------------------------------------------------------------------
PPM America/JNL Money Market Series
    06/30/01          2.24         221,792        n/a         0.69          4.38          n/a             n/a
    12/31/00          5.83         185,012        n/a         0.70          5.73          n/a             n/a
    12/31/99          4.67         164,446        n/a         0.70          4.63          n/a             n/a
    12/31/98          4.99          56,349        n/a         0.74          4.87         0.75            4.86
    12/31/97          5.01          41,808        n/a         0.75          4.92         0.76            4.91
  4/01-12/31/96       3.61          23,752        n/a         0.75          4.75         0.85            4.65
----------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL Balanced Series
    06/30/01         (1.42)         14,730      24.08         0.96          2.62          n/a             n/a
    12/31/00          8.20          12,597      26.67         0.90          3.91          n/a             n/a
    12/31/99          0.09           7,517      59.53         0.90          3.54          n/a             n/a
3/02(a)-12/31/98      5.91           3,291      28.41         0.95          3.49         2.38            2.06
----------------------------------------------------------------------------------------------------------------------




(a) Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
    Total Return is not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) The ratio of net operating expenses was 0.90%.


                     See notes to the financial statements.




                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
--------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL Global Bond Series
    06/30/01         $10.37    $0.35         $(0.04)        $0.31      $   -           $ -       $ -       $10.68
    12/31/00          10.25     0.68           0.06          0.74      (0.62)            -         -        10.37
    12/31/99          10.67     0.62          (0.42)         0.20      (0.62)            -         -        10.25
    12/31/98          11.12     0.72          (0.45)         0.27      (0.72)            -         -        10.67
    12/31/97          10.63     0.54           0.59          1.13      (0.58)        (0.05)    (0.01)       11.12
  4/01-12/31/96       10.46     0.42           0.70          1.12      (0.69)        (0.26)        -        10.63
--------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL High Yield Series
    06/30/01           7.67     0.33           0.06          0.39          -             -         -         8.06
    12/31/00           8.71     0.64          (1.05)        (0.41)     (0.63)            -         -         7.67
    12/31/99           9.59     0.71          (0.88)        (0.17)     (0.71)            -         -         8.71
3/02(a)-12/31/98      10.00     0.54          (0.41)         0.13      (0.54)            -         -         9.59
--------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL U.S. Government & Quality Bond Series
    06/30/01          10.96     0.28          (0.06)         0.22          -             -         -        11.18
    12/31/00          10.36     0.60           0.59          1.19      (0.59)            -         -        10.96
    12/31/99          11.15     0.51          (0.79)        (0.28)     (0.51)            -         -        10.36
    12/31/98          10.69     0.41           0.60          1.01      (0.41)        (0.14)        -        11.15
    12/31/97          10.20     0.44           0.49          0.93      (0.42)        (0.02)        -        10.69
  4/01-12/31/96       10.09     0.24           0.24          0.48      (0.34)        (0.03)        -        10.20
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Established Growth Series
    06/30/01          18.74     0.01          (1.45)        (1.44)         -             -         -        17.30
    12/31/00          21.70        -          (0.11)        (0.11)     (0.01)        (2.84)        -        18.74
    12/31/99          19.06     0.03           4.12          4.15      (0.03)        (1.48)        -        21.70
    12/31/98          15.62     0.05           4.29          4.34      (0.06)        (0.84)        -        19.06
    12/31/97          12.56     0.06           3.64          3.70      (0.03)        (0.61)        -        15.62
  4/01-12/31/96       11.36     0.03           1.81          1.84      (0.04)        (0.09)    (0.51)       12.56
--------------------------------------------------------------------------------------------------------------------




                                                                                     Assuming No Expense Reimbursement
                                                                                          or Fees Paid Indirectly
                                                                                     ---------------------------------
                              Supplemental Data                        Ratio of Net                  Ratio of Net
                     -----------------------------------   Ratio of     Investment     Ratio of       Investment
                               Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period           Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended          Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
----------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL Global Bond Series
    06/30/01          2.99%       $119,654      55.61%        1.02%         6.88%        n/a             n/a
    12/31/00          7.28         116,654      93.13         0.95          7.42         n/a             n/a
    12/31/99          1.87          81,061      98.01         0.95          7.22         n/a             n/a
    12/31/98          2.46          48,167     261.87         1.00          7.05        1.01%           7.04%
    12/31/97         10.66          36,725     134.55         1.01          6.83        1.08            6.76
  4/01-12/31/96      10.68          12,483     109.85         0.99          7.52        1.44            7.07
----------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL High Yield Series
    06/30/01          5.08          19,074      21.02         0.90          8.54         n/a             n/a
    12/31/00         (4.67)         16,437      35.52         0.90          9.17         n/a             n/a
    12/31/99         (1.76)         10,690      31.39         0.90          8.74         n/a             n/a
3/02(a)-12/31/98      1.32           7,388      37.45         0.95          7.80        1.39            7.36
----------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL U.S. Government & Quality Bond Series
    06/30/01          2.01         183,713      31.47         0.86          5.49         n/a             n/a
    12/31/00         11.50         138,122      49.09         0.80          6.06         n/a             n/a
    12/31/99         (2.50)        106,329     122.72         0.80          5.45         n/a             n/a
    12/31/98          9.40          63,785     429.70         1.28          5.33        1.29            5.32
    12/31/97          9.16          25,389     378.59         0.94          5.99        1.05            5.88
  4/01-12/31/96       4.82           9,832      18.50         0.84          5.72        1.37            5.19
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Established Growth Series
    06/30/01         (7.68)        492,234      33.27         0.92          0.14        0.92            0.14
    12/31/00         (0.34)        411,855      77.19         0.92          0.03        0.92            0.02
    12/31/99         21.77         351,338      61.45         0.93          0.16         n/a             n/a
    12/31/98         27.78         216,599      54.93         0.95          0.38        0.95            0.38
    12/31/97         29.47         124,022      47.06         0.98          0.43        0.98            0.43
  4/01-12/31/96      16.12          32,291      36.41         1.00          0.59        1.11            0.48
----------------------------------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
     Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d)  The ratio of net operating expenses was 0.95%
(e)  The ratio of net operating expenses was 0.79%


                     See notes to the financial statements.



                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Mid-Cap Growth Series
    06/30/01         $23.47    $(0.05)        $(0.09)        $(0.14)      $ -           $ -       $ -      $23.33
    12/31/00          23.71     (0.04)          1.67          1.63          -         (1.87)        -       23.47
    12/31/99          20.43     (0.05)          4.93          4.88          -         (1.60)        -       23.71
    12/31/98          17.37     (0.07)          3.80          3.73          -         (0.67)        -       20.43
    12/31/97          14.89     (0.03)          2.74          2.71          -         (0.23)        -       17.37
  4/01-12/31/96       13.43     (0.05)          1.92          1.87      (0.05)        (0.36)        -       14.89
5/15(a)- 3/31/96      10.00      0.06           3.90          3.96          -         (0.53)        -       13.43
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Value Series
    06/30/01          11.14      0.05           0.43          0.48          -             -         -       11.62
5/01(a)-12/31/00      10.00      0.09           1.16          1.25      (0.09)        (0.02)        -       11.14
--------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series
    06/30/01           9.54      0.20          (0.63)        (0.43)         -             -         -        9.11
1/26(a)-12/31/00      10.00      0.27          (0.73)        (0.46)         -             -         -        9.54
--------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series
    06/30/01           9.19      0.18          (0.72)        (0.54)         -             -         -        8.65
1/13(a)-12/31/00      10.00      0.17          (0.98)        (0.81)         -             -         -        9.19
--------------------------------------------------------------------------------------------------------------------
JNL/S&P Aggressive Growth Series
    06/30/01           9.47      0.16          (0.94)        (0.78)         -             -         -        8.69
1/13(a)-12/31/00      10.00      0.05          (0.58)        (0.53)         -             -         -        9.47
--------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series I (d)
    06/30/01          11.83     (0.08)         (0.30)        (0.38)         -             -         -       11.45
    12/31/00          12.45      0.11          (0.31)        (0.20)     (0.23)        (0.19)        -       11.83
    12/31/99          10.47     (0.06)          2.10          2.04      (0.06)            -         -       12.45
4/09(a)-12/31/98      10.00      0.38           0.09          0.47          -             -         -       10.47
--------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series I (d)
    06/30/01          12.37     (0.11)         (0.46)        (0.57)         -             -         -       11.80
    12/31/00          13.42      0.03          (0.62)        (0.59)     (0.21)        (0.25)        -       12.37
    12/31/99          10.63     (0.11)          2.95          2.84      (0.05)            -         -       13.42
4/09(a)-12/31/98      10.00      0.36           0.27          0.63          -             -         -       10.63
--------------------------------------------------------------------------------------------------------------------


                                                                                    Assuming No Expense Reimbursement
                                                                                         or Fees Paid Indirectly
                                                                                    ---------------------------------
                             Supplemental Data                        Ratio of Net                  Ratio of Net
                    -----------------------------------   Ratio of     Investment     Ratio of       Investment
                              Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period          Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended         Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Mid-Cap Growth Series
    06/30/01        (0.60)%     $382,104       21.62%        1.02%        (0.47)%       1.02%          (0.47)%
    12/31/00         7.16        419,796       47.90         1.02         (0.20)         n/a             n/a
    12/31/99        24.01        286,502       56.68         1.03         (0.28)         n/a             n/a
    12/31/98        21.49        189,636       50.92         1.04         (0.37)        1.04           (0.37)
    12/31/97        18.21        127,052       41.43         1.06         (0.26)        1.06           (0.26)
  4/01-12/31/96     13.91         47,104       25.05         1.10         (0.18)        1.14           (0.22)
5/15(a)- 3/31/96    40.06         10,545       66.04         1.10          0.82         2.10           (0.18)
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Value Series
    06/30/01         4.31        173,769       29.48         1.00          1.05         1.02            1.03
5/01(a)-12/31/00    12.54         26,446       44.84         1.00          1.47         1.01            1.46
----------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series
    06/30/01        (4.51)        13,218       33.80         0.20          0.03          n/a             n/a
1/26(a)-12/31/00    (4.60)         8,737       18.17         0.20          4.79          n/a             n/a
----------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series
    06/30/01        (5.88)        29,452       21.89         0.20         (0.20)         n/a             n/a
1/13(a)-12/31/00    (8.10)        21,489       14.96         0.20          3.68          n/a             n/a
-------------------------------------------------------------------------------------------------------------------- -
JNL/S&P Aggressive Growth Series
    06/30/01        (8.24)        19,576       30.23         0.20         (0.20)         n/a             n/a
1/13(a)-12/31/00    (5.30)        18,897       12.75         0.20          0.99          n/a             n/a
----------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series I (d)
    06/30/01        (3.21)       166,969       36.30         0.20          0.26          n/a             n/a
    12/31/00        (1.55)       139,701       25.30         0.20          3.53          n/a             n/a
    12/31/99        19.52         72,998       12.96         0.20          3.97          n/a             n/a
4/09(a)-12/31/98     4.70         10,026       36.08         0.20         14.15          n/a             n/a
----------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series I (d)
    06/30/01        (4.61)       276,524       42.08         0.20          0.03          n/a             n/a
    12/31/00        (4.35)       222,052       19.23         0.20          2.61          n/a             n/a
    12/31/99        26.74        110,608       17.15         0.20          2.99          n/a             n/a
4/09(a)-12/31/98     6.30         12,612       57.96         0.20         13.74          n/a             n/a
----------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
     Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) Certain prior year amounts have been reclassified in conformity with the current year's presentation.

                     See notes to the financial statements.



                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Aggressive Growth Series I (d)
    06/30/01         $12.86   $(0.08)        $(0.68)        $(0.76)       $ -           $ -       $ -      $12.10
    12/31/00          14.69    (0.10)         (1.28)        (1.38)      (0.17)        (0.28)        -       12.86
    12/31/99          10.88    (0.15)          4.00          3.85       (0.04)            -         -       14.69
4/09(a)-12/31/98      10.00     0.27           0.61          0.88           -             -         -       10.88
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Very Aggressive Growth Series I (d)
    06/30/01          13.08    (0.04)         (1.03)        (1.07)          -             -         -       12.01
    12/31/00          16.61    (0.29)         (2.56)        (2.85)      (0.18)        (0.50)        -       13.08
    12/31/99          11.19    (0.21)          5.68          5.47       (0.04)        (0.01)        -       16.61
4/09(a)-12/31/98      10.00     0.24           0.95          1.19           -             -         -       11.19
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Equity Growth Series I (d)
    06/30/01          12.59    (0.07)         (1.06)        (1.13)          -             -         -       11.46
    12/31/00          15.21    (0.18)         (1.96)        (2.14)      (0.15)        (0.33)        -       12.59
    12/31/99          10.64    (0.18)          4.77          4.59       (0.02)            -         -       15.21
4/09(a)-12/31/98      10.00     0.21           0.43          0.64           -             -         -       10.64
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Equity Aggressive Growth Series I (d)
    06/30/01          12.59    (0.06)         (0.95)        (1.01)          -             -         -       11.58
    12/31/00          15.56    (0.21)         (2.17)        (2.38)      (0.17)        (0.42)        -       12.59
    12/31/99          10.75    (0.16)          5.02          4.86       (0.05)            -         -       15.56
4/09(a)-12/31/98      10.00     0.21           0.54          0.75           -             -         -       10.75
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series II (d)
    06/30/01          10.07    (0.05)         (0.43)        (0.48)          -             -         -        9.59
    12/31/00          11.01     0.16          (0.80)        (0.64)      (0.30)            -         -       10.07
    12/31/99           9.54     0.06           1.48          1.54       (0.07)            -         -       11.01
 4/09(a)-12/31/98     10.00     0.23          (0.69)        (0.46)          -             -         -        9.54
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series II (d)
    06/30/01          11.22    (0.04)         (0.64)        (0.68)          -             -         -       10.54
    12/31/00          12.49     0.06          (0.88)        (0.82)      (0.17)        (0.28)        -       11.22
    12/31/99          10.22     0.05           2.28          2.33       (0.06)            -         -       12.49
4/09(a)-12/31/98      10.00     0.17           0.05          0.22           -             -         -       10.22
---------------------------------------------------------------------------------------------------------------------



                                                                                    Assuming No Expense Reimbursement
                                                                                         or Fees Paid Indirectly
                                                                                    ---------------------------------
                             Supplemental Data                        Ratio of Net                  Ratio of Net
                    -----------------------------------   Ratio of     Investment     Ratio of       Investment
                              Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period          Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended         Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Aggressive Growth Series I (d)
    06/30/01        (5.91)%     $104,315       49.35%        0.20%        (0.20)%        n/a             n/a
    12/31/00        (9.37)        95,075       24.94         0.20          1.62          n/a             n/a
    12/31/99        35.38         41,329       26.50         0.20          1.22          n/a             n/a
4/09(a)-12/31/98     8.80          4,421      126.18         0.20          7.34          n/a             n/a
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Very Aggressive Growth Series I (d)
    06/30/01        (8.18)        59,002       57.30         0.20         (0.20)         n/a             n/a
    12/31/00       (17.16)        57,841       29.95         0.20          0.54          n/a             n/a
    12/31/99        48.86         23,588      141.89         0.20         (0.13)         n/a             n/a
4/09(a)-12/31/98    11.90          2,441      121.03         0.20          5.73          n/a             n/a
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Equity Growth Series I (d)
    06/30/01        (8.98)       153,288       52.14         0.20         (0.20)         n/a             n/a
    12/31/00       (14.06)       135,523       28.83         0.20          0.52          n/a             n/a
    12/31/99        43.19         60,879       34.62         0.20         (0.01)         n/a             n/a
4/09(a)-12/31/98     6.40          5,035       72.69         0.20          6.93          n/a             n/a
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Equity Aggressive Growth Series I (d)
    06/30/01        (8.02)        43,466       47.80         0.20         (0.20)         n/a             n/a
    12/31/00       (15.27)        40,471       28.62         0.20          0.56          n/a             n/a
    12/31/99        45.25         18,680       41.60         0.20         (0.09)         n/a             n/a
4/09(a)-12/31/98     7.50          3,238       67.88         0.20          7.01          n/a             n/a
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series II (d)
    06/30/01        (4.77)        11,296       51.69         0.20         (0.20)         n/a             n/a
    12/31/00        (5.77)         9,867       25.52         0.20          3.03          n/a             n/a
    12/31/99        16.14          6,513       55.32         0.20          3.31          n/a             n/a
 4/09(a)-12/31/98   (4.60)         1,701      369.99         0.20          2.29          n/a             n/a
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series I (d)
    06/30/01        (6.06)        18,481       42.35         0.20         (0.20)         n/a             n/a
    12/31/00        (6.57)        17,884       18.92         0.20          2.15          n/a             n/a
    12/31/99        22.77         10,450       38.38         0.20          2.15          n/a             n/a
4/09(a)-12/31/98     2.20          2,856      103.28         0.20          4.09          n/a             n/a
---------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
     Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) Certain prior year amounts have been reclassified in conformity with the current year's presentation.

                     See notes to the financial statements.




                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Aggressive Growth Series II (d)
    06/30/01         $11.36   $(0.01)        $(0.89)       $(0.90)        $ -           $ -       $ -      $10.46
    12/31/00          12.92    (0.01)         (1.16)        (1.17)      (0.14)        (0.25)        -      11.36
    12/31/99          10.05    (0.01)          2.89          2.88       (0.01)            -         -      12.92
4/09(a)-12/31/98      10.00     0.10          (0.05)         0.05           -             -         -      10.05
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Very Aggressive Growth Series II (d)
    06/30/01          12.45     0.01          (0.97)        (0.96)          -             -         -      11.49
    12/31/00          15.37    (0.07)         (1.91)        (1.98)      (0.22)        (0.72)        -      12.45
    12/31/99          10.80    (0.07)          4.65          4.58           -         (0.01)        -      15.37
4/09(a)-12/31/98      10.00     0.07           0.73          0.80           -             -         -      10.80
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Equity Growth Series II (d)
    06/30/01          11.89    (0.01)         (1.03)        (1.04)          -             -         -      10.85
    12/31/00          13.67    (0.11)         (1.31)        (1.42)      (0.10)        (0.26)        -      11.89
    12/31/99          10.04    (0.05)          3.69          3.64       (0.01)            -         -      13.67
4/09(a)-12/31/98      10.00     0.08          (0.04)         0.04           -             -         -      10.04
---------------------------------------------------------------------------------------------------------------------
 JNL/S&P Equity Aggressive Growth Series II (d)
    06/30/01          12.46    (0.02)         (0.97)        (0.99)          -             -         -      11.47
    12/31/00          14.44    (0.17)         (1.45)        (1.62)      (0.07)        (0.29)        -      12.46
    12/31/99          10.36    (0.05)          4.15          4.10       (0.02)            -         -      14.44
4/09(a)-12/31/98      10.00     0.07           0.29          0.36           -             -         -      10.36
---------------------------------------------------------------------------------------------------------------------




                                                                                    Assuming No Expense Reimbursement
                                                                                         or Fees Paid Indirectly
                                                                                    ---------------------------------
                             Supplemental Data                        Ratio of Net                  Ratio of Net
                    -----------------------------------   Ratio of     Investment     Ratio of       Investment
                              Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period          Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended         Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Aggressive
    06/30/01        (7.92)%      $ 5,699       40.45%        0.20%        (0.20)%        n/a             n/a
    12/31/00        (9.04)         6,257       42.75         0.20          1.53          n/a             n/a
    12/31/99        28.66          3,379       72.67         0.20          1.26          n/a             n/a
4/09(a)-12/31/98     0.50            267      165.71         0.20          2.19          n/a             n/a
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Very Aggre
    06/30/01        (7.71)         3,756       28.25         0.20         (0.20)         n/a             n/a
    12/31/00       (12.86)         4,395       21.22         0.20          0.59          n/a             n/a
    12/31/99        42.42          3,121       45.99         0.20         (0.07)         n/a             n/a
4/09(a)-12/31/98     8.00            155      208.66         0.20          0.91          n/a             n/a
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Equity Gro
    06/30/01        (8.75)        10,155       42.09         0.20         (0.20)         n/a             n/a
    12/31/00       (10.35)        11,243       18.49         0.20          0.62          n/a             n/a
    12/31/99        36.29          4,733       59.07         0.20          0.20          n/a             n/a
4/09(a)-12/31/98     0.40            600      121.14         0.20          1.82          n/a             n/a
---------------------------------------------------------------------------------------------------------------------
 JNL/S&P Equity Ag
    06/30/01        (7.95)         3,142       38.44         0.20         (0.20)         n/a             n/a
    12/31/00       (11.18)         3,475       17.61         0.20          0.71          n/a             n/a
    12/31/99        39.61            946      202.45         0.20             -          n/a             n/a
4/09(a)-12/31/98     3.60            224      157.21         0.20          1.22          n/a             n/a
---------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
     Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) Certain prior year amounts have been reclassified in conformity with the current year's presentation.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                          JNL Series Trust (Unaudited)
                        Notes to the Financial Statements
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

     JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust, consisting of diversified and non-diversified Series, is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust currently offers shares in forty-five (5) separate Series, each with its own investment objective. JNL/Alger Growth Series, for which Fred Alger Management, Inc. serves as the sub-adviser; JNL/Alliance Growth Series, for which Alliance Capital Management L.P. serves as the sub-adviser; JNL/Eagle Core Equity Series and JNL/Eagle SmallCap Equity Series, for which Eagle Asset Management, Inc. serves as the sub-adviser; JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series and JNL/J.P. Morgan International & Emerging Markets Series, for which J.P. Morgan Investment Management Inc. serves as the sub-adviser; JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series and JNL/Janus Growth & Income Series, for which Janus Capital Corporation serves as the sub-adviser; JNL/Oppenheimer Global Growth Series and JNL/Oppenheimer Growth Series, for which OppenheimerFunds Inc. serves as the sub-adviser; JNL/PIMCO Total Return Bond Series, for which Pacific Investment Management Company serves as the sub-adviser; JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Midcap Growth Series and JNL/Putnam Value Equity Series, for which Putnam Investment Management, Inc. serves as the sub-adviser; Lazard/JNL Mid Cap Value Series and Lazard/JNL Small Cap Value Series, for which Lazard Asset Management serves as sub-adviser; PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series and PPM America/JNL Money Market Series, for which PPM America Inc. serves as sub-adviser; Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series and Salomon Brothers/JNL U.S. Government & Quality Bond Series, for which Salomon Brothers Asset Management Inc. serves as the sub-adviser; and T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series and T. Rowe Price/JNL Value Series, for which T. Rowe Price Associates, Inc. serves as the sub-adviser. The JNL/S&P Conservative Growth Series, JNL/S&P Conservative Growth Series I, JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series, JNL/S&P Moderate Growth Series I, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series, JNL/S&P Aggressive Growth Series I, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series I, JNL/S&P Equity Growth Series II, JNL/S&P Equity Aggressive Growth Series I and JNL/S&P Equity Aggressive Growth Series II (collectively the "JNL/S&P Series") for which Standard & Poor's Investment Advisory Services, Inc. serves as the sub-adviser.

     Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Series of the Trust. PPM America, Inc. is an affiliate of the Adviser. Shares are presently offered only to Jackson National and its separate accounts to fund the benefits of variable annuity policies.

--------------------------------------------------------------------------------
                          JNL Series Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed and consistently applied by the Trust in the preparation of its financial statements. Certain prior year amounts have been reclassified in conformity with the current year's presentation.

     Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions. Actual results could differ from those estimates.

     Security Valuation -- Bonds are valued on the basis of prices furnished by pricing services which determine prices for normal institutional size trading units of bonds or based on quotations provided by reputable broker-dealers. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Trustees. Stocks are valued at the last quoted sale price on the New York stock exchange or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Short-term securities maturing within 60 days of purchase, and all securities in the PPM America/JNL Money Market Series, are valued at amortized cost, which approximates market value. American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

     The JNL/S&P Series are valued at the net asset value per share of each underlying Series determined as of the close of the New York Stock Exchange on the valuation date.

     Security Transactions and Investment Income -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

--------------------------------------------------------------------------------
                          JNL Series Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

     Foreign Currency Translations -- The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities de-nominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

     Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) and net unrealized appreciation (depreciation), respectively.

     Forward Foreign Currency Exchange Contracts -- A Series may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

     The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Series' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statement of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Series could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

     When-Issued and Delayed Delivery Transactions -- A Series may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Series record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date.

     Unregistered Securities -- A Series may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Series after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Series have the right to include their securities in such registration generally without cost to the Series. The Series have no right to require registration of unregistered securities.

     Options Transactions -- A Series may write covered call options on portfolio securities. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that the Series may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. Option contracts are valued at the closing prices on their exchanges and the Series will realize a gain or loss upon expiration or closing of the option transaction. When a written call option is exercised, the proceeds on the sale of the underlying security are adjusted by the amount of premium received.

     Futures Contracts -- A Series may utilize futures contracts to a limited extent. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Series is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Futures contracts are valued based upon their quoted daily settlement prices. The Series receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Series as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities.

--------------------------------------------------------------------------------
                          JNL Series Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

     Dollar Roll Transactions -- A Series may enter into dollar roll transactions with respect to mortgage securities in which the Series sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The value of the dollar roll transactions are reflected in the Series' Statements of Assets and Liabilities. During the period between the sale and repurchase, the Series forgoes principal and interest paid on the mortgage securities sold. The Series is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Series to "roll over" its purchase commitments. These fees are accrued as income over the life of the dollar roll contract. Dollar roll transactions involve the risk that the market value of the securities sold by the Series may decline below the repurchase price of those similar securities which the Series is obligated to purchase or that the return earned by the Series with the proceeds of a dollar roll may not exceed transaction costs.

     Repurchase Agreements -- A Series may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Series at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Series custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

     Reverse Repurchase Agreements -- A Series may engage in reverse repurchase agreements to borrow short term funds. The value of the reverse repurchase agreements that the Series have committed to sell is reflected in the Statements of Assets and Liabilities. A Series pays interest on amounts borrowed which is reflected in the Statements of Operations. The Series will maintain securities in segregated accounts with its custodian that at all times are in an amount equal to their obligations under the reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Series may decline below the repurchase price and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

     Securities Loaned -- The Series has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Series receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Series and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Advisor. The Series bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

     Distributions to Shareholders -- The PPM America/JNL Money Market Series declares dividends daily and pays dividends monthly. For all other Series, dividends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

     Federal Income Taxes -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Series. The Trust periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.


NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Series pays JNAM an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Series. A portion of this fee is paid to sub-advisers as compensation for their services. The following is a schedule of the fees each Series is currently obligated to pay JNAM.

--------------------------------------------------------------------------------
                          JNL Series Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------






                                         $0 to   $25 to  $50 to  $100 to  $150 to $200 to $250 to  $300 to $350 to   Over
(M - Millions)                           $25 M   $50 M   $100 M   $150 M  $200 M  $250 M   $300 M  $350 M   $500 M  $500 M
--------------                           -----   -----   ------   ------  ------  ------   ------  ------   ------  ------
JNL/Alger Growth Series                   .975%   .975%    .975%   .975%    .975%   .975%   .975%    .95%    .95%     .90%
JNL/Alliance Growth Series                .775    .775     .775    .775     .775    .775    .70      .70     .70      .70
JNL/Eagle Core Equity Series              .90     .90      .85     .85      .85     .85     .85      .75     .75      .75
JNL/Eagle SmallCap Equity Series          .95     .95      .95     .90      .90     .90     .90      .90     .90      .85
JNL/J.P. Morgan Enhanced S&P 500 Stock
  Index Series                            .80     .75      .75     .75      .75     .75     .75      .75     .75      .75
JNL/J.P. Morgan International &
  Emerging Markets Series                 .975    .975     .95     .95      .95     .90     .90      .90     .85      .85
JNL/Janus Aggressive Growth Series        .95     .95      .95     .95      .90     .90     .90      .85     .85      .85
JNL/Janus Balanced Series                 .95     .95      .95     .95      .95     .95     .95      .90     .90      .90
JNL/Janus Capital Growth Series           .95     .95      .95     .95      .90     .90     .90      .85     .85      .85
JNL/Janus Global Equities Series         1.00    1.00     1.00    1.00      .95     .95     .95      .90     .90      .90
JNL/Janus Growth & Income Series          .95     .95      .95     .95      .95     .95     .95      .90     .90      .90
JNL/PIMCO Total Return Bond Series        .70     .70      .70     .70      .70     .70     .70      .70     .70      .70
JNL/Putnam Growth Series                  .90     .90      .90     .90      .85     .85     .85      .80     .80      .80
JNL/Putnam International Equity Series   1.10    1.10     1.05    1.05     1.00    1.00    1.00      .95     .95      .90
JNL/Putnam Midcap Growth Series           .95     .95      .95     .95      .95     .95     .95      .90     .90      .90
JNL/Putnam Value Equity Series            .90     .90      .90     .90      .85     .85     .85      .80     .80      .80
Lazard/JNL Mid Cap Value Series           .975    .975     .975    .975     .925    .925    .925     .90     .90      .90
Lazard/JNL Small Cap Value Series        1.05    1.05     1.00    1.00      .975    .975    .975     .925    .925     .925
PPM America/JNL Balanced Series           .75     .75      .70     .70      .675    .675    .675     .65     .65      .625
PPM America/JNL High Yield Bond Series    .75     .75      .70     .70      .675    .675    .675     .65     .65      .625
PPM America/JNL Money Market Series       .60     .60      .60     .60      .575    .575    .575     .55     .55      .525
Salomon Brothers/JNL Balanced Series      .80     .80      .75     .75      .70     .70     .70      .70     .70      .70
Salomon Brothers/JNL Global Bond Series   .85     .85      .85     .85      .80     .80     .80      .80     .80      .75
Salomon Brothers/JNL High Yield Bond
Series                                    .80     .80      .75     .75      .70     .70     .70      .70     .70      .70
Salomon Brothers/JNL U.S. Government &
  Quality Bond Series                     .70      .70     .70     .70      .65     .65     .65      .60     .60      .55
T. Rowe Price/JNL Established Growth
Series                                    .85     .85      .85     .85      .80     .80     .80      .80     .80      .80
T. Rowe Price/JNL Mid-Cap Growth Series   .95     .95      .95     .95      .90     .90     .90      .90     .90      .90
T. Rowe Price/JNL Value Series            .90     .90      .90     .90      .90     .90     .90      .85     .85      .85
JNL/S&P Series                            .20     .20      .20     .20      .20     .20     .20      .20     .20      .15





     Administrative Fee - The JNL/S&P Series do not pay an Administrative Fee. All other Series, except the JNL/ Oppenheimer Global Growth Series, pays JNAM an annual Administrative Fee of .10% of the average daily net assets of the Series. The JNL/Oppenheimer Global Growth Series pays JNAM an annual Administrative Fee of .15% of the average daily net assets of the Series. In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Series. In accordance with the agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing, trustee fees, and all other services necessary for the operation of each Series. Each Series is responsible for trading expenses including brokerage commissions, interest and taxes.

     During the period ended June 30, 2001, JNL/Alger Growth Series, JNL/Eagle Core Equity Series and JNL/Eagle SmallCap Equity Series paid, $343, $1 and $1, in thousands respectively, to affiliates of the Series for brokerage fees on the execution of purchases and sales of portfolio investments.

     Brokerage Enhancement Plan - Certain Series have adopted a Brokerage Enhancement Plan (the "Plan") under the provisions of Rule 12b-1 for the purpose of utilizing the Trust's brokerage commissions to the extent available, to promote the sale and distribution of the Trust's shares (through the sale of variable insurance products funded by the Trust). Commissions are reflected in the Statements of Operations as "12b-1 expenses" and a corresponding reduction "Fees paid indirectly". Net expenses of the Series are unaffected by participating in the Plan.

--------------------------------------------------------------------------------
                          JNL Series Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------


NOTE 4. PURCHASES AND SALES OF SECURITIES

     Information with respect to purchases and proceeds from sales of long-term securities for the period ended June 30, 2001 is as follows (in thousands):

                                                        Investment      Securities     U.S. Government   Obligations
                                                         Purchases         Sales          Purchases          Sales
                                                      ---------------- --------------- ---------------- ----------------
  JNL/Alger Growth Series                             $       154,814         190,750  $             -  $             -
  JNL/Alliance Growth Series                                  100,350          44,066                -                -
  JNL/Eagle Core Equity Series                                100,352          78,939                -                -
  JNL/Eagle SmallCap Equity Series                             49,389          27,709                -                -
  JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series          10,850           5,751                -                -
  JNL/J.P. Morgan International & Emerging Markets
    Series                                                      3,527           3,538                -                -
  JNL/Janus Aggressive Growth Series                          264,104         309,235                -                -
  JNL/Janus Balanced Series                                    38,556          15,618           25,478           21,516
  JNL/Janus Capital Growth Series                             193,096         210,161                -                -
  JNL/Janus Global Equities Series                            246,694         275,071                -                -
  JNL/Janus Growth & Income Series                              7,147           3,790              397              400
  JNL/Oppenheimer Global Growth Series                         63,514           6,406                -                -
  JNL/Oppenheimer Growth Series                                 7,939           1,068                -                -
  JNL/PIMCO Total Return Bond Series                           29,346          24,718           21,425           23,330
  JNL/Putnam Growth Series                                    157,123         210,976                -                -
  JNL/Putnam International Equity Series                       45,215          40,811                -                -
  JNL/Putnam Midcap Growth Series                              54,526          42,966                -                -
  JNL/Putnam Value Equity Series                              186,672         216,185                -                -
  Lazard/JNL Mid Cap Value Series                              12,797          11,319                -                -
  Lazard/JNL Small Cap Value Series                             8,352           6,073                -                -
  PPM America/JNL Balanced Series                              41,275          21,556            9,999                -
  PPM America/JNL High Yield Bond Series                       64,605          30,629                -                -
  Salomon Brothers/JNL Balanced Series                          3,605           2,623              688                -
  Salomon Brothers/JNL Global Bond Series                      57,368          45,329           26,654            2,804
  Salomon Brothers/JNL High Yield Bond Series                   8,496           3,387                -                -
  Salomon Brothers/JNL U.S. Government & Quality Bond
    Series                                                    109,462          35,526          109,462           35,526
  T. Rowe Price/JNL Value Series                              172,181          36,972                -                -
  T. Rowe Price/JNL Established Growth Series                 272,876         152,839                -                -
  T. Rowe Price/JNL Mid-Cap Growth Series                      78,539          98,745                -                -
  JNL/S&P Conservative Growth Series                            8,684           3,699                -                -
  JNL/S&P Moderate Growth Series                               14,943           5,520                -                -
  JNL/S&P Aggressive  Growth Series                             7,979           5,682                -                -
  JNL/S&P Conservative Growth Series I                         88,308          55,649                -                -
  JNL/S&P Moderate Growth Series I                            170,246         104,134                -                -
  JNL/S&P Aggressive  Growth Series I                          63,703          48,661                -                -
  JNL/S&P Very Aggressive Growth Series I                      39,517          33,347                -                -
  JNL/S&P Equity Growth Series I                              105,316          74,173                -                -
  JNL/S&P Equity Aggressive Growth Series I                    26,913          20,212                -                -
  JNL/S&P Conservative Growth Series II                         7,473           5,520                -                -
  JNL/S&P Moderate Growth Series II                             9,305           7,578                -                -
  JNL/S&P Aggressive  Growth Series II                          2,349           2,441                -                -
  JNL/S&P Very Aggressive Growth Series II                      1,143           1,461                -                -
  JNL/S&P Equity Growth Series II                               4,383           4,689                -                -
  JNL/S&P Equity Aggressive Growth Series II                    1,240           1,286                -                -



--------------------------------------------------------------------------------
                          JNL Series Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 5.  FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.


NOTE 6.  FEDERAL INCOME TAX MATTERS

     At December 31, 2000, the following Series had accumulated net realized capital loss carryovers (in thousands) for U.S. federal income tax purposes which may be used to offset future realized capital gains:


                                                                              Year(s) of
                                                              Amount          Expiration
                                                           -------------  -----------------

  JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series      $       201        2008
  JNL/Janus Balanced Series                                        512        2008

  JNL/Janus Growth & Income Series                                 523        2006 - 2008
  JNL/Putnam Growth Series                                       2,490        2008
  JNL/Putnam Midcap Growth Series                                  453        2008
  JNL/Putnam Value Equity Series                                13,271        2008

  Lazard/JNL Small Cap Value Series                                137        2006, 2008
  PPM America/JNL Balanced Series                                  446        2008

  PPM America/JNL High Yield Bond Series                        16,684        2007 - 2008

  Salomon Brothers/JNL Balanced Series                              90        2006 - 2008
  Salomon Brothers/JNL Global Bond Series                        2,122        2006 - 2008

  Salomon Brothers/JNL High Yield Bond Series                      829        2006 - 2008
  Salomon Brothers/JNL U.S. Government
    & Quality Bond Series                                        3,391        2007 - 2008
  JNL/S&P Conservative Growth Series II
                                                                    20        2006


NOTE  7.  GROSS   UNREALIZED   APPRECIATION  /  DEPRECIATION  &  NET  UNREALIZED
APPRECIATION / DEPRECIATION ON INVESTMENTS



     Based on the cost of investments for federal income tax purposes at June 30, 2001:


                                                                                                           Net
                                                                             Gross          Gross       Unrealized
                                                              Cost of     Unrealized     Unrealized     Appreciation/
                                                            Investments   Appreciation   Depreciation   Depreciation
                                                           -------------- -------------- ------------- ----------------

  JNL/Alger Growth Series                                  $   397,661    $    36,416    $  (43,312)    $   (6,896)
  JNL/Alliance Growth Series                                   154,698          8,049       (25,526)       (17,477)
  JNL/Eagle Core Equity Series                                 159,117         13,089       (14,370)        (1,281)
  JNL/Eagle SmallCap Equity Series                             101,598         17,172       (14,033)          3,139
  JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series           27,584          2,251        (3,689)        (1,438)
  JNL/J.P. Morgan International & Emerging Markets Series        9,095            382        (1,386)        (1,004)
  JNL/Janus Aggressive Growth Series                           652,264         37,278      (106,181)       (68,903)
  JNL/Janus Balanced Series                                     69,232          1,728        (2,896)        (1,168)
  JNL/Janus Capital Growth Series                              411,081         25,764       (90,066)       (64,302)
  JNL/Janus Global Equities Series                             520,083         35,228       (65,120)       (29,892)
  JNL/Janus Growth & Income Series                              22,565          1,402        (2,332)          (930)
  JNL/Oppenheimer Global Growth Series                          63,744          2,144        (3,406)        (1,262)
  JNL/Oppenheimer Growth Series                                  9,252            213          (318)          (105)


--------------------------------------------------------------------------------
                          JNL Series Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                                                            Net
                                                                             Gross          Gross       Unrealized
                                                              Cost of     Unrealized     Unrealized     Appreciation/
                                                            Investments   Appreciation   Depreciation   Depreciation
                                                           -------------- -------------- ------------- ----------------

  JNL/PIMCO Total Return Bond Series                       $    39,813            326          (170)    $       156
  JNL/Putnam Growth Series                                     371,426         30,638       (36,880)        (6,242)
  JNL/Putnam International Equity Series                       128,212          5,615       (15,402)        (9,787)
  JNL/Putnam Midcap Growth Series                               54,627          4,322        (6,858)        (2,536)
  JNL/Putnam Value Equity Series                               368,976         31,218       (27,190)          4,028
  Lazard/JNL Mid Cap Value Series                               17,181          2,104          (618)          1,486
  Lazard/JNL Small Cap Value Series                             16,194          3,040          (980)          2,060
  PPM America/JNL Balanced Series                              169,239         19,089        (4,567)         14,522
  PPM America/JNL High Yield Bond Series                       168,206          3,095       (14,670)       (11,575)
  Salomon Brothers/JNL Balanced Series                          15,896            898          (993)           (95)
  Salomon Brothers/JNL Global Bond Series                      141,462          1,666        (4,315)        (2,649)
  Salomon Brothers/JNL High Yield Bond Series                   20,631            373        (2,300)        (1,927)
  Salomon Brothers/JNL U.S. Government & Quality Bond
    Series                                                     226,620          2,596        (1,364)          1,232
  T. Rowe Price/JNL Established Growth Series                  482,729         58,567       (48,461)         10,106
  T. Rowe Price/JNL Mid-Cap Growth Series                      311,545        101,413       (26,477)         74,936
  T. Rowe Price/JNL Value Series                               172,493         10,763       (10,363)            400
  JNL/S&P Conservative Growth Series                            14,452            133        (1,366)        (1,233)
  JNL/S&P Moderate Growth Series                                32,737            370        (3,649)        (3,279)
  JNL/S&P Aggressive  Growth Series                             22,952            343        (3,715)        (3,372)
  JNL/S&P Conservative Growth Series I                         177,236          1,916       (12,229)       (10,313)
  JNL/S&P Moderate Growth Series I                             297,415          3,486       (24,474)       (20,988)
  JNL/S&P Aggressive  Growth Series I                          115,054          1,319       (12,054)       (10,735)
  JNL/S&P Very Aggressive Growth Series I                       67,651            307        (8,954)        (8,647)
  JNL/S&P Equity Growth Series I                               175,604          1,019       (23,388)       (22,369)
  JNL/S&P Equity Aggressive Growth Series I                     50,602            223        (7,360)        (7,137)
  JNL/S&P Conservative Growth Series II                         11,888            162          (754)          (592)
  JNL/S&P Moderate Growth Series II                             20,236            341        (2,110)        (1,769)
  JNL/S&P Aggressive  Growth Series II                           6,559            136        (1,053)          (917)
  JNL/S&P Very Aggressive Growth Series II                       4,481            103          (827)          (724)
  JNL/S&P Equity Growth Series II                               11,691            326        (1,860)        (1,534)
  JNL/S&P Equity Aggressive Growth Series II                     3,632             98          (587)          (489)



NOTE 8.  CHANGE OF AUDITORS

     On May 24, 2001 the Board of Trustees ratified the termination of PricewaterhouseCoopers LLP ("PWC") as the Series' independent accountants. For the two years ended December 31, 2000, PWC expressed an unqualified opinion on the Series' financial statements. There were no disagreements between Series' management and PWC prior to their termination. The Board approved the appointment of KPMG LLP as the Series' independent accountants.